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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22321

MainStay Funds Trust

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010

(Address of principal executive offices) (Zip Code)

J. Kevin Gao, Esq., 169 Lackawanna Avenue, Parsippany, NJ 07054

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-624-6782

Date of fiscal year end: October 31

Date of reporting period: July 31, 2014

Item 1. Schedule of Investments.

The schedule of investments for the period ended July 31, 2014 is filed herewith.

MainStay Balanced Fund

Portfolio of Investments July 31, 2014 (Unaudited)

		Principal Amount	Value

	Long-Term Bonds 34.0%†
	Asset-Backed Securities 2.5%
	Auto Floor Plan 0.3%
	CNH Wholesale Master Note Trust Series 2013-2A, Class A 0.752%, due 8/15/19 (a)(b)	$950,000	$952,542
	Ford Credit Floorplan Master Owner Trust A
	Series 2013-5, Class A2 0.622%, due 9/15/18 (a)	700,000	701,695
	Series 2013-4, Class A2 0.702%, due 6/15/20 (a)	400,000	401,273

	Navistar Financial Dealer Note Master Trust Series 2013-2, Class A 0.835%, due 9/25/18 (a)(b)	425,000	426,139
			2,481,649

	Automobile 0.1%
	Chesapeake Funding LLC Series 2013-1A, Class A 0.606%, due 1/7/25 (a)(b)	484,498	485,119
	Huntington Auto Trust Series 2012-2, Class A3 0.51%, due 4/17/17	658,979	659,398
			1,144,517

	Credit Cards 0.2%
	American Express Issuance Trust II Series 2013-2, Class A 0.582%, due 8/15/19 (a)	275,000	276,141
	Citibank Credit Card Issuance Trust Series 2013-A7, Class A7 0.583%, due 9/10/20 (a)	375,000	377,319
	Discover Card Execution Note Trust Series 2014-A1, Class A1 0.582%, due 7/15/21 (a)	600,000	601,623
			1,255,083

	Other ABS 1.9%
	Apartment Investment & Management Co. Series 2014-AA, Class A 1.763%, due 7/20/26 (a)(b)(c)	500,000	499,350
	Apidos CDO Series 2013-14A, Class A 1.384%, due 4/15/25 (a)(b)	1,250,000	1,232,450
	Ares CLO, Ltd. Series 2013-2A, Class A1 1.485%, due 7/28/25 (a)(b)	1,175,000	1,161,652
	Babson CLO, Ltd. Series 2013-IA, Class A 1.334%, due 4/20/25 (a)(b)	1,300,000	1,287,013
	Ballyrock CDO, Ltd. Series 2013-1A, Class A 1.409%, due 5/20/25 (a)(b)	1,000,000	986,370
	Carlyle Global Market Strategies Series 2014-2A, Class A 1.766%, due 5/15/25 (a)(b)(c)	800,000	800,000
	Cent CLO, L.P. Series 2013-18A, Class A 1.353%, due 7/23/25 (a)(b)	1,000,000	988,660
	CNH Equipment Trust Series 2012-C, Class A3 0.57%, due 12/15/17	422,184	422,489
	Dryden Senior Loan Fund Series 2014-31A, Class A 1.584%, due 4/18/26 (a)(b)(c)	820,000	815,900
	Galaxy XVII CLO, Ltd. Series 2014-17A, Class A 1.827%, due 7/15/26 (a)(b)(c)	600,000	599,250
	Jamestown CLO, Ltd. Series 2013-3A, Class A1A 1.684%, due 1/15/26 (a)(b)(c)	1,100,000	1,095,270
	Nomad CLO, Ltd. Series 2013-1A, Class A1 1.434%, due 1/15/25 (a)(b)	800,000	793,448
	Oak Hill Credit Partners X, Ltd. Series 2014-10A, Class A 1.724%, due 7/20/26 (a)(b)(c)	600,000	600,000
	Octagon Investment Partners XVII, Ltd. Series 2013-1A, Class A1 1.564%, due 10/25/25 (a)(b)	1,150,000	1,137,672
	Race Point VIII CLO, Ltd. Series 2013-8A, Class A 1.479%, due 2/20/25 (a)(b)	780,000	775,718
	Sheridan Square CLO, Ltd. Series 2013-1A, Class A2 1.404%, due 4/15/25 (a)(b)	800,000	794,096
			13,989,338

	Total Asset-Backed Securities (Cost $18,944,729)		18,870,587

	Corporate Bonds 14.3%
	Aerospace & Defense 0.3%
	BAE Systems PLC 3.50%, due 10/11/16 (b)	350,000	367,306
	General Dynamics Corp. 2.25%, due 7/15/16	200,000	205,767
	Northrop Grumman Corp. 3.25%, due 8/1/23	450,000	443,915
	United Technologies Corp. 1.80%, due 6/1/17	950,000	968,048
			1,985,036

	Auto Manufacturers 0.1%
	Daimler Finance North America LLC
	2.375%, due 8/1/18 (b)	375,000	380,993
	3.875%, due 9/15/21 (b)	500,000	531,738
			912,731

	Banks 4.9%
	Abbey National Treasury Services PLC 3.05%, due 8/23/18	725,000	752,846
	American Express Bank FSB 6.00%, due 9/13/17	625,000	709,321
	Australia & New Zealand Banking Group, Ltd. 4.50%, due 3/19/24 (b)	650,000	663,612
¤	Bank of America Corp.
	2.00%, due 1/11/18	900,000	900,989
	2.65%, due 4/1/19	800,000	804,122
	4.00%, due 4/1/24	950,000	963,199
	4.10%, due 7/24/23	1,240,000	1,272,213
	5.65%, due 5/1/18	925,000	1,040,268
	BB&T Corp.
	0.885%, due 2/1/19 (a)	1,150,000	1,158,626
	1.091%, due 6/15/18 (a)	725,000	737,734
	1.45%, due 1/12/18	300,000	297,524
	Citigroup, Inc.
	4.587%, due 12/15/15	490,000	515,010
	5.375%, due 8/9/20	700,000	797,566
	6.00%, due 8/15/17	400,000	449,991
	6.01%, due 1/15/15	68,000	69,670
	Commonwealth Bank of Australia 0.731%, due 9/20/16 (a)(b)	750,000	754,289
	Credit Agricole S.A. 1.625%, due 4/15/16 (b)	675,000	682,544
	Export-Import Bank of Korea 1.75%, due 2/27/18	200,000	197,768
¤	Goldman Sachs Group, Inc. (The)
	1.324%, due 11/15/18 (a)	700,000	711,431
	2.375%, due 1/22/18	1,565,000	1,583,146
	3.85%, due 7/8/24	450,000	447,566
	5.375%, due 3/15/20	450,000	505,999
	6.00%, due 6/15/20	175,000	202,594
	HSBC Bank PLC 4.125%, due 8/12/20 (b)	1,150,000	1,234,253
	HSBC USA, Inc. 1.111%, due 9/24/18 (a)	400,000	404,718
	Huntington Bancshares, Inc. 2.60%, due 8/2/18	1,065,000	1,078,618
	ING Bank N.V. 5.80%, due 9/25/23 (b)	1,415,000	1,578,902
	Intesa Sanpaolo S.p.A. 2.375%, due 1/13/17	975,000	985,884
	JPMorgan Chase & Co. 3.375%, due 5/1/23	1,750,000	1,700,648
	Korea Development Bank (The)
	1.50%, due 1/22/18	200,000	196,758
	3.875%, due 5/4/17	400,000	424,042
	Mizuho Bank, Ltd. 2.45%, due 4/16/19 (b)	950,000	951,386
	Mizuho Financial Group Cayman 3, Ltd. 4.60%, due 3/27/24 (b)	1,200,000	1,247,729
¤	Morgan Stanley
	4.10%, due 5/22/23	850,000	852,700
	4.875%, due 11/1/22	575,000	612,227
	5.50%, due 1/26/20	1,130,000	1,278,560
	5.625%, due 9/23/19	600,000	682,759
	MUFG Union Bank N.A. 0.984%, due 9/26/16 (a)	250,000	252,505
	Santander UK PLC 5.00%, due 11/7/23 (b)	1,905,000	2,045,299
	Skandinaviska Enskilda Banken AB 1.75%, due 3/19/18 (b)	1,200,000	1,191,334
	Societe Generale S.A.
	1.315%, due 10/1/18 (a)	675,000	676,574
	2.75%, due 10/12/17	350,000	360,532
	Sumitomo Mitsui Trust Bank, Ltd. 1.012%, due 9/16/16 (a)(b)	475,000	478,193
	Swedbank AB 1.75%, due 3/12/18 (b)	950,000	947,530
	Wells Fargo & Co.
	4.10%, due 6/3/26	550,000	554,289
	4.125%, due 8/15/23	575,000	594,900
			36,548,368

	Beverages 0.3%
	Anheuser-Busch InBev Finance, Inc. 2.15%, due 2/1/19	800,000	802,505
	Anheuser-Busch InBev Worldwide, Inc. 4.375%, due 2/15/21	300,000	329,774
	Diageo Capital 1.50%, due 5/11/17	250,000	251,937
	SABMiller Holdings, Inc. 2.45%, due 1/15/17 (b)	575,000	590,461
			1,974,677

	Building Materials 0.0%‡
	CRH America, Inc. 4.125%, due 1/15/16	250,000	261,329

	Chemicals 0.4%
	Airgas, Inc. 2.375%, due 2/15/20	750,000	737,688
	Dow Chemical Co. (The) 5.70%, due 5/15/18	144,000	163,071
	LYB International Finance B.V. 4.00%, due 7/15/23	975,000	1,015,494
	Monsanto Co. 2.75%, due 7/15/21	325,000	323,038
	NewMarket Corp. 4.10%, due 12/15/22	1,065,000	1,060,777
			3,300,068

	Computers 0.2%
	Hewlett-Packard Co. 2.75%, due 1/14/19	1,350,000	1,373,408

	Cosmetics & Personal Care 0.0%‡
	Procter & Gamble Co. (The) 1.45%, due 8/15/16	150,000	152,115

	Diversified Financial Services 0.3%
	General Electric Capital Corp.
	2.30%, due 4/27/17	775,000	798,350
	5.50%, due 1/8/20	525,000	604,383
	6.00%, due 8/7/19	750,000	881,020
			2,283,753

	Electric 1.1%
	Commonwealth Edison Co. 1.95%, due 9/1/16	350,000	358,195
	Dayton Power & Light Co. (The) 1.875%, due 9/15/16	275,000	279,175
	Electricite de France 2.15%, due 1/22/19 (b)	700,000	700,328
	FirstEnergy Transmission LLC 4.35%, due 1/15/25 (b)	1,850,000	1,865,819
	GDF Suez 1.625%, due 10/10/17 (b)	450,000	453,218
	Great Plains Energy, Inc. 4.85%, due 6/1/21	210,000	231,266
	Hydro-Quebec 2.00%, due 6/30/16	550,000	563,478
	Kansas City Power & Light Co. 7.15%, due 4/1/19	1,000,000	1,216,442
	NextEra Energy Capital Holdings, Inc. 1.339%, due 9/1/15	1,000,000	1,006,230
	Niagara Mohawk Power Corp. 2.721%, due 11/28/22 (b)	325,000	314,724
	NiSource Finance Corp. 4.45%, due 12/1/21	400,000	428,645
	Pepco Holdings, Inc. 2.70%, due 10/1/15	500,000	509,749
			7,927,269

	Finance - Auto Loans 0.3%
	American Honda Finance Corp. 0.732%, due 10/7/16 (a)	225,000	226,654
	Ford Motor Credit Co. LLC 2.375%, due 1/16/18	1,850,000	1,878,152
			2,104,806

	Finance - Consumer Loans 0.1%
	John Deere Capital Corp.
	1.70%, due 1/15/20	675,000	657,886
	2.80%, due 9/18/17	150,000	156,648
	5.75%, due 9/10/18	150,000	172,726
			987,260
	Finance - Credit Card 0.2%
	Capital One Bank USA N.A. 2.15%, due 11/21/18	1,540,000	1,538,311

	Finance - Other Services 0.1%
	National Rural Utilities Cooperative Finance Corp. 2.35%, due 6/15/20	450,000	446,305

	Food 0.4%
	Ingredion, Inc.
	1.80%, due 9/25/17	250,000	250,094
	4.625%, due 11/1/20	650,000	694,743
	Mondelez International, Inc. 4.125%, due 2/9/16	1,425,000	1,494,520
	Safeway, Inc. 3.40%, due 12/1/16	750,000	786,901
			3,226,258
	Gas 0.0%‡
	Sempra Energy 2.30%, due 4/1/17	200,000	204,693

	Hand & Machine Tools 0.0%‡
	Stanley Black & Decker, Inc. 3.40%, due 12/1/21	175,000	179,250

	Health Care - Products 0.1%
	Zimmer Holdings, Inc. 1.40%, due 11/30/14	325,000	325,997

	Insurance 1.0%
	American International Group, Inc. 4.125%, due 2/15/24	625,000	651,979
	Assurant, Inc. 2.50%, due 3/15/18	850,000	855,655
	Five Corners Funding Trust 4.419%, due 11/15/23 (b)	750,000	785,615
	Markel Corp. 3.625%, due 3/30/23	625,000	620,344
	MetLife, Inc. 1.756%, due 12/15/17	350,000	351,563
	Nationwide Financial Services, Inc. 5.375%, due 3/25/21 (b)	1,450,000	1,627,744
	Pricoa Global Funding I 2.20%, due 5/16/19 (b)	500,000	496,473
	Principal Financial Group, Inc. 8.875%, due 5/15/19	450,000	575,916
	QBE Insurance Group, Ltd. 2.40%, due 5/1/18 (b)	325,000	323,420
	Voya Financial, Inc. 2.90%, due 2/15/18	1,100,000	1,133,307
			7,422,016

	Iron & Steel 0.2%
	ArcelorMittal 4.25%, due 2/25/15	250,000	251,875
	Carpenter Technology Corp. 4.45%, due 3/1/23	350,000	358,915
	Reliance Steel & Aluminum Co. 4.50%, due 4/15/23	550,000	564,139
			1,174,929

	Machinery 0.1%
	Caterpillar Financial Services Corp. 2.10%, due 6/9/19	600,000	598,165

	Media 0.3%
	COX Communications, Inc. 5.45%, due 12/15/14	192,000	195,385
	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
	3.50%, due 3/1/16	300,000	312,253
	4.45%, due 4/1/24	875,000	916,523
	Time Warner Cable, Inc. 4.00%, due 9/1/21	500,000	530,133
	Viacom, Inc. 1.25%, due 2/27/15	400,000	401,816
			2,356,110

	Mining 0.6%
	Barrick Gold Corp. 4.10%, due 5/1/23	1,665,000	1,646,117
	BHP Billiton Finance USA, Ltd. 1.875%, due 11/21/16	450,000	460,320
	Rio Tinto Finance USA PLC 1.072%, due 6/17/16 (a)	625,000	630,122
	Rio Tinto Finance USA, Ltd.
	2.25%, due 9/20/16	475,000	487,567
	3.50%, due 11/2/20	515,000	536,201
	Yamana Gold, Inc. 4.95%, due 7/15/24 (b)	625,000	625,147
			4,385,474

	Oil & Gas 0.6%
	Anadarko Petroleum Corp. 5.95%, due 9/15/16	800,000	880,592
	Apache Corp. 3.625%, due 2/1/21	375,000	394,696
	BP Capital Markets PLC 1.846%, due 5/5/17	225,000	228,771
	Petrobras International Finance Co.
	2.875%, due 2/6/15	625,000	630,094
	5.375%, due 1/27/21	1,000,000	1,030,060
	Petroleos Mexicanos
	3.125%, due 1/23/19 (b)	300,000	308,490
	3.50%, due 1/30/23	300,000	289,500
	Plains Exploration & Production Co. 6.75%, due 2/1/22	130,000	146,900
	Rowan Companies., Inc. 4.75%, due 1/15/24	450,000	469,561
	Statoil ASA 3.125%, due 8/17/17	125,000	131,480
	Total Capital International S.A. 1.55%, due 6/28/17	200,000	201,735
			4,711,879

	Packaging & Containers 0.3%
	Bemis Co., Inc. 5.65%, due 8/1/14	775,000	775,000
	Packaging Corp. of America 4.50%, due 11/1/23	1,480,000	1,574,944
			2,349,944

	Pharmaceuticals 0.2%
	Express Scripts Holding Co. 2.25%, due 6/15/19	725,000	717,671
	Novartis Securities Investment, Ltd. 5.125%, due 2/10/19	500,000	566,042
	Sanofi 4.00%, due 3/29/21	475,000	514,572
			1,798,285

	Pipelines 0.4%
	Energy Transfer Partners, L.P. 4.15%, due 10/1/20	950,000	996,895
	Plains All American Pipeline, L.P. / PAA Finance Corp. 8.75%, due 5/1/19	800,000	1,021,817
	Spectra Energy Partners, L.P. 2.95%, due 9/25/18	425,000	438,694
	Texas Eastern Transmission, L.P. 2.80%, due 10/15/22 (b)	525,000	493,765
			2,951,171

	Real Estate Investment Trusts 0.8%
	American Campus Communities Operating Partnership, L.P. 4.125%, due 7/1/24	900,000	903,481
	Brandywine Operating Partnership, L.P. 5.70%, due 5/1/17	1,525,000	1,672,086
	DDR Corp. 4.75%, due 4/15/18	800,000	865,188
	Hospitality Properties Trust 6.30%, due 6/15/16	600,000	639,588
	Host Hotels & Resorts, L.P. 6.00%, due 10/1/21	325,000	374,114
	Liberty Property, L.P. 4.40%, due 2/15/24	275,000	286,800
	ProLogis, L.P. 4.25%, due 8/15/23	1,180,000	1,227,754
			5,969,011

	Retail 0.1%
	Home Depot, Inc. (The) 4.40%, due 4/1/21	500,000	558,030

	Semiconductors 0.1%
	Samsung Electronics America, Inc. 1.75%, due 4/10/17 (b)	525,000	526,781

	Software 0.1%
	Fiserv, Inc. 4.75%, due 6/15/21	500,000	540,183

	Telecommunications 0.6%
	Orange S.A. 2.75%, due 2/6/19	475,000	485,391
	Verizon Communications, Inc.
	1.35%, due 6/9/17	1,100,000	1,098,340
	2.00%, due 11/1/16	300,000	305,998
	3.45%, due 3/15/21	650,000	663,292
	5.15%, due 9/15/23	1,415,000	1,565,947
	Vodafone Group PLC 1.25%, due 9/26/17	350,000	346,162
			4,465,130

	Textiles 0.0%‡
	Mohawk Industries, Inc. 3.85%, due 2/1/23	300,000	300,000

	Transportation 0.1%
	Burlington Northern Santa Fe LLC 4.70%, due 10/1/19	400,000	447,099

	Total Corporate Bonds (Cost $103,227,005)		106,285,841

	Foreign Government Bonds 0.6%
	Regional (State & Province) 0.2%
	Province of Ontario 1.10%, due 10/25/17	950,000	941,674
	Province of Quebec 3.50%, due 7/29/20	400,000	425,318
			1,366,992

	Sovereign 0.4%
	Brazilian Government International Bond 2.625%, due 1/5/23	500,000	457,000
	Italy Government International Bond 4.75%, due 1/25/16	500,000	528,253
	Poland Government International Bond 5.00%, due 3/23/22	150,000	167,063
	Romanian Government International Bond 4.375%, due 8/22/23 (b)	750,000	771,637
	Russian Federation 3.50%, due 1/16/19 (b)	600,000	598,380
	Turkey Government International Bond 6.75%, due 4/3/18	275,000	309,375
			2,831,708

	Total Foreign Government Bonds (Cost $4,184,759)		4,198,700

	Mortgage-Backed Securities 0.9%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.9%
	Boca Hotel Portfolio Trust Series 2013-BOCA, Class A 1.302%, due 8/15/26 (a)(b)	289,375	289,606
	Citigroup Commercial Mortgage Trust Series 2014-GC21, Class A5 3.855%, due 5/10/47	300,000	311,742
	Commercial Mortgage Pass Through Certificates
	Series 2013-THL, Class A2 1.204%, due 6/8/30 (a)(b)	800,000	802,673
	Series 2013-LC13, Class A2 3.009%, due 8/10/46	600,000	620,822
	GRACE Mortgage Trust Series 2014-GRCE, Class A 3.369%, due 6/10/28 (b)	400,000	410,817
	JP Morgan Chase Commercial Mortgage Securities Corp.
	Series 2012-C6, Class A2 2.206%, due 5/15/45	500,000	510,446
	Series 2006-CB15, Class A4 5.814%, due 6/12/43 (a)	388,132	415,800
	JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class A2 3.019%, due 8/15/46	600,000	620,719
	LB-UBS Commercial Mortgage Trust Series 2006-C7, Class A3 5.347%, due 11/15/38	600,000	649,763
	Morgan Stanley Bank of America Merrill Lynch Trust
	Series 2013-C13, Class A2 2.936%, due 11/15/46	500,000	514,927
	Series 2013-C12, Class A4 4.259%, due 10/15/46	600,000	644,522
	Morgan Stanley Capital I, Inc. Series 2007-T25, Class A3 5.514%, due 11/12/49 (a)	600,000	652,620
	Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class A4 5.308%, due 11/15/48	98,397	105,818

	Total Mortgage-Backed Securities (Cost $6,597,216)		6,550,275

	U.S. Government & Federal Agencies 15.6%
	Federal Home Loan Bank 0.0%‡
	1.30%, due 6/5/18	375,000	372,054

¤	Federal Home Loan Mortgage Corporation 0.9%
	0.75%, due 1/12/18	1,000,000	979,530
	0.875%, due 3/7/18	600,000	589,923
	1.00%, due 9/27/17	225,000	224,006
	1.00%, due 9/29/17	750,000	745,334
	1.125%, due 5/25/18	600,000	590,926
	1.20%, due 6/12/18	650,000	642,628
	1.375%, due 5/1/20	750,000	723,136
	1.75%, due 9/10/15	250,000	254,174
	2.375%, due 1/13/22	1,950,000	1,936,262
			6,685,919

¤	Federal National Mortgage Association 0.7%
	0.375%, due 3/16/15	1,250,000	1,251,689
	0.875%, due 2/8/18	2,150,000	2,119,055
	0.875%, due 5/21/18	450,000	442,206
	1.00%, due 12/28/17	300,000	297,629
	1.00%, due 2/15/18	650,000	641,807
	1.75%, due 6/20/19	350,000	348,487
			5,100,873

¤	United States Treasury Notes 14.0%
	0.25%, due 4/15/16	2,090,000	2,084,530
	0.50%, due 6/30/16	6,000,000	5,999,064
	0.50%, due 7/31/16	4,800,000	4,796,251
	0.625%, due 7/15/16	1,800,000	1,803,164
	0.625%, due 8/15/16	575,000	575,539
	0.625%, due 2/15/17	1,625,000	1,616,748
	0.75%, due 1/15/17	3,350,000	3,346,596
	0.75%, due 3/15/17	5,000,000	4,985,940
	0.875%, due 9/15/16	5,100,000	5,126,296
	0.875%, due 6/15/17	10,900,000	10,865,938
	0.875%, due 7/15/17	8,990,000	8,956,288
	1.00%, due 5/31/18	3,590,000	3,530,822
	1.25%, due 10/31/18	575,000	567,094
	1.25%, due 11/30/18	2,995,000	2,949,374
	1.375%, due 6/30/18	2,925,000	2,914,716
	1.375%, due 9/30/18	1,675,000	1,662,568
	1.50%, due 12/31/18	1,935,000	1,923,510
	1.625%, due 3/31/19	3,670,000	3,656,524
	1.625%, due 4/30/19	9,100,000	9,059,478
	1.625%, due 6/30/19	2,575,000	2,559,107
	1.625%, due 11/15/22	5,600	5,270
	1.75%, due 10/31/20	5,400,000	5,289,046
	2.00%, due 7/31/20	2,800,000	2,797,374
	2.00%, due 9/30/20	1,800,000	1,791,985
	2.00%, due 2/28/21	2,400,000	2,374,500
	2.125%, due 1/31/21	2,175,000	2,170,922
	2.125%, due 6/30/21	4,700,000	4,668,787
	2.25%, due 7/31/18	55,000	56,598
	2.375%, due 12/31/20	1,700,000	1,725,102
	2.50%, due 5/15/24	4,350,000	4,328,929
			104,188,060

	Total U.S. Government & Federal Agencies (Cost $116,477,675)		116,346,906

	Yankee Bond 0.1% (d)

	Transportation 0.1%
	Canadian National Railway Co. 1.45%, due 12/15/16	400,000	404,018

	Total Yankee Bond (Cost $398,543)		404,018

	Total Long-Term Bonds (Cost $249,829,927)		252,656,327

		Shares
	Common Stocks 59.6%

	Advertising 0.1%
	Interpublic Group of Cos., Inc. (The)	31,221	615,366

	Aerospace & Defense 0.9%
	Exelis, Inc.	267	4,496
	General Dynamics Corp.	9,117	1,064,592
	L-3 Communications Holdings, Inc.	13,240	1,389,671
	Northrop Grumman Corp.	8,693	1,071,586
	Raytheon Co.	12,972	1,177,469
	Spirit AeroSystems Holdings, Inc. Class A (e)	30,339	988,141
	United Technologies Corp.	8,787	923,953
			6,619,908

	Agriculture 0.6%
	Altria Group, Inc.	26,385	1,071,231
	Archer-Daniels-Midland Co.	25,622	1,188,861
	Philip Morris International, Inc.	12,937	1,060,963
	Reynolds American, Inc.	16,869	942,134
			4,263,189

	Airlines 0.9%
	Alaska Air Group, Inc.	37,917	1,667,210
	Copa Holdings S.A. Class A	5,623	853,965
	Delta Air Lines, Inc.	50,575	1,894,540
	Southwest Airlines Co.	87,726	2,480,891
			6,896,606

	Apparel 0.1%
	Deckers Outdoor Corp. (e)	6,512	576,377

	Auto Manufacturers 0.3%
	Ford Motor Co.	61,911	1,053,725
	General Motors Co.	29,424	995,120
	Oshkosh Corp.	5,834	269,648
	PACCAR, Inc.	1,797	111,899
			2,430,392

	Auto Parts & Equipment 0.2%
	Johnson Controls, Inc.	22,506	1,063,183
	Lear Corp.	3,644	343,156
			1,406,339

	Banks 3.0%
¤	Bank of America Corp.	62,132	947,513
	Bank of New York Mellon Corp.	28,131	1,098,234
	BB&T Corp.	29,322	1,085,500
	Capital One Financial Corp.	13,425	1,067,824
	CIT Group, Inc.	23,023	1,130,660
	Citigroup, Inc.	19,216	939,855
	Comerica, Inc.	42,909	2,156,606
	Fifth Third Bancorp	92,675	1,897,984
	First Republic Bank	11,105	518,826
	Fulton Financial Corp.	23,868	270,663
¤	Goldman Sachs Group, Inc. (The)	5,453	942,660
	Huntington Bancshares, Inc.	72,547	712,412
	JPMorgan Chase & Co.	20,970	1,209,340
	KeyCorp	120,995	1,638,272
	M&T Bank Corp.	23	2,795
¤	Morgan Stanley	28,914	935,079
	PNC Financial Services Group, Inc.	11,483	948,036
	Popular, Inc. (e)	2,663	84,950
	State Street Corp.	15,660	1,103,090
	SunTrust Banks, Inc.	38,983	1,483,303
	SVB Financial Group (e)	5,138	560,145
	U.S. Bancorp	22,710	954,501
	Wells Fargo & Co.	18,785	956,157
			22,644,405

	Beverages 0.4%
	Molson Coors Brewing Co. Class B	39,110	2,641,098

	Biotechnology 0.2%
	Amgen, Inc.	7,903	1,006,763
	Myriad Genetics, Inc. (e)	13,150	474,715
			1,481,478

	Chemicals 1.2%
	Air Products & Chemicals, Inc.	7,084	934,734
	Cabot Corp.	32,685	1,712,367
	CF Industries Holdings, Inc.	11,710	2,931,481
	Dow Chemical Co. (The)	22,959	1,172,516
	E.I. du Pont de Nemours & Co.	14,751	948,637
	Huntsman Corp.	2,695	70,205
	Kronos Worldwide, Inc.	9,940	148,205
	Mosaic Co. (The)	25,446	1,173,315
			9,091,460

	Commercial Services 1.3%
	Aaron's, Inc.	61,590	1,624,744
	ADT Corp. (The)	33,052	1,150,210
	Apollo Education Group, Inc. (e)	40,784	1,139,097
	Booz Allen Hamilton Holding Corp.	64,115	1,425,918
	DeVry Education Group, Inc.	48,348	1,932,469
	Live Nation Entertainment, Inc. (e)	58,705	1,362,543
	R.R. Donnelley & Sons Co.	63,560	1,103,402
	Weight Watchers International, Inc.	6,515	141,310
			9,879,693

	Computers 2.4%
	Brocade Communications Systems, Inc.	7,670	70,641
	Computer Sciences Corp.	42,167	2,630,799
	DST Systems, Inc.	19,569	1,762,580
	EMC Corp.	43,036	1,260,955
	Hewlett-Packard Co.	35,370	1,259,526
	Lexmark International, Inc. Class A	44,143	2,120,188
	NetApp, Inc.	49,889	1,937,689
	SanDisk Corp.	30,848	2,829,070
	Western Digital Corp.	41,314	4,124,376
			17,995,824

	Cosmetics & Personal Care 0.2%
	Colgate-Palmolive Co.	14,144	896,730
	Procter & Gamble Co. (The)	12,054	932,015
			1,828,745

	Distribution & Wholesale 0.1%
	Arrow Electronics, Inc. (e)	12,129	702,876

	Diversified Financial Services 0.0%‡
	FNF Group (e)	520	14,097
	FNFV Group (e)	1,151	18,830
	Northstar Asset Management Group, Inc. (e)	5,369	96,159
			129,086

	Electric 3.9%
	AES Corp. (The)	164,853	2,408,502
	American Electric Power Co., Inc.	20,396	1,060,388
	Calpine Corp. (e)	37,164	819,095
	CMS Energy Corp.	22,302	645,197
	Consolidated Edison, Inc.	6,735	377,766
	Dominion Resources, Inc.	13,733	928,900
	DTE Energy Co.	11,769	868,788
	Duke Energy Corp.	13,136	947,500
	Edison International	60,832	3,333,594
	Entergy Corp.	41,675	3,035,190
	Exelon Corp.	34,659	1,077,202
	MDU Resources Group, Inc.	5,135	161,804
	NextEra Energy, Inc.	9,790	919,183
	Northeast Utilities	2,571	112,867
	NRG Energy, Inc.	72,749	2,252,309
	Pepco Holdings, Inc.	89,930	2,414,620
	PG&E Corp.	20,455	913,725
	Pinnacle West Capital Corp.	11,007	588,764
	PPL Corp.	15,485	510,850
	Public Service Enterprise Group, Inc.	96,200	3,383,354
	Southern Co. (The)	24,565	1,063,419
	TECO Energy, Inc.	16,063	280,460
	Xcel Energy, Inc.	25,825	795,410
			28,898,887

	Electrical Components & Equipment 0.5%
	Emerson Electric Co.	16,424	1,045,387
	Energizer Holdings, Inc.	21,292	2,443,470
			3,488,857

	Electronics 0.5%
	Agilent Technologies, Inc.	1,042	58,446
	Jabil Circuit, Inc.	17,368	346,665
	Tech Data Corp. (e)	21,379	1,342,388
	Thermo Fisher Scientific, Inc.	7,776	944,784
	Vishay Intertechnology, Inc.	55,684	820,225
			3,512,508

	Engineering & Construction 0.1%
	AECOM Technology Corp. (e)	197	6,688
	KBR, Inc.	24,583	507,885
			514,573

	Entertainment 0.1%
	Dolby Laboratories, Inc. Class A (e)	871	38,881
	Gaming and Leisure Properties, Inc.	4,289	144,411
	Regal Entertainment Group Class A	41,289	803,484
			986,776

	Environmental Controls 0.5%
	Clean Harbors, Inc. (e)	21,785	1,255,470
	Covanta Holding Corp.	70,671	1,443,102
	Waste Management, Inc.	27,942	1,254,316
			3,952,888

	Finance - Consumer Loans 0.1%
	Navient Corp.	45,414	781,121
	SLM Corp.	13,247	117,368
			898,489

	Finance - Credit Card 0.2%
	Discover Financial Services	19,673	1,201,233

	Finance - Investment Banker/Broker 0.3%
	Charles Schwab Corp. (The)	35,001	971,278
	Interactive Brokers Group, Inc. Class A	55,244	1,271,441
	Raymond James Financial, Inc.	5,611	285,880
			2,528,599

	Finance - Other Services 0.3%
	CME Group, Inc.	12,877	952,126
	NASDAQ OMX Group, Inc. (The)	23,664	998,384
			1,950,510

	Food 1.5%
	ConAgra Foods, Inc.	21,769	655,900
	Ingredion, Inc.	28,051	2,065,395
	Kellogg Co.	14,735	881,595
	Mondelez International, Inc. Class A	32,313	1,163,268
	Pilgrim's Pride Corp. (e)	48,565	1,357,878
	Safeway, Inc.	24,135	831,692
	Sysco Corp.	29,742	1,061,492
	Tyson Foods, Inc. Class A	74,511	2,772,554
			10,789,774

	Forest Products & Paper 0.3%
	Domtar Corp.	34,351	1,233,888
	International Paper Co.	4,016	190,760
	Veritiv Corp. (e)	14,868	593,530
			2,018,178

	Gas 0.8%
	AGL Resources, Inc.	180	9,295
	Atmos Energy Corp.	16,477	796,168
	Sempra Energy	8,755	872,961
	UGI Corp.	47,446	2,303,029
	Vectren Corp.	52,530	2,000,868
			5,982,321

	Hand & Machine Tools 0.1%
	Regal-Beloit Corp.	11,400	801,306

	Health Care - Products 0.9%
	Boston Scientific Corp. (e)	3,144	40,180
	CareFusion Corp. (e)	26,203	1,147,429
	Covidien PLC	13,856	1,198,683
	Hill-Rom Holdings, Inc.	49,510	1,950,694
	Hospira, Inc. (e)	19	1,054
	Medtronic, Inc.	17,370	1,072,424
	Stryker Corp.	13,455	1,073,305
	Zimmer Holdings, Inc.	263	26,319
			6,510,088

	Health Care - Services 2.9%
	Aetna, Inc.	14,634	1,134,574
	Cigna Corp.	45,328	4,081,333
	Covance, Inc. (e)	15,172	1,273,234
	DaVita HealthCare Partners, Inc. (e)	9,218	649,316
	HCA Holdings, Inc. (e)	58,125	3,796,144
	Health Net, Inc. (e)	50,360	2,074,328
	Humana, Inc.	30,348	3,570,442
	Laboratory Corporation of America Holdings (e)	808	83,782
	LifePoint Hospitals, Inc. (e)	31,091	2,229,847
	UnitedHealth Group, Inc.	14,396	1,166,796
	Universal Health Services, Inc. Class B	5,869	625,635
	WellPoint, Inc.	10,717	1,176,834
			21,862,265

	Home Builders 0.2%
	NVR, Inc. (e)	427	480,998
	PulteGroup, Inc.	57,334	1,011,945
			1,492,943

	Home Furnishing 0.1%
	Harman International Industries, Inc.	6,482	703,621
	Whirlpool Corp.	148	21,111
			724,732

	Household Products & Wares 0.1%
	Kimberly-Clark Corp.	10,052	1,044,101

	Insurance 5.6%
	ACE, Ltd.	10,539	1,054,954
	Aflac, Inc.	17,309	1,034,040
	Alleghany Corp. (e)	4,410	1,825,079
	Allied World Assurance Co. Holdings, A.G.	22,837	822,360
	Allstate Corp. (The)	18,871	1,103,010
	American Financial Group, Inc.	17,280	967,507
	American International Group, Inc.	22,487	1,168,874
	American National Insurance Co.	6,345	691,605
	Arch Capital Group, Ltd. (e)	46	2,459
	Aspen Insurance Holdings, Ltd.	34,501	1,380,385
	Assurant, Inc.	31,258	1,980,507
	Assured Guaranty, Ltd.	44,594	995,338
	Axis Capital Holdings, Ltd.	49,463	2,134,329
	Berkshire Hathaway, Inc. Class B (e)	8,590	1,077,444
	Chubb Corp. (The)	11,854	1,027,860
	CNA Financial Corp.	32,023	1,196,700
	Endurance Specialty Holdings, Ltd.	31,508	1,666,458
	Everest Re Group, Ltd.	15,786	2,461,195
	Genworth Financial, Inc. Class A (e)	2,370	31,047
	Hanover Insurance Group, Inc. (The)	21,810	1,260,836
	Hartford Financial Services Group, Inc. (The)	5,701	194,746
	HCC Insurance Holdings, Inc.	5,664	264,396
	Kemper Corp.	132	4,569
	Lincoln National Corp.	61,625	3,228,534
	Marsh & McLennan Cos., Inc.	18,395	933,914
	Mercury General Corp.	2,078	102,279
	MetLife, Inc.	19,912	1,047,371
	Old Republic International Corp.	19,237	276,820
	PartnerRe, Ltd.	21,609	2,255,115
	Progressive Corp. (The)	59,402	1,392,383
	Protective Life Corp.	222	15,402
	Prudential Financial, Inc.	10,678	928,666
	RenaissanceRe Holdings, Ltd.	1,803	176,351
	StanCorp Financial Group, Inc.	32,077	1,935,526
	Travelers Companies, Inc. (The)	11,993	1,074,093
	Unum Group	9,177	315,046
	Validus Holdings, Ltd.	6,404	233,938
	Voya Financial, Inc.	38,997	1,446,789
	W.R. Berkley Corp.	31,759	1,416,769
	White Mountains Insurance Group, Ltd.	763	461,546
	XL Group PLC	10,296	331,943
			41,918,183

	Internet 0.2%
	AOL, Inc. (e)	2,281	87,933
	CDW Corp.	650	20,078
	Yahoo!, Inc. (e)	27,781	994,838
			1,102,849

	Investment Management/Advisory Services 0.8%
	Ameriprise Financial, Inc.	10,067	1,204,013
	Artisan Partners Asset Management, Inc. Class A	1,638	85,340
	BlackRock, Inc.	3,477	1,059,546
	Federated Investors, Inc. Class B	7,515	212,073
	Franklin Resources, Inc.	21,306	1,153,720
	Invesco, Ltd.	703	26,454
	Legg Mason, Inc.	42,542	2,018,618
			5,759,764

	Iron & Steel 0.1%
	Nucor Corp.	89	4,469
	United States Steel Corp.	11,626	389,355
			393,824

	Leisure Time 0.6%
	Carnival Corp.	33,898	1,227,785
	Royal Caribbean Cruises, Ltd.	47,864	2,855,088
			4,082,873

	Machinery - Construction & Mining 0.3%
	Caterpillar, Inc.	11,415	1,150,061
	Joy Global, Inc.	20,478	1,213,527
			2,363,588

	Machinery - Diversified 0.1%
	Deere & Co.	11,026	938,423

	Media 1.2%
	CBS Corp. Class B	16,351	929,227
	Comcast Corp. Class A	20,120	1,081,048
	John Wiley & Sons, Inc. Class A	34,082	2,047,987
	Liberty Media Corp. Class A (e)	2,484	116,872
	News Corp. Class A (e)	37,827	667,647
	Starz Class A (e)	47	1,340
	Thomson Reuters Corp.	29,799	1,126,700
	Time Warner, Inc.	11,443	949,998
	Twenty-First Century Fox, Inc. Class A	29,488	934,180
	Walt Disney Co. (The)	12,793	1,098,663
			8,953,662

	Metal Fabricate & Hardware 0.1%
	Timken Co.	3,789	167,853
	Valmont Industries, Inc.	2,454	357,376
			525,229

	Mining 0.8%
	Alcoa, Inc.	237,599	3,894,248
	Freeport-McMoRan, Inc.	32,095	1,194,576
	Newmont Mining Corp.	45,653	1,137,216
			6,226,040

	Miscellaneous - Manufacturing 1.4%
	Carlisle Companies, Inc.	20,096	1,608,082
	Danaher Corp.	14,558	1,075,545
	Dover Corp.	4,656	399,299
	Eaton Corp. PLC	12,357	839,287
	General Electric Co.	37,216	935,982
	Harsco Corp.	5,621	142,043
	Ingersoll-Rand PLC	21,200	1,246,348
	Leggett & Platt, Inc.	84	2,755
	Parker Hannifin Corp.	776	89,201
	Textron, Inc.	74,660	2,715,384
	Trinity Industries, Inc.	36,746	1,603,596
			10,657,522

	Office & Business Equipment 0.7%
	Pitney Bowes, Inc.	75,365	2,039,377
	Xerox Corp.	237,060	3,143,415
			5,182,792

	Oil & Gas 5.2%
	Anadarko Petroleum Corp.	11,165	1,192,980
	Apache Corp.	11,956	1,227,403
	Chesapeake Energy Corp.	109,656	2,891,629
	Chevron Corp.	9,241	1,194,307
	Cimarex Energy Co.	9,285	1,290,801
	ConocoPhillips	14,260	1,176,450
	CVR Energy, Inc.	6,156	289,824
	Devon Energy Corp.	15,761	1,189,955
	Exxon Mobil Corp.	10,558	1,044,609
	Helmerich & Payne, Inc.	225	23,908
	Hess Corp.	12,352	1,222,601
	HollyFrontier Corp.	55,862	2,626,073
	Marathon Oil Corp.	30,564	1,184,355
	Marathon Petroleum Corp.	16,150	1,348,202
	Murphy Oil Corp.	19,001	1,180,532
	Nabors Industries, Ltd.	91,471	2,484,352
	Newfield Exploration Co. (e)	56,632	2,282,270
	Noble Energy, Inc.	2,959	196,744
	Occidental Petroleum Corp.	10,833	1,058,492
	Patterson-UTI Energy, Inc.	59,573	2,046,333
	PBF Energy, Inc. Class A	64,189	1,739,522
	Phillips 66	15,224	1,234,819
	SandRidge Energy, Inc. (e)	314,827	1,876,369
	Seventy Seven Energy, Inc. (e)	5,758	129,152
	Ultra Petroleum Corp. (e)	8,105	185,767
	Unit Corp. (e)	31,115	1,971,135
	Valero Energy Corp.	25,589	1,299,921
	Whiting Petroleum Corp. (e)	10,912	965,603
	WPX Energy, Inc. (e)	101,681	2,091,578
			38,645,686

	Oil & Gas Services 0.6%
	Baker Hughes, Inc.	16,576	1,139,932
	MRC Global, Inc. (e)	133	3,568
	National Oilwell Varco, Inc.	12,772	1,035,043
	NOW, Inc. (e)	1	32
	Oil States International, Inc. (e)	1,598	97,941
	RPC, Inc.	8,320	187,200
	Superior Energy Services, Inc.	65,580	2,203,488
			4,667,204

	Pharmaceuticals 1.7%
	Abbott Laboratories	22,440	945,173
	Bristol-Myers Squibb Co.	19,551	989,672
	Cardinal Health, Inc.	58,796	4,212,733
	Eli Lilly & Co.	19,257	1,175,833
	Express Scripts Holding Co. (e)	18,740	1,305,241
	Johnson & Johnson	10,771	1,078,069
	Merck & Co., Inc.	21,291	1,208,051
	Omnicare, Inc.	9,447	590,438
	Pfizer, Inc.	40,712	1,168,434
			12,673,644

	Pipelines 0.3%
	Kinder Morgan, Inc.	25,577	920,260
	ONEOK, Inc.	7,420	478,071
	Spectra Energy Corp.	22,556	922,992
			2,321,323

	Real Estate 0.1%
	St. Joe Co. (The) (e)	16,391	374,370

	Real Estate Investment Trusts 6.0%
	American Campus Communities, Inc.	4,546	176,930
	American Capital Agency Corp.	18,890	436,737
	Apartment Investment & Management Co. Class A	21,267	726,906
	AvalonBay Communities, Inc.	16,342	2,419,923
	BioMed Realty Trust, Inc.	29,702	638,593
	Boston Properties, Inc.	355	42,405
	Brandywine Realty Trust	27,565	428,636
	Brixmor Property Group, Inc.	30,940	700,791
	Camden Property Trust	29,932	2,165,880
	CBL & Associates Properties, Inc.	88,925	1,662,898
	Chimera Investment Corp.	287,779	912,259
	Columbia Property Trust, Inc.	33,581	856,651
	Corporate Office Properties Trust	173	4,908
	Digital Realty Trust, Inc.	39,719	2,557,506
	Duke Realty Corp.	97,729	1,758,145
	Equity Lifestyle Properties, Inc.	41,948	1,857,877
	Equity Residential	16,852	1,089,482
	Essex Property Trust, Inc.	239	45,307
	General Growth Properties, Inc.	14,989	350,293
	HCP, Inc.	16,220	673,617
	Health Care REIT, Inc.	19,705	1,253,829
	Home Properties, Inc.	32,503	2,138,372
	Hospitality Properties Trust	75,102	2,145,664
	Host Hotels & Resorts, Inc.	157,282	3,419,311
	Kimco Realty Corp.	23,674	529,824
	Mack-Cali Realty Corp.	24,500	516,950
	Mid-America Apartment Communities, Inc.	422	29,506
	National Retail Properties, Inc.	5,299	188,485
	Northstar Realty Finance Corp. (e)	5,369	86,441
	Piedmont Office Realty Trust, Inc. Class A	66,955	1,302,275
	ProLogis, Inc.	10,709	437,034
	Public Storage	5,541	950,891
	Rayonier, Inc.	10,373	353,304
	Retail Properties of America, Inc. Class A	121,902	1,834,625
	Senior Housing Properties Trust	95,043	2,172,683
	Simon Property Group, Inc.	6,459	1,086,339
	Starwood Property Trust, Inc.	23,426	552,854
	Taubman Centers, Inc.	19,147	1,408,453
	UDR, Inc.	16,118	468,712
	Ventas, Inc.	243	15,431
	Vornado Realty Trust	12,847	1,362,039
	Washington Prime Group, Inc. (e)	77,080	1,456,041
	Weingarten Realty Investors	998	32,844
	Weyerhaeuser Co.	46,439	1,454,470
			44,702,121

	Retail 2.5%
	Bed Bath & Beyond, Inc. (e)	6,734	426,195
	Best Buy Co., Inc.	36,967	1,099,029
	Big Lots, Inc.	43,492	1,902,775
	Chico's FAS, Inc.	56,479	892,933
	Costco Wholesale Corp.	8,199	963,710
	CST Brands, Inc.	53,997	1,805,120
	CVS Caremark Corp.	14,088	1,075,760
	Darden Restaurants, Inc.	4,020	187,935
	Dillard's, Inc. Class A	15,696	1,871,277
	DSW, Inc. Class A	6,919	183,976
	GameStop Corp. Class A	5,416	227,310
	Guess?, Inc.	58	1,509
	Kohl's Corp.	10,041	537,595
	Macy's, Inc.	38,771	2,240,576
	Rite Aid Corp. (e)	205,850	1,377,136
	Target Corp.	15,877	946,110
	Wal-Mart Stores, Inc.	12,524	921,516
	Walgreen Co.	13,227	909,621
	Wendy's Co. (The)	482	3,928
	World Fuel Services Corp.	20,734	890,525
			18,464,536

	Savings & Loans 0.0%‡
	Washington Federal, Inc.	2,454	51,436

	Semiconductors 1.8%
	Broadcom Corp. Class A	74,104	2,835,219
	Fairchild Semiconductor International, Inc. (e)	35,114	534,435
	First Solar, Inc. (e)	1,289	81,349
	Intel Corp.	35,863	1,215,397
	Lam Research Corp.	23,016	1,611,120
	Marvell Technology Group, Ltd.	158,589	2,115,577
	Maxim Integrated Products, Inc.	23,866	699,512
	Micron Technology, Inc. (e)	83,716	2,557,524
	ON Semiconductor Corp. (e)	20,198	172,895
	Rovi Corp. (e)	6,631	154,966
	Skyworks Solutions, Inc.	11,176	567,294
	Teradyne, Inc.	45,049	820,793
			13,366,081

	Software 0.8%
	Activision Blizzard, Inc.	75,765	1,695,621
	Citrix Systems, Inc. (e)	13,289	900,064
	Electronic Arts, Inc. (e)	56,650	1,903,440
	Microsoft Corp.	24,532	1,058,801
	SEI Investments Co.	10,521	376,862
			5,934,788

	Telecommunications 2.4%
	Amdocs, Ltd.	10,817	490,443
	AT&T, Inc.	34,483	1,227,250
	CenturyLink, Inc.	32,932	1,292,252
	Cisco Systems, Inc.	48,181	1,215,607
	CommScope Holding Co., Inc. (e)	324	7,983
	Corning, Inc.	55,783	1,096,136
	EchoStar Corp. Class A (e)	37,434	1,897,904
	Frontier Communications Corp.	401,111	2,627,277
	Harris Corp.	30	2,048
	Intelsat S.A. (e)	3,211	59,532
	Juniper Networks, Inc. (e)	62,717	1,476,358
	Level 3 Communications, Inc. (e)	43,760	1,924,565
	Polycom, Inc. (e)	41,327	529,812
	Sprint Corp. (e)	143,332	1,053,490
	T-Mobile U.S., Inc. (e)	34,945	1,151,088
	Telephone & Data Systems, Inc.	39	975
	United States Cellular Corp. (e)	2,279	89,086
	Windstream Holdings, Inc.	174,113	1,995,335
			18,137,141

	Textiles 0.0%‡
	Cintas Corp.	1,406	88,016

	Transportation 0.8%
	Con-way, Inc.	38,036	1,877,076
	CSX Corp.	35,360	1,057,971
	FedEx Corp.	8,103	1,190,169
	Kirby Corp. (e)	4,897	570,305
	Norfolk Southern Corp.	10,302	1,047,301
	Ryder System, Inc.	2,929	252,275
			5,995,097

	Trucking & Leasing 0.2%
	AMERCO	5,815	1,530,275

	Total Common Stocks (Cost $361,365,100)		443,418,337

	Exchange-Traded Funds 5.9% (f)
¤	iShares Intermediate Credit Bond Fund	43,400	4,758,810
¤	iShares Intermediate Government / Credit Bond Fund	169,175	18,693,837
¤	iShares Russell 1000 Value Index Fund	43,994	4,357,166
	S&P 500 Index - SPDR Trust Series 1	7,674	1,481,773
	S&P Midcap 400 Index - Midcap SPDR Trust Series 1	12,490	3,111,634
¤	Vanguard Mid-Cap Value	140,706	11,914,984

	Total Exchange-Traded Funds (Cost $44,197,794)		44,318,204

	Principal Amount
Short-Term Investments 0.8%
Repurchase Agreements 0.8%
State Street Bank and Trust Co. 0.00%, dated 7/31/14 due 8/1/14 Proceeds at Maturity $859,531 (Collateralized by Federal Home Loan Mortgage Corp. securities with rates between 1.96% and 2.06% and maturity dates between 10/17/22 and 11/7/22, with a Principal Amount of $945,000 and a Market Value of $882,328)	$859,531	859,531
TD Securities (U.S.A.) LLC 0.08%, dated 7/31/14 due 8/1/14 Proceeds at Maturity $5,336,012 (Collateralized by a United States Treasury Bill with a zero coupon rate and a maturity date of 8/7/14 with a Principal Amount of $5,442,800 and a Market Value of $5,442,778)	5,336,000	5,336,000

Total Short-Term Investments (Cost $6,195,531)		6,195,531

Total Investments (Cost $661,588,352) (i)	100.3%	746,588,399
Other Assets, Less Liabilities	(0.3)	(2,380,966)

Net Assets	100.0%	$744,207,433

	Contracts Short	Unrealized Appreciation (Depreciation)(g)
Futures Contracts 0.0% ‡

United States Treasury Notes September 2014 (2 Year) (h)	(148)	$53,957
September 2014 (5 Year) (h)	(9)	5,385

Total Futures Contracts (Notional Amount $33,543,961)		$59,342

¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2014, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown was the rate in effect as of July 31, 2014.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2014, the total market value of these fair valued securities was $4,409,770, which represented 0.6% of the Fund's net assets.
(d)	Yankee Bond - Dollar-denominated bond issued in the United States by a foreign bank or corporation.
(e)	Non-income producing security.
(f)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(g)	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2014.
(h)	As of July 31, 2014, cash in the amount of $48,800 was on deposit with a broker for futures transactions.
(i)	As of July 31, 2014, cost was $666,374,942 for federal income tax purposes and net unrealized appreciation was as follows:
Gross unrealized appreciation	$90,526,178
Gross unrealized depreciation	(10,312,721)
Net unrealized appreciation	$80,213,457

The following abbreviation is used in the above portfolio:
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2014, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities (b)	$—	$14,460,817	$4,409,770	$18,870,587
Corporate Bonds	—	106,285,841	—	106,285,841
Foreign Government Bonds	—	4,198,700	—	4,198,700
Mortgage-Backed Securities	—	6,550,275	—	6,550,275
U.S. Government & Federal Agencies	—	116,346,906	—	116,346,906
Yankee Bond	—	404,018	—	404,018
Total Long-Term Bonds	—	248,246,557	4,409,770	252,656,327
Common Stocks	443,418,337	—	—	443,418,337
Exchange-Traded Funds	44,318,204	—	—	44,318,204
Short-Term Investments
Repurchase Agreements	—	6,195,531	—	6,195,531
Total Investments in Securities	487,736,541	254,442,088	4,409,770	746,588,399
Other Financial Instruments
Futures Contracts Short (c)	59,342	—	—	59,342
Total Investments in Securities and Other Financial Instruments	$487,795,883	$254,442,088	$4,409,770	$746,647,741

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $4,409,770 are held in Other ABS within the Asset-Backed Securities section of the Portfolio of Investments.

(c)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

During the period ended July 31, 2014, securities with a total value of $9,173,902 transferred from Level 3 to Level 2. The transfer occurred as a result of the value of these securities being obtained from an independent pricing source using observable inputs as of July 31, 2014. As of October 31, 2013, the valuation of these securities was obtained using fair valued prices due to market quotations not being readily available.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)		Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2014
Asset-Backed Securities
Other ABS	$12,473,444	$345	$(36,581)		$20,291	$4,407,996	$(3,281,823)	$-	$(9,173,902)	$4,409,770	$20,291
Convertible Bond
Internet	18	-	(13,325	)(a)	13,307	-	-	-	-	-	-
Total	$12,473,462	$345	$(49,906)		$33,598	$4,407,996	$(3,281,823)	$-	$(9,173,902)	$4,409,770	$20,291

(a) At Home Corp. was written off on March 3, 2014.

MainStay California Tax Free Opportunities Fund

Portfolio of Investments July 31, 2014 (Unaudited)

		Principal Amount	Value
	Municipal Bonds 77.6% †
	Airport 5.1%
	Antonio B Won Pat International Airport Authority, Guam Airport, Revenue Bonds Series C, Insured: AGM 6.00%, due 10/1/34 (a)	$1,000,000	$1,134,290
¤	Los Angeles, Department of Airports, International Airport, Revenue Bonds Series B 5.00%, due 5/15/31	1,500,000	1,680,270
	Sacramento County, California Airport System, Revenue Bonds Series B, Insured: AGM 5.25%, due 7/1/39 (a)	620,000	654,143
			3,468,703
	Appropriation 4.6%
	Anaheim Public Financing Authority, Public Improvement Project, Revenue Bonds Series A-1, Insured: NATL-RE 4.75%, due 9/1/33	1,000,000	1,068,380
	California Statewide Communities Development Authority, Inland Regional Center Project, Revenue Bonds 5.375%, due 12/1/37	500,000	518,620
	California Statewide Communities Development Authority, Redwoods Project, Revenue Bonds 5.375%, due 11/15/44	535,000	593,326
	Puerto Rico Municipal Finance Agency, Unlimited General Obligation Series A, Insured: AGM 5.25%, due 8/1/21	250,000	249,523
	Puerto Rico Public Buildings Authority, Revenue Bonds Insured: CIFG 5.25%, due 7/1/20	100,000	105,078
	Stockton Redevelopment Agency, Stockton Events Center-Arena Project, Revenue Bonds
	Insured: NATL-RE 5.00%, due 9/1/28	285,000	284,974
	Insured: NATL-RE 5.00%, due 9/1/36	320,000	315,776
			3,135,677
	Charter Schools 2.5%
	California School Finance Authority, Classical Academies Project, Revenue Bonds Series A-1 7.375%, due 10/1/43	500,000	552,135
	California School Finance Authority, KIPP LA Projects, Revenue Bonds 5.00%, due 7/1/34	600,000	615,564
	California State Municipal Finance Authority, Partnerships Uplift Community Project, Revenue Bonds Series A 5.30%, due 8/1/47	500,000	510,320
			1,678,019
	Dedicated Tax 11.8%
	City of San Jose California Special Hotel Tax Convention Center Expansion, Revenue Bonds 6.50%, due 5/1/36	760,000	900,737
	Emeryville Redevelopment Agency Successor Agency, Tax Allocation Series A, Insured: AGM 5.00%, due 9/1/33	385,000	431,785
	Guam Government, Business Privilege, Revenue Bonds Series A 6.50%, due 11/1/40	490,000	550,554
	Riverside County Transportation Commission, Limited Tax, Revenue Bonds Series A 5.25%, due 6/1/39	1,000,000	1,144,610
¤	San Bernardino County Financing Authority, Court House Facilities Project, Revenue Bonds Series C, Insured: NATL-RE 5.50%, due 6/1/37	1,500,000	1,507,650
	San Francisco City & County Redevelopment Agency, Community Facilities District, Special Tax Series A 5.00%, due 8/1/23	300,000	340,134
¤	San Francisco City & County Redevelopment Agency, Successor Agency Community, 6-Mission Bay Public Improvements, Special Tax
	Series C 5.00%, due 8/1/27	1,000,000	1,104,740
	Series C 5.00%, due 8/1/28	580,000	636,150
	South Orange County Public Financing Authority, Special Tax Series A 5.00%, due 8/15/32	775,000	841,084
	Virgin Islands Public Finance Authority, Matching Fund Loan, Revenue Bonds Series A 6.75%, due 10/1/37	500,000	550,970
			8,008,414
	Development 0.8%
	Inland Valley Development Agency, Tax Allocation Series A 5.25%, due 9/1/37	500,000	553,740

	Facilities 2.6%
	Puerto Rico Public Buildings Authority, Revenue Bonds
	Series H, Insured: AMBAC 5.50%, due 7/1/16	300,000	299,730
	series H, Insured: AMBAC 5.50%, due 7/1/17	250,000	249,508
¤	Territory of Guam, Unlimited General Obligation
	Series A 6.75%, due 11/15/29	825,000	906,955
	Series A 7.00%, due 11/15/39	300,000	331,803
			1,787,996
	General 2.6%
	Puerto Rico Convention Center District Authority, Revenue Bonds Series A, Insured: AMBAC 5.00%, due 7/1/18	740,000	738,668
	Territory of Guam, Section 30, Revenue Bonds Series A 5.75%, due 12/1/34	500,000	548,030
	Virgin Islands Public Finance Authority, Revenue Bonds Insured: AGM 5.00%, due 10/1/32	470,000	513,221
			1,799,919
	General Obligation 23.4%
	Alum Rock Union Elementary School District, Election of 2008, Unlimited General Obligation Series A, Insured: GTY 5.00%, due 8/1/33	400,000	448,516
	Alvord Unified School District, Election 2012, Unlimited General Obligation Series A, Insured: AGM 5.25%, due 8/1/37	825,000	915,131
¤	Anaheim, California, School District, Unlimited General Obligation Insured: AGM 6.25%, due 8/1/40	1,500,000	1,759,215
	Arcadia Unified School District, Election 2006, General Obligation Series A, Insured: AGM 5.00%, due 8/1/32	1,000,000	1,085,690
	California School Facilities Financing Authority, Azusa Unified School District, Revenue Bonds Series A, Insured: AGM 5.00%, due 8/1/32	1,095,000	1,177,388
	Centinela Valley Union High School District, Election 2008, Unlimited General Obligation Series B 6.00%, due 8/1/36	500,000	602,435
¤	Centinela Valley Union High School District, Election 2010, Unlimited General Obligation
	Series A (zero coupon), due 8/1/34	2,750,000	762,630
	Series A 5.75%, due 8/1/41	1,000,000	1,188,930
	El Monte Union High School District, Election of 2008, General Obligation Series A, Insured: GTY 5.50%, due 6/1/34	1,000,000	1,123,000
¤	Kern Community College District, Safety Repair & Improvement, General Obligation
	Series C 5.25%, due 11/1/31	1,500,000	1,671,885
	Series C 5.75%, due 11/1/34	650,000	787,956
	Oakland Unified School District, Alameda County, Election of 2012, General Obligation 6.625%, due 8/1/38	500,000	594,385
	Palm Springs Unified School District, Election 2008, Unlimited General Obligation Series C 5.00%, due 8/1/31	360,000	415,652
	San Ysidro School District, Unlimited General Obligation Series F, Insured: AGM (zero coupon), due 8/1/47	2,500,000	262,075
	Santa Barbara Unified School District, Election of 2010, Unlimited General Obligation Series B 5.00%, due 8/1/38	1,000,000	1,108,030
¤	Taft Elementary School District, Election 2012, Unlimited General Obligation Series B, Insured: AGM 6.00%, due 8/1/44	1,200,000	1,384,320
	Westminster School District, CABS, Election 2008, Unlimited General Obligation Series B, Insured: BAM (zero coupon), due 8/1/48	5,000,000	584,900
			15,872,138
	Higher Education 1.9%
	California Municipal Finance Authority, Touro College & University System, Revenue Bonds Series A 5.25%, due 1/1/40	250,000	270,688
	California Statewide Communities Development Authority, Lancer Plaza Project, Revenue Bonds 5.875%, due 11/1/43	1,000,000	1,033,760
			1,304,448
	Hospital 3.1%
	Abag Finance Authority for Nonprofit Corp., Episcopal Senior Communities, Revenue Bonds Series A 5.00%, due 7/1/42	500,000	517,485
¤	California Statewide Communities Development Authority, John Muir Health, Revenue Bonds
	Series A 0.03%, due 8/15/36 (b)	1,400,000	1,400,000
	5.00%, due 7/1/29	150,000	165,091
			2,082,576
	Housing 1.6%
	California Municipal Finance Authority, Caritas Affordable Housing, Inc., Revenue Bonds Series A 5.25%, due 8/15/39	1,000,000	1,068,780

	Incremental Tax 0.7%
	Cathedral City Public Financing Authority, Tax Allocation Series A, Insured: NATL-RE (zero coupon), due 8/1/30	1,085,000	478,702

	Life Care 1.7%
	City of Whittier, California, Health Facility Presbyterian Inter Community Hospital, Revenue Bonds 6.25%, due 6/1/36	1,000,000	1,139,070

	Private Schools 1.5%
	California Statewide Communities Development Authority, California Baptist University, Revenue Bonds Series A 6.375%, due 11/1/43	500,000	550,955
	California Statewide Communities Development Authority, Provident Group, Pomona Properties, Revenue Bonds Series A 5.75%, due 1/15/45	500,000	502,310
			1,053,265
	State General Obligation 1.4%
	California State Public Works Board, Capital Project, Revenue Bonds Series I-1 6.625%, due 11/1/34	195,000	195,950
	Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation Insured: AGM 5.50%, due 7/1/19	520,000	546,286
	Puerto Rico Commonwealth, Public Improvement, Unlimited General Obligation Series A, Insured: NATL-RE 5.50%, due 7/1/20	200,000	203,134
			945,370
	Tobacco Settlement 0.3%
	California County Tobacco Securitization Agency, Asset Backed, Revenue Bonds Series A 5.125%, due 6/1/38	290,000	229,613

	Tollroad 5.3%
¤	Bay Area Toll Authority, Revenue Bonds
	Series F-1 5.00%, due 4/1/34	1,000,000	1,127,070
	Series F-1 5.125%, due 4/1/39	850,000	1,005,635
	Foothill-Eastern Transportation Corridor Agency, Revenue Bonds Series C 6.50%, due 1/15/43	500,000	582,175
	San Joaquin Hills Transportation Corridor Agency, Revenue Bonds
	Series A, Insured: NATL-RE (zero coupon), due 1/15/24	130,000	80,824
	Series A, Insured: NATL-RE (zero coupon), due 1/15/26	230,000	126,463
	Series A, Insured: NATL-RE (zero coupon), due 1/15/27	200,000	103,116
	Series A, Insured: NATL-RE (zero coupon), due 1/15/30	135,000	57,020
	Series A, Insured: NATL-RE (zero coupon), due 1/15/35	150,000	45,343
	Series A, Insured: NATL-RE (zero coupon), due 1/15/36	180,000	50,789
	Series A, Insured: NATL-RE 5.25%, due 1/15/30	435,000	434,983
			3,613,418
	Transportation 1.4%
	Puerto Rico Highways & Transportation Authority, Commonwealth Highway, Revenue Bonds Series N, Insured: NATL-RE 5.25%, due 7/1/32	500,000	464,690
	Puerto Rico Highways & Transportation Authority, Revenue Bonds Series D, Insured: AGM 5.00%, due 7/1/32	355,000	321,722
	San Joaquin Hills Transportation Corridor Agency, Revenue Bonds Series A, Insured: NATL-RE 5.375%, due 1/15/29	150,000	150,056
			936,468
	Utilities 1.8%
	Guam Government Waterworks Authority, Revenue Bonds 5.25%, due 7/1/33	1,100,000	1,200,078

	Water 1.8%
	Anaheim Public Financing Authority, Revenue Bonds Insured:NATL-RE 4.75%, due 2/1/39	500,000	525,620
	Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Revenue Bonds Senior Lien - Series A, Insured: GTY 5.00%, due 7/1/28	130,000	122,763
	Watereuse Finance Authority, Revenue Bonds Series A 5.50%, due 5/1/36	500,000	571,975
			1,220,358
	Water/Sewer 1.7%
	Stockton Public Financing Authority, Delta Water Supply Project, Revenue Bonds Series A 6.25%, due 10/1/38	1,000,000	1,134,410
	Stockton Public Financing Authority, Water Systems Capital Improvement Projects, Revenue Bonds Series A, Insured: NATL-RE 4.75%, due 10/1/35	25,000	25,097
			1,159,507
	Total Municipal Bonds (Cost $50,482,089)		52,736,259

		Shares
	Closed-End Fund 0.8%
	California 0.8%
	BlackRock MuniYield California Insured Fund, Inc.	36,232	520,654

	Total Closed-End Fund (Cost $546,030)		520,654
	Total Investments (Cost $51,028,119) (e)	78.4%	53,256,913
	Other Assets, Less Liabilities	21.6	14,649,868
	Net Assets	100.0%	$67,906,781

		Contracts Short	Unrealized Appreciation (Depreciation)(c)
	Futures Contracts 0.1%
	United States Treasury Notes September 2014 (10 Year) (d)	(57)	$44,409
	Total Futures Contracts (Notional Amount $7,102,734)		$44,409

¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2014. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Interest on these securities was subject to alternative minimum tax.
(b)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of July 31, 2014.
(c)	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2014.
(d)	As of July 31, 2014, cash in the amount of $81,510 was on deposit with a broker for futures transactions.
(e)	As of July 31, 2014, cost was $51,028,119 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$2,544,511
Gross unrealized depreciation	(315,717)
Net unrealized appreciation	$2,228,794

The following abbreviations are used in the above portfolio:
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—Ambac Assurance Corp.
BAM	—Build America Mutual Assurance Co.
CIFG	—CIFG Group
GTY	—Assured Guaranty Corp.
NATL-RE	—National Public Finance Guarantee Corp.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2014, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Municipal Bonds	$—	$52,736,259	$—	$52,736,259
Closed-End Fund	520,654	—	—	520,654
Total Investments in Securities	520,654	52,736,259	—	53,256,913
Other Financial Instruments
Futures Contracts Short (b)	44,409	—	—	44,409
Total Investments in Securities and Other Financial Instruments	$565,063	$52,736,259	$—	$53,301,322

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2014, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Conservative Allocation Fund

Portfolio of Investments July 31, 2014 (Unaudited)

	Shares	Value
Affiliated Investment Companies 96.2% †
Equity Funds 42.6%
MainStay Cornerstone Growth Fund Class I	34,494	$1,114,516
MainStay Emerging Markets Opportunities Fund Class I (a)	963,309	10,201,437
MainStay Epoch Global Choice Fund Class I (a)	632,372	12,672,740
MainStay Epoch U.S. All Cap Fund Class I	602,417	17,512,265
MainStay ICAP Equity Fund Class I	241,974	12,945,613
MainStay ICAP International Fund Class I	455,708	16,469,295
MainStay International Equity Fund Class I	387,124	5,342,316
MainStay International Opportunities Fund Class I	1,335,959	12,317,544
MainStay Large Cap Growth Fund Class I	2,107,302	22,379,547
MainStay MAP Fund Class I	472,609	21,947,964
MainStay Marketfield Fund Class I	476,770	8,338,715
MainStay S&P 500 Index Fund Class I	156,187	7,045,584
MainStay U.S. Equity Opportunities Fund Class I	2,210,644	19,917,900
MainStay U.S. Small Cap Fund Class I (b)	494,284	12,376,878
Total Equity Funds (Cost $149,148,947)		180,582,314

Fixed Income Funds 53.6%
MainStay Floating Rate Fund Class I	2,851,257	27,258,020
MainStay High Yield Corporate Bond Fund Class I	2,285,137	13,802,229
MainStay Indexed Bond Fund Class I (a)	5,190,873	57,359,148
MainStay Short Duration High Yield Fund Class I (a)	1,378,869	13,898,999
MainStay Total Return Bond Fund Class I (a)	9,029,102	97,965,760
MainStay Unconstrained Bond Fund Class I	1,821,076	17,081,696
Total Fixed Income Funds (Cost $223,610,547)		227,365,852
Total Affiliated Investment Companies (Cost $372,759,494)		407,948,166

	Principal Amount
Short-Term Investments 3.9%
Repurchase Agreement 3.9%
State Street Bank and Trust Co. 0.00%, dated 7/31/14 due 8/1/14 Proceeds at Maturity $16,505,853 (Collateralized by a U.S Treasury Notes with a rate of 3.38% and a maturity date of 11/15/19, with a Principal Amount of $15,530,000 and a Market Value of $16,840,825)	$16,505,853	16,505,853

Total Short-Term Investment (Cost $16,505,853)		16,505,853

Total Investments (Cost $389,265,347) (c)	100.1%	424,454,019
Other Assets, Less Liabilities	(0.1)	(273,597)
Net Assets	100.0%	$424,180,422

†	Percentages indicated are based on Fund net assets.
(a)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Non-income producing Underlying Fund.
(c)	As of July 31, 2014, cost was $391,377,774 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$35,801,230
Gross unrealized depreciation	(2,724,985)
Net unrealized appreciation	$33,076,245

The following is a summary of the fair valuations according to the inputs used as of July 31, 2014, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Investments (a)
Affiliated Investment Companies
Equity Funds	$180,582,314	$—	$—	$180,582,314
Fixed Income Funds	227,365,852	—	—	227,365,852
Short-Term Investment
Repurchase Agreement	—	16,505,853	—	16,505,853
Total Investments in Securities	$407,948,166	$16,505,853	$—	$424,454,019

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2014, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Cornerstone Growth Fund

Portfolio of Investments July 31, 2014 (Unaudited)

		Shares	Value
	Common Stocks 99.4% †
	Aerospace & Defense 3.5%
	Precision Castparts Corp.	128,918	$29,496,438
	Textron, Inc.	279,731	10,173,817
			39,670,255
	Auto Components 1.8%
	Johnson Controls, Inc.	424,463	20,051,632

	Automobiles 1.1%
	Tesla Motors, Inc. (a)	54,643	12,201,782

	Banks 2.1%
	First Republic Bank	496,488	23,195,919

	Beverages 2.8%
	Diageo PLC, Sponsored ADR	164,874	19,821,152
	SABMiller PLC, Sponsored ADR	211,345	11,581,706
			31,402,858
	Biotechnology 7.2%
	Alexion Pharmaceuticals, Inc. (a)	109,898	17,472,683
	Gilead Sciences, Inc. (a)	353,306	32,345,164
	Pharmacyclics, Inc. (a)	251,989	30,349,555
			80,167,402
	Capital Markets 3.1%
	Ameriprise Financial, Inc.	172,710	20,656,116
	T. Rowe Price Group, Inc.	177,141	13,756,770
			34,412,886
	Chemicals 1.4%
	Sherwin-Williams Co. (The)	73,805	15,220,805

	Construction & Engineering 2.0%
	Fluor Corp.	299,319	21,811,376

	Diversified Financial Services 2.4%
	CME Group, Inc.	355,925	26,317,095

	Electronic Equipment, Instruments & Components 1.3%
	Trimble Navigation, Ltd. (a)	475,649	14,697,554

	Energy Equipment & Services 2.7%
	Schlumberger, Ltd.	275,072	29,815,054

	Food & Staples Retailing 1.5%
	Costco Wholesale Corp.	144,655	17,002,749

	Food Products 0.8%
	WhiteWave Foods Co. (The) Class A (a)	306,103	9,118,808

	Health Care Providers & Services 4.9%
¤	Catamaran Corp. (a)	1,208,062	54,954,740

	Hotels, Restaurants & Leisure 3.9%
¤	Starbucks Corp.	563,165	43,746,657

	Household Durables 2.8%
	PulteGroup, Inc.	1,762,405	31,106,448

	Internet & Catalog Retail 3.2%
	Amazon.com, Inc. (a)	84,510	26,450,785
	Shutterfly, Inc. (a)	196,591	9,695,868
			36,146,653
	Internet Software & Services 15.6%
	eBay, Inc. (a)	288,014	15,207,139
¤	Facebook, Inc. Class A (a)	590,639	42,909,923
¤	Google, Inc. Class A (a)	69,636	40,357,544
¤	Google, Inc. Class C (a)	57,482	32,856,711
	MercadoLibre, Inc.	103,832	9,604,460
¤	Rackspace Hosting, Inc. (a)	1,102,436	33,392,787
			174,328,564
	IT Services 3.7%
¤	Visa, Inc. Class A	194,859	41,117,198

	Machinery 0.9%
	Pentair PLC	153,551	9,838,013

	Media 4.8%
¤	Comcast Corp. Class A	707,115	37,993,289
	Walt Disney Co. (The)	187,631	16,113,750
			54,107,039
	Metals & Mining 1.0%
	Freeport-McMoRan, Inc.	313,859	11,681,832

	Oil, Gas & Consumable Fuels 2.6%
	Anadarko Petroleum Corp.	132,369	14,143,627
	Cobalt International Energy, Inc. (a)	955,685	15,310,074
			29,453,701
	Personal Products 1.0%
	Estee Lauder Cos., Inc. (The) Class A	151,197	11,106,932

	Semiconductors & Semiconductor Equipment 3.1%
	Altera Corp.	247,188	8,087,991
	Micron Technology, Inc. (a)	881,227	26,921,485
			35,009,476
	Software 4.4%
¤	Salesforce.com, Inc. (a)	916,854	49,739,330

	Specialty Retail 4.3%
¤	Home Depot, Inc. (The)	500,703	40,481,838
	TJX Cos., Inc. (The)	153,122	8,159,871
			48,641,709
	Technology Hardware, Storage & Peripherals 1.6%
	Stratasys, Ltd. (a)	180,627	18,160,239

	Textiles, Apparel & Luxury Goods 3.7%
	Kate Spade & Co. (a)	218,853	8,279,209
¤	NIKE, Inc. Class B	428,903	33,081,288
			41,360,497
	Trading Companies & Distributors 4.2%
	Fastenal Co.	641,303	28,441,788
	United Rentals, Inc. (a)	177,990	18,849,142
			47,290,930
	Total Common Stocks (Cost $971,551,163)		1,112,876,133

	Principal Amount
Short-Term Investment 0.5%
Repurchase Agreement 0.5%
State Street Bank and Trust Co. 0.00%, dated 7/31/14 due 8/1/14 Proceeds at Maturity $5,881,377 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.10% and a maturity date of 10/17/22, with a Principal Amount of $6,375,000 and a Market Value of $5,999,047)	$5,881,377	5,881,377
Total Short-Term Investment (Cost $5,881,377)		5,881,377
Total Investments (Cost $977,432,540) (b)	99.9%	1,118,757,510
Other Assets, Less Liabilities	0.1	1,649,557
Net Assets	100.0%	$1,120,407,067
¤	Among the Fund's 10 largest holdings, as of July 31, 2014, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	As of July 31, 2014, cost was $978,073,681 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$173,127,222
Gross unrealized depreciation	(32,443,393)
Net unrealized appreciation	$140,683,829

The following abbreviation is used in the above portfolio:
ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2014, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$1,112,876,133	$—	$—	$1,112,876,133
Short-Term Investment
Repurchase Agreement	—	5,881,377	—	5,881,377
Total Investments in Securities	$1,112,876,133	$5,881,377	$—	$1,118,757,510

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2014, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Emerging Markets Opportunities Fund
Portfolio of Investments July 31, 2014 (Unaudited)
		Shares	Value
	Common Stocks 91.5% †
	Brazil 6.2%
	AMBEV S.A. (Beverages)	56,700	$391,621
	Banco Bradesco S.A. (Banks)	27,400	427,289
	Banco do Brasil S.A. (Banks)	61,600	752,640
	Cia Energetica de Minas Gerais (Electric Utilities)	11,200	91,427
	Cielo S.A. (IT Services)	31,800	581,686
	Direcional Engenharia S.A. (Household Durables)	27,400	122,583
	Ecorodovias Infraestrutura e Logistica S.A. (Transportation Infrastructure)	57,600	347,821
	Even Construtora e Incorporadora S.A. (Household Durables)	119,600	328,949
	Gafisa S.A. (Household Durables)	219,100	318,691
	JBS S.A. (Food Products)	301,000	1,107,813
	Kroton Educacional S.A. (Diversified Consumer Services)	42,900	1,142,487
	Light S.A. (Electric Utilities)	31,200	292,919
	Minerva S.A. (Food Products) (a)	68,700	349,443
¤	Petroleo Brasileiro S.A. (Oil, Gas & Consumable Fuels)	118,300	938,057
¤	Petroleo Brasileiro S.A., ADR (Oil, Gas & Consumable Fuels)	4,700	74,918
	Porto Seguro S.A. (Insurance)	66,100	906,972
	Sao Martinho S.A. (Food Products)	17,900	299,655
	Sul America S.A. (Insurance)	135,400	814,638
	Tecnisa S.A. (Household Durables)	61,300	179,408
¤	Vale S.A. (Metals & Mining)	85,300	1,223,808
			10,692,825
	Chile 0.9%
	Banco de Chile (Banks)	995,829	123,793
	Banco de Credito e Inversiones (Banks)	9,753	536,233
	Banco Santander Chile (Banks)	5,119,332	325,132
	Corpbanca S.A. (Banks)	49,636,279	586,233
	Vina Concha y Toro S.A. (Beverages)	28,531	55,862
			1,627,253
	China 19.9%
	Agricultural Bank of China, Ltd. Class H (Banks)	1,092,000	534,020
	Angang Steel Co., Ltd. Class H (Metals & Mining)	504,000	375,234
	Anhui Expressway Co. Class H (Transportation Infrastructure)	28,000	16,655
	ANTA Sports Products, Ltd. (Textiles, Apparel & Luxury Goods)	105,000	173,418
	APT Satellite Holdings, Ltd. (Diversified Telecommunication Services)	188,000	277,996
	Asia Cement China Holdings Corp. (Construction Materials)	233,000	172,269
	Bank of China, Ltd. Class H (Banks)	2,391,000	1,144,587
	Bank of Communications Co., Ltd. Class H (Banks)	456,000	350,676
	Boer Power Holdings, Ltd. (Electrical Equipment)	242,000	295,082
	BYD Co., Ltd., Sponsored ADR (Automobiles)	900	11,727
	BYD Electronic International Co., Ltd. (Communications Equipment)	460,000	340,101
	Cecep Costin New Materials Group, Ltd. (Textiles, Apparel & Luxury Goods)	64,000	24,526
	Changshouhua Food Co., Ltd. (Food Products)	55,000	51,167
	Chaowei Power Holdings, Ltd. (Auto Components)	271,000	154,207
	China Animal Healthcare, Ltd. (Pharmaceuticals)	438,000	289,926
	China BlueChemical, Ltd. (Chemicals)	1,032,000	535,305
	China CITIC Bank Corp., Ltd. Class H (Banks)	443,000	295,522
	China Construction Bank Corp. Class H (Banks)	1,029,000	796,640
	China Everbright Bank Co., Ltd. Class H (Banks)	250,000	116,128
	China Everbright, Ltd. (Capital Markets)	540,000	841,698
	China Hongqiao Group, Ltd. (Metals & Mining)	433,000	371,540
	China Life Insurance Co., Ltd. Class H (Insurance)	198,000	597,828
	China Lilang, Ltd. (Textiles, Apparel & Luxury Goods)	331,000	216,537
	China Merchants Bank Co., Ltd. Class H (Banks)	238,000	486,438
	China Minsheng Banking Corp., Ltd. Class H (Banks)	355,300	369,968
¤	China Mobile, Ltd. (Wireless Telecommunication Services)	148,000	1,640,402
	China Petroleum & Chemical Corp. Class H (Oil, Gas & Consumable Fuels)	766,000	761,053
	China Power International Development, Ltd. (Independent Power & Renewable Electricity Producers)	444,000	185,047
	China Railway Construction Corp., Ltd. Class H (Construction & Engineering)	1,155,000	1,113,264
	China Railway Group, Ltd. Class H (Construction & Engineering)	2,105,000	1,135,335
	China Resources Power Holdings Co., Ltd. (Independent Power & Renewable Electricity Producers)	64,000	180,438
	China Sanjiang Fine Chemicals Co., Ltd. (Chemicals)	335,000	121,032
	China Shenhua Energy Co., Ltd. Class H (Oil, Gas & Consumable Fuels)	220,500	655,805
	China Travel International Investment, Ltd (Hotels, Restaurants & Leisure)	1,260,000	300,772
	China Vanke Co., Ltd. Class H (Real Estate Management & Development) (a)	55,200	122,223
	China Zhongwang Holdings, Ltd. (Metals & Mining)	428,800	154,920
	Chongqing Changan Automobile Co., Ltd. Class B (Automobiles)	311,700	674,876
	Chongqing Rural Commercial Bank Co., Ltd. Class H (Banks)	262,000	130,492
	CITIC Pacific, Ltd. (Industrial Conglomerates)	616,000	1,231,992
	CNOOC, Ltd. (Oil, Gas & Consumable Fuels)	625,000	1,117,735
	CNOOC, Ltd., ADR (Oil, Gas & Consumable Fuels) (b)	500	88,335
	Coolpad Group, Ltd. (Technology Hardware, Storage & Peripherals)	712,000	168,123
	CSG Holding Co., Ltd. Class B (Construction Materials)	118,000	87,091
	Dongyue Group, Ltd. (Chemicals)	783,000	360,683
	Far East Horizon, Ltd. (Diversified Financial Services)	441,000	340,848
	GOME Electrical Appliances Holding, Ltd. (Specialty Retail)	2,121,000	361,252
	Guangdong Investment, Ltd. (Water Utilities)	874,000	982,257
	Huaneng Power International, Inc. Class H (Independent Power & Renewable Electricity Producers)	1,012,000	1,130,821
	Industrial & Commercial Bank of China, Ltd. Class H (Banks)	1,748,000	1,204,421
	Jiangnan Group, Ltd. (Electrical Equipment)	568,000	153,909
	Jiangsu Expressway Co., Ltd. Class H (Transportation Infrastructure)	342,000	418,341
	Jingwei Textile Machinery Class H (Machinery)	20,000	19,122
	Kingdee International Software Group Co., Ltd. (Software) (a)	496,000	174,719
	Metallurgical Corp. of China, Ltd. Class H (Construction & Engineering)	362,000	79,406
	MMG, Ltd. (Metals & Mining)	484,000	194,223
	Pacific Online, Ltd. (Internet Software & Services)	238,000	132,358
	Peak Sport Products Co., Ltd. (Textiles, Apparel & Luxury Goods)	182,000	48,376
¤	PetroChina Co., Ltd. Class H (Oil, Gas & Consumable Fuels)	1,286,000	1,689,212
	Ping An Insurance Group Co. of China, Ltd. Class H (Insurance)	11,000	94,316
	Shandong Chenming Paper Holdings, Ltd. Class H (Paper & Forest Products)	521,500	247,627
	Shandong Luoxin Pharmaceutical Group Stock Co., Ltd. Class H (Pharmaceuticals)	78,000	106,482
	Shanghai Electric Group Co., Ltd. Class H (Electrical Equipment)	734,000	326,746
	Shanghai Industrial Holdings, Ltd. (Industrial Conglomerates)	229,000	765,298
	Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H (Hotels, Restaurants & Leisure)	100,000	31,613
	Shenzhen Expressway Co., Ltd. Class H (Transportation Infrastructure)	502,000	303,141
	Sihuan Pharmaceutical Holdings Group, Ltd. (Pharmaceuticals)	1,763,000	1,089,641
	Sinotrans, Ltd. Class H (Air Freight & Logistics)	573,000	357,845
	TCL Communication Technology Holdings, Ltd. (Technology Hardware, Storage & Peripherals)	269,000	338,417
¤	Tencent Holdings, Ltd. (Internet Software & Services)	152,600	2,526,252
	Travelsky Technology, Ltd. Class H (IT Services)	178,000	161,233
	Weichai Power Co., Ltd. Class H (Machinery)	49,000	214,334
	Weiqiao Textile Co. Class H (Textiles, Apparel & Luxury Goods)	149,000	79,787
	Welling Holding, Ltd. (Household Durables)	514,000	148,562
	Xingda International Holdings, Ltd. (Auto Components)	484,000	194,223
	Xinhua Winshare Publishing and Media Co., Ltd. Class H (Distributors)	270,000	228,540
	Yuexiu Transport Infrastructure, Ltd. (Transportation Infrastructure)	126,000	82,753
	Zhejiang Expressway Co., Ltd. Class H (Transportation Infrastructure)	154,000	166,915
	Zijin Mining Group Co., Ltd. Class H (Metals & Mining)	2,850,000	746,511
			34,208,314
	Colombia 0.2%
	Ecopetrol S.A. (Oil, Gas & Consumable Fuels)	191,072	323,757

	Egypt 0.9%
	Commercial International Bank Egypt S.A.E. (Banks)	201,693	1,193,224
	Orascom Telecom Media and Technology Holding S.A.E (Wireless Telecommunication Services) (a)	625,972	111,186
	Telecom Egypt Co. (Diversified Telecommunication Services)	172,606	318,655
			1,623,065
	Greece 0.3%
	Folli Follie S.A. (Specialty Retail) (a)	3,061	128,293
	Metka S.A. (Machinery)	4,879	79,052
	Public Power Corp. S.A. (Electric Utilities) (a)	18,463	270,716
			478,061
	Hong Kong 2.2%
	China High Speed Transmission Equipment Group Co., Ltd. (Electrical Equipment) (a)	475,000	373,869
	China Resources Cement Holdings, Ltd. (Construction Materials)	1,454,000	1,060,006
	Dawnrays Pharmaceutical Holdings, Ltd. (Pharmaceuticals)	252,000	203,224
	GCL-Poly Energy Holdings, Ltd. (Semiconductors & Semiconductor Equipment) (a)	1,259,000	411,000
	Hi Sun Technology China, Ltd. (IT Services) (a)	264,000	71,535
	Ju Teng International Holdings, Ltd. (Electronic Equipment, Instruments & Components)	284,000	190,920
	Lijun International Pharmaceutical Holding Co., Ltd. (Pharmaceuticals)	442,000	197,330
	NetDragon Websoft, Inc. (Software)	171,000	323,022
	PAX Global Technology, Ltd. (Electronic Equipment, Instruments & Components) (a)	497,000	384,772
	TCC International Holdings, Ltd. (Construction Materials)	786,000	364,093
	Tianneng Power International, Ltd. (Auto Components)	414,000	159,189
			3,738,960
	Hungary 0.1%
	Richter Gedeon Nyrt (Pharmaceuticals)	13,602	223,407

	India 7.4%
	Adani Enterprises, Ltd. (Trading Companies & Distributors)	31,648	226,474
	Alembic Pharmaceuticals, Ltd. (Pharmaceuticals)	34,092	197,716
	Alstom India, Ltd. (Construction & Engineering)	643	5,684
	Andhra Bank (Banks)	248,468	338,284
	Apollo Tyres, Ltd. (Auto Components)	115,096	331,372
	Arvind, Ltd. (Textiles, Apparel & Luxury Goods)	84,998	323,434
	Aurobindo Pharma, Ltd. (Pharmaceuticals)	94,297	1,106,215
	Bharat Heavy Electricals, Ltd. (Electrical Equipment)	132,738	501,037
	Cairn India, Ltd. (Oil, Gas & Consumable Fuels)	90,568	472,799
	CESC, Ltd. (Electric Utilities)	8,000	85,390
	Dewan Housing Finance Corp., Ltd. (Thrifts & Mortgage Finance)	58,216	341,375
	Gateway Distriparks, Ltd. (Transportation Infrastructure)	48,178	185,755
	Gujarat Pipavav Port, Ltd. (Transportation Infrastructure) (a)	161,958	389,357
	Gujarat State Fertilisers & Chemicals, Ltd. (Chemicals)	24,290	30,622
	HCL Technologies, Ltd. (IT Services)	9,429	242,882
	Hexaware Technologies, Ltd. (IT Services)	98,907	232,876
	Indian Bank (Banks)	50,474	123,636
	Infosys, Ltd. (IT Services)	22,821	1,268,828
	IRB Infrastructure Developers, Ltd. (Construction & Engineering)	81,071	343,854
	Jammu & Kashmir Bank, Ltd. (The) (Banks)	11,618	305,411
	Karnataka Bank, Ltd. (Banks)	158,225	333,587
	Kaveri Seed Co., Ltd. (Food Products)	15,138	182,589
	MOIL, Ltd. (Metals & Mining)	12,265	60,796
	Mphasis, Ltd. (IT Services)	17,518	131,843
	NMDC, Ltd. (Metals & Mining)	96,875	272,830
	Oriental Bank of Commerce (Banks)	71,179	327,125
	PI Industries, Ltd. (Chemicals)	2,495	16,405
	Power Finance Corp., Ltd. (Diversified Financial Services)	202,628	903,452
	PTC India, Ltd. (Independent Power & Renewable Electricity Producers)	255,323	352,679
	Redington India, Ltd. (Electronic Equipment, Instruments & Components)	23,589	38,488
	Rural Electrification Corp., Ltd. (Diversified Financial Services)	164,479	833,096
	Tata Motors, Ltd. (Automobiles)	113,203	837,110
	Tata Motors, Ltd., Sponsored ADR (Automobiles) (b)	11,600	456,112
	Tata Steel, Ltd., GDR (Metals & Mining)	2,700	24,570
	Torrent Pharmaceuticals, Ltd. (Pharmaceuticals)	22,310	274,624
	TVS Motor Co., Ltd. (Automobiles)	65,430	159,622
	UPL, Ltd. (Chemicals)	59,815	323,622
	Vardhman Textiles, Ltd. (Textiles, Apparel & Luxury Goods)	9,757	76,729
			12,658,280
	Indonesia 3.0%
	Adaro Energy Tbk PT (Oil, Gas & Consumable Fuels)	5,120,200	524,071
	Astra Agro Lestari Tbk PT (Food Products)	354,600	817,778
	Bank Negara Indonesia Persero Tbk PT (Banks)	2,462,800	1,084,887
	Gudang Garam Tbk PT (Tobacco)	229,400	1,073,935
	Indo Tambangraya Megah Tbk PT (Oil, Gas & Consumable Fuels)	1,200	2,710
	Indofood Sukses Makmur Tbk PT (Food Products)	1,282,200	783,551
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT (Food Products)	1,196,000	216,938
	Tiga Pilar Sejahtera Food Tbk PT (Food Products)	184,100	37,766
	United Tractors Tbk PT (Machinery)	308,300	609,810
			5,151,446
	Malaysia 1.7%
	DiGi.Com BHD (Wireless Telecommunication Services)	119,800	213,286
	Faber Group BHD (Health Care Providers & Services)	40,600	46,621
	Genting Plantations BHD (Food Products)	107,700	371,356
	Hong Leong Financial Group BHD (Banks)	48,300	263,867
	IJM Corp. BHD (Construction & Engineering)	125,500	262,702
	Inari Amertron BHD (Electronic Equipment, Instruments & Components)	228,800	229,086
	IOI Corp. BHD (Food Products)	112,000	175,219
	Kuala Lumpur Kepong BHD (Food Products)	59,000	437,516
	Padini Holdings BHD (Specialty Retail)	243,300	152,253
	Press Metal BHD (Metals & Mining)	168,200	279,982
	Puncak Niaga Holdings BHD (Water Utilities)	17,400	18,130
	TA Enterprise BHD (Hotels, Restaurants & Leisure)	410,000	130,851
	TDM BHD (Food Products)	422,800	130,306
	Tenaga Nasional BHD (Electric Utilities)	48,800	189,642
			2,900,817
	Mexico 3.4%
	America Movil S.A.B. de C.V. Series L (Wireless Telecommunication Services)	874,604	1,032,721
	Compartamos S.A.B. de C.V. (Consumer Finance)	9,800	19,845
	Credito Real S.A.B. de C.V. (Consumer Finance)	101,000	228,510
	Fibra Uno Administracion S.A. de C.V. (Real Estate Investment Trusts)	89,800	315,387
	Fomento Economico Mexicano S.A.B. de C.V. (Beverages)	134,900	1,268,591
	Gruma S.A.B. de C.V. Class B (Food Products) (a)	90,300	991,114
	Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B (Transportation Infrastructure)	26,000	174,979
	OHL Mexico S.A.B. de C.V. (Transportation Infrastructure) (a)	365,121	1,061,668
	Promotora y Operadora de Infraestructura S.A.B. de C.V. (Construction & Engineering) (a)	31,700	427,830
	Wal-Mart de Mexico S.A.B. de C.V. Series V (Food & Staples Retailing)	121,600	301,976
			5,822,621
	Peru 0.3%
	Credicorp, Ltd. (Banks) (b)	3,000	443,760
	Ferreycorp SAA (Trading Companies & Distributors)	96,855	58,784
			502,544
	Philippines 0.4%
	DMCI Holdings, Inc. (Industrial Conglomerates)	211,740	355,741
	Nickel Asia Corp. (Metals & Mining)	451,800	374,075
			729,816
	Poland 1.9%
	Asseco Poland S.A. (Software)	12,635	168,370
	Bank Millennium S.A. (Banks)	118,521	284,879
	Enea S.A. (Electric Utilities)	34,960	169,853
	KGHM Polska Miedz S.A. (Metals & Mining)	31,067	1,277,906
	PGE S.A. (Electric Utilities)	112,783	751,814
	Synthos S.A. (Chemicals)	21,329	30,760
	Tauron Polska Energia S.A. (Electric Utilities) (a)	373,147	606,306
			3,289,888
	Republic of Korea 13.1%
	AK Holdings, Inc. (Chemicals)	5,699	337,111
	Amorepacific Group (Personal Products)	806	694,767
	CJ CheilJedang Corp. (Food Products)	840	272,141
	Crown Confectionery Co., Ltd. (Food Products)	227	50,243
	Daesang Corp. (Food Products)	7,300	365,053
	DGB Financial Group, Inc. (Banks)	36,727	600,295
	Dongbu Insurance Co., Ltd. (Insurance)	4,896	279,132
	Dongwon F&B Co., Ltd. (Food Products)	1,422	287,762
	Dongwon Industries Co., Ltd. (Food Products)	197	63,344
	Eugene Technology Co., Ltd. (Semiconductors & Semiconductor Equipment)	15,288	232,031
	Farmsco (Food Products) (a)	5,033	68,063
	Golfzon Co., Ltd. (Software)	16,989	329,747
	Hana Financial Group, Inc. (Banks)	10,630	433,329
	Hanil Cement Co., Ltd. (Construction Materials)	2,883	370,245
	Hanil E-Wha Co., Ltd. (Auto Components) (c)	15,140	311,535
	Hanwha Corp. (Chemicals)	1,110	31,750
	Harim Holdings Co., Ltd. (Industrial Conglomerates) (a)	51,232	292,583
	Hyosung Corp. (Chemicals)	16,313	1,191,912
	Hyundai Mobis (Auto Components)	1,727	519,184
¤	Hyundai Motor Co. (Automobiles)	3,250	776,256
	Hyundai Steel Co. (Metals & Mining)	2,695	207,661
	Industrial Bank of Korea (Banks)	90,896	1,361,870
	Kia Motors Corp. (Automobiles)	12,528	742,283
	Kolon Industries, Inc. (Chemicals)	5,283	349,510
	Korea Electric Power Corp. (Electric Utilities)	19,444	803,033
	Korea Electric Terminal Co., Ltd. (Electrical Equipment)	1,681	73,350
	Korea Petrochemical Ind Co., Ltd. (Chemicals)	4,836	312,410
	KT&G Corp. (Tobacco)	9,076	879,476
	Kumho Tire Co., Inc. (Auto Components) (a)	17,641	195,658
	LG Electronics, Inc. (Household Durables)	12,919	965,296
	LIG Insurance Co., Ltd. (Insurance)	13,630	389,201
	LS Corp. (Electrical Equipment)	6,002	425,690
	Meritz Fire & Marine Insurance Co., Ltd. (Insurance)	8,133	106,029
	Meritz Securities Co., Ltd. (Capital Markets)	124,784	356,925
	NAVER Corp. (Internet Software & Services)	895	652,191
	POSCO (Metals & Mining)	1,600	525,369
	Pyeong Hwa Automotive Co., Ltd. (Auto Components)	7,730	177,109
	S&T Motiv Co., Ltd. (Auto Components)	4,719	162,067
	Samchully Co., Ltd. (Gas Utilities)	1,710	280,328
	Seah Besteel Corp. (Metals & Mining)	11,135	389,457
	SeAH Steel Corp. (Metals & Mining)	3,723	346,637
	Shinhan Financial Group Co., Ltd. (Banks)	13,758	685,323
	SK Gas Co., Ltd. (Oil, Gas & Consumable Fuels)	782	84,450
	SK Holdings Co., Ltd. (Industrial Conglomerates)	7,584	1,291,239
	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment) (a)	22,380	989,610
	SK Networks Co., Ltd. (Trading Companies & Distributors) (a)	29,958	329,353
	SK Telecom Co., Ltd. (Wireless Telecommunication Services)	4,902	1,259,063
	SL Corp. (Auto Components)	15,321	311,533
	Sungwoo Hitech Co., Ltd. (Auto Components)	23,807	334,690
			22,493,294
	Russia 3.6%
¤	Gazprom OAO, Sponsored ADR (Oil, Gas & Consumable Fuels)	274,631	2,018,538
	Lukoil OAO, Sponsored ADR (Oil, Gas & Consumable Fuels)	13,998	784,588
	MMC Norilsk Nickel OJSC, ADR (Metals & Mining)	29,930	588,124
	Sberbank of Russia, Sponsored ADR (Banks)	158,950	1,328,822
	Sistema JSFC, Sponsored GDR (Wireless Telecommunication Services)	47,571	1,180,237
	Surgutneftegas OAO, Sponsored ADR (Oil, Gas & Consumable Fuels)	32,621	226,716
			6,127,025
	South Africa 9.2%
	Astral Foods, Ltd. (Food Products)	15,678	210,541
	Barclays Africa Group, Ltd. (Banks)	80,953	1,264,537
	Coronation Fund Managers, Ltd. (Capital Markets)	22,966	209,785
	FirstRand, Ltd. (Diversified Financial Services)	235,457	949,689
	Group Five, Ltd. (Construction & Engineering)	9,890	36,893
	Investec, Ltd. (Capital Markets)	84,369	728,266
	Lewis Group, Ltd. (Specialty Retail)	44,399	262,966
	Liberty Holdings, Ltd. (Insurance)	10,235	123,606
	Mediclinic International, Ltd. (Health Care Providers & Services)	45,410	362,077
	MMI Holdings, Ltd. (Insurance)	303,007	734,417
	MTN Group, Ltd. (Wireless Telecommunication Services)	67,358	1,397,036
	Murray & Roberts Holdings, Ltd. (Construction & Engineering) (a)	2,301	5,377
¤	Naspers, Ltd. (Media)	16,576	2,057,013
	Nedbank Group, Ltd. (Banks)	55,236	1,205,374
	Netcare, Ltd. (Health Care Providers & Services)	407,077	1,173,056
	RMB Holdings, Ltd. (Diversified Financial Services)	11,567	60,235
	Sanlam, Ltd. (Insurance)	37,692	214,770
	Sasol, Ltd. (Oil, Gas & Consumable Fuels)	22,679	1,310,509
	Sibanye Gold, Ltd. (Metals & Mining)	136,122	322,945
	Standard Bank Group, Ltd. (Banks)	82,394	1,112,161
¤	Steinhoff International Holdings, Ltd. (Household Durables)	295,933	1,479,251
	Telkom SA SOC, Ltd. (Diversified Telecommunication Services) (a)	81,526	377,637
	Tongaat Hulett, Ltd. (Food Products)	16,531	235,717
			15,833,858
	Taiwan 12.1%
	Advanced Semiconductor Engineering, Inc. (Semiconductors & Semiconductor Equipment) (a)	149,000	178,366
	Ardentec Corp. (Semiconductors & Semiconductor Equipment)	354,000	304,547
	Asustek Computer, Inc. (Technology Hardware, Storage & Peripherals)	23,000	245,419
	Catcher Technology Co., Ltd. (Technology Hardware, Storage & Peripherals)	93,000	769,069
	Chin-Poon Industrial Co., Ltd. (Electronic Equipment, Instruments & Components)	23,000	41,721
	China Development Financial Holding Corp. (Banks)	1,461,000	486,196
	China Motor Corp. (Automobiles)	66,000	63,932
	Coretronic Corp. (Electronic Equipment, Instruments & Components) (a)	303,000	362,212
	CTBC Financial Holding Co., Ltd. (Banks)	237,000	166,748
	Cub Elecparts, Inc. (Auto Components) (a)	12,000	138,048
	Elite Semiconductor Memory Technology, Inc. (Semiconductors & Semiconductor Equipment)	109,000	175,006
	Elitegroup Computer Systems Co., Ltd. (Technology Hardware, Storage & Peripherals)	501,000	355,835
	Eternal Materials Co., Ltd. (Chemicals) (a)	2,000	2,341
	Feng Tay Enterprise Co., Ltd. (Textiles, Apparel & Luxury Goods) (a)	8,000	23,075
	Fubon Financial Holding Co., Ltd. (Diversified Financial Services)	612,000	969,339
	Gigabyte Technology Co., Ltd. (Technology Hardware, Storage & Peripherals)	239,000	330,732
	Gintech Energy Corp. (Semiconductors & Semiconductor Equipment) (a)	344,000	317,738
	Grand Pacific Petrochemical (Chemicals)	523,000	307,806
	Hon Hai Precision Industry Co., Ltd. (Electronic Equipment, Instruments & Components)	315,000	1,087,131
	Ichia Technologies, Inc. (Electronic Equipment, Instruments & Components)	214,000	323,610
	Inotera Memories, Inc. (Semiconductors & Semiconductor Equipment) (a)	352,000	613,868
	Inventec Corp. (Technology Hardware, Storage & Peripherals)	1,234,000	1,108,932
	King Yuan Electronics Co., Ltd. (Semiconductors & Semiconductor Equipment)	370,000	306,591
	King's Town Bank (Banks)	355,000	360,451
	Largan Precision Co., Ltd. (Electronic Equipment, Instruments & Components)	12,000	932,326
	Lotes Co., Ltd. (Electronic Equipment, Instruments & Components)	13,000	50,718
	Micro-Star International Co., Ltd. (Technology Hardware, Storage & Peripherals)	227,000	352,352
	Namchow Chemical Industrial Co., Ltd. (Food Products)	154,000	354,324
	Pegatron Corp. (Technology Hardware, Storage & Peripherals)	525,000	1,006,602
	Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	865,000	976,350
	Primax Electronics, Ltd. (Technology Hardware, Storage & Peripherals)	214,000	334,314
	Rechi Precision Co., Ltd. (Machinery)	356,670	371,661
	Shin Zu Shing Co., Ltd. (Machinery)	77,000	197,703
	Siliconware Precision Industries Co. (Semiconductors & Semiconductor Equipment)	780,000	1,089,781
	Sino-American Silicon Products, Inc. (Semiconductors & Semiconductor Equipment) (a)	166,000	288,388
	Ta Chong Bank, Ltd. (Banks) (a)	23,840	7,687
	Taichung Commercial Bank (Banks)	183,000	66,513
	Taishin Financial Holding Co., Ltd. (Banks)	18,669	10,023
	Taiwan Paiho, Ltd. (Textiles, Apparel & Luxury Goods)	256,000	340,172
	Taiwan PCB Techvest Co., Ltd. (Electronic Equipment, Instruments & Components)	204,000	292,502
¤	Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)	644,000	2,598,376
	Universal Cement Corp. (Construction Materials)	69,920	68,196
	Vanguard International Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	487,000	708,833
	Wah Lee Industrial Corp. (Electronic Equipment, Instruments & Components)	85,000	164,391
	Winbond Electronics Corp. (Semiconductors & Semiconductor Equipment) (a)	905,000	330,441
	WT Microelectronics Co., Ltd. (Electronic Equipment, Instruments & Components)	223,650	305,016
	Yageo Corp. (Electronic Equipment, Instruments & Components)	473,000	320,175
	Zhen Ding Technology Holding, Ltd. (Electronic Equipment, Instruments & Components)	192,000	581,324
			20,786,881
	Thailand 2.3%
	Banpu PCL, NVDR (Oil, Gas & Consumable Fuels)	301,700	291,271
	Delta Electronics Thailand PCL, NVDR (Electronic Equipment, Instruments & Components)	147,200	284,223
	Glow Energy PCL, NVDR (Independent Power & Renewable Electricity Producers)	17,000	45,002
	Kasikornbank PCL, NVDR (Banks)	45,500	296,154
	Krung Thai Bank PCL, NVDR (Banks)	305,800	204,755
	PTT Exploration & Production PCL, NVDR (Oil, Gas & Consumable Fuels)	46,900	237,348
	PTT Global Chemical PCL, NVDR (Chemicals)	576,500	1,180,469
	PTT PCL, NVDR (Oil, Gas & Consumable Fuels)	137,100	1,362,034
	Thai Union Frozen Products PCL, NVDR (Food Products)	21,900	44,673
	Thanachart Capital PCL, NVDR (Banks)	17,900	19,790
			3,965,719
	Turkey 2.3%
	Aksa Akrilik Kimya Sanayii AS (Textiles, Apparel & Luxury Goods)	45,718	164,285
	Alarko Holding AS (Industrial Conglomerates)	135,810	299,152
	Asya Katilim Bankasi AS (Banks) (a)	436,414	246,435
	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	279,750	591,407
	Gubre Fabrikalari TAS (Chemicals)	159,983	329,254
	TAV Havalimanlari Holding AS (Transportation Infrastructure)	120,977	996,474
	Turkiye Halk Bankasi AS (Banks)	92,870	702,116
	Turkiye Sinai Kalkinma Bankasi AS (Banks)	67,521	60,185
	Turkiye Vakiflar Bankasi Tao Class D (Banks)	246,131	580,064
			3,969,372
	United States 0.1%
	China Yuchai International, Ltd. (Machinery) (b)	8,300	169,901

	Total Common Stocks (Cost $151,407,210)		157,317,104

	Preferred Stocks 7.6%
	Brazil 5.0%
	Banco ABC Brasil S.A. 4.52% (Banks)	28,600	163,248
	Banco Bradesco S.A. 2.92% (Banks)	61,000	930,561
	Banco do Estado do Rio Grande do Sul S.A. Class B 6.86% (Banks)	67,600	343,848
	Braskem S.A. Class A 4.02% (Chemicals)	54,400	336,411
	Cia Brasileira de Distribuicao 0.90% (Food & Staples Retailing)	5,900	284,760
	Cia Energetica de Minas Gerais 14.01% (Electric Utilities)	92,400	752,233
	Cia Energetica De Sao Paulo Class B 9.84% Class B (Independent Power & Renewable Electricity Producers)	43,300	552,141
	Cia Paranaense de Energia Class B 5.85% (Electric Utilities)	33,000	512,000
	Itau Unibanco Holding S.A. 3.07% (Banks)	50,050	774,327
	Itausa - Investimentos Itau S.A. 3.78% (Banks)	197,480	826,043
	Metalurgica Gerdau S.A. 2.90% (Metals & Mining)	66,000	469,527
¤	Petroleo Brasileiro S.A. 5.22% (Oil, Gas & Consumable Fuels)	121,500	1,022,876
	Telefonica Brasil S.A. 0.00% (Diversified Telecommunication Services)	25,100	504,489
¤	Vale S.A. 6.48% (Metals & Mining)	94,000	1,206,929
			8,679,393
	Colombia 0.6%
	Avianca Holdings S.A. 1.96% (Airlines)	64,816	132,102
	Banco Davivienda S.A. 2.88% (Banks)	52,276	885,219
			1,017,321
	Republic of Korea 2.0%
¤	Hyundai Motor Co. 1.21% (Automobiles)	8,017	1,302,563
	1.23% (Automobiles)	8,406	1,410,746
	Samsung Electronics Co., Ltd. 1.37% (Semiconductors & Semiconductor Equipment)	627	654,542
			3,367,851
	Total Preferred Stocks (Cost $12,400,274)		13,064,565

Rights 0.0%‡	Number of Rights
Republic of Korea 0.0%‡
AK Holdings, Inc. (a)	448	4,507

Total Rights (Cost $0)		4,507

	Principal Amount
Short-Term Investment 0.4%
Repurchase Agreement 0.4%
United States 0.4%
State Street Bank and Trust Co. 0.00%, dated 7/31/14 due 8/1/14 Proceeds at Maturity $796,390 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.00% and a maturity date of 11/2/22, with a Principal Amount of $875,000 and a Market Value of $815,617)	$796,390	796,390

Total Short-Term Investment (Cost $796,390)		796,390

Total Investments, Before Investments Sold Short (Cost $164,603,874) (e)	99.5%	171,182,566

	Shares
Investments Sold Short (0.9%)

Exchange -Traded Fund Sold Short (0.9%)(d)
United States (0.9%)
iShares MSCI Emerging Markets ETF (Capital Markets)	(36,885)	(1,616,301)
Total Exchange -Traded Funds Sold Short (Proceeds $1,653,136)		(1,616,301)
Total Investments, Net of Investments Sold Short (Cost $162,950,738)	98.6	169,566,265
Other Assets, Less Liabilities	1.4	2,426,974
Net Assets	100.0%	$171,993,239

¤	Among the Fund's 10 largest holdings, as of July 31, 2014, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Security, or a portion thereof, was maintained in a segregated account at the Fund's custodian as collateral for securities Sold Short.
(c)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2014, the total market value of fair valued securities was $311,535, which represented 0.2% of the Fund's net assets.
(d)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(e)	As of July 31, 2014, cost was $164,603,874 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$10,604,807
Gross unrealized depreciation	(4,026,115)
Net unrealized appreciation	$6,578,692

The following abbreviations are used in the above portfolio:
ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund
GDR	—Global Depositary Receipt
NVDR	—Non-Voting Depositary Receipt

Equity Swap Contracts
Open OTC equity swap contracts as of July 31, 2014 were as follows:

Swap Counterparty	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Notional Amount (000)*	Unrealized Appreciation
Merrill Lynch	Adcock Ingram Holdings Ltd.	1 Month LIBOR BBA minus 1.00 bps	6/8/2015	$(89)	$8,488
Merrill Lynch	Adcock Ingram Holdings Ltd.	1 Month LIBOR BBA minus 1.00 bps	6/22/2015	(88)	8,356
Merrill Lynch	Adcock Ingram Holdings Ltd.	1 Month LIBOR BBA minus 1.00 bps	7/20/2015	(63)	6,050
Merrill Lynch	Adcock Ingram Holdings Ltd.	1 Month LIBOR BBA minus 1.00 bps	6/15/2015	(60)	5,738
Merrill Lynch	Adcock Ingram Holdings Ltd.	1 Month LIBOR BBA minus 1.00 bps	7/20/2015	(28)	2,692
Merrill Lynch	Adcock Ingram Holdings Ltd.	1 Month LIBOR BBA minus 1.00 bps	7/20/2015	(14)	1,315
Merrill Lynch	Adcock Ingram Holdings Ltd.	1 Month LIBOR BBA minus 1.00 bps	6/9/2015	(3)	247
Merrill Lynch	Advanced Semiconductor Engineering, Inc.	1 Month LIBOR BBA plus 0.65 bps	6/8/2015	352	13,204
Merrill Lynch	African Bank Investments, Ltd.	1 Month LIBOR BBA minus 14.50 bps	6/22/2015	(312)	77,228
Merrill Lynch	African Bank Investments, Ltd.	1 Month LIBOR BBA minus 14.50 bps	7/20/2015	(262)	64,827
Merrill Lynch	African Bank Investments, Ltd.	1 Month LIBOR BBA minus 14.50 bps	6/8/2015	(181)	44,957
Merrill Lynch	African Bank Investments, Ltd.	1 Month LIBOR BBA minus 10.00 bps	8/24/2015	(146)	35,834
Merrill Lynch	African Bank Investments, Ltd.	1 Month LIBOR BBA minus 14.50 bps	6/9/2015	(24)	5,985
Merrill Lynch	Akenerji Elektrik Uretim AS	1 Month LIBOR BBA minus 6.00 bps	6/8/2015	(73)	6,014
Merrill Lynch	Alsea S.A.B. de C.V.	1 Month LIBOR BBA minus 1.00 bps	8/24/2015	(351)	6,573
Merrill Lynch	Anadolu Efes Biracilik Ve Malt Sanayii AS	1 Month LIBOR BBA minus 5.50 bps	7/20/2015	(139)	336
Merrill Lynch	Anton Oilfield Services Group/Hong Kong	1 Month LIBOR BBA minus 0.45 bps	6/15/2015	(185)	30,141
Merrill Lynch	Anton Oilfield Services Group/Hong Kong	1 Month LIBOR BBA minus 6.50 bps	8/24/2015	(95)	15,532
Merrill Lynch	Anton Oilfield Services Group/Hong Kong	1 Month LIBOR BBA minus 8.00 bps	6/22/2015	(88)	14,261
Merrill Lynch	Anton Oilfield Services Group/Hong Kong	1 Month LIBOR BBA minus 8.00 bps	6/22/2015	(23)	3,697
Merrill Lynch	Anton Oilfield Services Group/Hong Kong	1 Month LIBOR BBA minus 6.00 bps	8/25/2015	(5)	764
Merrill Lynch	Axtel SAB de CV	1 Month LIBOR BBA minus 1.00 bps	8/24/2015	(58)	122
Merrill Lynch	Bank Negara Indonesia Persero Tbk PT	1 Month LIBOR BBA plus 0.75 bps	6/16/2015	86	2,023
Merrill Lynch	Bank Negara Indonesia Persero Tbk PT	1 Month LIBOR BBA plus 0.75 bps	8/24/2015	52	1,222
Merrill Lynch	Bank of China Ltd.	1 Month LIBOR BBA plus 0.45 bps	6/8/2015	244	18,274
Merrill Lynch	Bank of China Ltd.	1 Month LIBOR BBA plus 0.45 bps	6/15/2015	73	5,465
Merrill Lynch	Bank of China Ltd.	1 Month LIBOR BBA plus 0.45 bps	7/20/2015	71	5,348
Merrill Lynch	Bank of China Ltd.	1 Month LIBOR BBA plus 0.45 bps	8/24/2015	66	4,979
Merrill Lynch	Bank of China Ltd.	1 Month HIBOR plus 0.45 bps	4/6/2015	52	3,916
Merrill Lynch	Biostime International Holdings Ltd.	1 Month LIBOR BBA minus 2.50 bps	6/22/2015	(170)	45,413
Merrill Lynch	Biostime International Holdings Ltd.	1 Month LIBOR BBA minus 2.50 bps	6/8/2015	(91)	24,356
Merrill Lynch	Biostime International Holdings Ltd.	1 Month LIBOR BBA minus 2.50 bps	6/22/2015	(87)	23,251
Merrill Lynch	Brasil Pharma SA	1 Month LIBOR BBA minus 5.00 bps	4/6/2015	(93)	8,705
Merrill Lynch	Brasil Pharma SA	1 Month LIBOR BBA minus 5.00 bps	7/20/2015	(60)	5,584
Merrill Lynch	Brasil Pharma SA	1 Month LIBOR BBA minus 3.30 bps	8/24/2015	(39)	3,632
Merrill Lynch	Brasil Pharma SA	1 Month LIBOR BBA minus 4.00 bps	4/27/2015	(36)	3,371
Merrill Lynch	Brasil Pharma SA	1 Month LIBOR BBA minus 0.00 bps	7/20/2015	(17)	1,596
Merrill Lynch	CESC, Ltd.	1 Month LIBOR BBA plus 0.75 bps	6/16/2015	72	21,703
Merrill Lynch	CESC, Ltd.	1 Month LIBOR BBA plus 0.75 bps	6/15/2015	98	15,964
Merrill Lynch	Cheil Worldwide, Inc.	1 Month LIBOR BBA minus 2.75 bps	6/8/2015	(30)	3,063
Merrill Lynch	China Construction Bank Corp	1 Month LIBOR BBA plus 0.45 bps	6/22/2015	867	81,022
Merrill Lynch	China Construction Bank Corp	1 Month LIBOR BBA plus 0.45 bps	6/8/2015	358	33,468
Merrill Lynch	China Construction Bank Corp	1 Month LIBOR BBA plus 0.45 bps	6/15/2015	108	10,069
Merrill Lynch	China Construction Bank Corp	1 Month LIBOR BBA plus 0.45 bps	8/24/2015	82	7,622
Merrill Lynch	China Construction Bank Corp	1 Month LIBOR BBA plus 0.45 bps	4/6/2015	79	7,398
Merrill Lynch	China Life Insurance Co., Ltd.	1 Month LIBOR BBA plus 0.45 bps	4/27/2015	133	10,449
Merrill Lynch	China Life Insurance Co., Ltd.	1 Month LIBOR BBA plus 0.45 bps	8/24/2015	82	6,470
Merrill Lynch	China Mobile, Ltd.	1 Month LIBOR BBA plus 0.45 bps	8/24/2015	396	24,320
Merrill Lynch	China Mobile, Ltd.	1 Month LIBOR BBA plus 0.45 bps	6/8/2015	136	8,383
Merrill Lynch	China Mobile, Ltd.	1 Month LIBOR BBA plus 0.45 bps	6/15/2015	74	4,519
Merrill Lynch	China Petroleum & Chemical	1 Month LIBOR BBA plus 0.45 bps	6/22/2015	1,033	68,821
Merrill Lynch	China Petroleum & Chemical	1 Month LIBOR BBA plus 0.45 bps	8/24/2015	252	16,756
Merrill Lynch	China Pharmaceutical	1 Month LIBOR BBA minus 0.45 bps	8/24/2015	(518)	32,158
Merrill Lynch	China Pharmaceutical	1 Month LIBOR BBA minus 0.45 bps	8/25/2015	(99)	6,173
Merrill Lynch	China Resources Power Holdings Co., Ltd.	1 Month LIBOR BBA plus 0.45 bps	6/8/2015	148	20,449
Merrill Lynch	CIMC Enric Holdings Ltd.	1 Month LIBOR BBA minus 4.00 bps	8/24/2015	(168)	12,628
Merrill Lynch	CIMC Enric Holdings Ltd.	1 Month LIBOR BBA minus 10.00 bps	7/20/2015	(122)	9,187
Merrill Lynch	CJ CGV Co., Ltd.	1 Month LIBOR BBA minus 3.75 bps	6/8/2015	(183)	118
Merrill Lynch	CJ CGV Co., Ltd.	1 Month LIBOR BBA minus 1.75 bps	6/22/2015	(110)	71
Merrill Lynch	CJ CGV Co., Ltd.	1 Month LIBOR BBA minus 1.25 bps	6/15/2015	(30)	19
Merrill Lynch	CJ CheilJedang Corp.	1 Month LIBOR BBA plus 0.65 bps	8/24/2015	250	2,952
Merrill Lynch	CNOOC Ltd.	1 Month LIBOR BBA plus 0.45 bps	6/8/2015	605	41,807
Merrill Lynch	CNOOC Ltd.	1 Month LIBOR BBA plus 0.45 bps	6/22/2015	398	27,503
Merrill Lynch	CNOOC Ltd.	1 Month LIBOR BBA plus 0.45 bps	6/15/2015	106	7,353
Merrill Lynch	CNOOC Ltd.	1 Month LIBOR BBA plus 0.45 bps	8/24/2015	90	6,211
Merrill Lynch	Compartamos SAB de CV	1 Month LIBOR BBA plus 0.60 bps	6/15/2015	331	51,323
Merrill Lynch	D-Link Corp	1 Month LIBOR BBA minus 5.00 bps	8/24/2015	(204)	9,312
Merrill Lynch	Duksan Hi-Metal Co., Ltd.	1 Month LIBOR BBA minus 0.45 bps	6/22/2015	(327)	32,682
Merrill Lynch	Dynapack International Technology Corp.	1 Month LIBOR BBA minus 6.00 bps	7/20/2015	(17)	420
Merrill Lynch	E Ink Holdings Inc	1 Month LIBOR BBA minus 7.50 bps	6/8/2015	(118)	2,931
Merrill Lynch	E Ink Holdings Inc	1 Month LIBOR BBA minus 7.50 bps	6/15/2015	(79)	1,962
Merrill Lynch	E Ink Holdings Inc	1 Month LIBOR BBA minus 7.50 bps	6/22/2015	(48)	1,202
Merrill Lynch	Eneva SA	1 Month LIBOR BBA minus 8.50 bps	4/6/2015	(109)	26,483
Merrill Lynch	Eneva SA	1 Month LIBOR BBA minus 8.50 bps	6/15/2015	(106)	25,724
Merrill Lynch	Eneva SA	1 Month LIBOR BBA minus 8.50 bps	6/22/2015	(53)	12,861
Merrill Lynch	Eneva SA	1 Month LIBOR BBA minus 8.50 bps	6/22/2015	(41)	9,950
Merrill Lynch	Eneva SA	1 Month LIBOR BBA minus 8.50 bps	4/27/2015	(37)	9,041
Merrill Lynch	Eneva SA	1 Month LIBOR BBA minus 8.50 bps	6/15/2015	(17)	4,210
Merrill Lynch	Eurocash SA	1 Month LIBOR BBA minus 5.00 bps	6/22/2015	(35)	2,859
Merrill Lynch	FirstRand Ltd.	1 Month LIBOR BBA plus 0.80 bps	6/8/2015	483	43,801
Merrill Lynch	Fomento Economico Mexicano S.A. de C.V.	1 Month LIBOR BBA plus 0.60 bps	7/20/2015	515	4,639
Merrill Lynch	Fubon Financial	1 Month LIBOR BBA plus 0.65 bps	6/22/2015	401	70,311
Merrill Lynch	Gazprom OAO, Sponsored ADR	1 Month LIBOR plus 0.80 bps	4/7/2015	118	6,986
Merrill Lynch	GeoVision Inc	1 Month LIBOR BBA minus 0.50 bps	4/27/2015	(132)	44,103
Merrill Lynch	Gol Linhas Aereas Inteligentes SA	1 Month LIBOR BBA minus 3.50 bps	6/8/2015	(192)	4,088
Merrill Lynch	Gol Linhas Aereas Inteligentes SA	1 Month LIBOR BBA minus 3.50 bps	6/22/2015	(74)	1,579
Merrill Lynch	Gol Linhas Aereas Inteligentes SA	1 Month LIBOR BBA minus 3.50 bps	6/15/2015	(59)	1,255
Merrill Lynch	Gol Linhas Aereas Inteligentes SA	1 Month LIBOR BBA minus 3.50 bps	7/20/2015	(41)	884
Merrill Lynch	Goodbaby International Holdings Ltd.	1 Month LIBOR BBA minus 6.00 bps	6/8/2015	(115)	2,799
Merrill Lynch	Goodbaby International Holdings Ltd.	1 Month LIBOR BBA minus 0.45 bps	6/15/2015	(57)	1,394
Merrill Lynch	Goodbaby International Holdings Ltd.	1 Month LIBOR BBA minus 6.00 bps	6/23/2015	(36)	881
Merrill Lynch	Goodbaby International Holdings Ltd.	1 Month LIBOR BBA minus 6.00 bps	6/22/2015	(34)	833
Merrill Lynch	Goodbaby International Holdings Ltd.	1 Month LIBOR BBA minus 6.00 bps	6/22/2015	(27)	657
Merrill Lynch	GS Engineering & Construction	1 Month LIBOR BBA plus 0.65 bps	7/20/2015	148	27,977
Merrill Lynch	Guangzhou Shipyard International Co. Class H	1 Month HIBOR minus 0.45 bps	4/6/2015	(125)	7,993
Merrill Lynch	Guangzhou Shipyard International Co. Class H	1 Month LIBOR BBA minus 5.00 bps	4/27/2015	(26)	1,681
Merrill Lynch	Hana Financial Group Inc	1 Month LIBOR BBA plus 0.65 bps	6/8/2015	795	138,499
Merrill Lynch	Hana Financial Group Inc	1 Month LIBOR BBA plus 0.65 bps	6/15/2015	69	12,091
Merrill Lynch	Hana Tour Service, Inc.	1 Month LIBOR BBA minus 5.00 bps	4/27/2015	(132)	1,976
Merrill Lynch	Hana Tour Service, Inc.	1 Month LIBOR BBA minus 5.00 bps	6/15/2015	(61)	915
Merrill Lynch	Hana Tour Service, Inc.	1 Month LIBOR BBA minus 7.00 bps	6/8/2015	(61)	912
Merrill Lynch	Hana Tour Service, Inc.	1 Month LIBOR BBA minus 5.00 bps	6/22/2015	(60)	900
Merrill Lynch	Hanjin Heavy Industries & Construction Co., Ltd.	1 Month LIBOR BBA minus 4.50 bps	7/20/2015	(15)	788
Merrill Lynch	Hanjin Shipping Co., Ltd.	1 Month LIBOR BBA minus 10.00 bps	6/22/2015	(84)	6,682
Merrill Lynch	Hanjin Shipping Co., Ltd.	1 Month LIBOR BBA minus 10.00 bps	6/22/2015	(78)	6,252
Merrill Lynch	Hanjin Shipping Co., Ltd.	1 Month LIBOR BBA minus 10.00 bps	8/24/2015	(63)	5,015
Merrill Lynch	Hanmi Pharm Co., Ltd.	1 Month LIBOR BBA minus 6.75 bps	8/24/2015	(278)	21,099
Merrill Lynch	Hanmi Pharm Co., Ltd.	1 Month LIBOR BBA minus 6.75 bps	8/25/2015	(2)	189
Merrill Lynch	HTC Corp.	1 Month LIBOR BBA minus 7.00 bps	8/31/2015	(100)	2,654
Merrill Lynch	Hyundai Mipo Dockyard	1 Month LIBOR BBA minus 2.00 bps	7/20/2015	(595)	98,380
Merrill Lynch	Hyundai Mipo Dockyard	1 Month LIBOR BBA minus 2.00 bps	8/24/2015	(265)	43,864
Merrill Lynch	Hyundai Mipo Dockyard	1 Month LIBOR BBA minus 2.00 bps	6/22/2015	(199)	32,930
Merrill Lynch	Hyundai Mipo Dockyard	1 Month LIBOR BBA minus 2.00 bps	6/15/2015	(27)	4,391
Merrill Lynch	Iljin Materials Co., Ltd.	1 Month LIBOR BBA minus 12.00 bps	6/8/2015	(146)	9,567
Merrill Lynch	Iljin Materials Co., Ltd.	1 Month LIBOR BBA minus 6.75 bps	4/27/2015	(20)	1,314
Merrill Lynch	iMarketKorea Inc.	1 Month LIBOR BBA minus 6.00 bps	8/24/2015	(144)	13,914
Merrill Lynch	Industrial & Commercial Bank of China Ltd.	1 Month LIBOR BBA plus 0.45 bps	7/20/2015	349	38,024
Merrill Lynch	Industrial & Commercial Bank of China Ltd.	1 Month LIBOR BBA plus 0.45 bps	6/8/2015	322	35,027
Merrill Lynch	Industrial & Commercial Bank of China Ltd.	1 Month LIBOR BBA plus 0.45 bps	6/15/2015	97	10,541
Merrill Lynch	Industrial & Commercial Bank of China Ltd.	1 Month LIBOR BBA plus 0.45 bps	8/24/2015	80	8,693
Merrill Lynch	Industrial & Commercial Bank of China Ltd.	1 Month HIBOR plus 0.45 bps	4/6/2015	72	7,815
Merrill Lynch	Infosys Technologies, Ltd.	1 Month LIBOR BBA plus 0.75 bps	8/24/2015	867	3,034
Merrill Lynch	Intime Retail Group Co., Ltd.	1 Month LIBOR BBA minus 0.45 bps	6/22/2015	(186)	14,020
Merrill Lynch	Intime Retail Group Co., Ltd.	1 Month LIBOR BBA minus 0.45 bps	6/23/2015	(59)	4,490
Merrill Lynch	Intime Retail Group Co., Ltd.	1 Month LIBOR BBA minus 0.45 bps	6/23/2015	(0)	19
Merrill Lynch	Itau Unibanco Holding SA	1 Month LIBOR BBA plus 0.60 bps	6/8/2015	849	19,434
Merrill Lynch	Itau Unibanco Holding SA	1 Month LIBOR BBA plus 0.60 bps	6/15/2015	340	7,792
Merrill Lynch	Jastrzebska Spolka Weglowa SA	1 Month LIBOR BBA minus 5.00 bps	4/7/2015	(128)	10,601
Merrill Lynch	Jastrzebska Spolka Weglowa SA	1 Month LIBOR BBA minus 5.00 bps	6/8/2015	(90)	7,481
Merrill Lynch	Jastrzebska Spolka Weglowa SA	1 Month LIBOR BBA minus 5.00 bps	6/15/2015	(63)	5,216
Merrill Lynch	Jastrzebska Spolka Weglowa SA	1 Month LIBOR BBA minus 5.00 bps	6/22/2015	(57)	4,693
Merrill Lynch	Jastrzebska Spolka Weglowa SA	1 Month LIBOR BBA minus 5.00 bps	6/22/2015	(39)	3,207
Merrill Lynch	Jastrzebska Spolka Weglowa SA	1 Month LIBOR BBA minus 5.00 bps	4/27/2015	(21)	1,763
Merrill Lynch	Jastrzebska Spolka Weglowa SA	1 Month LIBOR BBA minus 5.00 bps	6/15/2015	(6)	461
Merrill Lynch	Johnson Health Tech Co., Ltd.	1 Month LIBOR BBA plus 0.65 bps	8/24/2015	138	16,027
Merrill Lynch	Johnson Health Tech Co., Ltd.	1 Month LIBOR BBA plus 0.65 bps	8/25/2015	38	4,470
Merrill Lynch	Kia Motors Corp.	1 Month LIBOR BBA plus 0.65 bps	6/8/2015	676	52,046
Merrill Lynch	Kia Motors Corp.	1 Month LIBOR BBA plus 0.65 bps	6/15/2015	80	6,173
Merrill Lynch	Kolao Holdings	1 Month LIBOR BBA minus 4.75 bps	4/27/2015	(130)	13,516
Merrill Lynch	Kolao Holdings	1 Month LIBOR BBA minus 3.50 bps	6/22/2015	(87)	9,010
Merrill Lynch	Kolao Holdings	1 Month LIBOR BBA minus 4.25 bps	6/15/2015	(53)	5,480
Merrill Lynch	Kolao Holdings	1 Month LIBOR BBA minus 6.25 bps	6/8/2015	(22)	2,329
Merrill Lynch	Kolao Holdings	1 Month LIBOR BBA minus 8.00 bps	7/20/2015	(21)	2,132
Merrill Lynch	Kolao Holdings	1 Month LIBOR BBA minus 6.25 bps	6/8/2015	(16)	1,674
Merrill Lynch	Kolon Life Science Inc.	1 Month LIBOR BBA minus 6.00 bps	8/24/2015	(86)	2,527
Merrill Lynch	Kolon Life Science Inc.	1 Month LIBOR BBA minus 6.00 bps	8/25/2015	(45)	1,328
Merrill Lynch	Kona I Co., Ltd.	1 Month LIBOR BBA minus 5.00 bps	8/24/2015	(128)	5,164
Merrill Lynch	Kona I Co., Ltd.	1 Month LIBOR BBA minus 5.00 bps	8/25/2015	(104)	4,197
Merrill Lynch	Korea Electric Power Corp.	1 Month LIBOR BBA plus 0.65 bps	4/27/2015	556	66,742
Merrill Lynch	Korea Electric Power Corp.	1 Month LIBOR BBA plus 0.65 bps	6/15/2015	70	8,352
Merrill Lynch	Korea Electric Power Corp.	1 Month LIBOR BBA plus 0.65 bps	8/24/2015	52	6,289
Merrill Lynch	KT&G Corp.	1 Month LIBOR BBA plus 0.65 bps	4/27/2015	410	94,947
Merrill Lynch	KT&G Corp.	1 Month LIBOR BBA plus 0.65 bps	6/15/2015	72	16,577
Merrill Lynch	KT&G Corp.	1 Month LIBOR BBA plus 0.65 bps	8/24/2015	39	9,003
Merrill Lynch	LG Electronics Inc.	1 Month LIBOR BBA plus 0.65 bps	8/24/2015	456	9,928
Merrill Lynch	LG Life Sciences Ltd.	1 Month LIBOR BBA minus 5.00 bps	4/27/2015	(129)	10,976
Merrill Lynch	LG Life Sciences Ltd.	1 Month LIBOR BBA minus 5.00 bps	8/24/2015	(60)	5,110
Merrill Lynch	LG Life Sciences Ltd.	1 Month LIBOR BBA minus 5.00 bps	6/8/2015	(59)	5,048
Merrill Lynch	LG Life Sciences Ltd.	1 Month LIBOR BBA minus 5.00 bps	6/22/2015	(59)	5,038
Merrill Lynch	LG Life Sciences Ltd.	1 Month LIBOR BBA minus 5.00 bps	6/15/2015	(58)	4,952
Merrill Lynch	Li Ning Co., Ltd.	1 Month HIBOR minus 0.45 bps	4/6/2015	(132)	12,692
Merrill Lynch	Li Ning Co., Ltd.	1 Month LIBOR BBA minus 4.00 bps	8/24/2015	(106)	10,171
Merrill Lynch	Li Ning Co., Ltd.	1 Month LIBOR BBA minus 5.00 bps	7/20/2015	(51)	4,852
Merrill Lynch	Li Ning Co., Ltd.	1 Month LIBOR BBA minus 1.75 bps	6/15/2015	(47)	4,529
Merrill Lynch	Li Ning Co., Ltd.	1 Month LIBOR BBA minus 1.75 bps	6/8/2015	(35)	3,369
Merrill Lynch	Li Ning Co., Ltd.	1 Month LIBOR BBA minus 2.50 bps	4/27/2015	(34)	3,230
Merrill Lynch	Li Ning Co., Ltd.	1 Month LIBOR BBA	6/22/2015	(7)	691
Merrill Lynch	Li Ning Co., Ltd.	1 Month LIBOR BBA minus 1.75 bps	6/8/2015	(7)	679
Merrill Lynch	Lock & Lock Co., Ltd.	1 Month LIBOR BBA minus 5.00 bps	6/22/2015	(82)	11,314
Merrill Lynch	Lock & Lock Co., Ltd.	1 Month LIBOR BBA minus 5.00 bps	6/15/2015	(73)	10,127
Merrill Lynch	Lock & Lock Co., Ltd.	1 Month LIBOR BBA minus 5.00 bps	4/27/2015	(71)	9,801
Merrill Lynch	Lock & Lock Co., Ltd.	1 Month LIBOR BBA minus 5.00 bps	4/6/2015	(64)	8,794
Merrill Lynch	Lock & Lock Co., Ltd.	1 Month LIBOR BBA minus 7.00 bps	6/8/2015	(55)	7,523
Merrill Lynch	LukOil OAO, Sponsored ADR	1 Month LIBOR BBA minus 3.10 bps	4/7/2015	(161)	7,056
Merrill Lynch	Lumens Co., Ltd.	1 Month LIBOR BBA minus 5.00 bps	8/24/2015	(345)	53,488
Merrill Lynch	Marcopolo S.A., Preferred	1 Month LIBOR BBA minus 2.50 bps	6/22/2015	(172)	4,132
Merrill Lynch	Marcopolo S.A., Preferred	1 Month LIBOR BBA minus 2.50 bps	6/15/2015	(120)	2,878
Merrill Lynch	Marcopolo S.A., Preferred	1 Month LIBOR BBA minus 3.00 bps	8/24/2015	(51)	1,235
Merrill Lynch	Medipost Co., Ltd.	1 Month LIBOR BBA minus 7.25 bps	6/22/2015	(727)	5,096
Merrill Lynch	Medipost Co., Ltd.	1 Month LIBOR BBA minus 9.25 bps	6/8/2015	(666)	5,012
Merrill Lynch	Medipost Co., Ltd.	1 Month LIBOR BBA minus 7.25 bps	6/15/2015	(666)	4,713
Merrill Lynch	Mills Estruturas e Servicos de Engenharia SA	1 Month LIBOR BBA minus 3.00 bps	6/15/2015	(227)	17,525
Merrill Lynch	Mills Estruturas e Servicos de Engenharia SA	1 Month LIBOR BBA minus 0.00 bps	7/20/2015	(79)	6,123
Merrill Lynch	Mills Estruturas e Servicos de Engenharia SA	1 Month LIBOR BBA minus 2.90 bps	8/24/2015	(67)	5,135
Merrill Lynch	Minera Frisco SAB de CV	1 Month LIBOR BBA minus 1.00 bps	8/24/2015	(51)	893
Merrill Lynch	MMC Norilsk Nickel OJSC	1 Month LIBOR BBA plus 0.80 bps	6/8/2015	866	19,581
Merrill Lynch	Motech Industries Inc.	1 Month LIBOR BBA minus 8.00 bps	6/8/2015	(183)	32,985
Merrill Lynch	Motech Industries Inc.	1 Month LIBOR BBA minus 8.00 bps	7/27/2015	(51)	9,187
Merrill Lynch	Motech Industries Inc.	1 Month LIBOR BBA minus 8.00 bps	7/23/2015	(14)	2,567
Merrill Lynch	Motech Industries Inc.	1 Month LIBOR BBA minus 8.00 bps	7/24/2015	(8)	1,421
Merrill Lynch	Motech Industries Inc.	1 Month LIBOR BBA minus 8.00 bps	7/20/2015	(5)	917
Merrill Lynch	MTN Group Ltd.	1 Month LIBOR BBA plus 0.80 bps	6/8/2015	124	5,367
Merrill Lynch	MTN Group Ltd.	1 Month LIBOR BBA plus 0.80 bps	4/7/2015	90	3,903
Merrill Lynch	PDG Realty SA Empreendimentos e Participacoes	1 Month LIBOR BBA minus 2.00 bps	4/6/2015	(127)	6,264
Merrill Lynch	PDG Realty SA Empreendimentos e Participacoes	1 Month LIBOR BBA minus 1.80 bps	8/24/2015	(63)	3,125
Merrill Lynch	PDG Realty SA Empreendimentos e Participacoes	1 Month LIBOR BBA minus 2.00 bps	6/22/2015	(59)	2,890
Merrill Lynch	PDG Realty SA Empreendimentos e Participacoes	1 Month LIBOR BBA minus 2.00 bps	6/8/2015	(44)	2,148
Merrill Lynch	PDG Realty SA Empreendimentos e Participacoes	1 Month LIBOR BBA minus 2.00 bps	6/15/2015	(35)	1,720
Merrill Lynch	PDG Realty SA Empreendimentos e Participacoes	1 Month LIBOR BBA minus 2.00 bps	4/27/2015	(15)	755
Merrill Lynch	Pegatron Corp.	1 Month LIBOR BBA plus 0.65 bps	6/15/2015	62	2,771
Merrill Lynch	Pegatron Corp.	1 Month LIBOR BBA plus 0.65 bps	8/24/2015	41	1,835
Merrill Lynch	PetroChina	1 Month LIBOR BBA plus 0.45 bps	6/15/2015	379	33,290
Merrill Lynch	PetroChina	1 Month LIBOR BBA plus 0.45 bps	8/24/2015	56	4,903
Merrill Lynch	Petroleo Brasileiro S.A.	1 Month LIBOR BBA plus 0.60 bps	6/8/2015	367	11,742
Merrill Lynch	Petroleo Brasileiro S.A.. Preferred	1 Month LIBOR BBA plus 0.60 bps	6/8/2015	450	22,212
Merrill Lynch	Petroleo Brasileiro S.A.. Preferred	1 Month LIBOR BBA plus 0.60 bps	6/22/2015	304	14,991
Merrill Lynch	PGE SA	1 Month LIBOR BBA plus 0.80 bps	4/27/2015	483	34,681
Merrill Lynch	Ping An Insurance Group Co of China Ltd.	1 Month LIBOR BBA plus 0.45 bps	7/20/2015	1,167	78,221
Merrill Lynch	Ping An Insurance Group Co of China Ltd.	1 Month HIBOR plus 0.45 bps	4/6/2015	418	28,015
Merrill Lynch	Ping An Insurance Group Co of China Ltd.	1 Month LIBOR BBA plus 0.45 bps	8/24/2015	79	5,264
Merrill Lynch	POSCO	1 Month LIBOR BBA plus 0.65 bps	8/24/2015	596	30,619
Merrill Lynch	Prumo Logistica SA	1 Month LIBOR BBA minus 2.00 bps	6/22/2015	(52)	11,567
Merrill Lynch	Rural Electrification Corp. Ltd.	1 Month LIBOR BBA plus 0.75 bps	6/15/2015	76	9,764
Merrill Lynch	S.M. Entertainment Co.	1 Month LIBOR BBA minus 6.00 bps	8/24/2015	(215)	10,298
Merrill Lynch	S.M. Entertainment Co.	1 Month LIBOR BBA minus 6.00 bps	7/20/2015	(17)	835
Merrill Lynch	Seegene Inc.	1 Month LIBOR BBA minus 6.00 bps	8/24/2015	(140)	512
Merrill Lynch	Seoul Semiconductor Co., Ltd.	1 Month LIBOR BBA minus 5.00 bps	6/8/2015	(180)	43,227
Merrill Lynch	Seoul Semiconductor Co., Ltd.	1 Month LIBOR BBA minus 3.00 bps	6/22/2015	(65)	15,729
Merrill Lynch	Seoul Semiconductor Co., Ltd.	1 Month LIBOR BBA minus 3.00 bps	6/15/2015	(56)	13,538
Merrill Lynch	SFA Engineering Corp.	1 Month LIBOR BBA minus 4.50 bps	4/27/2015	(131)	4,310
Merrill Lynch	Shenzhou International Group Holdings Ltd.	1 Month LIBOR BBA minus 0.33 bps	6/8/2015	(367)	29,223
Merrill Lynch	Shenzhou International Group Holdings Ltd.	1 Month LIBOR BBA minus 1.50 bps	6/22/2015	(254)	20,232
Merrill Lynch	Shenzhou International Group Holdings Ltd.	1 Month LIBOR BBA minus 1.00 bps	4/27/2015	(131)	10,407
Merrill Lynch	Shenzhou International Group Holdings Ltd.	1 Month LIBOR BBA minus 0.75 bps	8/24/2015	(122)	9,699
Merrill Lynch	Shenzhou International Group Holdings Ltd.	1 Month LIBOR BBA minus 1.50 bps	7/20/2015	(99)	7,893
Merrill Lynch	Shenzhou International Group Holdings Ltd.	1 Month LIBOR BBA minus 0.45 bps	6/22/2015	(20)	1,560
Merrill Lynch	Shinhan Financial Group Co., Ltd.	1 Month LIBOR BBA plus 0.65 bps	8/24/2015	922	93,048
Merrill Lynch	Sinopec Kantons Holdings, Ltd.	1 Month LIBOR BBA minus 3.50 bps	4/27/2015	(126)	18,419
Merrill Lynch	Sinopec Kantons Holdings, Ltd.	1 Month LIBOR BBA minus 3.50 bps	8/24/2015	(88)	12,942
Merrill Lynch	Sinopec Kantons Holdings, Ltd.	1 Month LIBOR BBA minus 3.50 bps	6/8/2015	(73)	10,724
Merrill Lynch	Sinopec Kantons Holdings, Ltd.	1 Month LIBOR BBA minus 3.50 bps	6/22/2015	(72)	10,517
Merrill Lynch	Sinopec Kantons Holdings, Ltd.	1 Month LIBOR BBA minus 0.45 bps	6/15/2015	(58)	8,433
Merrill Lynch	Sinopec Kantons Holdings, Ltd.	1 Month LIBOR BBA minus 3.50 bps	8/25/2015	(1)	213
Merrill Lynch	SK Hynix Inc.	1 Month LIBOR BBA plus 0.65 bps	4/6/2015	384	42,654
Merrill Lynch	SK Hynix Inc.	1 Month LIBOR BBA plus 0.65 bps	6/22/2015	330	36,605
Merrill Lynch	SK Hynix Inc.	1 Month LIBOR BBA plus 0.65 bps	6/15/2015	89	9,846
Merrill Lynch	SK Hynix Inc.	1 Month LIBOR BBA plus 0.65 bps	8/24/2015	88	9,754
Merrill Lynch	SK Hynix Inc.	1 Month LIBOR BBA plus 0.65 bps	2/17/2015	29	3,208
Merrill Lynch	St. Shine Optical Co., Ltd.	1 Month LIBOR BBA minus 4.00 bps	6/8/2015	(188)	19,967
Merrill Lynch	St. Shine Optical Co., Ltd.	1 Month LIBOR BBA minus 4.00 bps	6/15/2015	(70)	7,455
Merrill Lynch	Standard Bank Group Ltd.	1 Month LIBOR BBA plus 0.80 bps	4/28/2015	578	34,833
Merrill Lynch	Sung Kwang Bend Co., Ltd.	1 Month LIBOR BBA minus 5.00 bps	8/24/2015	(120)	3,608
Merrill Lynch	Sung Kwang Bend Co., Ltd.	1 Month LIBOR BBA minus 5.00 bps	8/25/2015	(26)	783
Merrill Lynch	Taiwan Semiconductor Manufacturing Co., Ltd.	1 Month LIBOR BBA plus 0.65 bps	6/15/2015	305	4,386
Merrill Lynch	Taiwan Semiconductor Manufacturing Co., Ltd.	1 Month LIBOR BBA plus 0.65 bps	4/6/2015	122	1,757
Merrill Lynch	Taiwan Semiconductor Manufacturing Co., Ltd.	1 Month LIBOR BBA plus 0.65 bps	8/24/2015	83	1,195
Merrill Lynch	Taiwan Semiconductor Manufacturing Co., Ltd.	1 Month LIBOR BBA plus 0.65 bps	4/27/2015	19	271
Merrill Lynch	Tegma Gestao Logistica	1 Month LIBOR BBA minus 5.50 bps	6/8/2015	(122)	3,213
Merrill Lynch	Tegma Gestao Logistica	1 Month LIBOR BBA minus 5.00 bps	4/27/2015	(57)	1,516
Merrill Lynch	Tegma Gestao Logistica	1 Month LIBOR BBA minus 4.00 bps	6/22/2015	(53)	1,413
Merrill Lynch	Tegma Gestao Logistica	1 Month LIBOR BBA minus 5.00 bps	6/15/2015	(41)	1,073
Merrill Lynch	Tegma Gestao Logistica	1 Month LIBOR BBA minus 5.00 bps	6/15/2015	(27)	719
Merrill Lynch	Tegma Gestao Logistica	1 Month LIBOR BBA minus 4.00 bps	6/22/2015	(7)	176
Merrill Lynch	Tenaga Nasional Bhd	1 Month LIBOR BBA plus 0.65 bps	4/6/2015	263	16,187
Merrill Lynch	Tencent Holdings Ltd.	1 Month LIBOR BBA plus 0.45 bps	7/3/2015	435	93,877
Merrill Lynch	Tencent Holdings Ltd.	1 Month LIBOR BBA plus 0.45 bps	7/3/2015	149	32,232
Merrill Lynch	Tencent Holdings Ltd.	1 Month LIBOR BBA plus 0.45 bps	8/24/2015	143	30,964
Merrill Lynch	Tencent Holdings Ltd.	1 Month LIBOR BBA plus 0.45 bps	7/3/2015	123	26,509
Merrill Lynch	Tong Ren Tang Technologies Class H	1 Month LIBOR BBA minus 2.00 bps	6/15/2015	(138)	2,953
Merrill Lynch	Tong Ren Tang Technologies Class H	1 Month LIBOR BBA minus 2.00 bps	4/27/2015	(118)	2,514
Merrill Lynch	Toray Chemical Korea Inc.	1 Month LIBOR BBA minus 4.50 bps	7/20/2015	(27)	3,918
Merrill Lynch	Toray Chemical Korea Inc.	1 Month LIBOR BBA minus 5.50 bps	7/20/2015	(23)	3,318
Merrill Lynch	TTY Biopharm Co., Ltd.	1 Month LIBOR BBA minus 5.50 bps	6/22/2015	(65)	7,925
Merrill Lynch	TTY Biopharm Co., Ltd.	1 Month LIBOR BBA minus 5.50 bps	6/15/2015	(28)	3,396
Merrill Lynch	Vale S.A. Preferred	1 Month LIBOR BBA plus 0.60 bps	4/27/2015	245	15,987
Merrill Lynch	Weichai Power Co., Ltd.	1 Month LIBOR BBA plus 0.45 bps	8/24/2015	190	2,914
Merrill Lynch	WeMade Entertainment Co., Ltd.	1 Month LIBOR BBA minus 17.00 bps	6/8/2015	(154)	15,209
Merrill Lynch	WeMade Entertainment Co., Ltd.	1 Month LIBOR BBA minus 15.00 bps	6/22/2015	(103)	10,196
Merrill Lynch	WeMade Entertainment Co., Ltd.	1 Month LIBOR BBA minus 15.00 bps	7/20/2015	(43)	4,250
Merrill Lynch	WeMade Entertainment Co., Ltd.	1 Month LIBOR BBA minus 8.00 bps	6/15/2015	(34)	3,362
Merrill Lynch	Wisdom Holdings Group	1 Month LIBOR BBA minus 4.00 bps	8/24/2015	(98)	409
Merrill Lynch	Wisdom Holdings Group	1 Month LIBOR BBA minus 4.00 bps	8/25/2015	(2)	6
Merrill Lynch	YG Entertainment Inc.	1 Month LIBOR BBA minus 9.75 bps	6/8/2015	(186)	35,869
Merrill Lynch	YG Entertainment Inc.	1 Month LIBOR BBA minus 8.00 bps	8/24/2015	(93)	17,786
Merrill Lynch	YG Entertainment Inc.	1 Month LIBOR BBA minus 6.00 bps	6/22/2015	(82)	15,763
Merrill Lynch	YG Entertainment Inc.	1 Month LIBOR BBA minus 7.25 bps	6/15/2015	(59)	11,311
				$5,625	$3,809,460

Swap Counterparty	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Notional Amount (000)*	Unrealized Depreciation
Merrill Lynch	Abril Educacao SA	1 Month LIBOR BBA minus 1.50 bps	6/15/2015	$(55)	$(18,093)
Merrill Lynch	Abril Educacao SA	1 Month LIBOR BBA minus 3.50 bps	4/27/2015	(71)	(23,285)
Merrill Lynch	Abril Educacao SA	1 Month LIBOR BBA minus 1.50 bps	6/8/2015	(108)	(35,717)
Merrill Lynch	Adani Enterprises Ltd.	1 Month LIBOR BBA plus 0.75 bps	8/24/2015	212	(5,052)
Merrill Lynch	Airtac International Group	1 Month LIBOR BBA minus 6.00 bps	8/24/2015	(348)	(22,353)
Merrill Lynch	Ajisen China Holdings Ltd.	1 Month LIBOR BBA minus 1.50 bps	6/22/2015	(2)	(189)
Merrill Lynch	Ajisen China Holdings Ltd.	1 Month LIBOR BBA minus 1.50 bps	6/23/2015	(8)	(575)
Merrill Lynch	Ajisen China Holdings Ltd.	1 Month LIBOR BBA minus 1.50 bps	6/22/2015	(9)	(705)
Merrill Lynch	Ajisen China Holdings Ltd.	1 Month LIBOR BBA minus 1.50 bps	7/20/2015	(10)	(785)
Merrill Lynch	Ajisen China Holdings Ltd.	1 Month LIBOR BBA minus 1.50 bps	7/20/2015	(12)	(944)
Merrill Lynch	Ajisen China Holdings Ltd.	1 Month LIBOR BBA minus 1.50 bps	7/20/2015	(13)	(1,007)
Merrill Lynch	Ajisen China Holdings Ltd.	1 Month LIBOR BBA minus 1.50 bps	8/24/2015	(73)	(5,535)
Merrill Lynch	Arezzo Industria e Comercio SA	1 Month LIBOR BBA minus 9.50 bps	6/15/2015	(32)	(2,796)
Merrill Lynch	Arezzo Industria e Comercio SA	1 Month LIBOR BBA minus 9.50 bps	4/27/2015	(42)	(3,694)
Merrill Lynch	Arezzo Industria e Comercio SA	1 Month LIBOR BBA minus 9.50 bps	6/8/2015	(82)	(7,244)
Merrill Lynch	AviChina Industry & Technology Co., Ltd.	1 Month LIBOR BBA minus 1.00 bps	6/23/2015	(70)	(4,186)
Merrill Lynch	AviChina Industry & Technology Co., Ltd.	1 Month LIBOR BBA minus 1.00 bps	7/20/2015	(160)	(9,589)
Merrill Lynch	AviChina Industry & Technology Co., Ltd.	1 Month LIBOR BBA minus 1.00 bps	6/22/2015	(270)	(16,139)
Merrill Lynch	AviChina Industry & Technology Co., Ltd.	1 Month LIBOR BBA minus 1.00 bps	6/8/2015	(378)	(22,604)
Merrill Lynch	Banco Bradesco SA	1 Month LIBOR BBA plus 0.60 bps	6/8/2015	781	(8,713)
Merrill Lynch	Baoxin Auto Group Ltd.	1 Month LIBOR BBA minus 5.00 bps	6/9/2015	(53)	(4,451)
Merrill Lynch	Beijing Jingneng Clean Energy Co., Ltd.	1 Month LIBOR BBA minus 6.00 bps	6/15/2015	(59)	(707)
Merrill Lynch	Beijing Jingneng Clean Energy Co., Ltd.	1 Month LIBOR BBA minus 6.00 bps	6/8/2015	(72)	(865)
Merrill Lynch	Bharat Heavy Electricals Ltd.	1 Month LIBOR BBA plus 0.75 bps	8/24/2015	644	(22,239)
Merrill Lynch	Bloomage Biotechnology Corp. Ltd.	1 Month LIBOR BBA minus 6.00 bps	6/8/2015	(95)	(4,050)
Merrill Lynch	Bloomage Biotechnology Corp. Ltd.	1 Month LIBOR BBA minus 0.45 bps	6/15/2015	(96)	(4,058)
Merrill Lynch	Catcher Technology Co., Inc.	1 Month LIBOR BBA plus 0.65 bps	8/24/2015	151	(12,470)
Merrill Lynch	Catcher Technology Co., Inc.	1 Month LIBOR BBA plus 0.65 bps	6/15/2015	280	(23,021)
Merrill Lynch	China Agri-Industries Holdings Ltd.	1 Month LIBOR BBA minus 0.45 bps	8/25/2015	(6)	(43)
Merrill Lynch	China Agri-Industries Holdings Ltd.	1 Month LIBOR BBA minus 0.45 bps	8/24/2015	(209)	(1,490)
Merrill Lynch	China Foods Ltd.	1 Month LIBOR BBA minus 0.45 bps	4/7/2015	(31)	(2,909)
Merrill Lynch	China Foods Ltd.	1 Month LIBOR BBA minus 3.50 bps	4/27/2015	(40)	(3,803)
Merrill Lynch	China Foods Ltd.	1 Month LIBOR BBA minus 0.45 bps	4/6/2015	(44)	(4,124)
Merrill Lynch	China Galaxy Securities Co., Ltd.	1 Month LIBOR BBA minus 0.45 bps	7/20/2015	(312)	(54,632)
Merrill Lynch	China Molybdenum Co., Ltd.	1 Month LIBOR BBA minus 2.50 bps	8/25/2015	(13)	(932)
Merrill Lynch	China Molybdenum Co., Ltd.	1 Month LIBOR BBA minus 2.50 bps	8/24/2015	(216)	(15,353)
Merrill Lynch	China Power International Development Ltd.	1 Month LIBOR BBA plus 0.45 bps	8/24/2015	167	(246)
Merrill Lynch	China Shipping Container Lines Co., Ltd.	1 Month LIBOR BBA minus 2.00 bps	8/25/2015	(4)	(116)
Merrill Lynch	China Shipping Container Lines Co., Ltd.	1 Month LIBOR BBA minus 2.00 bps	8/24/2015	(54)	(1,688)
Merrill Lynch	Chinasoft International Ltd.	1 Month LIBOR BBA minus 6.00 bps	6/22/2015	(6)	(507)
Merrill Lynch	Chinasoft International Ltd.	1 Month LIBOR BBA minus 6.00 bps	6/8/2015	(11)	(970)
Merrill Lynch	Chinasoft International Ltd.	1 Month LIBOR BBA minus 6.00 bps	6/22/2015	(65)	(5,950)
Merrill Lynch	Chinasoft International Ltd.	1 Month LIBOR BBA minus 4.00 bps	6/15/2015	(90)	(8,224)
Merrill Lynch	Chroma ATE	1 Month LIBOR BBA minus 3.25 bps	6/22/2015	(55)	(5,282)
Merrill Lynch	Chroma ATE	1 Month LIBOR BBA minus 3.25 bps	6/15/2015	(239)	(22,742)
Merrill Lynch	Coca-Cola Icecek AS	1 Month LIBOR BBA minus 7.75 bps	7/20/2015	(275)	(15,890)
Merrill Lynch	Comba Telecom Systems Holdings Ltd.	1 Month LIBOR BBA minus 5.00 bps	8/25/2015	(6)	(564)
Merrill Lynch	Comba Telecom Systems Holdings Ltd.	1 Month LIBOR BBA minus 5.00 bps	7/20/2015	(51)	(4,651)
Merrill Lynch	Comba Telecom Systems Holdings Ltd.	1 Month LIBOR BBA minus 6.00 bps	6/22/2015	(62)	(5,692)
Merrill Lynch	Comba Telecom Systems Holdings Ltd.	1 Month LIBOR BBA minus 5.00 bps	8/24/2015	(73)	(6,657)
Merrill Lynch	Coolpad Group Ltd.	1 Month LIBOR BBA plus 0.45 bps	8/24/2015	161	(11,874)
Merrill Lynch	Daphne International Holdings, Ltd.	1 Month LIBOR BBA minus 3.50 bps	8/25/2015	(1)	(58)
Merrill Lynch	Daphne International Holdings, Ltd.	1 Month LIBOR BBA minus 5.00 bps	6/23/2015	(16)	(1,161)
Merrill Lynch	Daphne International Holdings, Ltd.	1 Month HIBOR minus 0.45 bps	4/7/2015	(18)	(1,345)
Merrill Lynch	Daphne International Holdings, Ltd.	1 Month LIBOR BBA minus 5.00 bps	4/27/2015	(39)	(2,789)
Merrill Lynch	Daphne International Holdings, Ltd.	1 Month LIBOR BBA minus 5.00 bps	6/22/2015	(66)	(4,762)
Merrill Lynch	Daphne International Holdings, Ltd.	1 Month HIBOR minus 0.45 bps	4/6/2015	(93)	(6,727)
Merrill Lynch	Daphne International Holdings, Ltd.	1 Month LIBOR BBA minus 3.50 bps	8/24/2015	(99)	(7,151)
Merrill Lynch	Daum Communications Corp.	1 Month LIBOR BBA minus 4.00 bps	6/8/2015	(76)	(62,117)
Merrill Lynch	Daum Communications Corp.	1 Month LIBOR BBA minus 1.75 bps	6/22/2015	(122)	(99,104)
Merrill Lynch	Dogan Sirketler Grubu Holding AS	1 Month LIBOR BBA minus 10.00 bps	6/8/2015	(30)	(3,797)
Merrill Lynch	Dogan Sirketler Grubu Holding AS	1 Month LIBOR BBA minus 10.00 bps	4/27/2015	(39)	(4,982)
Merrill Lynch	Dogan Sirketler Grubu Holding AS	1 Month LIBOR BBA minus 6.00 bps	6/15/2015	(62)	(8,011)
Merrill Lynch	Dogan Sirketler Grubu Holding AS	1 Month LIBOR BBA minus 6.00 bps	8/24/2015	(74)	(9,535)
Merrill Lynch	Dogan Sirketler Grubu Holding AS	1 Month LIBOR BBA minus 6.00 bps	4/6/2015	(105)	(13,527)
Merrill Lynch	Dong-A St Co., Ltd.	1 Month LIBOR BBA minus 4.25 bps	6/15/2015	(12)	(42)
Merrill Lynch	Dong-A St Co., Ltd.	1 Month LIBOR BBA minus 4.25 bps	6/22/2015	(61)	(220)
Merrill Lynch	Dongkuk Steel Mill	1 Month LIBOR BBA minus 5.00 bps	8/24/2015	(164)	(11,862)
Merrill Lynch	Doosan Engine Co., Ltd.	1 Month LIBOR BBA minus 5.00 bps	6/22/2015	(38)	(785)
Merrill Lynch	Doosan Engine Co., Ltd.	1 Month LIBOR BBA minus 5.00 bps	6/15/2015	(62)	(1,286)
Merrill Lynch	Doosan Engine Co., Ltd.	1 Month LIBOR BBA minus 7.00 bps	6/8/2015	(91)	(1,896)
Merrill Lynch	Eclat Textile Co., Ltd.	1 Month LIBOR BBA minus 3.00 bps	6/15/2015	(169)	(14,401)
Merrill Lynch	Eclat Textile Co., Ltd.	1 Month LIBOR BBA minus 3.00 bps	6/22/2015	(180)	(15,282)
Merrill Lynch	Eclat Textile Co., Ltd.	1 Month LIBOR BBA minus 3.00 bps	6/8/2015	(519)	(44,132)
Merrill Lynch	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	1 Month LIBOR BBA minus 4.00 bps	6/8/2015	(18)	(1,800)
Merrill Lynch	Elite Semiconductor Memory Technology, Inc.	1 Month LIBOR BBA plus 0.65 bps	8/24/2015	168	(12,123)
Merrill Lynch	First Tractor Co., Ltd.	1 Month HIBOR minus 0.45 bps	6/15/2015	(27)	(7,822)
Merrill Lynch	First Tractor Co., Ltd.	1 Month HIBOR minus 0.45 bps	6/22/2015	(62)	(18,237)
Merrill Lynch	FLEXium Interconnect Inc.	1 Month LIBOR BBA minus 6.50 bps	7/20/2015	(128)	(184)
Merrill Lynch	FLEXium Interconnect Inc.	1 Month LIBOR BBA minus 6.50 bps	6/8/2015	(186)	(267)
Merrill Lynch	GCL-Poly Energy Holdings Ltd.	1 Month LIBOR BBA plus 0.45 bps	4/27/2015	456	(17,877)
Merrill Lynch	Geely Automobile Holdings Ltd.	1 Month LIBOR BBA minus 0.45 bps	7/20/2015	(223)	(34,239)
Merrill Lynch	Gold Fields Ltd.	1 Month LIBOR BBA minus 1.00 bps	7/20/2015	(29)	(2,358)
Merrill Lynch	Greatview Aseptic Packaging Co., Ltd.	1 Month LIBOR BBA minus 3.00 bps	7/20/2015	(8)	(1,758)
Merrill Lynch	Greatview Aseptic Packaging Co., Ltd.	1 Month LIBOR BBA minus 3.00 bps	7/20/2015	(18)	(3,840)
Merrill Lynch	Greatview Aseptic Packaging Co., Ltd.	1 Month LIBOR BBA minus 3.00 bps	6/8/2015	(25)	(5,411)
Merrill Lynch	Greatview Aseptic Packaging Co., Ltd.	1 Month LIBOR BBA minus 3.00 bps	7/20/2015	(26)	(5,736)
Merrill Lynch	Greatview Aseptic Packaging Co., Ltd.	1 Month LIBOR BBA minus 3.00 bps	7/23/2015	(27)	(5,926)
Merrill Lynch	Greatview Aseptic Packaging Co., Ltd.	1 Month LIBOR BBA minus 3.00 bps	7/24/2015	(29)	(6,338)
Merrill Lynch	Greatview Aseptic Packaging Co., Ltd.	1 Month LIBOR BBA minus 3.00 bps	6/8/2015	(59)	(12,929)
Merrill Lynch	Grindrod Ltd.	1 Month LIBOR BBA minus 1.00 bps	8/24/2015	(126)	(2,030)
Merrill Lynch	Guangzhou Pharmaceutical	1 Month LIBOR BBA minus 0.45 bps	6/15/2015	(57)	(7,402)
Merrill Lynch	Guangzhou Pharmaceutical	1 Month LIBOR BBA minus 3.50 bps	6/22/2015	(63)	(8,107)
Merrill Lynch	Guangzhou Pharmaceutical	1 Month LIBOR BBA minus 3.50 bps	6/8/2015	(124)	(16,025)
Merrill Lynch	Haier Electronics Group Co., Ltd.	1 Month LIBOR BBA minus 0.45 bps	6/22/2015	(8)	(1,558)
Merrill Lynch	Haier Electronics Group Co., Ltd.	1 Month HIBOR minus 0.45 bps	4/6/2015	(53)	(10,188)
Merrill Lynch	Haier Electronics Group Co., Ltd.	1 Month LIBOR BBA minus 0.45 bps	6/22/2015	(344)	(65,497)
Merrill Lynch	Haier Electronics Group Co., Ltd.	1 Month LIBOR BBA minus 0.33 bps	6/8/2015	(385)	(73,299)
Merrill Lynch	Hanssem Co., Ltd.	1 Month LIBOR BBA minus 8.00 bps	8/24/2015	(335)	(9,710)
Merrill Lynch	Harmony Gold Mining	1 Month LIBOR BBA minus 1.00 bps	6/9/2015	(1)	(34)
Merrill Lynch	Harmony Gold Mining	1 Month LIBOR BBA minus 1.00 bps	4/7/2015	(9)	(239)
Merrill Lynch	Harmony Gold Mining	1 Month LIBOR BBA minus 1.00 bps	7/20/2015	(87)	(2,398)
Merrill Lynch	Harmony Gold Mining	1 Month LIBOR BBA minus 1.00 bps	6/22/2015	(134)	(3,692)
Merrill Lynch	Harmony Gold Mining	1 Month LIBOR BBA minus 1.00 bps	6/8/2015	(169)	(4,655)
Merrill Lynch	Huadian Fuxin Energy Corp. Ltd.	1 Month LIBOR BBA minus 5.00 bps	6/8/2015	(92)	(9,029)
Merrill Lynch	Huaneng Renewables Corp. Ltd.	1 Month LIBOR BBA minus 0.45 bps	7/20/2015	(44)	(454)
Merrill Lynch	Huaneng Renewables Corp. Ltd.	1 Month LIBOR BBA minus 0.45 bps	6/15/2015	(55)	(573)
Merrill Lynch	Huaneng Renewables Corp. Ltd.	1 Month LIBOR BBA minus 0.45 bps	8/24/2015	(75)	(776)
Merrill Lynch	Huaneng Renewables Corp. Ltd.	1 Month LIBOR BBA minus 0.20 bps	6/8/2015	(75)	(777)
Merrill Lynch	Huaneng Renewables Corp. Ltd.	1 Month LIBOR BBA minus 1.50 bps	4/27/2015	(128)	(1,326)
Merrill Lynch	Hunan Nonferrous Metal Corp Ltd.	1 Month LIBOR BBA minus 3.00 bps	6/8/2015	(9)	(1,640)
Merrill Lynch	Hunan Nonferrous Metal Corp Ltd.	1 Month LIBOR BBA minus 0.45 bps	6/15/2015	(43)	(8,343)
Merrill Lynch	Hunan Nonferrous Metal Corp Ltd.	1 Month LIBOR BBA minus 3.00 bps	6/8/2015	(74)	(14,127)
Merrill Lynch	Hyundai Securities Co., Ltd.	1 Month LIBOR BBA minus 2.50 bps	6/15/2015	(129)	(31,269)
Merrill Lynch	Hyundai Securities Co., Ltd.	1 Month LIBOR BBA minus 2.50 bps	6/22/2015	(178)	(43,147)
Merrill Lynch	Industrias CH S.A.B. de C.V. Series B	1 Month LIBOR BBA minus 0.50 bps	7/20/2015	(24)	(249)
Merrill Lynch	Industrias CH S.A.B. de C.V. Series B	1 Month LIBOR BBA minus 1.00 bps	7/20/2015	(140)	(1,475)
Merrill Lynch	International Meal Co. Holdings SA	1 Month LIBOR BBA minus 0.80 bps	6/22/2015	(13)	(1,173)
Merrill Lynch	International Meal Co. Holdings SA	1 Month LIBOR BBA minus 0.80 bps	6/22/2015	(49)	(4,403)
Merrill Lynch	International Meal Co. Holdings SA	1 Month LIBOR BBA minus 1.00 bps	6/8/2015	(69)	(6,163)
Merrill Lynch	International Meal Co. Holdings SA	1 Month LIBOR BBA minus 0.75 bps	6/15/2015	(70)	(6,321)
Merrill Lynch	International Meal Co. Holdings SA	1 Month LIBOR BBA minus 0.90 bps	4/27/2015	(78)	(7,017)
Merrill Lynch	Kasikornbank PCL	1 Month LIBOR BBA plus 0.65 bps	8/24/2015	292	(8,241)
Merrill Lynch	Korea Aerospace Industries Ltd.	1 Month LIBOR BBA minus 2.50 bps	7/20/2015	(201)	(26,991)
Merrill Lynch	Korea Aerospace Industries Ltd.	1 Month LIBOR BBA minus 2.50 bps	7/20/2015	(203)	(27,323)
Merrill Lynch	Korea Aerospace Industries Ltd.	1 Month LIBOR BBA minus 2.50 bps	6/22/2015	(204)	(27,482)
Merrill Lynch	Korea Aerospace Industries Ltd.	1 Month LIBOR BBA minus 2.50 bps	6/15/2015	(319)	(42,928)
Merrill Lynch	LG Household & Health Care Ltd.	1 Month LIBOR BBA minus 1.00 bps	8/25/2015	(71)	(1,377)
Merrill Lynch	LG Household & Health Care Ltd.	1 Month LIBOR BBA minus 1.00 bps	8/24/2015	(841)	(36,623)
Merrill Lynch	Lianhua Supermarket Holdings Co., Ltd.	1 Month LIBOR BBA minus 5.00 bps	6/15/2015	(16)	(376)
Merrill Lynch	Lianhua Supermarket Holdings Co., Ltd.	1 Month LIBOR BBA minus 3.50 bps	6/8/2015	(43)	(1,017)
Merrill Lynch	Lianhua Supermarket Holdings Co., Ltd.	1 Month LIBOR BBA minus 3.50 bps	6/22/2015	(51)	(1,194)
Merrill Lynch	Linx SA	1 Month LIBOR BBA minus 3.10 bps	6/22/2015	(47)	(9,280)
Merrill Lynch	Linx SA	1 Month LIBOR BBA minus 3.10 bps	6/22/2015	(57)	(11,196)
Merrill Lynch	Mitac Holdings Corp.	1 Month LIBOR BBA minus 2.50 bps	6/22/2015	(66)	(2,022)
Merrill Lynch	Nan Ya Printed Circuit Board Corp.	1 Month LIBOR BBA minus 6.00 bps	6/22/2015	(36)	(890)
Merrill Lynch	Nan Ya Printed Circuit Board Corp.	1 Month LIBOR BBA minus 6.00 bps	6/15/2015	(67)	(1,632)
Merrill Lynch	Nan Ya Printed Circuit Board Corp.	1 Month LIBOR BBA minus 6.00 bps	6/8/2015	(192)	(4,715)
Merrill Lynch	NAVER Corp.	1 Month LIBOR BBA plus 0.65 bps	8/24/2015	37	(264)
Merrill Lynch	NAVER Corp.	1 Month LIBOR BBA plus 0.65 bps	6/15/2015	138	(992)
Merrill Lynch	Organizacion Cultiba SAB de CV	1 Month LIBOR BBA minus 1.00 bps	8/24/2015	(18)	(422)
Merrill Lynch	Organizacion Cultiba SAB de CV	1 Month LIBOR BBA minus 1.00 bps	7/20/2015	(42)	(993)
Merrill Lynch	Orion Corp/Republic of Korea	1 Month LIBOR BBA minus 1.00 bps	8/24/2015	(490)	(18,173)
Merrill Lynch	Parkson Retail Group Ltd.	1 Month HIBOR minus 0.45 bps	4/7/2015	(3)	(43)
Merrill Lynch	Parkson Retail Group Ltd.	1 Month LIBOR BBA minus 0.45 bps	8/25/2015	(6)	(85)
Merrill Lynch	Parkson Retail Group Ltd.	1 Month LIBOR BBA minus 0.45 bps	6/22/2015	(31)	(623)
Merrill Lynch	Parkson Retail Group Ltd.	1 Month LIBOR BBA minus 1.00 bps	4/27/2015	(45)	(655)
Merrill Lynch	Parkson Retail Group Ltd.	1 Month LIBOR BBA minus 0.45 bps	7/20/2015	(53)	(774)
Merrill Lynch	Parkson Retail Group Ltd.	1 Month LIBOR BBA minus 0.45 bps	8/24/2015	(57)	(829)
Merrill Lynch	Parkson Retail Group Ltd.	1 Month HIBOR minus 0.45 bps	4/6/2015	(87)	(1,265)
Merrill Lynch	PTT Exploration & Production PCL	1 Month LIBOR BBA plus 0.65 bps	4/7/2015	38	(138)
Merrill Lynch	PTT Exploration & Production PCL	1 Month LIBOR BBA plus 0.65 bps	8/24/2015	68	(251)
Merrill Lynch	Samsung Electro-Mechanics Co., Ltd.	1 Month LIBOR BBA minus 0.50 bps	8/24/2015	(83)	(171)
Merrill Lynch	Samsung Electro-Mechanics Co., Ltd.	1 Month LIBOR BBA minus 0.45 bps	4/27/2015	(134)	(277)
Merrill Lynch	Samsung Electro-Mechanics Co., Ltd.	1 Month LIBOR BBA minus 0.28 bps	7/20/2015	(313)	(643)
Merrill Lynch	Samsung Electro-Mechanics Co., Ltd.	1 Month LIBOR BBA minus 0.38 bps	6/22/2015	(390)	(802)
Merrill Lynch	Samsung Electronics Co., Ltd.	1 Month LIBOR BBA plus 0.65 bps	6/15/2015	86	(1,757)
Merrill Lynch	Samsung Electronics Co., Ltd.	1 Month LIBOR BBA plus 0.65 bps	4/27/2015	170	(3,484)
Merrill Lynch	Samsung Electronics Co., Ltd.	1 Month LIBOR BBA plus 0.65 bps	6/22/2015	303	(6,213)
Merrill Lynch	Samsung Electronics Co., Ltd.	1 Month LIBOR BBA plus 0.65 bps	6/15/2015	324	(18,155)
Merrill Lynch	Samsung Electronics Co., Ltd.	1 Month LIBOR BBA plus 0.65 bps	6/8/2015	782	(43,838)
Merrill Lynch	Samsung Electronics Co., Ltd.	1 Month LIBOR BBA plus 0.65 bps	6/22/2015	4,755	(266,464)
Merrill Lynch	Samsung Engineering Co., Ltd.	1 Month LIBOR BBA minus 2.50 bps	8/24/2015	(343)	(652)
Merrill Lynch	Samsung Heavy Industries Co., Ltd.	1 Month LIBOR BBA minus 2.50 bps	6/8/2015	(256)	(16,702)
Merrill Lynch	Sasol Ltd.	1 Month LIBOR BBA plus 0.80 bps	4/7/2015	137	(258)
Merrill Lynch	Sasol Ltd.	1 Month LIBOR BBA plus 0.80 bps	6/8/2015	180	(337)
Merrill Lynch	Sasol Ltd.	1 Month LIBOR BBA plus 0.80 bps	7/20/2015	731	(1,372)
Merrill Lynch	Shandong Weigao Group Medical Polymer Co., Ltd.	1 Month LIBOR BBA minus 0.45 bps	6/8/2015	(54)	(4,898)
Merrill Lynch	Shandong Weigao Group Medical Polymer Co., Ltd.	1 Month LIBOR BBA minus 0.45 bps	6/22/2015	(248)	(22,283)
Merrill Lynch	Shandong Weigao Group Medical Polymer Co., Ltd.	1 Month LIBOR BBA minus 0.45 bps	7/20/2015	(319)	(28,701)
Merrill Lynch	Shinsegae International Co., Ltd.	1 Month LIBOR BBA minus 4.50 bps	8/24/2015	(86)	(2,581)
Merrill Lynch	Sinopec Engineering Group Co., Ltd.	1 Month LIBOR BBA minus 0.45 bps	8/24/2015	(266)	(9,180)
Merrill Lynch	Sinopec Yizheng Chemical Fibre Co., Ltd.	1 Month LIBOR BBA minus 0.45 bps	6/15/2015	(68)	(1,342)
Merrill Lynch	Sinopec Yizheng Chemical Fibre Co., Ltd.	1 Month LIBOR BBA minus 11.00 bps	6/22/2015	(117)	(2,316)
Merrill Lynch	SK Networks Co., Ltd.	1 Month LIBOR BBA plus 0.65 bps	8/24/2015	322	(1,403)
Merrill Lynch	Tatneft OAO	1 Month LIBOR BBA plus 0.80 bps	6/8/2015	794	(7,948)
Merrill Lynch	Texhong Textile Group Ltd.	1 Month LIBOR BBA minus 5.00 bps	7/20/2015	(29)	(1,477)
Merrill Lynch	Texhong Textile Group Ltd.	1 Month LIBOR BBA minus 5.00 bps	7/20/2015	(32)	(1,620)
Merrill Lynch	Texhong Textile Group Ltd.	1 Month LIBOR BBA minus 5.00 bps	7/20/2015	(54)	(2,699)
Merrill Lynch	Texhong Textile Group Ltd.	1 Month LIBOR BBA minus 4.25 bps	6/22/2015	(59)	(2,964)
Merrill Lynch	Texhong Textile Group Ltd.	1 Month LIBOR BBA minus 4.25 bps	6/22/2015	(72)	(3,628)
Merrill Lynch	TMB Bank	1 Month LIBOR BBA minus 5.00 bps	6/8/2015	(8)	(1,969)
Merrill Lynch	TMB Bank	1 Month LIBOR BBA minus 5.00 bps	6/22/2015	(35)	(8,591)
Merrill Lynch	TMB Bank	1 Month LIBOR BBA minus 5.00 bps	7/20/2015	(93)	(22,649)
Merrill Lynch	TVS Motor Co., Ltd.	1 Month LIBOR BBA plus 0.75 bps	8/24/2015	167	(23,763)
Merrill Lynch	Uni-President China Holdings Ltd.	1 Month LIBOR BBA minus 2.50 bps	8/3/2015	(12)	(551)
Merrill Lynch	Uni-President China Holdings Ltd.	1 Month LIBOR BBA minus 2.50 bps	8/3/2015	(18)	(847)
Merrill Lynch	Uni-President China Holdings Ltd.	1 Month LIBOR BBA minus 2.50 bps	8/3/2015	(21)	(986)
Merrill Lynch	Uni-President China Holdings Ltd.	1 Month LIBOR BBA minus 2.50 bps	6/22/2015	(81)	(3,737)
Merrill Lynch	Uni-President China Holdings Ltd.	1 Month LIBOR BBA minus 1.50 bps	4/27/2015	(127)	(5,869)
Merrill Lynch	Uni-President China Holdings Ltd.	1 Month LIBOR BBA minus 2.50 bps	6/22/2015	(148)	(6,859)
Merrill Lynch	Uni-President China Holdings Ltd.	1 Month LIBOR BBA minus 2.50 bps	8/24/2015	(152)	(7,009)
Merrill Lynch	Wintek Corp.	1 Month LIBOR BBA minus 5.50 bps	6/15/2015	(128)	(13,045)
Merrill Lynch	Xinchen China Power Holdings Ltd.	1 Month LIBOR BBA minus 8.00 bps	6/23/2015	(0)	(59)
Merrill Lynch	Xinchen China Power Holdings Ltd.	1 Month LIBOR BBA minus 8.00 bps	6/22/2015	(3)	(430)
Merrill Lynch	Xinchen China Power Holdings Ltd.	1 Month LIBOR BBA minus 8.00 bps	6/22/2015	(8)	(978)
Merrill Lynch	Xinchen China Power Holdings Ltd.	1 Month LIBOR BBA minus 8.00 bps	6/23/2015	(12)	(1,506)
Merrill Lynch	Xinchen China Power Holdings Ltd.	1 Month LIBOR BBA minus 8.00 bps	6/15/2015	(20)	(2,577)
Merrill Lynch	XL Axiata Tbk PT	1 Month LIBOR BBA minus 5.00 bps	6/8/2015	(48)	(927)
Merrill Lynch	XL Axiata Tbk PT	1 Month LIBOR BBA minus 4.00 bps	8/24/2015	(62)	(1,179)
Merrill Lynch	X-Legend Entertainment Co., Ltd.	1 Month LIBOR BBA minus 6.00 bps	6/22/2015	(59)	(18,794)
				$(5,081)	$(2,035,601)

* Notional amounts reflected as a positive value indicate a long position held by the Fund and a negative value indicates a short position.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2014, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks (b)(c)	$157,005,569	$—	$311,535	$157,317,104
Preferred Stocks	13,064,565	—	—	13,064,565
Rights	4,507	—	—	4,507
Short-Term Investment
Repurchase Agreement	—	796,390	—	796,390
Total Investments in Securities	170,074,641	796,390	311,535	171,182,566
Other Financial Instruments
Swap Contracts (d)	—	3,799,977	9,483	3,809,460
Total Investments in Securities and Other Financial Instruments	$170,074,641	$4,596,367	$321,018	$174,992,026

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities Sold Short (a)
Exchange Traded Fund Sold Short	$(1,616,301)	$—	$—	$(1,616,301)
Total Investments in Securities Sold Short	(1,616,301)	—	—	(1,616,301)
Other Financial Instruments
Swap Contracts (d)	—	(2,031,865)	(3,736)	(2,035,601)
Total Other Financial Instruments	—	(2,031,865)	(3,736)	(2,035,601)
Total Investments in Securities Sold Short and Other Financial Instruments	$(1,616,301)	$(2,031,865)	$(3,736)	$(3,651,902)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects the unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

(c)	The Level 3 security valued at $311,535 is located in the Republic of Korea section in the Portfolio of Investments.

(d)	The Level 3 securities valued at $9,483 and $(3,736) represent equity swap contracts with reference obligations of Guangzhou Shipyard International Co. Class H and Sinopec Yizheng Chemical Co., Ltd., respectively.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2014
Common Stocks
Republic of Korea	$-	$-	$(11,669)	$17,331	$446,898	$(141,025)	$-	$-	$311,535	$17,331
Swaps
Total return equity swaps (a)	-	-	7,077	5,747	26,379	(362,589)	-	-	(323,386)	5,747
Total	$-	$-	$(4,592)	$23,078	$473,277	$(503,614)	$-	$-	$(11,851)	$23,078

(a) Equity swap contracts with reference obligations of Guangzhou Shipyard International Co. Class H. and Sinopec Yizheng Chemical Fibre Co., Ltd.

MainStay Epoch Global Choice Fund
Portfolio of Investments July 31, 2014 (Unaudited)
		Shares	Value
	Common Stocks 97.2% †
	Australia 1.8%
	Amcor, Ltd. (Containers & Packaging)	423,650	$4,106,268

	Belgium 5.6%
¤	Anheuser-Busch InBev N.V. (Beverages)	83,170	9,018,646
	KBC Groep N.V. (Banks) (a)	61,350	3,341,070
			12,359,716
	France 10.0%
	Airbus Group N.V. (Aerospace & Defense)	93,580	5,433,368
	Safran S.A. (Aerospace & Defense)	118,068	6,939,755
	Sanofi (Pharmaceuticals)	54,800	5,769,132
	Sodexo (Hotels, Restaurants & Leisure)	41,100	4,100,655
			22,242,910
	Germany 3.7%
	GEA Group A.G. (Machinery)	133,400	6,009,983
	Lanxess A.G. (Chemicals)	34,400	2,191,002
			8,200,985
	Israel 2.9%
	Check Point Software Technologies, Ltd. (Software) (a)	94,087	6,385,685

	Japan 5.2%
¤	Takeda Pharmaceutical Co., Ltd. (Pharmaceuticals)	159,300	7,320,382
	Tokyo Electron, Ltd. (Semiconductors & Semiconductor Equipment)	64,000	4,193,457
			11,513,839
	United Kingdom 11.9%
	Experian PLC (Professional Services)	358,405	6,153,816
	Lloyds Banking Group PLC (Banks) (a)	4,970,470	6,230,794
¤	Unilever PLC (Food Products)	177,450	7,699,430
	WPP PLC (Media)	308,296	6,162,672
			26,246,712
	United States 56.1%
	Aetna, Inc. (Health Care Providers & Services)	81,740	6,337,302
	American International Group, Inc. (Insurance)	124,580	6,475,668
	AmerisourceBergen Corp. (Health Care Providers & Services)	72,284	5,559,362
	Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	163,530	3,427,589
¤	Boeing Co. (The) (Aerospace & Defense)	64,220	7,737,226
¤	CIT Group, Inc. (Banks)	157,956	7,757,219
¤	Citrix Systems, Inc. (Software) (a)	123,830	8,387,006
	CME Group, Inc. (Diversified Financial Services)	77,853	5,756,451
¤	CVS Caremark Corp. (Food & Staples Retailing)	129,480	9,887,093
	Ingersoll-Rand PLC (Machinery)	90,745	5,334,899
	MetLife, Inc. (Insurance)	118,210	6,217,846
¤	Microsoft Corp. (Software)	185,000	7,984,600
	National Oilwell Varco, Inc. (Energy Equipment & Services)	84,780	6,870,571
	Northern Trust Corp. (Capital Markets)	95,350	6,377,961
¤	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	71,760	7,011,670
	Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	97,420	5,708,812
	Time Warner, Inc. (Media)	62,340	5,175,467
	Twenty-First Century Fox, Inc. Class B (Media)	139,390	4,413,087
¤	UnitedHealth Group, Inc. (Health Care Providers & Services)	95,260	7,720,823
			124,140,652
	Total Common Stocks (Cost $196,358,689)		215,196,767

	Principal Amount
Short-Term Investment 2.2%
Repurchase Agreement 2.2%
United States 2.2%
State Street Bank and Trust Co. 0.00%, dated 7/31/14 due 8/1/14 Proceeds at Maturity $4,784,636 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.10% and a maturity date of 10/17/22, with a Principal Amount of $5,190,000 and a Market Value of $4,883,930) (Capital Markets)	$4,784,636	4,784,636

Total Short-Term Investment (Cost $4,784,636)		4,784,636

Total Investments (Cost $201,143,325) (b)	99.4%	219,981,403
Other Assets, Less Liabilities	0.6	1,365,964
Net Assets	100.0%	$221,347,367

¤	Among the Fund's 10 largest holdings, as of July 31, 2014, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	As of July 31, 2014, cost was $201,146,806 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$20,554,556
Gross unrealized depreciation	(1,719,959)
Net unrealized appreciation	$18,834,597

The following is a summary of the fair valuations according to the inputs used as of July 31, 2014, for valuing the Fund's assets.

  Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$215,196,767	$—	$—	$215,196,767
Short-Term Investment
Repurchase Agreement	—	4,784,636	—	4,784,636
Total Investments in Securities	$215,196,767	$4,784,636	$—	$219,981,403

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2014, the Fund did not hold any investments with significant unobservable inputs (Level 3).

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2014
Preferred Stock
Aerospace & Defense	$32,791	$-	$-	$407	$-	$(33,198)	$-	$-	$-	$-
Total	$32,791	$-	$-	$407	$-	$(33,198)	$-	$-	$-	$-

MainStay Epoch Global Equity Yield Fund
Portfolio of Investments July 31, 2014 (Unaudited)
		Shares	Value
	Common Stocks 97.4% †
	Australia 3.6%
	BHP Billiton, Ltd. (Metals & Mining)	890,590	$32,012,539
	Commonwealth Bank of Australia (Banks)	322,460	25,096,694
	Telstra Corp., Ltd. (Diversified Telecommunication Services)	13,381,510	68,270,536
	Westpac Banking Corp. (Banks)	961,572	30,927,104
			156,306,873
	Belgium 0.6%
	Anheuser-Busch InBev N.V. (Beverages)	230,330	24,976,129

	Canada 4.0%
¤	BCE, Inc. (Diversified Telecommunication Services)	1,690,930	76,579,193
	Potash Corporation of Saskatchewan, Inc. (Chemicals)	957,785	33,991,790
	Rogers Communications, Inc. Class B (Wireless Telecommunication Services)	679,410	26,532,102
	Shaw Communications, Inc. Class B (Media)	1,535,490	37,628,553
			174,731,638
	France 8.6%
	Electricite de France S.A. (Electric Utilities)	2,095,930	67,750,249
	Sanofi (Pharmaceuticals)	312,886	32,939,426
	SCOR SE (Insurance)	1,477,900	47,545,049
¤	Total S.A. (Oil, Gas & Consumable Fuels)	1,230,280	79,223,786
	Unibail-Rodamco SE (Real Estate Investment Trusts)	117,060	31,451,730
¤	Vinci S.A. (Construction & Engineering)	1,138,160	78,671,634
	Vivendi S.A. (Diversified Telecommunication Services) (a)	1,648,663	41,437,450
			379,019,324
	Germany 6.7%
	Allianz S.E. Registered (Insurance)	193,870	32,424,247
	BASF S.E. (Chemicals)	546,990	56,867,190
	Daimler A.G. Registered Shares (Automobiles)	669,830	55,502,399
	Deutsche Post A.G. Registered (Air Freight & Logistics)	694,760	22,341,599
	Deutsche Telekom A.G. (Diversified Telecommunication Services)	4,360,690	70,683,307
	Muenchener Rueckversicherungs-Gesellschaft A.G. Registered (Insurance)	264,820	56,311,634
			294,130,376
	Italy 1.6%
	Terna S.p.A. (Electric Utilities)	13,636,760	71,799,523

	Netherlands 2.2%
	Royal Dutch Shell PLC, ADR (Oil, Gas & Consumable Fuels)	884,800	72,403,184
	Wolters Kluwer N.V. (Media)	915,490	25,369,733
			97,772,917
	Norway 3.1%
	Orkla ASA (Food Products)	4,408,660	40,149,814
	Statoil ASA (Oil, Gas & Consumable Fuels)	1,339,670	38,380,709
	Yara International ASA (Chemicals)	1,295,590	59,376,185
			137,906,708
	Philippines 0.6%
	Philippine Long Distance Telephone Co., Sponsored ADR (Wireless Telecommunication Services)	387,661	27,275,828

	Sweden 1.0%
	Svenska Handelsbanken AB Class A (Banks)	904,050	43,733,363

	Switzerland 4.4%
	Nestle S.A. Registered (Food Products)	337,800	25,109,645
	Novartis A.G. (Pharmaceuticals)	495,166	43,345,756
	Roche Holding A.G., (Genusscheine) (Pharmaceuticals)	176,580	51,434,086
¤	Swisscom A.G. (Diversified Telecommunication Services)	134,305	74,634,415
			194,523,902
	United Kingdom 18.9%
	AstraZeneca PLC, Sponsored ADR (Pharmaceuticals)	360,800	26,262,632
	BAE Systems PLC (Aerospace & Defense)	9,020,820	65,153,277
	British American Tobacco PLC (Tobacco)	932,760	54,849,523
	Centrica PLC (Multi-Utilities)	11,448,720	59,726,200
	Compass Group PLC (Hotels, Restaurants & Leisure)	3,368,441	55,021,115
	Diageo PLC, Sponsored ADR (Beverages)	186,150	22,378,953
¤	GlaxoSmithKline PLC (Pharmaceuticals)	3,030,600	73,499,387
¤	Imperial Tobacco Group PLC (Tobacco)	1,965,420	85,311,370
¤	National Grid PLC (Multi-Utilities)	5,587,193	80,698,071
	Pearson PLC (Media)	1,951,970	37,601,767
	Severn Trent PLC (Water Utilities)	986,500	32,227,568
	SSE PLC (Electric Utilities)	2,328,090	57,267,574
	Unilever PLC (Food Products)	748,500	32,476,887
	United Utilities Group PLC (Water Utilities)	4,873,187	73,223,849
	Vodafone Group PLC (Wireless Telecommunication Services)	17,855,395	59,717,746
	WM Morrison Supermarkets PLC (Food & Staples Retailing)	6,560,240	18,673,545
			834,089,464
	United States 42.1%
	AbbVie, Inc. (Pharmaceuticals)	614,200	32,147,228
¤	Altria Group, Inc. (Tobacco)	1,898,230	77,068,138
	Ameren Corp. (Multi-Utilities)	1,322,420	50,847,049
	Apple, Inc. (Technology Hardware, Storage & Peripherals)	443,370	42,372,871
	Arthur J. Gallagher & Co. (Insurance)	518,180	23,318,100
	AT&T, Inc. (Diversified Telecommunication Services)	1,863,625	66,326,414
	Automatic Data Processing, Inc. (IT Services)	326,240	26,526,574
	CenturyLink, Inc. (Diversified Telecommunication Services)	1,681,370	65,976,959
	CME Group, Inc. (Diversified Financial Services)	598,840	44,278,230
	Coca-Cola Co. (The) (Beverages)	596,950	23,454,165
	ConocoPhillips (Oil, Gas & Consumable Fuels)	554,670	45,760,275
	Corrections Corporation of America (Real Estate Investment Trusts)	1,213,040	39,084,149
	Deere & Co. (Machinery)	241,790	20,578,747
	Dominion Resources, Inc. (Multi-Utilities)	339,700	22,977,308
	Dow Chemical Co. (The) (Chemicals)	831,060	42,442,234
	Duke Energy Corp. (Electric Utilities)	940,437	67,833,721
	E.I. du Pont de Nemours & Co. (Chemicals)	383,880	24,687,323
	Emerson Electric Co. (Electrical Equipment)	385,760	24,553,624
	Enterprise Products Partners, L.P. (Oil, Gas & Consumable Fuels)	487,470	36,365,262
	Health Care REIT, Inc. (Real Estate Investment Trusts)	1,090,200	69,369,426
	Johnson & Johnson (Pharmaceuticals)	261,030	26,126,493
	Kimberly-Clark Corp. (Household Products)	370,405	38,473,967
	Kinder Morgan Energy Partners, L.P. (Oil, Gas & Consumable Fuels)	685,190	55,514,094
	KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	381,905	27,302,388
	Lockheed Martin Corp. (Aerospace & Defense)	343,535	57,360,039
¤	Lorillard, Inc. (Tobacco)	1,322,420	79,979,961
	MarkWest Energy Partners, L.P. (Oil, Gas & Consumable Fuels)	406,910	28,402,318
	Mattel, Inc. (Leisure Products)	984,610	34,879,809
	McDonald's Corp. (Hotels, Restaurants & Leisure)	272,510	25,768,546
	Merck & Co., Inc. (Pharmaceuticals)	577,710	32,779,265
	Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	683,290	30,761,716
	Microsoft Corp. (Software)	667,940	28,828,290
	People's United Financial, Inc. (Thrifts & Mortgage Finance)	1,967,280	28,564,906
	PepsiCo., Inc. (Beverages)	280,180	24,683,858
	Philip Morris International, Inc. (Tobacco)	520,170	42,659,142
	PPL Corp. (Electric Utilities)	1,980,780	65,345,932
	R.R. Donnelley & Sons Co. (Commercial Services & Supplies)	1,857,950	32,254,012
	Regal Entertainment Group Class A (Media)	1,593,020	31,000,169
	Reynolds American, Inc. (Tobacco)	1,199,580	66,996,543
	Southern Co. (The) (Electric Utilities)	723,565	31,323,129
	Targa Resources Partners, L.P. (Oil, Gas & Consumable Fuels)	476,010	31,835,549
	TECO Energy, Inc. (Multi-Utilities)	2,846,340	49,697,096
¤	Verizon Communications, Inc. (Diversified Telecommunication Services)	1,537,380	77,514,700
	Waste Management, Inc. (Commercial Services & Supplies)	541,210	24,294,917
	Wells Fargo & Co. (Banks)	698,650	35,561,285
			1,853,875,921
	Total Common Stocks (Cost $3,803,925,348)		4,290,141,966

	Principal Amount
Short-Term Investment 2.4%
Repurchase Agreement 2.4%
United States 2.4%
State Street Bank and Trust Co. 0.00%, dated 7/31/14 due 8/1/14 Proceeds at Maturity $106,965,598 (Collateralized by a Federal National Mortgage Association security with a rate of 2.17% and a maturity date of 10/17/22, with a Principal Amount of $115,205,000 and a Market Value of $109,107,084 (Capital Markets)	$106,965,598	106,965,598

Total Short-Term Investment (Cost $106,965,598)		106,965,598

Total Investments (Cost $3,910,890,946) (b)	99.8%	4,397,107,564

Other Assets, Less Liabilities	0.2	8,656,805
Net Assets	100.0%	$4,405,764,369

¤	Among the Fund's 10 largest holdings, as of July 31, 2014, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	As of July 31, 2014, cost was $3,916,003,384 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$532,765,323
Gross unrealized depreciation	(51,661,143)
Net unrealized appreciation	$481,104,180

The following abbreviation is used in the above portfolio:
ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2014, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$4,290,141,966	$—	$—	$4,290,141,966
Short-Term Investment
Repurchase Agreement	—	106,965,598	—	106,965,598
Total Investments in Securities	$4,290,141,966	$106,965,598	$—	$4,397,107,564

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2014, there were no transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2014, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Epoch International Small Cap Fund

Portfolio of Investments July 31, 2014 (Unaudited)

		Shares	Value
	Common Stocks 96.9% †
	Australia 1.5%
	Flight Centre, Ltd. (Hotels, Restaurants & Leisure)	8,320	$367,259
	Pact Group Holdings, Ltd. (Containers & Packaging) (a)	337,402	1,163,262
	Seek, Ltd. (Professional Services)	36,950	569,661
			2,100,182
	Canada 8.8%
	Algonquin Power & Utilities Corp. (Independent Power & Renewable Electricity Producers) (b)(c)	97,100	722,228
	Algonquin Power & Utilities Corp. (Independent Power & Renewable Electricity Producers)	55,633	413,797
	Black Diamond Group, Ltd. (Commercial Services & Supplies)	30,500	819,879
	Calfrac Well Services, Ltd. (Energy Equipment & Services)	100,300	1,917,967
	Capstone Mining Corp. (Metals & Mining) (a)	374,360	1,002,551
¤	CCL Industries, Inc. Class B (Containers & Packaging)	23,190	2,295,711
	Legacy Oil + Gas, Inc. (Oil, Gas & Consumable Fuels) (a)	80,040	605,613
	MacDonald Dettwiler & Associates, Ltd. (Aerospace & Defense)	14,900	1,113,451
	Surge Energy, Inc. (Oil, Gas & Consumable Fuels)	195,600	1,524,831
	Whitecap Resources, Inc. (Oil, Gas & Consumable Fuels)	116,900	1,701,475
			12,117,503
	Finland 0.7%
	Cargotec Oyj Class B (Machinery)	27,300	998,346

	France 6.1%
	Alcatel-Lucent (Communications Equipment) (a)	372,916	1,320,290
	Alten, Ltd. (IT Services)	23,010	1,109,061
¤	Altran Technologies S.A. (IT Services)	292,890	3,082,648
	Eurofins Scientific (Life Sciences Tools & Services)	3,120	931,449
	Havas S.A. (Media)	143,934	1,127,499
	IPSOS (Media)	18,880	511,819
	Saft Groupe S.A. (Electrical Equipment)	10,846	400,118
			8,482,884
	Germany 5.9%
	Aareal Bank A.G. (Thrifts & Mortgage Finance)	14,470	617,127
	Deutz A.G. (Machinery)	64,250	455,980
	Duerr A.G. (Machinery)	12,300	943,420
	Hamburger Hafen und Logistik A.G. (Transportation Infrastructure)	18,125	468,659
	KION Group A.G. (Machinery)	31,780	1,240,479
	Krones A.G. (Machinery)	9,800	952,314
	Morphosys A.G. (Life Sciences Tools & Services) (a)	16,200	1,555,794
¤	ProSiebenSat.1 Media A.G. (Media)	46,140	1,944,027
			8,177,800
	Greece 0.9%
	Eurobank Ergasias S.A. (Banks) (a)	734,867	330,632
	Hellenic Exchanges - Athens Stock Exchange S.A. Holding (Diversified Financial Services) (a)	86,631	860,744
			1,191,376
	Hong Kong 1.3%
	Emperor Watch & Jewellery, Ltd. (Specialty Retail)	8,080,000	521,287
	Hutchison Telecommunications Hong Kong Holdings, Ltd. (Diversified Telecommunication Services)	1,138,760	489,296
	Kingboard Chemical Holdings, Ltd. (Electronic Equipment, Instruments & Components)	213,184	450,572
	Peace Mark Holdings, Ltd. (Textiles, Apparel & Luxury Goods) (a)(c)(d)	1,118,750	1,443
	Vitasoy International Holdings, Ltd. (Food Products)	301,930	390,364
			1,852,962
	Ireland 1.2%
	Kingspan Group PLC (Building Products)	46,000	787,201
	Smurfit Kappa Group PLC (Containers & Packaging)	38,730	841,970
			1,629,171
	Italy 8.5%
	Astaldi S.p.A. (Construction & Engineering)	167,748	1,619,532
¤	Azimut Holding S.p.A. (Capital Markets)	88,919	2,300,374
	Banca Generali S.p.A. (Capital Markets)	33,183	929,553
	Banca Popolare dell'Emilia Romagna S.C. (Banks) (a)	132,250	1,124,518
	Banco Popolare S.C. (Banks) (a)	68,049	1,058,826
	Buzzi Unicem S.p.A. (Construction Materials)	49,050	798,017
	Credito Emiliano S.p.A. (Banks)	68,200	574,423
	Credito Valtellinese S.C. (Banks) (a)	641,170	787,298
	Danieli & Co. S.p.A. (Machinery)	56,644	1,196,141
	Mediolanum S.p.A. (Insurance)	115,277	879,862
	UnipolSai S.p.A. (Insurance)	185,950	565,222
			11,833,766
	Japan 27.2%
	Aida Engineering, Ltd. (Machinery)	43,900	422,505
	Air Water, Inc. (Chemicals)	70,160	1,129,490
	ASKUL Corp. (Internet & Catalog Retail)	24,300	670,663
¤	Century Tokyo Leasing Corp. (Diversified Financial Services)	60,500	1,973,242
	CyberAgent, Inc. (Media)	32,700	1,104,676
	Daicel Corp. (Chemicals)	127,000	1,298,829
	Daifuku Co., Ltd. (Machinery)	76,900	1,075,023
	Doutor Nichires Holdings Co., Ltd. (Hotels, Restaurants & Leisure)	44,900	759,500
	DTS Corp. (Software)	56,500	1,123,244
	F@N Communications, Inc. (Internet Software & Services)	76,000	1,203,558
	GMO Internet, Inc. (Internet Software & Services)	118,500	1,306,363
	Hakuhodo DY Holdings, Inc. (Media)	136,800	1,448,259
	Horiba, Ltd. (Electronic Equipment, Instruments & Components)	39,150	1,387,272
	IBJ Leasing Co., Ltd. (Diversified Financial Services)	23,400	632,629
	Japan Logistics Fund, Inc. (Real Estate Investment Trusts)	297	683,419
	JGC Corp. (Construction & Engineering)	21,750	664,774
	Kansai Paint Co., Ltd. (Chemicals)	39,440	665,609
	KYB Co., Ltd. (Auto Components)	242,000	1,115,131
	Meitec Corp. (Professional Services)	14,900	496,111
	MISUMI Group, Inc. (Trading Companies & Distributors)	26,500	854,008
	Monex Group, Inc. (Capital Markets)	174,400	569,663
	Nabtesco Corp. (Machinery)	18,900	432,698
	Nichias Corp. (Building Products)	97,000	630,856
	Nifco, Inc. (Auto Components)	31,650	1,052,282
	Nihon Kohden Corp. (Health Care Equipment & Supplies)	21,000	1,041,170
	Nippo Corp. (Construction & Engineering)	38,000	671,599
	Nippon Shokubai Co., Ltd. (Chemicals)	34,000	440,927
	Nishio Rent All Co., Ltd. (Trading Companies & Distributors)	16,900	726,175
	Nissin Electric Co., Ltd. (Electrical Equipment)	70,000	411,024
	OBIC Business Consultants, Ltd. (Software)	10,900	338,026
	OBIC Co., Ltd. (IT Services)	21,600	770,641
	Rohto Pharmaceutical Co., Ltd. (Pharmaceuticals)	50,200	779,853
	Santen Pharmaceutical Co., Ltd. (Pharmaceuticals)	7,200	425,568
	SCSK Corp. (IT Services)	29,800	832,598
	St. Marc Holdings Co., Ltd. (Hotels, Restaurants & Leisure)	13,078	717,056
	Sundrug Co., Ltd. (Food & Staples Retailing)	15,600	705,196
¤	Suruga Bank, Ltd. (Banks)	111,000	2,186,225
	Sysmex Corp. (Health Care Equipment & Supplies)	9,800	384,893
	Temp Holdings Co., Ltd. (Professional Services)	45,200	1,445,662
	Tokai Rika Co., Ltd. (Auto Components)	18,400	387,801
	Tokyo Ohka Kogyo Co., Ltd. (Chemicals)	29,700	717,489
	TS Tech Co., Ltd. (Auto Components)	32,200	924,695
	Yumeshin Holdings Co., Ltd. (Professional Services)	111,700	1,073,945
			37,680,347
	Marshall Islands 1.1%
	Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	163,440	1,534,702

	Mexico 0.3%
	Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B (Transportation Infrastructure)	36,000	447,685

	Netherlands 1.4%
	Delta Lloyd N.V. (Insurance)	32,106	742,249
	USG People N.V. (Professional Services)	82,750	1,145,738
			1,887,987
	Norway 0.7%
	Petroleum Geo-Services ASA (Energy Equipment & Services)	48,960	419,011
	SpareBank 1 SMN (Banks)	57,850	492,332
			911,343
	Portugal 0.7%
	Mota-Engil SGPS S.A. (Construction & Engineering)	146,560	916,886

	Republic of Korea 0.7%
	Hotel Shilla Co., Ltd. (Hotels, Restaurants & Leisure)	8,850	947,123

	Spain 5.4%
	Abengoa S.A. Class B (Construction & Engineering)	335,655	1,789,745
	Bolsas Y Mercados Espanoles S.A. (Diversified Financial Services)	25,850	1,176,545
	Carbures Europe S.A. (Construction & Engineering) (a)	9,800	292,636
	Fomento de Construcciones y Contratas S.A. (Construction & Engineering) (a)	18,010	391,890
	Jazztel PLC (Diversified Telecommunication Services) (a)	99,243	1,338,216
	Liberbank S.A. (Banks) (a)	1,930,150	1,654,123
	Mediaset Espana Comunicacion S.A. (Media) (a)	65,920	770,599
			7,413,754
	Sweden 1.0%
	Modern Times Group AB Class B (Media)	34,460	1,346,789

	Switzerland 3.5%
	EFG International A.G. (Capital Markets) (a)	25,732	307,227
	Gategroup Holding A.G. (Commercial Services & Supplies) (a)	25,670	651,107
	Helvetia Holding A.G. (Insurance)	450	219,862
	Kuoni Reisen Holding A.G. Registered (Hotels, Restaurants & Leisure) (a)	2,609	884,261
¤	Temenos Group A.G. Registered (Software) (a)	78,814	2,827,330
			4,889,787
	United Kingdom 20.0%
	Afren PLC (Oil, Gas & Consumable Fuels) (a)	453,350	841,930
	Alent PLC (Chemicals)	89,420	504,987
¤	Ashtead Group PLC (Trading Companies & Distributors)	196,768	2,968,236
	Babcock International Group PLC (Commercial Services & Supplies)	59,317	1,099,591
	Bovis Homes Group PLC (Household Durables)	35,255	455,038
	Domino's Pizza Group PLC (Hotels, Restaurants & Leisure)	68,050	628,442
	Enquest PLC (Oil, Gas & Consumable Fuels) (a)	414,320	946,418
	Halma PLC (Electronic Equipment, Instruments & Components)	58,000	551,297
	Hays PLC (Professional Services)	723,400	1,490,005
	Inchcape PLC (Distributors)	107,065	1,162,272
¤	Intermediate Capital Group PLC (Capital Markets)	282,990	1,924,943
	International Personal Finance PLC (Consumer Finance)	73,047	681,372
	Lancashire Holdings, Ltd. (Insurance)	29,990	310,122
	Lavendon Group PLC (Trading Companies & Distributors)	198,750	711,365
	Michael Page International PLC (Professional Services)	139,970	1,010,231
	Micro Focus International PLC (Software)	70,059	1,005,385
	Moneysupermarket.com Group PLC (Internet Software & Services)	182,520	572,232
	Paragon Group of Cos. PLC (Thrifts & Mortgage Finance)	121,087	704,674
¤	Playtech PLC (Software)	197,980	2,053,963
	Premier Oil PLC (Oil, Gas & Consumable Fuels)	303,280	1,647,704
	Restaurant Group PLC (Hotels, Restaurants & Leisure)	75,950	789,874
	SThree PLC (Professional Services)	84,794	515,368
	Stock Spirits Group PLC (Beverages) (a)	200,600	1,018,559
	Taylor Wimpey PLC (Household Durables)	723,996	1,360,444
	Thomas Cook Group PLC (Hotels, Restaurants & Leisure) (a)	856,400	1,769,732
	Vesuvius PLC (Machinery)	129,220	1,015,108
			27,739,292
	Total Common Stocks (Cost $112,071,612)		134,099,685

	Principal Amount
Short-Term Investment 2.6%
Repurchase Agreement 2.6%
United States 2.6%
State Street Bank and Trust Co. 0.00%, dated 7/31/14 due 8/1/14 Proceeds at Maturity $3,625,652 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.10% and a maturity date of 10/17/22, with a Principal Amount of $3,930,000 and a Market Value of $3,698,236) (Capital Markets)	$3,625,652	3,625,652
Total Short-Term Investment (Cost $3,625,652)		3,625,652
Total Investments (Cost $115,697,264) (e)	99.5%	137,725,337
Other Assets, Less Liabilities	0.5	662,803
Net Assets	100.0%	$138,388,140

¤	Among the Fund's 10 largest holdings, as of July 31, 2014, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2014, the total market value of fair valued securities was $723,671, which represented 0.5% of the Fund's net assets.
(d)	Illiquid security - The total market value of these securities as of July 31, 2014, was $1,443, which represented less than one-tenth of a percent of the Fund's net assets.
(e)	As of July 31, 2014, cost was $118,239,870 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$26,433,823
Gross unrealized depreciation	(6,948,356)
Net unrealized appreciation	$19,485,467

The following is a summary of the fair valuations according to the inputs used as of July 31, 2014, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks (b)	$133,376,014	$722,228	$1,443	$134,099,685
Short-Term Investment
Repurchase Agreement	—	3,625,652	—	3,625,652
Total Investments in Securities	$133,376,014	$4,347,880	$1,443	$137,725,337

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $1,443 is listed under Hong Kong in the Textiles, Apparel & Luxury Goods within the Common Stocks section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2014
Common Stocks
Hong Kong	$1,443	$-	$-	$-	$-	$-	$-	$-	$1,443	$-
Total	$1,443	$-	$-	$-	$-	$-	$-	$-	$1,443	$-

MainStay Epoch U.S. All Cap Fund
Portfolio of Investments July 31, 2014 (Unaudited)
		Shares	Value
	Common Stocks 96.8% †

	Aerospace & Defense 5.3%
¤	Boeing Co. (The)	157,070	$18,923,794
	Rockwell Collins, Inc.	136,590	10,007,949
	United Technologies Corp.	88,180	9,272,127
			38,203,870
	Auto Components 4.1%
	Dana Holding Corp.	326,030	7,296,551
	Delphi Automotive PLC	133,690	8,930,492
	Visteon Corp. (a)	139,120	13,285,960
			29,513,003
	Banks 5.8%
	CIT Group, Inc.	281,870	13,842,636
	Citigroup, Inc.	278,480	13,620,457
	Huntington Bancshares, Inc.	730,000	7,168,600
	Investors Bancorp, Inc.	665,700	6,889,995
			41,521,688
	Beverages 1.6%
	PepsiCo., Inc.	129,100	11,373,710

	Building Products 1.4%
	Masco Corp.	496,370	10,324,496

	Capital Markets 6.6%
	Ameriprise Financial, Inc.	93,960	11,237,616
	BlackRock, Inc.	38,520	11,738,200
	Morgan Stanley	399,690	12,925,975
	Northern Trust Corp.	170,670	11,416,116
			47,317,907
	Chemicals 4.8%
	E.I. du Pont de Nemours & Co.	166,770	10,724,979
	Ecolab, Inc.	89,012	9,660,472
	Praxair, Inc.	107,250	13,743,015
			34,128,466
	Containers & Packaging 1.2%
	Rock-Tenn Co. Class A	89,180	8,867,167

	Distributors 1.6%
	Genuine Parts Co.	139,500	11,553,390

	Diversified Financial Services 3.3%
¤	CME Group, Inc.	203,275	15,030,153
	Interactive Brokers Group, Inc. Class A	386,570	8,896,909
			23,927,062
	Diversified Telecommunication Services 1.7%
	CenturyLink, Inc.	320,230	12,565,825

	Energy Equipment & Services 2.0%
¤	National Oilwell Varco, Inc.	176,125	14,273,170

	Food & Staples Retailing 2.1%
¤	CVS Caremark Corp.	199,350	15,222,366

	Food Products 1.0%
	J.M. Smucker Co. (The)	70,236	6,998,315

	Health Care Equipment & Supplies 1.7%
	Abbott Laboratories	288,330	12,144,460

	Health Care Providers & Services 5.0%
	Aetna, Inc.	164,310	12,738,954
	AmerisourceBergen Corp.	107,590	8,274,747
¤	UnitedHealth Group, Inc.	180,920	14,663,566
			35,677,267
	Hotels, Restaurants & Leisure 1.7%
	McDonald's Corp.	125,490	11,866,334

	Insurance 4.9%
	American International Group, Inc.	272,510	14,165,070
	Marsh & McLennan Cos., Inc.	214,690	10,899,811
	MetLife, Inc.	197,960	10,412,696
			35,477,577
	IT Services 3.0%
	Fidelity National Information Services, Inc.	148,860	8,395,704
	Visa, Inc. Class A	63,778	13,457,796
			21,853,500
	Life Sciences Tools & Services 1.8%
	Agilent Technologies, Inc.	235,495	13,208,915

	Machinery 2.2%
	AGCO Corp.	122,790	5,981,101
	Ingersoll-Rand PLC	162,850	9,573,951
			15,555,052
	Media 2.6%
¤	Time Warner, Inc.	227,620	18,897,012

	Multi-Utilities 2.1%
	Vectren Corp.	165,730	6,312,656
	Wisconsin Energy Corp.	202,070	8,806,210
			15,118,866
	Multiline Retail 1.5%
	Kohl's Corp.	196,600	10,525,964

	Oil, Gas & Consumable Fuels 5.0%
	Devon Energy Corp.	137,950	10,415,225
	Exxon Mobil Corp.	105,630	10,451,032
¤	Occidental Petroleum Corp.	153,007	14,950,314
			35,816,571
	Pharmaceuticals 1.6%
	AbbVie, Inc.	213,850	11,192,909

	Semiconductors & Semiconductor Equipment 2.0%
	Texas Instruments, Inc.	304,058	14,062,683

	Software 9.7%
	ANSYS, Inc. (a)	90,720	6,979,997
	Check Point Software Technologies, Ltd. (a)	107,780	7,315,029
	Citrix Systems, Inc. (a)	176,475	11,952,652
¤	Microsoft Corp.	603,620	26,052,239
¤	Oracle Corp.	425,950	17,204,120
			69,504,037
	Specialty Retail 4.3%
	Home Depot, Inc. (The)	135,740	10,974,579
	PetSmart, Inc.	122,760	8,364,866
	TJX Cos., Inc. (The)	222,850	11,875,677
			31,215,122
	Technology Hardware, Storage & Peripherals 5.2%
¤	Apple, Inc.	276,933	26,466,487
	Seagate Technology PLC	186,720	10,941,792
			37,408,279
	Total Common Stocks (Cost $544,863,963)		695,314,983

	Principal Amount
Short-Term Investment 3.2%
Repurchase Agreement 3.2%
State Street Bank and Trust Co. 0.00%, dated 7/31/14 due 8/1/14 Proceeds at Maturity $23,025,768 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.08% and a maturity date of 10/17/22, with a Principal Amount of $24,980,000 and a Market Value of $23,487,920)	$23,025,768	23,025,768

Total Short-Term Investment (Cost $23,025,768)		23,025,768

Total Investments (Cost $567,889,731) (b)	100.0%	718,340,751
Other Assets, Less Liabilities	0.0 ‡	106,900
Net Assets	100.0%	$718,447,651

¤	Among the Fund's 10 largest holdings, as of July 31, 2014, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	As of July 31, 2014, cost was $568,911,438 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$151,478,682
Gross unrealized depreciation	(2,049,369)
Net unrealized appreciation	$149,429,313

The following is a summary of the fair valuations according to the inputs used as of July 31, 2014, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$695,314,983	$—	$—	$695,314,983
Short-Term Investment
Repurchase Agreement	—	23,025,768	—	23,025,768
Total Investments in Securities	$695,314,983	$23,025,768	$—	$718,340,751

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2014, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Epoch U.S. Equity Yield Fund

Portfolio of Investments July 31, 2014 (Unaudited)

		Shares	Value
	Common Stocks 98.6% †
	Aerospace & Defense 6.7%
	Boeing Co. (The)	1,015	$122,287
	General Dynamics Corp.	1,965	229,453
	Honeywell International, Inc.	1,965	180,446
¤	Lockheed Martin Corp.	1,925	321,417
	Raytheon Co.	3,080	279,572
	United Technologies Corp.	1,665	175,075
			1,308,250
	Air Freight & Logistics 1.0%
	United Parcel Service, Inc. Class B	1,935	187,869

	Banks 2.8%
	Commonwealth Bank of Australia, ADR	1,465	112,746
	M&T Bank Corp.	1,275	154,912
	People's United Financial, Inc.	8,805	127,849
	Wells Fargo & Co.	3,160	160,844
			556,351
	Beverages 3.3%
	Coca-Cola Co. (The)	4,005	157,356
	Coca-Cola Enterprises, Inc.	3,890	176,801
	Molson Coors Brewing Co. Class B	3,120	210,694
	PepsiCo., Inc.	1,270	111,887
			656,738
	Capital Markets 0.9%
	BlackRock, Inc.	550	167,601

	Chemicals 3.8%
	Dow Chemical Co. (The)	4,670	238,497
	E.I. du Pont de Nemours & Co.	2,390	153,701
	Potash Corporation of Saskatchewan, Inc.	6,670	236,718
	RPM International, Inc.	2,700	119,286
			748,202
	Commercial Services & Supplies 4.2%
	Deluxe Corp.	4,195	230,767
	R.R. Donnelley & Sons Co.	8,205	142,439
	Republic Services, Inc.	4,610	174,857
	Waste Management, Inc.	5,985	268,667
			816,730
	Containers & Packaging 0.8%
	Bemis Co., Inc.	3,965	154,675

	Distributors 0.9%
	Genuine Parts Co.	2,160	178,891

	Diversified Financial Services 1.3%
	CME Group, Inc.	3,388	250,509

	Diversified Telecommunication Services 5.2%
	AT&T, Inc.	7,845	279,204
¤	CenturyLink, Inc.	8,270	324,515
	Verizon Communications, Inc.	4,970	250,587
	Vodafone Group PLC, Sponsored ADR	5,150	171,083
			1,025,389
	Electric Utilities 5.9%
¤	Duke Energy Corp.	4,090	295,012
	Entergy Corp.	1,565	113,979
	Northeast Utilities	5,103	224,022
	PPL Corp.	7,765	256,167
	Southern Co. (The)	3,110	134,632
	Westar Energy, Inc.	3,700	133,348
			1,157,160
	Electrical Equipment 2.5%
	Eaton Corp. PLC	3,390	230,249
	Emerson Electric Co.	4,045	257,464
			487,713
	Food & Staples Retailing 1.9%
	CVS Caremark Corp.	2,615	199,681
	Wal-Mart Stores, Inc.	2,245	165,187
			364,868
	Food Products 2.7%
	Campbell Soup Co.	4,340	180,501
	Hershey Co. (The)	1,400	123,410
	Kraft Foods Group, Inc.	4,045	216,751
			520,662
	Gas Utilities 0.5%
	WGL Holdings, Inc.	2,505	97,645

	Health Care Equipment & Supplies 0.6%
	Medtronic, Inc.	2,035	125,641

	Health Care Providers & Services 0.8%
	UnitedHealth Group, Inc.	1,915	155,211

	Hotels, Restaurants & Leisure 1.0%
	McDonald's Corp.	2,100	198,576

	Household Products 3.0%
	Colgate-Palmolive Co.	1,500	95,100
¤	Kimberly-Clark Corp.	2,900	301,223
	Procter & Gamble Co. (The)	2,615	202,192
			598,515
	Industrial Conglomerates 1.4%
	3M Co.	1,990	280,371

	Insurance 2.2%
	Arthur J. Gallagher & Co.	5,945	267,525
	Marsh & McLennan Cos., Inc.	3,310	168,049
			435,574
	IT Services 2.4%
	Automatic Data Processing, Inc.	3,070	249,622
	Paychex, Inc.	5,330	218,583
			468,205
	Leisure Products 1.1%
	Mattel, Inc.	6,370	225,657

	Machinery 0.5%
	Deere & Co.	1,183	100,685

	Media 2.2%
	Regal Entertainment Group Class A	7,010	136,415
¤	Time Warner, Inc.	3,669	304,600
			441,015
	Metals & Mining 0.8%
	BHP Billiton, Ltd., ADR	2,245	159,597

	Multi-Utilities 7.7%
	Ameren Corp.	5,115	196,672
	CMS Energy Corp.	6,380	184,573
	Dominion Resources, Inc.	2,745	185,672
	NiSource, Inc.	7,545	284,296
	SCANA Corp.	2,325	118,296
	TECO Energy, Inc.	8,020	140,029
	Vectren Corp.	3,595	136,933
	Wisconsin Energy Corp.	6,010	261,916
			1,508,387
	Oil, Gas & Consumable Fuels 8.9%
¤	ConocoPhillips	4,020	331,650
	Enterprise Products Partners, L.P.	2,015	150,319
	Exxon Mobil Corp.	1,080	106,855
	Kinder Morgan Energy Partners, L.P.	2,070	167,711
	MarkWest Energy Partners, L.P.	1,770	123,546
	ONEOK Partners, L.P.	2,015	113,001
	ONEOK, Inc.	3,415	220,029
	Royal Dutch Shell PLC, ADR	2,490	203,757
	Spectra Energy Corp.	4,480	183,322
	Targa Resources Partners, L.P.	2,140	143,123
			1,743,313
	Pharmaceuticals 5.0%
¤	AbbVie, Inc.	6,205	324,770
¤	Johnson & Johnson	3,200	320,288
	Merck & Co., Inc.	3,630	205,966
	Pfizer, Inc.	4,440	127,428
			978,452
	Real Estate Investment Trusts 1.8%
	Corrections Corporation of America	4,105	132,263
	Health Care REIT, Inc.	3,530	224,614
			356,877
	Semiconductors & Semiconductor Equipment 3.4%
	Intel Corp.	3,785	128,274
	KLA-Tencor Corp.	2,990	213,755
	Linear Technology Corp.	2,055	90,697
	Microchip Technology, Inc.	5,390	242,658
			675,384
	Software 2.0%
	Microsoft Corp.	4,570	197,241
	Oracle Corp.	4,915	198,517
			395,758
	Specialty Retail 0.9%
	Home Depot, Inc. (The)	2,270	183,529

	Technology Hardware, Storage & Peripherals 2.6%
	Apple, Inc.	2,030	194,007
¤	Seagate Technology PLC	5,430	318,198
			512,205
	Tobacco 5.9%
¤	Altria Group, Inc.	8,240	334,544
	Lorillard, Inc.	4,195	253,714
	Philip Morris International, Inc.	3,520	288,675
	Reynolds American, Inc.	5,100	284,835
			1,161,768
	Total Common Stocks (Cost $16,053,836)		19,383,973

	Principal Amount
Short-Term Investment 2.1%
Repurchase Agreement 2.1%
State Street Bank and Trust Co. 0.00%, dated 7/31/14 due 8/1/14 Proceeds at Maturity $419,223 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.06% and a maturity date of 10/17/22, with a Principal Amount of $460,000 and a Market Value of $431,807)	$419,223	419,223

Total Short-Term Investment (Cost $419,223)		419,223

Total Investments (Cost $16,473,059) (a)	100.7%	19,803,196
Other Assets, Less Liabilities	(0.7)	(144,400)
Net Assets	100.0%	$19,658,796

¤	Among the Fund's 10 largest holdings, as of July 31, 2014, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	As of July 31, 2014, cost was $16,558,361 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$3,421,828
Gross unrealized depreciation	(176,993)
Net unrealized appreciation	$3,244,835

The following abbreviation is used in the above portfolio:
ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2014, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$19,383,973	$—	$—	$19,383,973
Short-Term Investment
Repurchase Agreement	—	419,223	—	419,223
Total Investments in Securities	$19,383,973	$419,223	$—	$19,803,196

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2014, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Floating Rate Fund
Portfolio of Investments July 31, 2014 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 98.3%†
	Corporate Bonds 0.8%
	Containers, Packaging & Glass 0.1%
	Greif, Inc. 7.75%, due 8/1/19	$1,350,000	$1,525,500
	Reynolds Group Issuer, Inc. 9.875%, due 8/15/19	1,100,000	1,185,250
			2,710,750
	Finance 0.2%
	Nationstar Mortgage LLC / Nationstar Capital Corp. 6.50%, due 7/1/21	3,000,000	2,910,000

	Mining, Steel, Iron & Non-Precious Metals 0.1%
	FMG Resources (August 2006) Pty, Ltd. 6.00%, due 4/1/17 (a)	2,000,000	2,035,000

	Real Estate 0.2%
	iStar Financial, Inc.
	4.00%, due 11/1/17	1,800,000	1,773,000
	5.00%, due 7/1/19	1,800,000	1,773,000
			3,546,000
	Software 0.2%
¤	First Data Corp. 6.75%, due 11/1/20 (a)	2,753,000	2,904,415

	Total Corporate Bonds (Cost $13,861,890)		14,106,165

	Floating Rate Loans 90.3% (b)
	Aerospace & Defense 2.8%
	Aeroflex, Inc. New Term Loan B 4.50%, due 11/11/19	7,047,548	7,062,228
	American Airlines, Inc. Exit Term Loan 3.75%, due 6/27/19	9,264,638	9,266,297
	Booz Allen Hamilton, Inc. New Term Loan 3.75%, due 7/31/19	10,294,494	10,299,641
	Delta Air Lines, Inc. 2018 Term Loan B1 3.25%, due 10/18/18	3,357,521	3,347,028
	TransDigm, Inc. Term Loan C 3.75%, due 2/28/20	8,199,398	8,140,830
	U.S. Airways Group, Inc. New Term Loan B1 3.50%, due 5/23/19	8,371,000	8,316,588
			46,432,612
	Automobile 4.2%
	Affinia Group Intermediate Holdings, Inc. Term Loan B2 4.75%, due 4/27/20	5,402,371	5,415,877
	Allison Transmission, Inc. New Term Loan B3 3.75%, due 8/23/19	5,401,814	5,400,128
	ASP HHI Acquisition Co., Inc. Additional Term Loan 5.00%, due 10/5/18	4,002,773	4,012,780
	Capital Automotive, L.P.
	New Term Loan B 4.00%, due 4/10/19	7,952,510	7,966,713
	New 2nd Lien Term Loan 6.00%, due 4/30/20	1,666,667	1,700,695
	Chrysler Group LLC
	2018 Term Loan B 3.25%, due 12/31/18	2,992,500	2,978,073
	New Term Loan B 3.50%, due 5/24/17	6,780,263	6,775,971
	Federal-Mogul Holdings Corp. New Term Loan C 4.75%, due 4/15/21	9,500,000	9,488,125
	Goodyear Tire & Rubber Co. (The) New 2nd Lien Term Loan 4.75%, due 4/30/19	9,000,000	9,067,500
	KAR Auction Services, Inc. Term Loan B2 3.50%, due 3/11/21	4,975,177	4,961,187
	Metaldyne LLC USD Term Loan 4.25%, due 12/18/18	6,081,131	6,097,599
	Tower Automotive Holdings USA LLC New Term Loan 4.00%, due 4/23/20	6,264,427	6,225,274
			70,089,922
	Beverage, Food & Tobacco 0.7%
	American Seafoods Group LLC New Term Loan B 4.502%, due 3/18/18 (c)	2,371,877	2,328,393
	HJ Heinz Co. Term Loan B2 3.50%, due 6/5/20	3,058,122	3,056,483
	New Albertson's, Inc. Term Loan 4.75%, due 6/27/21	2,333,333	2,337,393
	Pinnacle Foods Finance LLC Term Loan G 3.25%, due 4/29/20	4,151,043	4,115,298
			11,837,567
	Broadcasting & Entertainment 5.0%
	Cequel Communications LLC Term Loan B 3.50%, due 2/14/19	6,080,144	6,039,607
	Clear Channel Communications, Inc.
	Term Loan B 3.805%, due 1/29/16	10,800,000	10,694,700
	Term Loan D 6.905%, due 1/30/19	3,250,000	3,188,386
	Cumulus Media Holdings, Inc. 2013 Term Loan 4.25%, due 12/23/20	8,480,044	8,486,099
	Hubbard Radio LLC Term Loan B 4.50%, due 4/29/19	4,386,513	4,393,825
	Mission Broadcasting, Inc. Term Loan B2 3.75%, due 10/1/20	1,293,706	1,292,898
	Nexstar Broadcasting, Inc. Term Loan B2 3.75%, due 10/1/20	1,467,083	1,466,166
	Numericable U.S. LLC
	USD Term Loan B1 4.50%, due 5/21/20	2,144,669	2,149,696
	USD Term Loan B2 4.50%, due 5/21/20	1,855,431	1,859,780
	TWCC Holding Corp. REFI Term Loan B 3.50%, due 2/13/17	3,733,718	3,691,131
¤	Univision Communications, Inc.
	Term Loan C3 4.00%, due 3/2/20	3,555,000	3,528,337
	Term Loan C4 4.00%, due 3/1/20	12,072,668	11,985,142
	Virgin Media Bristol LLC USD Term Loan B 3.50%, due 6/7/20	9,000,000	8,911,404
	WideOpenWest Finance LLC
	New Term Loan B1 3.75%, due 7/17/17	2,481,250	2,478,593
	Term Loan B 4.75%, due 4/1/19	11,780,887	11,810,340
			81,976,104
	Buildings & Real Estate 2.4%
	Continental Building Products LLC 1st Lien Term Loan 4.25%, due 8/28/20	5,608,671	5,552,584
	CPG International, Inc. New Term Loan 4.75%, due 9/30/20	4,135,417	4,130,248
	Realogy Corp. New Term Loan B 3.75%, due 3/5/20	12,294,842	12,291,006
	USIC Holdings, Inc. 1st Lien Term Loan 4.00%, due 7/10/20 (c)	5,940,000	5,858,325
	Wilsonart LLC Term Loan B 4.00%, due 10/31/19	11,456,056	11,352,241
			39,184,404
	Cargo Transport 0.2%
	Swift Transportation Co. LLC 2014 Term Loan B 3.75%, due 6/9/21	4,156,250	4,157,551

	Chemicals, Plastics & Rubber 4.5%
	Allnex USA, Inc.
	USD Term Loan B2 4.50%, due 10/3/19	1,234,020	1,233,249
	2nd Lien Term Loan 8.25%, due 4/3/20	76,202	77,536
	Arysta LifeScience Corp.
	1st Lien Term Loan 4.50%, due 5/29/20	5,948,927	5,931,574
	2nd Lien Term Loan 8.25%, due 11/30/20	1,200,000	1,212,000
¤	Axalta Coating Systems US Holdings, Inc. USD Term Loan 4.00%, due 2/1/20	15,710,091	15,618,454
	AZ Chem US Inc. 1st Lien Term Loan 4.50%, due 6/12/21	768,247	773,289
	Emerald Performance Materials, LLC
	New 1st Lien Term Loan 4.50%, due 8/1/21	1,500,000	1,496,250
	New 2nd Lien Term Loan 7.75%, due 8/1/22	1,300,000	1,296,750
	Huntsman International LLC Incremental Term Loan 3.75, due 8/12/21 (c)	3,750,000	3,741,562
	Ineos US Finance LLC 6 Year Term Loan 3.75%, due 5/4/18	9,719,032	9,665,228
	MacDermid, Inc. 1st Lien Term Loan 4.00%, due 6/7/20	5,940,000	5,932,575
	OXEA Finance LLC USD Term Loan B2 4.25%, due 1/15/20	4,962,500	4,952,163
	Polymer Group, Inc. 1st Lien Term Loan 5.25%, due 12/19/19	5,572,000	5,578,965
	Solenis International, LP
	USD 1st Lien Term Loan 4.25%, due 7/31/21	1,500,000	1,485,626
	USD 2nd Lien Term Loan 7.75%, due 7/31/22	1,250,000	1,244,791
	Univar, Inc. Term Loan B 5.00%, due 6/30/17	13,707,968	13,712,258
			73,952,270
	Containers, Packaging & Glass 2.8%
	Ardagh Holdings USA, Inc. Incremental Term Loan 4.00%, due 12/17/19	2,992,500	2,987,511
	Berlin Packaging LLC
	1st Lien Term Loan 4.75%, due 4/2/19	2,722,500	2,733,845
	New 2nd Lien Term Loan 8.75%, due 4/2/20	5,000,000	5,108,335
	Berry Plastics Holding Corp. Term Loan E 3.75%, due 1/6/21	6,988,087	6,920,394
	BWAY Holding Co., Inc. Term Loan B 4.50%, due 8/7/17	4,596,601	4,605,220
	Caraustar Industries, Inc. Term Loan 7.50%, due 5/1/19	2,591,047	2,608,321
	Multi Packaging Solutions, Inc. Term Loan A 4.25%, due 9/30/20	1,000,000	1,001,250
	Prescrix, Inc. USD 2nd Lien Term Loan 8.00%, due 5/2/22	650,000	650,813
¤	Reynolds Group Holdings, Inc. New Dollar Term Loan 4.00%, due 12/1/18	14,929,782	14,886,231
	Signode Industrial Group US, Inc. USD Term Loan B 4.00%, due 5/1/21	4,000,000	3,980,000
			45,481,920
	Diversified/Conglomerate Manufacturing 3.9%
	Allied Security Holdings, LLC
	New 1st Lien Term Loan 4.25%, due 2/12/21	1,963,571	1,953,141
	New 2nd Lien Term Loan 8.00%, due 8/13/21	871,233	865,424
	Atkore International, Inc.
	1st Lien Term Loan 4.50%, due 4/9/21	3,200,100	3,186,765
	2nd Lien Term Loan 7.75%, due 10/9/21	1,950,000	1,937,812
	Doosan Infracore International, Inc. Term Loan B 4.50%, due 5/28/21	5,800,000	5,819,331
¤	Gardner Denver, Inc. USD Term Loan 4.25%, due 7/30/20	14,689,000	14,604,083
	Maxim Crane Works, L.P. 2nd Lien Term Loan 10.25%, due 11/26/18	2,062,500	2,108,046
	North American Lifting Holdings, Inc. 1st Lien Term Loan 5.50%, due 11/27/20	6,434,333	6,474,548
	Quikrete Holdings, Inc.
	1st Lien Term Loan 4.00%, due 9/28/20	12,902,500	12,893,288
	2nd Lien Term Loan 7.00%, due 3/26/21	1,300,000	1,323,833
	Sensus USA, Inc. 1st Lien Term Loan 4.75%, due 5/9/17	2,031,792	2,033,485
	Terex Corp. New USD Term Loan 3.50%, due 4/28/17	888,452	887,342
	Veyance Technologies, Inc. 1st Lien Term Loan 5.25%, due 9/8/17	11,020,384	11,013,364
			65,100,462
	Diversified/Conglomerate Service 9.0%
	Acosta, Inc. New Term Loan B 4.25%, due 3/2/18	7,368,224	7,368,224
	Advantage Sales & Marketing, Inc.
	Delayed Draw Term Loan TBD, due 7/23/21 (c)	322,597	320,811
	2014 1st Lien Term Loan 4.25%, due 7/23/21	9,677,403	9,623,829
	2014 2nd Lien Term Loan 7.50%, due 7/25/22	1,458,333	1,458,941
	Applied Systems, Inc.
	New 1st Lien Term Loan 4.25%, due 1/25/21	2,985,000	2,976,045
	New 2nd Lien Term Loan 7.50%, due 1/23/22	1,400,000	1,415,750
	AVSC Holding Corp. 1st Lien Term Loan 4.50%, due 1/24/21	3,142,125	3,138,197
	Brickman Group, Ltd. LLC
	1st Lien Term Loan 4.00%, due 12/18/20	8,092,667	7,973,526
	2nd Lien Term Loan 7.50%, due 12/17/21	1,400,000	1,408,750
	Brock Holdings III, Inc.
	New Term Loan B 6.00%, due 3/16/17	5,024,681	5,030,962
	New 2nd Lien Term Loan 10.00%, due 3/16/18	1,350,000	1,361,813
	Capital Safety North America Holdings, Inc.
	1st Lien Term Loan 4.00%, due 3/29/21	3,990,000	3,955,917
	2nd Lien Term Loan 6.50%, due 3/28/22	1,600,000	1,602,000
	CCC Information Services, Inc. Term Loan 4.00%, due 12/20/19	5,447,273	5,435,927
	Ceridian Corp. New Term Loan B 4.405%, due 5/9/17	3,874,575	3,874,575
	CompuCom Systems, Inc. REFI Term Loan B 4.25%, due 5/11/20	9,826,538	9,685,282
	Connolly Corp. 1st Lien Term Loan 5.00%, due 5/14/21	2,612,500	2,625,563
	Crossmark Holdings, Inc.
	1st Lien Term Loan 4.50%, due 12/20/19 (c)	2,955,000	2,935,299
	2nd Lien Term Loan 8.75%, due 12/21/20 (c)	1,200,000	1,192,000
	Emdeon Business Services LLC Term Loan B2 3.75%, due 11/2/18	2,618,092	2,612,856
¤	First Data Corp.
	New 2018 Extended Term Loan 3.666%, due 3/23/18	5,250,000	5,190,938
	New 2018 Term Loan 3.666%, due 3/23/18	5,100,000	5,042,625
	Extended 2021 Term Loan 4.155%, due 3/24/21	4,670,416	4,660,407
	Genesys Telecom Holdings U.S., Inc.
	New Term Loan B 4.00%, due 2/7/20	3,620,807	3,589,125
	Delayed Draw Term Loan 4.50%, due 11/13/20	1,990,000	1,991,244
	Information Resources, Inc. Term Loan B 4.75%, due 9/30/20	1,985,000	1,988,309
	Kronos, Inc. Initial Incremental Term Loan 4.50%, due 10/30/19	2,379,541	2,384,300
	Mitchell International, Inc.
	New 1st Lien Term Loan 4.50%, due 10/12/20	5,190,583	5,187,339
	New 2nd Lien Term Loan 8.50%, due 10/11/21	1,625,000	1,645,313
	MX Holding, Inc. USD Term Loan B 4.50%, due 8/14/20	4,409,556	4,431,604
	Sabre, Inc. Term Loan C 4.00%, due 2/19/18	361,650	361,198
	ServiceMaster Co. 2014 Term Loan B 4.25%, due 7/1/21	11,700,000	11,615,912
	Sophia, L.P. 2014 Term Loan B 4.00%, due 7/19/18	5,008,714	4,992,020
	Sungard Availability Services Capital, Inc. Term Loan B 6.00%, due 3/31/19	2,618,438	2,587,344
	SunGard Data Systems, Inc.
	Term Loan C 3.906%, due 2/28/17	2,364,888	2,370,800
	Term Loan E 4.00%, due 3/8/20	6,799,188	6,807,605
	Vantiv LLC 2014 Term Loan B 3.75%, due 6/13/21	3,000,000	3,007,500
	Verint Systems, Inc. USD Term Loan 3.50%, due 9/6/19	4,598,719	4,587,223
			148,437,073
	Ecological 0.8%
	ADS Waste Holdings, Inc. New Term Loan 3.75%, due 10/9/19	12,577,358	12,503,240
	Multi Packaging Solutions, Inc. 2014 Term Loan B 4.25%, due 9/30/20	997,500	995,837
			13,499,077
	Electronics 4.4%
	Blue Coat Systems, Inc.
	1st Lien Term Loan 4.00%, due 5/31/19	5,344,263	5,335,354
	2nd Lien Term Loan 9.50%, due 6/28/20	4,000,000	4,085,000
	BMC Software Finance, Inc. USD Term Loan 5.00%, due 9/10/20	7,964,289	7,903,314
	CDW LLC New Term Loan 3.25%, due 4/29/20	4,442,279	4,385,516
	Dell, Inc. USD Term Loan B 4.50%, due 4/29/20	12,406,250	12,412,664
	Eagle Parent, Inc. New Term Loan 4.00%, due 5/16/18	8,614,142	8,605,528
	EIG Investors Corp. 2013 Term Loan 5.00%, due 11/9/19	6,007,650	6,022,669
	Evertec Group LLC New Term Loan B 3.50%, due 4/17/20	7,926,203	7,797,402
	Go Daddy Operating Company LLC New Term Loan B 4.75%, due 5/13/21	3,000,000	2,986,608
	Infor (US), Inc.
	USD Term Loan B3 3.75%, due 6/3/20	1,984,901	1,966,706
	USD Term Loan B5 3.75%, due 6/3/20	6,937,478	6,873,521
	Peak 10, Inc. 1st Lien Term Loan 5.00%, due 6/17/21	1,300,000	1,300,813
	Sybil Software LLC Term Loan 5.00%, due 3/20/20	2,468,750	2,466,694
			72,141,789
	Finance 2.7%
	Avis Budget Car Rental LLC New Term Loan B 3.00%, due 3/15/19	2,381,409	2,375,456
	Brand Energy & Infrastructure Services, Inc. New Term Loan B 4.75%, due 11/26/20	10,203,328	10,199,685
	Duff & Phelps Investment Management Co. Term Loan B 4.50%, due 4/23/20	8,922,453	8,925,246
	Hertz Corp. (The)
	Term Loan B2 3.00%, due 3/11/18	4,550,098	4,509,574
	New Synthetic LC 3.75%, due 3/9/18	5,250,000	5,197,500
	Interactive Data Corp. 2014 Term Loan 4.75%, due 5/2/21	4,000,000	4,012,500
	Ocwen Financial Corp. Term Loan 5.00%, due 2/15/18	3,555,000	3,560,333
	Safe Guard Products International LLC Term Loan 7.25%, due 12/21/18	5,208,711	5,208,711
			43,989,005
	Grocery 0.2%
	Roundy's Supermarkets, Inc. New Term Loan B 5.75%, due 3/3/21	3,990,000	3,970,050

	Healthcare, Education & Childcare 8.6%
	Akorn, Inc. Term Loan B 4.50%, due 4/16/21	4,500,000	4,500,000
	Amsurg Corp. 1st Lien Term Loan B 3.75%, due 7/16/21	1,600,000	1,598,333
	Biomet, Inc. Term Loan B2 3.663%, due 7/25/17	5,495,019	5,487,293
¤	Community Health Systems, Inc.
	Step Term Loan E 3.478%, due 1/25/17	2,110,017	2,110,005
	Term Loan D 4.25%, due 1/27/21	13,086,395	13,111,835
	DaVita HealthCare Partners, Inc. Term Loan B 3.50%, due 6/24/21	8,181,800	8,162,810
	Envision Healthcare Corp. Term Loan 4.00%, due 5/25/18	8,200,112	8,194,987
	Generic Drug Holdings, Inc. Term Loan B1 5.00%, due 8/14/20	1,485,000	1,488,249
	HCA, Inc.
	Term Loan B5 2.905%, due 3/31/17	649,771	649,998
	Extended Term Loan B4 2.984%, due 5/1/18	3,778,058	3,772,516
	IASIS Healthcare LLC Term Loan B2 4.50%, due 5/3/18	4,645,260	4,651,067
	Ikaria, Inc.
	1st Lien Term Loan 5.00%, due 2/12/21	7,000,000	7,028,749
	2nd Lien Term Loan 8.75%, due 2/14/22	1,400,000	1,417,850
	IMS Health, Inc. New USD Term Loan 3.50%, due 3/17/21	1,575,691	1,563,889
	Kindred Healthcare, Inc. New Term Loan 4.00%, due 4/9/21	4,200,000	4,186,875
	Kinetic Concepts, Inc. USD Term Loan E1 4.00%, due 5/4/18	9,691,791	9,681,334
	Millennium Laboratories, Inc. Term Loan B 5.25%, due 4/16/21	4,000,000	4,001,668
	Onex Carestream Finance, L.P.
	1st Lien Term Loan 5.00%, due 6/7/19	8,293,180	8,296,141
	2nd Lien Term Loan 9.50%, due 12/7/19	4,539,000	4,607,085
	Opal Acquisition, Inc. 1st Lien Term Loan 5.00%, due 11/27/20	7,064,500	7,068,032
	Ortho-Clinical Diagnostics, Inc. Term Loan B 4.75%, due 6/30/21	3,333,333	3,329,167
	Pharmaceutical Product Development LLC New Term Loan B 4.00%, due 12/5/18	6,345,807	6,345,807
	PharMedium Healthcare Corp. 1st Lien Term Loan 4.25%, due 1/28/21	2,042,250	2,009,063
	Quintiles Transnational Corp. Term Loan B3 3.75%, due 6/8/18	8,338,251	8,321,575
	RPI Finance Trust Term Loan B2 3.25%, due 5/9/18	8,992,616	8,990,278
	Salix Pharmaceuticals, Ltd. Term Loan 4.25%, due 1/2/20	5,330,000	5,346,656
	Select Medical Corp. Series E Term Loan B 3.75%, due 6/1/18	2,638,607	2,632,011
	Surgical Care Affiliates, Inc. Class C Incremental Term Loan 4.00%, due 6/29/18	2,766,431	2,756,057
			141,309,330
	Home and Office Furnishings, Housewares & Durable Consumer Products 1.0%
	Jarden Corp. Add-On Term Loan B1 2.905%, due 9/30/20	2,443,750	2,447,293
	Serta Simmons Holdings LLC Term Loan 4.25%, due 10/1/19	8,770,022	8,764,497
	Tempur-Pedic International, Inc. REFI Term Loan B 3.50%, due 3/18/20	4,970,949	4,954,793
			16,166,583
	Hotels, Motels, Inns & Gaming 5.1%
	Bally Technologies, Inc. Term Loan B 4.25%, due 11/25/20	7,246,572	7,257,804
¤	Caesars Entertainment Operating Co.
	Extended Term Loan B5 5.96%, due 1/26/18	3,622,550	3,332,181
	Extended Term Loan B6 6.999%, due 3/1/17	3,249,010	3,021,579
	Term Loan B7 9.75%, due 1/28/18	9,916,667	9,721,874
	Caesars Entertainment Resort Properties LLC Term Loan B 7.00%, due 10/12/20	7,462,500	7,469,500
	Hilton Worldwide Finance LLC USD Term Loan B2 3.50%, due 10/26/20	9,622,132	9,572,020
	La Quinta Intermediate Holdings LLC Term Loan B 4.00%, due 4/14/21	7,133,293	7,128,835
	MGM Resorts International Term Loan B 3.50%, due 12/20/19	7,457,829	7,409,666
	Pinnacle Entertainment, Inc. Term Loan B2 3.75%, due 8/13/20	5,657,319	5,663,163
	Scientific Games International, Inc. New Term Loan B 4.25%, due 10/18/20	13,930,000	13,718,556
	Station Casinos LLC Term Loan B 4.25%, due 3/2/20	10,347,354	10,336,272
			84,631,450
	Insurance 2.7%
¤	Asurion LLC
	New Term Loan B1 5.00%, due 5/24/19	16,351,832	16,408,981
	New 2nd Lien Term Loan 8.50%, due 3/3/21	4,000,000	4,121,252
	Hub International, Ltd. Term Loan B 4.25%, due 10/2/20	6,985,235	6,959,040
	MPH Acquisition Holdings LLC Term Loan 4.00%, due 3/31/21	4,320,727	4,299,124
	Sedgwick, Inc.
	1st Lien Term Loan 3.75%, due 3/1/21	8,470,000	8,303,251
	2nd Lien Term Loan 6.75%, due 2/28/22	4,800,000	4,784,400
			44,876,048
	Leisure, Amusement, Motion Pictures & Entertainment 3.3%
	Bauer Performance Sports Ltd. Term Loan B 4.00%, due 4/15/21	2,203,050	2,195,478
	Boyd Gaming Corp. Term Loan B 4.00%, due 8/14/20	2,993,659	2,993,102
	CityCenter Holdings LLC Term Loan B 4.25%, due 10/16/20	7,092,265	7,104,088
	Delta 2 (LUX) S.a.r.l.
	USD 1st Lien Term Loan TBD, due 7/30/21 (c)	2,166,667	2,147,708
	USD 2nd Lien Term Loan TBD, due 7/31/22 (c)	2,800,000	2,800,000
	Fitness International, LLC Term Loan B 5.50%, due 7/1/20	4,000,000	3,976,668
	IMG Worldwide Holdings LLC 2nd Lien Term Loan 8.25%, due 5/1/22	2,800,000	2,772,000
	IMG Worldwide Holdings, LLC 1st Lien Term Loan 5.25%, due 5/6/21	4,037,500	4,005,535
	SeaWorld Parks & Entertainment, Inc. Term Loan B2 3.00%, due 5/14/20	2,931,550	2,883,913
	Travelport LLC REFI Term Loan 6.25%, due 6/26/19	8,730,493	8,846,897
	US Finco LLC
	1st Lien Term Loan 4.00%, due 5/29/20	3,643,200	3,627,261
	2nd Lien Term Loan 8.25%, due 11/30/20	2,400,000	2,448,000
	WMG Acquisition Corp. New Term Loan 3.75%, due 7/1/20	8,275,802	8,105,114
			53,905,764
	Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 3.6%
	Alliance Laundry Systems LLC
	REFI Term Loan 4.25%, due 12/10/18	5,802,792	5,820,926
	2nd Lien Term Loan 9.50%, due 12/10/19	1,534,091	1,545,596
	Apex Tool Group LLC Term Loan B 4.50%, due 1/31/20	6,808,675	6,705,129
	CPM Acquisition Corp.
	1st Lien Term Loan 6.25%, due 8/29/17	2,836,437	2,845,301
	2nd Lien Term Loan 10.25%, due 3/1/18	1,093,700	1,108,055
	Generac Power Systems, Inc. Term Loan B 3.25%, due 5/31/20	8,736,948	8,638,657
	Husky Injection Molding Systems, Ltd.
	New Term Loan B 4.25%, due 6/30/21	3,500,000	3,503,283
	2nd Lien Term Loan 7.25%, due 6/30/22	1,200,000	1,205,000
¤	Rexnord LLC 1st Lien Term Loan B 4.00%, due 8/21/20	15,150,838	15,110,855
	Silver II US Holdings LLC Term Loan 4.00%, due 12/13/19	12,842,307	12,784,119
			59,266,921
	Media 0.2%
	Bayonne Energy Center LLC Term Loan B TBD, due 6/30/21 (c)	2,800,000	2,814,000

	Mining, Steel, Iron & Non-Precious Metals 2.4%
	Ameriforge Group, Inc. 1st Lien Term Loan 5.00%, due 12/19/19	3,482,500	3,494,107
	Arch Coal, Inc. Term Loan B 6.25%, due 5/16/18	2,809,013	2,754,782
	Fairmount Minerals, Ltd. New Term Loan B2 4.50%, due 9/5/19	3,970,000	3,993,987
	Gates Global, Inc. Term Loan B 4.25%, due 7/5/21	4,500,000	4,467,056
	JMC Steel Group, Inc. Term Loan 4.75%, due 4/3/17	3,265,440	3,269,522
	McJunkin Red Man Corp. New Term Loan 5.00%, due 11/8/19 (c)	4,069,250	4,083,492
	Minerals Technology, Inc. Term Loan B 4.00%, due 5/9/21	5,200,000	5,213,000
	Novelis, Inc. New Term Loan 3.75%, due 3/10/17	8,199,077	8,194,895
	Peabody Energy Corp. Term Loan B 4.25%, due 9/24/20	3,473,750	3,466,306
			38,937,147
	Oil & Gas 3.4%
	American Energy - Marcellus, LLC
	1st Lien Term Loan 5.25%, due 8/4/20	2,000,000	1,997,500
	2nd Lien Term Loan 8.50%, due 8/4/21	500,000	503,750
	Energy Transfer Equity, L.P. New Term Loan 3.25%, due 12/2/19	2,600,000	2,560,072
	EP Energy LLC Term Loan B2 4.50%, due 4/30/19	626,303	629,435
	Fieldwood Energy LLC 2nd Lien Term Loan 8.375%, due 9/30/20	6,500,000	6,642,187
	FTS International, Inc. New Term Loan B 5.75%, due 4/16/21	3,490,909	3,520,830
	HGIM Corp. Term Loan B 5.50%, due 6/18/20	4,957,525	4,929,639
	Philadelphia Energy Solutions LLC Term Loan B 6.25%, due 4/4/18 (c)	2,468,750	2,332,969
	Quicksilver Resources, Inc. New 2nd Lien Term Loan 7.00%, due 6/21/19 (c)	4,250,000	4,095,937
	Samson Investment Co. New 2nd Lien Term Loan 5.00%, due 9/25/18	8,700,000	8,672,038
	Seadrill Partners Finco LLC Term Loan B 4.00%, due 2/21/21	9,670,702	9,551,326
	Sheridan Investment Partners II, L.P.
	Term Loan A 4.25%, due 12/16/20	650,810	649,454
	Term Loan B 4.25%, due 12/16/20	4,678,474	4,668,729
	Term Loan M 4.25%, due 12/16/20	242,716	242,211
	Templar Energy LLC 2nd Lien Term Loan 8.00%, due 11/25/20	2,500,000	2,468,750
	Western Refining, Inc. Term Loan B 4.25%, due 11/12/20	3,482,500	3,493,383
			56,958,210
	Personal & Nondurable Consumer Products (Manufacturing Only) 1.4%
	ABC Supply Co., Inc. Term Loan 3.50%, due 4/16/20	5,955,000	5,913,131
	Prestige Brands, Inc. New Term Loan 3.75%, due 1/31/19	228,878	228,949
	Spectrum Brands, Inc. Term Loan C 3.50%, due 9/4/19	4,513,018	4,507,349
	SRAM LLC New Term Loan B 4.00%, due 4/10/20	7,465,474	7,390,820
	Visant Corp. Term Loan B 5.25%, due 12/22/16	4,885,091	4,862,703
			22,902,952
	Personal Transportation 0.7%
	Orbitz Worldwide, Inc. 2014 Term Loan B 4.50%, due 4/15/21	7,096,500	7,111,282
	United Airlines, Inc. New Term Loan B 3.50%, due 4/1/19	4,937,500	4,916,516
			12,027,798
	Personal, Food & Miscellaneous Services 0.7%
	Red Lobster Management LLC Term Loan B 6.25%, due 7/28/21	2,500,000	2,496,875
	TGI Friday's, Inc.
	1st Lien Term Loan 5.25%, due 7/15/20	2,400,000	2,397,000
	2nd Lien Term Loan 9.25%, due 7/15/21	2,600,000	2,600,000
	Weight Watchers International, Inc. Term Loan B2 4.00%, due 4/2/20	5,461,632	4,331,074
			11,824,949
	Printing & Publishing 2.2%
	Cengage Learning Acquisitions, Inc. 1st Lien Term Loan 7.00%, due 3/31/20	2,493,750	2,508,089
	Checkout Holding Corp.
	1st Lien Term Loan 4.50%, due 4/9/21	5,750,000	5,747,125
	2nd Lien Term Loan 7.75%, due 4/11/22	2,800,000	2,781,332
	Dex Media East LLC New Term Loan 6.00%, due 12/30/16	737,171	626,596
	Getty Images, Inc. Term Loan B 4.75%, due 10/18/19	4,004,005	3,854,411
	McGraw-Hill Global Education Holdings LLC New 1st Lien Term Loan 5.75%, due 3/22/19	1,393,000	1,403,448
	Penton Media, Inc. New 2nd Lien Term Loan 9.00%, due 10/3/20	1,400,000	1,407,000
	R.H. Donnelley, Inc. New Term Loan 9.75%, due 12/31/16	1,629,518	1,220,102
	SNL Financial LC Term Loan 4.50%, due 10/23/18	2,858,997	2,864,357
	Tribune Co. 2013 Term Loan 4.00%, due 12/27/20	13,423,772	13,403,636
			35,816,096
	Retail Store 4.6%
	Academy, Ltd. Term Loan 4.50%, due 8/3/18	1,984,848	1,986,226
	American Tire Distributors Holdings, Inc. Term Loan B 5.75%, due 6/1/18	4,988,829	4,976,357
	BJ's Wholesale Club, Inc. New 1st Lien Term Loan 4.50%, due 9/26/19	5,472,500	5,457,965
	Harbor Freight Tools USA, Inc. New 1st Lien Term Loan 4.75%, due 7/26/19	4,257,792	4,271,630
	J Crew Group, Inc. New Term Loan B 4.00%, due 3/5/21	5,372,624	5,238,309
	Leonardo Acquisition Corp. Term Loan 4.25%, due 1/31/21	1,197,000	1,195,504
	Leslie's Poolmart, Inc. New Term Loan 4.25%, due 10/16/19	5,516,239	5,502,448
	Michaels Stores, Inc.
	Term Loan B 3.75%, due 1/28/20	11,030,671	10,981,430
	Incremental 2014 Term Loan B2 4.00%, due 1/28/20	1,800,000	1,789,875
	NBTY, Inc. Term Loan B2 3.50%, due 10/1/17	3,790,286	3,780,810
	Neiman Marcus Group, Inc. (The) 2020 Term Loan 4.25%, due 10/25/20	10,141,307	10,088,065
	Party City Holdings, Inc. Term Loan 4.00%, due 7/27/19	6,632,465	6,577,986
	Petco Animal Supplies, Inc. New Term Loan 4.00%, due 11/24/17	6,445,684	6,449,712
	Pilot Travel Centers LLC
	REFI Term Loan B 3.75%, due 3/30/18	3,994,917	3,996,515
	Term Loan B2 4.25%, due 8/7/19	3,920,000	3,924,900
			76,217,732
	Telecommunications 4.1%
	Alcatel-Lucent USA, Inc. USD Term Loan C 4.50%, due 1/30/19	7,223,301	7,214,271
	Avaya, Inc.
	Extended Term Loan B3 4.727%, due 10/26/17	2,982,489	2,879,966
	Term Loan B6 6.50%, due 3/30/18	7,891,573	7,829,924
	Crown Castle Operating Co. Term Loan B2 3.00%, due 1/31/21	4,023,738	3,989,967
	Level 3 Financing, Inc.
	New 2019 Term Loan 4.00%, due 8/1/19	9,800,000	9,760,192
	2020 Term Loan B 4.00%, due 1/15/20	4,000,000	3,987,500
	LTS Buyer LLC
	1st Lien Term Loan 4.00%, due 4/13/20	5,940,000	5,912,159
	2nd Lien Term Loan 8.00%, due 4/12/21	316,250	318,885
	Mitel US Holdings, Inc. New Term Loan 5.345%, due 1/31/20	3,615,602	3,635,188
	Syniverse Holdings, Inc.
	Term Loan 4.00%, due 4/23/19	7,973,959	7,951,536
	Term Loan B 4.00%, due 4/23/19	2,908,564	2,898,568
	Zayo Group LLC Term Loan B 4.00%, due 7/2/19	10,764,211	10,700,304
			67,078,460
	Utilities 2.7%
	Calpine Corp.
	Term Loan B1 4.00%, due 4/1/18	2,401,706	2,404,708
	Term Loan B2 4.00%, due 4/1/18	7,784,409	7,797,058
	Dynegy Holdings, Inc. Term Loan B2 4.00%, due 4/23/20	12,115,905	12,100,761
	EIF Channelview Cogeneration LLC Term Loan B 4.25%, due 5/8/20	814,200	817,508
	Equipower Resources Holdings LLC
	1st Lien Term Loan 4.25%, due 12/21/18	3,167,923	3,171,883
	Term Loan C 4.25%, due 12/31/19	5,464,838	5,471,670
	Essential Power LLC Term Loan B 4.75%, due 8/8/19	3,489,374	3,506,821
	La Frontera Generation LLC Term Loan 4.50%, due 9/30/20	7,247,217	7,265,335
	Viva Alamo LLC Term Loan B 4.75%, due 2/20/21	1,745,625	1,747,807
			44,283,551
	Total Floating Rate Loans (Cost $1,490,710,937)		1,489,266,797

	Foreign Floating Rate Loans 7.2% (b)
	Broadcasting & Entertainment 0.4%
	UPC Financing Partnership USD Term Loan AH 3.25%, due 6/30/21	7,004,077	6,925,281

	Chemicals, Plastics & Rubber 0.1%
	Allnex (Luxembourg) & Cy S.C.A. USD Term Loan B1 4.50%, due 10/3/19	2,378,367	2,376,881

	Containers, Packaging & Glass 0.4%
	Mauser Industrieverpackungen GmbH
	USD 1st Lien Term Loan 4.50%, due 7/31/21	3,762,000	3,743,190
	USD 2nd Lien Term Loan 8.25%, due 6/30/22	2,600,000	2,593,500
			6,336,690
	Electronics 0.6%
	Avago Technologies Cayman Ltd. USD Term Loan B 3.75%, due 5/6/21	9,000,000	8,978,850
	Shield Finance Co. S.A.R.L. USD Term Loan 5.00%, due 1/29/21	1,396,500	1,398,246
			10,377,096
	Healthcare, Education & Childcare 0.9%
	JLL/Delta Dutch Newco B.V. USD Term Loan 4.25%, due 3/11/21	4,000,000	3,965,000
	Mallinckrodt International Finance S.A. Term Loan B 3.50%, due 3/19/21	997,500	991,473
	Valeant Pharmaceuticals International, Inc.
	Series D2 Term Loan B 3.75%, due 2/13/19	5,183,711	5,173,991
	Series E Term Loan B 3.75%, due 8/5/20	4,549,695	4,537,689
			14,668,153
	Hotels, Motels, Inns & Gaming 0.3%
	Amaya B.V.
	1st Lien Term Loan TBD, due 8/1/21	2,600,000	2,569,939
	2nd Lien Term Loan TBD, due 8/1/22	1,928,571	1,944,642
			4,514,581
	Leisure, Amusement, Motion Pictures & Entertainment 0.5%
	Bombardier Recreational Products, Inc. New Term Loan B 4.00%, due 1/30/19	8,525,714	8,497,741

	Mining, Steel, Iron & Non-Precious Metals 0.3%
	FMG Resources (August 2006) Pty, Ltd. New Term Loan B 3.75%, due 6/30/19	5,633,822	5,612,695

	Oil & Gas 0.6%
	Drillships Financing Holdings, Inc. Term Loan B1 6.00%, due 3/31/21	6,964,824	7,012,707
	Pacific Drilling S.A. Term Loan B 4.50%, due 6/4/18	3,080,000	3,084,620
			10,097,327
	Printing & Publishing 1.0%
	Colouroz Investment 1, GmbH
	USD 1st Lien Term Loan B1 TBD, due 5/31/21 (c)	1,866,667	1,865,500
	USD 2nd Lien Term Loan B1 TBD, due 5/31/22 (c)	1,285,714	1,290,000
	Springer Science+Business Media Deutschland GmbH USD Term Loan B2 5.00%, due 8/14/20	13,156,222	13,139,776
			16,295,276
	Retail Store 0.3%
	Hudson's Bay Co. 1st Lien Term Loan 4.75%, due 11/4/20	4,008,333	4,036,167

	Telecommunications 1.4%
	Intelsat Jackson Holdings S.A. Term Loan B2 3.75%, due 6/30/19	13,402,081	13,371,926
	Telesat LLC USD Term Loan B2 3.50%, due 3/28/19	10,388,994	10,344,841
			23,716,767
	Utilities 0.4%
	Charger OpCo B.V. USD Term Loan B TBD, due 6/30/21 (c)	3,000,000	2,955,000
	Energy Future Intermediate Holding Co. LLC DIP Term Loan 4.25%, due 6/19/16	3,000,000	3,008,250
			5,963,250
	Total Foreign Floating Rate Loans (Cost $119,244,816)		119,417,905

	Total Long-Term Bonds (Cost $1,623,817,643)		1,622,790,867

		Shares
	Affiliated Investment Company 0.9%
	Fixed Income Fund 0.9%
¤	MainStay High Yield Corporate Bond Fund Class I	2,467,105	14,901,316

	Total Affiliated Investment Company (Cost $15,000,000)		14,901,316

	Common Stock 0.0%‡
	Beverage, Food & Tobacco 0.0%‡
	Nellson Nutraceutical, Inc. (c)(d)	379	96,732

	Total Common Stock (Cost $531,732)		96,732

	Principal Amount
Short-Term Investments 2.1%
Other Commercial Paper 0.6%
John Deere Bank S.A. 0.00%, due 9/3/14 (a)(e)	$9,398,000	9,397,139

Total Other Commercial Paper (Cost $9,397,139)		9,397,139

Repurchase Agreement 0.1%
State Street Bank and Trust Co. 0.00%, dated 7/31/14 due 8/1/14 Proceeds at Maturity $1,194,941 (Collateralized by a United States Treasury Note with a rate of 0.625% and a maturity date of 8/15/16, with a Principal Amount of $1,215,000 and a Market Value of $1,219,556)	1,194,941	1,194,941

Total Repurchase Agreement (Cost $1,194,941)		1,194,941

U.S. Government 1.4%
United States Treasury Bill
0.017%, due 8/7/14 (e)	1,326,000	1,325,996
0.021%, due 8/14/14 (e)	11,535,000	11,534,914
0.028%, due 8/21/14 (e)	10,400,000	10,399,911
Total U.S. Government (Cost $23,260,821)		23,260,821

Total Short-Term Investments (Cost $33,852,901)		33,852,901

Total Investments (Cost $1,673,202,276) (f)	101.3%	1,671,641,816
Other Assets, Less Liabilities	(1.3)	(22,217,373)
Net Assets	100.0%	$1,649,424,443

¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2014, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the weighted average interest rate of all contracts within the floating rate loan facility as of July 31, 2014.
(c)	Illiquid security - The total market value of these securities as of July 31, 2014, was $40,857,728, which represented 2.5% of the Fund's net assets.
(d)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2014, the total market value of fair valued securities was $96,732, which represented less than one-tenth of a percent of the Fund's net assets.
(e)	Interest rate shown represents yield to maturity.
(f)	As of July 31, 2014, cost was $1,675,153,812 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$6,263,618
Gross unrealized depreciation	(9,775,614)
Net unrealized depreciation	$(3,511,996)

The following abbreviation is used in the above portfolio:
TBD	—To be determined

The following is a summary of the fair valuations according to the inputs used as of July 31, 2014, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$14,106,165	$—	$14,106,165
Floating Rate Loans (b)	—	1,419,568,071	69,698,726	1,489,266,797
Foreign Floating Rate Loans (c)	—	116,462,905	2,955,000	119,417,905
Total Long-Term Bonds	—	1,550,137,141	72,653,726	1,622,790,867
Affiliated Investment Company
Fixed Income Fund	14,901,316	—	—	14,901,316
Common Stock (d)	—	—	96,732	96,732
Short-Term Investments
Other Commercial Paper	—	9,397,139	—	9,397,139
Repurchase Agreement	—	1,194,941	—	1,194,941
U.S. Government	—	23,260,821	—	23,260,821
Total Short-Term Investments	—	33,852,901	—	33,852,901
Total Investments in Securities	$14,901,316	$1,583,990,042	$72,750,458	$1,671,641,816

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	Includes $69,698,726 of a Level 3 security which represents a floating rate loan whose value was obtained from the pricing service which utilized a single broker quote to determine such value as referenced in the Portfolio of Investments.

(c)	Includes $2,955,000 of a Level 3 security which represents a foreign floating rate loan whose value was obtained from the pricing service which utilized a single broker quote to determine such value as referenced in the Portfolio of Investments.

(d)	The Level 3 security valued at $96,732 is held in Beverages, Food & Tobacco within the Common Stock section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2014, securities with a market value of $22,342,275 transferred from Level 2 to Level 3. The transfer occurred as a result of the value for certain floating rate loans obtained from the independent pricing service which were used derived based on single broker quote.

As of July 31, 2014, securities with a market value of $33,139,321 transferred from Level 3 to Level 2. The transfer occurred as a result of the value for certain floating rate loans obtained from an independent pricing service utilizing the average of multiple bid quotations as of July 31, 2014. The fair value obtained for these loans from an independent pricing service as of October 31, 2013 utilized a single broker quote with significant unobservable inputs.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales(a)	Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of July 31, 2014
Long-Term Bonds
Floating Rate Loans
Aerospace & Defense	$10,475,615	$(3,044)	$11,931	$131,983	$-	$(10,616,485)	$-	$-	$-	$-
Automobile	16,043,967	479	27,590	(140,205)	-	(8,803,454)	-	(1,712,500)	5,415,877	(38,956)
Broadcasting & Entertainment	9,535,424	1,844	125,799	(166,848)	-	(4,749,962)	-	(4,746,257)	-	-
Buildings & Real Estate	-	3,224	204	(110,043)	-	(45,000)	6,009,940	-	5,858,325	(110,043)
Chemicals, Plastics & Rubber	5,622,750	(3,069)	2,304	(49,508)	5,642,071	(551,797)	-	(5,006,250)	5,656,501	(49,508)
Containers, Packaging & Glass	5,075,000	-	-	-	-	-	-	(5,075,000)	-	-
Diversified/Conglomerate Service	7,915,161	11,437	13,141	(36,693)	-	(1,710,801)	3,623,984	(1,795,500)	8,020,729	(6,895)
Ecological	187,658	-	(431,702)	281,488	-	(37,444)		-	-	-
Electronics	-	4,287	-	40,713	-	-	4,040,000	-	4,085,000	40,713
Finance	12,504,288	31,738	26,083	(69,955)	-	(2,085,943)	-	-	10,406,211	(64,359)
Healthcare, Education & Childcare	5,240,765	2,331	-	23,708	2,612,253	(2,487,531)	-	(2,759,515)	2,632,011	17,457
Insurance	1,015,000	303	24,331	(19,634)	-	(1,020,000)	-	-	-	-
Leisure, Amusement, Motion Pictures & Entertainment	6,100,800	(945)	-	46,945	2,772,000	-	-	(3,670,800)	5,248,000	46,945
Machinery	1,096,434	1,643	-	(4,520)	-	-	1,548,473	(1,096,434)	1,545,596	(4,520)
Mining, Steel, Iron & Non-Precious Metals	242,065	2,030	63	(6,238)	-	(25,274)	3,298,941	(242,065)	3,269,522	(6,238)
Oil & Gas	7,035,000	5,612	228	163,098	-	(18,750)	2,182,781	(7,035,000)	2,332,969	163,098
Personal, Food & Miscellaneous Service	-	53	-	25,164	4,971,783	-	-	-	4,997,000	25,164
Retail Store	-	258	12	(7,911)	4,988,998	(5,000)	-	-	4,976,357	(7,911)
Utilities	3,970,050	11,729	127,893	(60,743)	3,619,145	(4,051,602)	1,638,156	-	5,254,628	16,381
Foreign Floating Rate
Utilities	-	-	-	15,000	2,940,000	-	-	-	2,955,000	15,000
Common Stocks
Beverage, Food & Tobacco	96,732	-	-	-	-	-	-	-	96,732	-
Total	$92,156,709	$69,910	$(72,123)	$55,801	$27,546,250	$(36,209,043)	$22,342,275	$(33,139,321)	$72,750,458	$36,328

(a) Sales include principal reductions.

MainStay Growth Allocation Fund
Portfolio of Investments July 31, 2014 (Unaudited)

	Shares	Value
Affiliated Investment Companies 100.1% †
Equity Funds 100.1%
MainStay Cornerstone Growth Fund Class I	73,042	$2,359,985
MainStay Emerging Markets Opportunities Fund Class I (a)	1,667,269	17,656,383
MainStay Epoch Global Choice Fund Class I	470,537	9,429,555
MainStay Epoch U.S. All Cap Fund Class I	893,998	25,988,519
MainStay ICAP Equity Fund Class I	467,612	25,017,249
MainStay ICAP International Fund Class I	746,677	26,984,918
MainStay International Equity Fund Class I	673,711	9,297,212
MainStay International Opportunities Fund Class I (a)	2,196,665	20,253,251
MainStay Large Cap Growth Fund Class I	4,007,055	42,554,927
MainStay MAP Fund Class I	899,038	41,751,319
MainStay Marketfield Fund Class I	353,461	6,182,031
MainStay S&P 500 Index Fund Class I	255,525	11,526,720
MainStay U.S. Equity Opportunities Fund Class I (a)	4,283,619	38,595,410
MainStay U.S. Small Cap Fund Class I (a)(b)	1,471,851	36,855,155

Total Equity Funds (Cost $237,704,812)		314,452,634

Total Affiliated Investment Companies (Cost $237,704,812) (c)	100.1%	314,452,634
Other Assets, Less Liabilities	(0.1)	(247,631)
Net Assets	100.0%	$314,205,003

†	Percentages indicated are based on Fund net assets.
(a)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Non-income producing Underlying Fund.
(c)	As of July 31, 2014, cost was $242,726,436 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$76,747,822
Gross unrealized depreciation	(5,021,624)
Net unrealized appreciation	$71,726,198

The following is a summary of the fair valuations according to the inputs used as of July 31, 2014, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$314,452,634	$—	$—	$314,452,634
Total Investments in Securities	$314,452,634	$—	$—	$314,452,634

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2014, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay High Yield Municipal Bond Fund
Portfolio of Investments July 31, 2014 (Unaudited)

		Principal Amount	Value
	Municipal Bonds 96.7% †
	Alabama 1.3%
	Birmingham Jefferson Civic Center, Special Tax
	Series A, Insured: AMBAC 4.125%, due 7/1/17	$200,000	$199,996
	Series A, Insured: AMBAC 4.25%, due 7/1/16	245,000	245,123
	Series A, Insured: AMBAC 4.50%, due 7/1/22	250,000	249,498
	Series A, Insured: AMBAC 4.50%, due 7/1/23	100,000	98,339
	Jefferson County, Limited General Obligation
	Series A, Insured: NATL-RE 5.00%, due 4/1/21	1,250,000	1,249,937
	Series A, Insured: NATL-RE 5.25%, due 4/1/17	430,000	430,477
	Jefferson County, Limited Obligation School, Revenue Bonds
	Series A 4.75%, due 1/1/25	650,000	636,902
	Series A, Insured: AMBAC 4.75%, due 1/1/25	3,740,000	3,739,850
	Series A 5.25%, due 1/1/15	710,000	714,899
	Series A 5.25%, due 1/1/16	240,000	241,656
	Series A 5.25%, due 1/1/17	330,000	332,277
	Series A 5.50%, due 1/1/21	2,250,000	2,270,025
	Jefferson County, Public Building Authority, Revenue Bonds
	Insured: AMBAC 5.00%, due 4/1/15	1,510,000	1,506,180
	Insured: AMBAC 5.00%, due 4/1/16	590,000	584,118
	Insured: AMBAC 5.00%, due 4/1/26	4,600,000	4,068,930
	Insured: AMBAC 5.125%, due 4/1/18	1,115,000	1,085,887
	Insured: AMBAC 5.125%, due 4/1/21	250,000	234,575
			17,888,669
	Alaska 0.8%
	Northern Tobacco Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds Series A 5.00%, due 6/1/46	14,565,000	10,880,929

	Arizona 2.1%
	Arizona Health Facilities Authority, Phoenix Children's Hospital, Revenue Bonds 5.00%, due 2/1/42	2,690,000	2,821,944
	Florence Town, Inc. Industrial Development Authority, Legacy Traditional School Project, Revenue Bonds 6.00%, due 7/1/43	3,450,000	3,485,362
	Maricopa County Pollution Control Corp., Revenue Bonds Series B 0.07%, due 5/1/29 (a)	10,000,000	10,000,000
	Phoenix Industrial Development Authority, Espiritu Community Development Corp., Revenue Bonds Series A 6.25%, due 7/1/36	875,000	876,321
	Phoenix Industrial Development Authority, Great Hearts Academies Project, Revenue Bonds 6.40%, due 7/1/47	1,000,000	1,038,940
	Phoenix Industrial Development Authority, Revenue Bonds 6.75%, due 7/1/44	2,500,000	2,761,425
	Pima County Industrial Development Authority, Edkey Charter Schools Project, Revenue Bonds
	6.00%, due 7/1/33	1,050,000	1,055,303
	6.00%, due 7/1/43	2,250,000	2,216,453
	Pima County Industrial Development Authority, Paradise Education Center Project, Revenue Bonds
	Series A 5.00%, due 6/1/16	45,000	45,036
	Series A 5.875%, due 6/1/33	670,000	670,000
	6.10%, due 6/1/45	1,100,000	1,124,310
	Pima County Industrial Development Authority, Revenue Bonds 5.375%, due 7/1/31	1,990,000	2,028,188
	Yavapai County Industrial Development Authority, Agribusiness and Equine Center, Revenue Bonds 7.875%, due 3/1/42	500,000	579,840
			28,703,122
	California 15.7%
	Alameda Corridor Transportation Authority, Revenue Bonds Series 1999-A, Insured: NATL-RE (zero coupon), due 10/1/35	3,440,000	1,297,465
	Anaheim Public Financing Authority, Public Improvement Project, Revenue Bonds Series A-1, Insured: NATL-RE 4.75%, due 9/1/33	12,000,000	12,820,560
	Bassett Unified School District, Unlimited General Obligation
	Series C, Insured: NATL-RE (zero coupon), due 8/1/41	2,050,000	487,633
	Series C, Insured: NATL-RE (zero coupon), due 8/1/42	2,000,000	449,860
	California County Tobacco Securitization Agency, Asset Backed, Revenue Bonds 5.65%, due 6/1/41	8,600,000	6,896,684
	California County Tobacco Securitization Agency, Asset Backed, Sonoma County Corp., Revenue Bonds 5.125%, due 6/1/38	4,935,000	3,859,614
	California Municipal Finance Authority, Community Hospitals Center, Revenue Bonds 5.50%, due 2/1/39	1,640,000	1,705,469
	California Municipal Finance Authority, Mobile Senior Caritas Affordable Housing, Revenue Bonds Series A 5.25%, due 8/15/49	5,500,000	5,848,315
	California Municipal Finance Authority, Southwestern Law School, Revenue Bonds 6.50%, due 11/1/41	1,000,000	1,183,190
	California Municipal Finance Authority, University of La Verne, Revenue Bonds Series A 6.25%, due 6/1/40	500,000	555,650
	California School Finance Authority, Classical Academies Project, Revenue Bonds Series A-1 7.375%, due 10/1/43	1,000,000	1,104,270
	California State Municipal Finance Authority, Partnerships Uplift Community Project, Revenue Bonds Series A 5.30%, due 8/1/47	1,525,000	1,556,476
	California State Public Works Board, Capital Project, Revenue Bonds Series I-1 6.625%, due 11/1/34	730,000	733,555
	California Statewide Communities Development Authority, Aspire Public Schools, Revenue Bonds
	5.20%, due 7/1/20	20,000	20,916
	6.00%, due 7/1/40	2,490,000	2,550,233
	6.375%, due 7/1/45	2,980,000	3,089,575
	California Statewide Communities Development Authority, California Baptist University, Revenue Bonds
	Series A 6.375%, due 11/1/43	3,535,000	3,895,252
	7.50%, due 11/1/41	1,000,000	1,161,580
	California Statewide Communities Development Authority, Inland Regional Center Project, Revenue Bonds 5.375%, due 12/1/37	5,000,000	5,186,200
	California Statewide Communities Development Authority, Lancer Plaza Project, Revenue Bonds
	5.125%, due 11/1/23	500,000	523,205
	5.625%, due 11/1/33	680,000	702,460
	5.875%, due 11/1/43	435,000	449,686
	California Statewide Communities Development Authority, Sonoma Country Day School, Revenue Bonds 4.375%, due 7/1/29	8,100,000	5,803,650
	Cathedral City Public Financing Authority, Tax Allocation
	Series A, Insured: NATL-RE (zero coupon), due 8/1/23	925,000	648,323
	Series A, Insured: NATL-RE (zero coupon), due 8/1/26	1,085,000	612,179
	Ceres Unified School District, Unlimited General Obligation Series A (zero coupon), due 8/1/45	7,400,000	935,138
	Contra Costa County Public Financing Authority, Contra Costa Centre Project, Tax Allocation Series A, Insured: RADIAN 4.375%, due 8/1/21	250,000	232,288
	Davis Redevelopment Agency, Davis Redevelopment Project, Tax Allocation Series A 7.00%, due 12/1/36	1,375,000	1,655,679
	Fontana Unified School District, Unlimited General Obligation
	Series C (zero coupon), due 8/1/38	10,000,000	2,742,900
	Series C (zero coupon), due 8/1/39	17,900,000	4,609,966
	Series C (zero coupon), due 8/1/43	16,000,000	3,221,440
	Series C (zero coupon), due 8/1/44	8,000,000	1,522,000
	Foothill-Eastern Transportation Corridor Agency, Revenue Bonds
	Series A 6.00%, due 1/15/49	1,500,000	1,717,710
	Series C 6.50%, due 1/15/43	5,000,000	5,821,750
	Fresno, California Unified School District Education, Unlimited General Obligation Series G (zero coupon), due 8/1/41	10,000,000	1,861,100
¤	Golden State Tobacco Securitization Corp., Asset Backed, Revenue Bonds
	Series A-1 4.50%, due 6/1/27	13,050,000	11,620,894
	Series A, Insured: AGC 5.00%, due 6/1/45	28,275,000	28,894,788
	Series A-1 5.125%, due 6/1/47	5,350,000	3,954,559
	Series A-2 5.30%, due 6/1/37	5,000,000	3,975,350
	Series A-1 5.75%, due 6/1/47	8,500,000	6,839,185
	Hayward Unified School District, Unlimited General Obligation Series A, Insured: AGM (zero coupon), due 8/1/37	6,135,000	1,418,167
	Lancaster Financing Authority, Lancaster Residential Project 5 & 6, Tax Allocation Insured: AMBAC 5.00%, due 2/1/16	325,000	322,371
	Lemoore Redevelopment Agency, Lemoore Redevelopment Project, Tax Allocation 7.375%, due 8/1/40	1,000,000	1,069,920
	Mendocino-Lake Community College District, Unlimited General Obligation
	Series B, Insured: AGM (zero coupon), due 8/1/39	8,400,000	1,692,768
	Series B, Insured: AGM (zero coupon), due 8/1/51	40,000,000	2,947,200
	Oakley Redevelopment Agency, Revenue Bonds Series A, Insured: AMBAC 5.00%, due 9/1/33	100,000	98,505
	Riverside County Transportation Commission, Senior Lien, Revenue Bonds Series A 5.75%, due 6/1/48	1,480,000	1,653,412
	Rohnerville California School District, Unlimited General Obligation
	Series B, Insured: AGM (zero coupon), due 8/1/42	1,000,000	251,910
	Series B, Insured: AGM (zero coupon), due 8/1/47	1,000,000	178,830
	San Bernardino County Redevelopment Agency, Sevaine Redevelopment Project, Tax Allocation Series A, Insured: RADIAN 5.00%, due 9/1/25	50,000	50,521
	San Buenaventura, Community Memorial Health System, Revenue Bonds 7.50%, due 12/1/41	6,150,000	7,093,840
	San Francisco City and County Redevelopment Agency, Mission Bay South Redevelopment, Tax Allocation Series D 7.00%, due 8/1/41	435,000	494,917
	San Francisco City and County Redevelopment Agency, Successor Agency Community, 6-Mission Bay Public Improvements, Special Tax
	Series C (zero coupon), due 8/1/37	5,015,000	1,385,143
	Series C (zero coupon), due 8/1/38	2,000,000	515,380
	San Joaquin Hills Transportation Corridor Agency, Revenue Bonds
	Series A, Insured: NATL-RE (zero coupon), due 1/15/24	265,000	164,756
	Series A, Insured: NATL-RE (zero coupon), due 1/15/25	1,710,000	1,000,777
	Series A, Insured: NATL-RE (zero coupon), due 1/15/26	700,000	384,888
	Series A, Insured: NATL-RE (zero coupon), due 1/15/30	500,000	211,185
	Series A, Insured: NATL-RE (zero coupon), due 1/15/32	1,510,000	558,020
	Series A, Insured: NATL-RE (zero coupon), due 1/15/34	6,610,000	2,138,599
	Series A, Insured: NATL-RE (zero coupon), due 1/15/36	13,110,000	3,699,118
	Series A, Insured: NATL-RE 5.25%, due 1/15/30	6,590,000	6,589,736
	Series A, Insured: NATL-RE 5.375%, due 1/15/29	2,225,000	2,225,823
	San Jose Redevelopment Agency, Merged Area Redevelopment Project, Tax Allocation Insured: XLCA 4.50%, due 8/1/33	690,000	692,850
	San Ysidro School District, Unlimited General Obligation Series F, Insured: AGM (zero coupon), due 8/1/49	27,410,000	2,451,002
	Stockton Public Financing Authority, Parking & Capital Projects, Revenue Bonds
	Insured: NATL-RE 4.25%, due 9/1/15	25,000	24,799
	Insured: NATL-RE 4.80%, due 9/1/20	125,000	120,148
	Insured: NATL-RE 5.125%, due 9/1/30	2,900,000	2,648,744
	Insured: NATL-RE 5.25%, due 9/1/23	345,000	342,036
	Insured: NATL-RE 5.25%, due 9/1/24	100,000	98,307
	Insured: NATL-RE 5.25%, due 9/1/34	350,000	320,722
	Insured: NATL-RE 5.375%, due 9/1/21	175,000	172,113
	Stockton Public Financing Authority, Redevelopment Projects, Revenue Bonds
	Series A, Insured: RADIAN 5.00%, due 9/1/23	100,000	90,609
	Series A, Insured: RADIAN 5.00%, due 9/1/24	330,000	294,908
	Series A, Insured: RADIAN 5.25%, due 9/1/31	150,000	128,058
	Stockton Public Financing Authority, Revenue Bonds Series A, Insured: NATL-RE 4.00%, due 8/1/19	50,000	49,133
	Stockton Redevelopment Agency, Stockton Events Center-Arena Project, Revenue Bonds
	Insured: NATL-RE 4.00%, due 9/1/21	75,000	73,839
	Insured: NATL-RE 4.125%, due 9/1/22	100,000	97,453
	Insured: NATL-RE 4.25%, due 9/1/24	215,000	207,795
	Insured: NATL-RE 4.25%, due 9/1/25	20,000	19,195
	Insured: NATL-RE 5.00%, due 9/1/28	2,265,000	2,264,796
	Insured: NATL-RE 5.00%, due 9/1/36	150,000	148,020
	Stockton Unified School District, Unlimited General Obligation Series D, Insured: AGM (zero coupon), due 8/1/42	9,080,000	2,684,956
	Stockton, Wastewater Systems Project, Certificates of Participation Series A, Insured: NATL-RE 5.20%, due 9/1/29	250,000	250,178
	Stockton-East Water District, Certificates of Participation
	Series B, Insured: NATL-RE (zero coupon), due 4/1/26	100,000	49,620
	Series B, Insured: NATL-RE (zero coupon), due 4/1/27	140,000	65,331
	Sutter Union High School District, Unlimited General Obligation Series B (zero coupon), due 6/1/50	16,260,000	1,486,489
	Tobacco Securitization Authority Northern California, Asset-Backed, Revenue Bonds
	Series A-1 5.125%, due 6/1/46	13,020,000	9,829,058
	Series A 5.375%, due 6/1/38	2,100,000	1,694,490
	Series A-1 5.50%, due 6/1/45	3,785,000	2,968,803
	Turlock Public Financing Authority, Tax Allocation 7.50%, due 9/1/39	500,000	584,930
	West Contra Costa California Healthcare District, Certificates of Participation 6.25%, due 7/1/42	5,000,000	5,625,500
	Westminster School District, CABS, Election 2008, Unlimited General Obligation Series B, Insured: BAM (zero coupon), due 8/1/53	20,000,000	1,564,200
			215,940,615
	Colorado 3.4%
	Bromley Park Metropolitan District No. 2, Limited General Obligation Insured: RADIAN 5.00%, due 12/1/16	25,000	25,889
	Central Platte Valley Metropolitan District, Unlimited General Obligation Series A 5.375%, due 12/1/33	1,500,000	1,672,860
	City & County of Denver CO, United Airlines Project, Revenue Bonds 5.25%, due 10/1/32 (b)	8,000,000	8,171,200
	Colorado Educational & Cultural Facilities Authority, Charter School Mountain Phoenix Community, Revenue Bonds 7.00%, due 10/1/42	1,000,000	982,970
	Colorado Educational & Cultural Facilities Authority, National Jewish Federation Bond, Revenue Bonds Series A-12 0.08%, due 2/1/38 (a)	5,195,000	5,195,000
	Colorado Health Facilities Authority, Mental Health Center of Denver Project, Revenue Bonds Series A 5.75%, due 2/1/44	4,175,000	4,568,076
	Denver Convention Center Hotel Authority, Revenue Bonds Series, Insured: XLCA 5.00%, due 12/1/35	2,550,000	2,585,802
	Denver Health and Hospital Authority, Revenue Bonds Series A 5.25%, due 12/1/45	2,750,000	2,944,563
	Denver, United Airlines Project, Revenue Bonds 5.75%, due 10/1/32 (b)	3,000,000	3,107,970
	E-470 Public Highway Authority, Revenue Bonds
	Series B, Insured: NATL-RE (zero coupon), due 9/1/22	5,000,000	3,902,300
	Series B, Insured: NATL-RE (zero coupon), due 9/1/25	245,000	161,364
	Series B, Insured: NATL-RE (zero coupon), due 9/1/26	4,540,000	2,831,144
	Series B, Insured: NATL-RE (zero coupon), due 9/1/27	735,000	387,837
	Series B, Insured: NATL-RE (zero coupon), due 9/1/28	1,405,000	694,815
	Series B, Insured: NATL-RE (zero coupon), due 9/1/29	4,510,000	2,395,171
	Series B, Insured: NATL-RE (zero coupon), due 9/1/30	500,000	250,650
	Series B, Insured: NATL-RE (zero coupon), due 9/1/35	1,660,000	584,320
	Series B, Insured: NATL-RE (zero coupon), due 9/1/37	100,000	31,482
	(zero coupon), due 9/1/40	3,450,000	935,295
	(zero coupon), due 9/1/41	3,925,000	1,009,432
	Salida Hospital District, Revenue Bonds 5.25%, due 10/1/36	4,522,000	4,528,059
			46,966,199
	Connecticut 0.2%
	Connecticut, Special Obligation Parking Revenue, Bradley International Airport, Revenue Bonds
	Series A, Insured: ACA 6.50%, due 7/1/18 (b)	710,000	712,471
	Series A, Insured: ACA 6.60%, due 7/1/24 (b)	2,075,000	2,081,806
			2,794,277
	Delaware 0.4%
	Delaware State Economic Development Authority, Newark Charter School, Revenue Bonds 5.00%, due 9/1/42	1,385,000	1,428,572
	Delaware State Health Facilities Authority, Nanticoke Memorial Hospital Project, Revenue Bonds 5.00%, due 7/1/32	3,725,000	3,685,739
			5,114,311
	District of Columbia 1.9%
	District of Columbia, Center Strategic & International Studies, Revenue Bonds 6.625%, due 3/1/41	1,000,000	1,077,370
	District of Columbia, Friendship Public Charter School, Inc., Revenue Bonds
	Insured: ACA 5.00%, due 6/1/23	3,320,000	3,322,490
	Insured: ACA 5.25%, due 6/1/33	4,120,000	4,121,689
	District of Columbia, James F. Oyster Elementary School Pilot, Revenue Bonds Insured: ACA 6.25%, due 11/1/31	670,000	658,483
	Metropolitan Washington Airports Authority, Revenue Bonds
	(zero coupon), due 10/1/39	5,005,000	1,351,000
	5.00%, due 10/1/53	15,000,000	15,455,100
			25,986,132
	Florida 1.9%
	Bay County Educational Facilities Revenue, Bay Haven Charter Academy, Inc., Revenue Bonds 5.00%, due 9/1/45	250,000	242,323
	Bay County Educational Facilities Revenue, Bay Haven Charter, Revenue Bonds Series A 6.00%, due 9/1/40	1,000,000	1,048,110
	Capital Projects Finance Authority, Revenue Bonds Series F-1, Insured: NATL-RE 5.00%, due 10/1/31	3,655,000	3,621,520
	City of Atlantic Beach Florida, Feet Landing Project, Revenue Bonds Series B 5.625%, due 11/15/43	1,500,000	1,595,220
	City of Orlando, Tourist Development Tax Revenue, 3rd Lien, 6th Cent Contract, Revenue Bonds Insured: GTY 5.50%, due 11/1/38	3,835,000	4,013,788
	Collier County Educational Facilities Authority, Marian University Project, Revenue Bonds
	5.25%, due 6/1/28	2,250,000	2,340,697
	6.125%, due 6/1/43	5,000,000	5,406,000
	Miami Beach Health Facilities Authority, Sinai Medical Center Florida, Revenue Bonds 5.00%, due 11/15/29	1,825,000	1,957,896
	Mid-Bay Bridge Authority, Revenue Bonds Series A 7.25%, due 10/1/40	2,500,000	3,000,875
	North Sumter County Florida Utility Dependent District, Revenue Bonds 6.25%, due 10/1/43	1,500,000	1,658,565
	Orange County Health Facilities Authority, Mayflower Retirement Center, Inc., Revenue Bonds 5.125%, due 6/1/42	300,000	315,954
	Seminole County Industrial Development Authority, Choices in Learning, Revenue Bonds Series A 7.375%, due 11/15/41	750,000	848,700
			26,049,648
	Georgia 0.4%
	Athens-Clarke County Unified Government Development Authority, Georgia Athletic Association Project, Revenue Bonds 0.05%, due 8/1/33 (a)	1,885,000	1,885,000
	Marietta Development Authority, University Facilities-Life University, Inc. Project, Revenue Bonds 7.00%, due 6/15/39	3,000,000	3,087,750
			4,972,750
	Guam 3.1%
	Antonio B. Won Pat International Airport Authority, Revenue Bonds Series C 6.375%, due 10/1/43 (b)	3,000,000	3,346,860
	Guam Government, Business Privilege, Revenue Bonds Series A 6.50%, due 11/1/40	1,290,000	1,449,418
¤	Guam Government, Waterworks Authority, Revenue Bonds
	5.50%, due 7/1/43	13,565,000	14,891,250
	5.875%, due 7/1/35	3,135,000	3,292,032
	6.00%, due 7/1/25	3,735,000	3,926,344
	Territory of Guam, Unlimited General Obligation
	Series A 5.25%, due 11/15/37	7,610,000	7,628,721
	Series A 7.00%, due 11/15/39	6,980,000	7,719,950
			42,254,575
	Illinois 2.0%
	Illinois Finance Authority, Chicago Charter School Project, Revenue Bonds Series A 7.125%, due 10/1/41	1,500,000	1,728,390
	Illinois Finance Authority, Noble Network Charter School, Revenue Bonds Series A, Insured: ACA 5.00%, due 9/1/27	1,000,000	1,008,190
	Illinois Finance Authority, Roosevelt University Project, Revenue Bonds 6.50%, due 4/1/44	8,750,000	9,334,237
	Illinois Finance Authority, Wesleyan University, Revenue Bonds Series B, Insured: CIFG 4.50%, due 9/1/35	550,000	550,198
	Illinois, Unlimited General Obligation Series A, Insured: AMBAC 5.00%, due 3/1/34	15,000,000	15,015,450
	Massac County Hospital District, Limited General Obligation Insured: AGC 4.50%, due 11/1/31	110,000	111,557
	Village of Matteson, Utility Revenue Source, Unlimited General Obligation Insured: AGM 4.00%, due 12/1/26	200,000	188,790
			27,936,812
	Indiana 2.3%
	Anderson Economic Development Revenue, Anderson University Project, Revenue Bonds 5.00%, due 10/1/32	2,285,000	2,177,331
	Carmel Redevelopment District, Certificate of Participation Series C 6.50%, due 7/15/35 (c)	1,000,000	1,083,810
	City of Valparaiso IN, Revenue Bonds 7.00%, due 1/1/44 (b)	5,500,000	6,153,345
	Hammond Local Public Improvement Bond Bank, Revenue Bonds Series A 6.75%, due 8/15/35	1,500,000	1,523,850
	Indiana Finance Authority, Educational Facilities-Marian University Project, Revenue Bonds 6.375%, due 9/15/41	670,000	709,162
	Indiana Finance Authority, King's Daughters Hospital & Healthcare, Revenue Bonds 5.50%, due 8/15/40	4,825,000	4,990,883
	Indiana Finance Authority, Marquette Manor LLC, Revenue Bonds 5.00%, due 3/1/39	5,505,000	5,623,192
	Indiana State Finance Authority, Republic Services Incorporate Project, Revenue Bonds
	Series A 0.40%, due 5/1/34 (a)(b)	6,500,000	6,500,000
	0.40%, due 12/1/37 (a)(b)	3,000,000	3,000,000
			31,761,573
	Iowa 1.4%
	Iowa Higher Education Loan Authority, Private College Facility, Wartburg College, Revenue Bonds
	Series B 5.50%, due 10/1/31	185,000	180,177
	Series B 5.55%, due 10/1/37	385,000	366,200
	Iowa Higher Education Loan Authority, Wartburg College, Revenue Bonds
	Series A 4.65%, due 10/1/15	1,000,000	1,000,900
	Series A 5.00%, due 10/1/21	605,000	605,000
	Series A 5.05%, due 10/1/24	250,000	248,218
	Series A 5.10%, due 10/1/25	250,000	247,050
	Series A 5.25%, due 10/1/30	280,000	269,931
	Series A 5.30%, due 10/1/37	450,000	422,028
	Iowa Tobacco Settlement Authority, Asset-Backed, Revenue Bonds
	Series C 5.375%, due 6/1/38	6,145,000	5,043,570
	Series C 5.625%, due 6/1/46	6,730,000	5,598,687
	Xenia Rural Water District, Revenue Bonds
	Insured: AGC 4.00%, due 12/1/14	280,000	282,346
	Insured: AGC 4.50%, due 12/1/31	1,620,000	1,623,645
	Insured: AGC 4.50%, due 12/1/41	960,000	942,893
	Insured: AGC 5.00%, due 12/1/41	1,945,000	1,962,544
			18,793,189
	Kentucky 1.2%
	Glasgow Healthcare Revenue, T. J. Samson Community Hospital, Revenue Bonds 6.45%, due 2/1/41	1,000,000	1,094,640
	Kentucky Economic Development Finance Authority, Baptist Healthcare System, Revenue Bonds Series B-1 0.05%, due 8/15/38 (a)	1,500,000	1,500,000
	Ohio County Big Rivers Electric Corp. Project, Revenue Bonds Series A 6.00%, due 7/15/31	15,970,000	14,449,816
			17,044,456
	Louisiana 2.2%
	Jefferson Parish Hospital Service District No. 2, East Jefferson General Hospital, Revenue Bonds 6.375%, due 7/1/41	7,640,000	8,268,390
	Louisiana Public Facilities Authority, Belle Chasse Education Foundation, Revenue Bonds 6.50%, due 5/1/31	3,750,000	4,122,525
	Louisiana Public Facilities Authority, Black & Gold Facilities Project, Revenue Bonds
	Series A, Insured: CIFG 4.50%, due 7/1/38	1,275,000	1,024,067
	Series A, Insured: CIFG 5.00%, due 7/1/22	100,000	98,839
	Louisiana Public Facilities Authority, Dynamic Fuels LLC Project, Revenue Bonds 0.07%, due 10/1/33 (a)	10,000,000	10,000,000
	Louisiana Public Facilities Authority, Susla Facilities, Inc. Project, Revenue Bonds Series A 5.75%, due 7/1/39	6,110,000	6,053,788
			29,567,609
	Maryland 0.2%
	Baltimore Convention Center, Revenue Bonds
	Series A, Insured: XLCA 4.60%, due 9/1/30	885,000	872,601
	Series A, Insured: XLCA 5.00%, due 9/1/32	290,000	290,244
	Series A, Insured: XLCA 5.25%, due 9/1/26	180,000	185,047
	Series A, Insured: XLCA 5.25%, due 9/1/27	275,000	282,155
	Maryland Health & Higher Educational Facilities Authority, Charlestown Community, Revenue Bonds 6.25%, due 1/1/45	1,000,000	1,100,060
			2,730,107
	Massachusetts 0.3%
	Massachusetts Development Finance Agency, Eastern Nazarene College, Revenue Bonds 5.625%, due 4/1/19	120,000	120,237
	Massachusetts Development Finance Agency, North Hill Community, Revenue Bonds Series A 6.50%, due 11/15/43	2,000,000	2,057,280
	Massachusetts State Health & Educational Facilities Authority, Fisher College, Revenue Bonds Series A 5.125%, due 4/1/37	500,000	499,630
	Massachusetts State Health & Educational Facilities Authority, Lowell General Hospital, Revenue Bonds Series C 5.125%, due 7/1/35	1,565,000	1,621,841
			4,298,988
	Michigan 6.0%
	Advanced Technology Academy, Public School Academy, Revenue Bonds 6.00%, due 11/1/37	550,000	565,692
	Allen Academy, Michigan Public School Academy, Revenue Bonds
	5.50%, due 6/1/22	1,015,000	1,021,973
	6.00%, due 6/1/33	1,000,000	994,330
	Central Plains Energy, Project No. 3, Revenue Bonds Series C, Insured: AMBAC 4.50%, due 5/1/31	305,000	285,675
	Chandler Park Academy, Revenue Bonds
	5.125%, due 11/1/30	1,050,000	1,051,680
	5.125%, due 11/1/35	605,000	602,622
	City of Detroit, General Obligation Series B, Insured: AGM 5.00%, due 4/1/24	150,000	144,446
	Detroit, Michigan Sewage Disposal System, Revenue Bonds
	Senior Lean - Series A, Insured: NATL-RE 5.00%, due 7/1/34	920,000	909,107
	Second Lien - Series A, Insured: NATL-RE 5.00%, due 7/1/35	590,000	581,321
	Second Lien - Series B, Insured: NATL-RE 5.00%, due 7/1/36	250,000	245,258
¤	Detroit, Michigan Water Supply System, Revenue Bonds
	Senior Lien - Series C 4.50%, due 7/1/27	165,000	154,892
	Senior Lien - Series A, Insured: NATL-RE 4.50%, due 7/1/35	2,850,000	2,626,360
	Senior Lien - Series A, Insured: NATL-RE 5.00%, due 7/1/26	4,000,000	3,994,480
	Senior Lien - Series A, Insured: NATL-RE 5.00%, due 7/1/30	210,000	208,965
	Senior Lien - Series D, Insured: NATL-RE 5.00%, due 7/1/33	645,000	641,459
	Series B, Insured: NATL-RE 5.00%, due 7/1/34	3,840,000	3,794,534
	Senior Lien - Series A 5.00%, due 7/1/36	520,000	498,269
	Series C 5.00%, due 7/1/41	1,540,000	1,464,355
	Senior Lien - Series A 5.25%, due 7/1/41	10,315,000	10,132,115
	Detroit, Unlimited General Obligation
	Series A-1, Insured: AMBAC 4.60%, due 4/1/24	130,000	113,186
	Series A, Insured: XLCA 5.25%, due 4/1/17	1,500,000	1,429,005
	Series A, Insured: XLCA 5.25%, due 4/1/18	2,935,000	2,737,739
	Series A, Insured: XLCA 5.25%, due 4/1/19	750,000	659,543
	Series A-1, Insured: AMBAC 5.25%, due 4/1/22	375,000	347,010
	Series A-1, Insured: AMBAC 5.25%, due 4/1/24	295,000	270,279
	Flint, Michigan Hospital Building Authority Rental, Hurley Medical Center, Revenue Bonds Series A 5.25%, due 7/1/39	1,955,000	1,732,951
	Michigan Finance Authority, Educational Facility, St. Catherine Siena, Revenue Bonds Series A 8.00%, due 10/1/30	1,250,000	1,245,300
	Michigan Finance Authority, Public School Academy, Revenue Bonds
	5.75%, due 2/1/33	4,560,000	4,659,043
	7.00%, due 10/1/31	2,120,000	2,306,051
	7.00%, due 10/1/36	1,740,000	1,879,879
	7.50%, due 11/1/40	855,000	930,924
	7.75%, due 7/15/26	110,000	108,232
	8.00%, due 7/15/41	2,000,000	1,935,660
	Michigan Higher Education Facilities Authority, Creative Studies, Revenue Bonds
	5.875%, due 12/1/28	2,360,000	2,390,680
	6.125%, due 12/1/33	4,100,000	4,161,623
	6.125%, due 12/1/37	980,000	992,838
	Michigan Municipal Bond Authority, Local Government Loan Program, Revenue Bonds Series B, Insured: AMBAC 5.00%, due 12/1/34	340,000	322,310
	Michigan Public Educational Facilities Authority, Dr. Joseph F. Pollack, Revenue Bonds 8.00%, due 4/1/40	500,000	542,960
	Michigan Public Educational Facilities Authority, Landmark Academy, Revenue Bonds 7.00%, due 12/1/39	5,105,000	5,388,481
	Michigan Public Educational Facilities Authority, Richfield Public School Academy, Revenue Bonds 5.00%, due 9/1/36	1,500,000	1,424,925
	Michigan State Strategic Fund, Evangelical Homes, Revenue Bonds 5.50%, due 6/1/47	3,500,000	3,545,255
	Michigan Tobacco Settlement Finance Authority, Revenue Bonds
	Series A 6.00%, due 6/1/34	12,120,000	10,126,502
	Series A 6.00%, due 6/1/48	4,360,000	3,442,002
			82,609,911
	Minnesota 0.1%
	St. Paul Housing & Redevelopment Authority, Charter School Lease, Nova Classical Academy, Revenue Bonds Series A 6.625%, due 9/1/42	1,000,000	1,103,550

	Mississippi 0.7%
	Mississippi Development Bank, Magnolia Regional Health Center Project, Revenue Bonds Series A 6.75%, due 10/1/36	1,250,000	1,439,562
	Mississippi Development Bank, Municipal Energy Agency Power Supply Project, Revenue Bonds Series A, Insured: XLCA 5.00%, due 3/1/31	7,500,000	7,674,525
			9,114,087
	Missouri 0.8%
	Arnold Retail Corridor Transportation Development District, Revenue Bonds 6.65%, due 5/1/38	500,000	533,990
	Branson Industrial Development Authority, Branson Landing-Retail Project, Tax Allocation
	5.25%, due 6/1/21	455,000	452,229
	5.50%, due 6/1/29	3,510,000	3,269,354
	Kansas City Industrial Development Authority, Kansas City Parking LLC, Revenue Bonds 6.25%, due 9/1/32	1,000,000	1,060,790
	Lee's Summit Industrial Development Authority, Fair Community Improvement District, Special Assessment
	5.00%, due 5/1/35	1,715,000	1,757,035
	6.00%, due 5/1/42	2,800,000	2,861,012
	Lee's Summit Tax Increment, Summit Fair Project, Tax Allocation 7.25%, due 4/1/30	1,500,000	1,550,640
			11,485,050
	Nebraska 0.2%
	Gage County Hospital Authority No. 1, Beatrice Community Hospital & Health Center, Inc., Revenue Bonds Series B 6.75%, due 6/1/35	2,755,000	2,970,827

	Nevada 0.3%
	Clark County Economic Development Revenue, University Southern Nevada Project, Revenue Bonds
	Insured: RADIAN 4.625%, due 4/1/37	1,645,000	1,536,414
	Insured: RADIAN 5.00%, due 4/1/27	775,000	783,905
	Director of the State of Nevada Department of Business & Industry, Tahoe Regional Planning Agency, Revenue Bonds Series A, Insured: AMBAC 4.50%, due 6/1/37	1,065,000	806,567
	Reno, Revenue Bonds Series B, Insured: NATL-RE (zero coupon), due 6/1/38	1,155,000	281,300
			3,408,186
	New Hampshire 0.4%
	Manchester Housing & Redevelopment Authority, Inc., Revenue Bonds
	Series B, Insured: RADIAN ACA (zero coupon), due 1/1/17	1,355,000	1,149,040
	Series B, Insured: ACA (zero coupon), due 1/1/26	1,480,000	597,816
	Series A, Insured: ACA 6.75%, due 1/1/15	350,000	349,762
	New Hampshire Health & Education Facilities Authority, Southern New Hampshire University, Revenue Bonds 5.00%, due 1/1/42	2,825,000	2,905,061
			5,001,679
	New Jersey 5.1%
	Camden County Improvement Authority, Heath Care Redevelopment, Revenue Bonds Series A 5.75%, due 2/15/34	1,000,000	1,002,210
	Middlesex County Improvement Authority, George Street Student Housing Project, Revenue Bonds Series A 5.00%, due 8/15/35	160,000	160,304
	New Jersey Economic Development Authority, Applewood Estates Project, Revenue Bonds
	Series A, Insured: RADIAN 5.00%, due 10/1/25	290,000	304,897
	Series A, Insured: RADIAN 5.00%, due 10/1/35	3,880,000	4,079,316
¤	New Jersey Economic Development Authority, Continental Airlines, Inc. Project, Revenue Bonds
	5.25%, due 9/15/29 (b)	4,920,000	5,088,854
	5.50%, due 4/1/28 (b)	180,000	180,365
	Series A 5.625%, due 11/15/30 (b)	8,085,000	8,595,487
	Series B 5.625%, due 11/15/30 (b)	7,000,000	7,465,920
	New Jersey Economic Development Authority, Continental Airlines, Revenue Bonds
	5.75%, due 9/15/27 (b)	3,335,000	3,542,370
	New Jersey Economic Development Authority, Paterson Charter School, Revenue Bonds
	Series C 5.00%, due 7/1/32	775,000	752,641
	Series C 5.30%, due 7/1/44	4,290,000	4,221,489
	New Jersey Economic Development Authority, Paterson Charter Science & Technology, Revenue Bonds
	Series A 5.00%, due 7/1/22	630,000	654,589
	Series A 6.00%, due 7/1/32	650,000	684,651
	Series A 6.10%, due 7/1/44	1,900,000	1,992,131
	New Jersey Economic Development Authority, Revenue Bonds
	5.125%, due 1/1/34 (b)	3,000,000	3,224,040
	Insured: AGM 5.125%, due 7/1/42 (b)	1,705,000	1,828,612
	5.375%, due 1/1/43 (b)	2,000,000	2,129,560
	6.00%, due 10/1/43	2,205,000	2,409,889
	New Jersey Economic Development Authority, St. Barnabas Healthcare, Revenue Bonds Series A, Insured: NATL-RE (zero coupon), due 7/1/18	225,000	206,073
	New Jersey Economic Development Authority, UMM Energy Partners, Revenue Bonds Series A 5.125%, due 6/15/43 (b)	2,000,000	2,045,380
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds 5.75%, due 7/1/37	2,100,000	2,148,930
	New Jersey Health Care Facilities Financing Authority, St. Barnabas Healthcare, Revenue Bonds
	Insured: NATL-RE (zero coupon), due 7/1/17	120,000	113,525
	Series B (zero coupon), due 7/1/31	205,000	89,011
	New Jersey Health Care Facilities Financing Authority, St. Peter's University Hospital, Revenue Bonds 6.25%, due 7/1/35	2,725,000	2,930,220
	New Jersey Health Care Facilities Financing Authority, Virtua Health, Revenue Bonds Series C 0.05%, due 7/1/43 (a)	7,500,000	7,500,000
	Tobacco Settlement Financing Corp., Revenue Bonds
	Series 1A 4.625%, due 6/1/26	2,460,000	2,134,567
	Series 1A 5.00%, due 6/1/29	5,000,000	4,198,650
			69,683,681
	New York 6.0%
	Dutchess County Industrial Development Agency, Bard College Civic Facility, Revenue Bonds Series A-1 5.00%, due 8/1/46	17,000,000	16,919,250
	Nassau County Tobacco Settlement Corp., Asset-Backed, Revenue Bonds
	Series A-3 5.00%, due 6/1/35	1,590,000	1,310,907
	Series A-3 5.125%, due 6/1/46	5,015,000	3,780,909
	New York City Industrial Development Agency, British Airways PLC Project, Revenue Bonds 5.25%, due 12/1/32 (b)	920,000	919,926
	New York City Industrial Development Agency, Pilot-Queens Baseball Stadium, Revenue Bonds
	Insured: AMBAC 5.00%, due 1/1/36	1,500,000	1,526,910
	Insured: AMBAC 5.00%, due 1/1/39	5,695,000	5,786,689
	Insured: AMBAC 5.00%, due 1/1/46	4,850,000	4,895,930
	New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds Series C 0.05%, due 5/1/28 (a)	10,000,000	10,000,000
	New York City Trust for Cultural Resources, Lincoln Center, Revenue Bonds Series A-1 0.05%, due 12/1/35 (a)	10,000,000	10,000,000
	New York Liberty Development Corp., Bank of America, Revenue Bonds Class 3 6.375%, due 7/15/49	1,000,000	1,103,500
	New York State Dormitory Authority, Touro College & University System, Revenue Bonds Series A 5.50%, due 1/1/39	1,500,000	1,642,125
	Newburgh, Limited General Obligation
	Series A 5.00%, due 6/15/21	750,000	818,145
	Series A 5.00%, due 6/15/26	960,000	988,589
	Series A 5.50%, due 6/15/31	750,000	771,900
	Onondaga Civic Development Corp., St. Joseph's Hospital Health Center, Revenue Bonds 5.00%, due 7/1/42	7,500,000	7,366,725
	Orange County Funding Corp., Revenue Bonds Series A 5.00%, due 7/1/42	1,430,000	1,477,605
	Southampton Housing Authority, Revenue Bonds 3.50%, due 5/15/47	300,000	267,087
	Suffolk County Economic Development Corp., Peconic Landing Southold, Revenue Bonds 6.00%, due 12/1/40	1,000,000	1,088,110
	TSASC, Inc., Revenue Bonds
	Series 1 5.00%, due 6/1/34	720,000	592,438
	Series 1 5.125%, due 6/1/42	6,185,000	4,941,815
	Westchester County Local Development Corp., Pace University, Revenue Bonds Series A 5.50%, due 5/1/42	6,205,000	6,685,205
			82,883,765
	Ohio 4.1%
	Akron Bath Copley Joint Township Hospital District, Akron General Health System, Revenue Bonds 5.00%, due 1/1/31	6,050,000	6,367,322
	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Revenue Bonds Series A-2 5.125%, due 6/1/24	11,400,000	9,552,972
	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Senior Turbo, Revenue Bonds
	Series A-2 5.75%, due 6/1/34	6,130,000	4,891,740
	Series A-2 5.875%, due 6/1/30	11,215,000	9,129,571
	Cleveland-Cuyahoga County Port Authority, Revenue Bonds
	7.00%, due 12/1/18 (d)	710,000	158,117
	7.35%, due 12/1/31 (d)	6,000,000	1,336,200
	Cleveland-Cuyahoga County Port Authority, Student Housing Euclid Avenue-Fenn Project, Revenue Bonds
	Insured: AMBAC 4.25%, due 8/1/15	210,000	211,659
	Insured: AMBAC 4.50%, due 8/1/36	995,000	888,764
	Insured: AMBAC 5.00%, due 8/1/21	125,000	126,250
	Insured: AMBAC 5.00%, due 8/1/28	110,000	108,369
	Hamilton County Ohio Health Care Facility, Christ Hospital Project, Revenue Bonds 5.50%, due 6/1/42	2,500,000	2,718,350
	Hamilton County Ohio Health Care, Life Enriching Communities Project, Revenue Bonds 5.00%, due 1/1/42	2,330,000	2,399,271
	Muskingum County, Ohio Hospital Facilities, Genesis Healthcare System Project, Revenue Bonds 5.00%, due 2/15/44	2,300,000	2,247,882
	Southeastern Ohio Port Authority, Hospital Facilities Revenue, Memorial Health Systems, Revenue Bonds 6.00%, due 12/1/42	1,760,000	1,787,474
	Summit County Development Finance Authority, Brimfield Project, Revenue Bonds Series G 4.875%, due 5/15/25	400,000	400,400
	Summit County Development Finance Authority, Cleveland-Flats East Development, Tax Allocation Series B 6.875%, due 5/15/40	1,250,000	1,351,912
	Toledo-Lucas County Port Authority Student Housing, CHF - Toledo LLC - The University of Toledo Project, Revenue Bonds Series A 5.00%, due 7/1/34	1,500,000	1,547,325
	Toledo-Lucas County Port Authority, Revenue Bonds
	Series A 5.00%, due 7/1/39	1,500,000	1,530,540
	Series A 5.00%, due 7/1/46	9,790,000	9,935,088
			56,689,206
	Oklahoma 0.6%
	Norman Regional Hospital Authority, Revenue Bonds 5.125%, due 9/1/37	6,895,000	7,011,525
	Tulsa Airports Improvement Trust, Revenue Bonds Series B 5.50%, due 12/1/35 (b)	1,250,000	1,295,450
			8,306,975
	Oregon 0.4%
	Medford Hospital Facilities Authority, Revenue Bonds 5.00%, due 10/1/42	4,605,000	4,804,258

	Pennsylvania 3.5%
	Aleppo Township, Sewer Revenue, Revenue Bonds
	5.75%, due 12/1/36	1,220,000	1,243,997
	5.75%, due 12/1/41	1,055,000	1,077,145
	Allegheny County Higher Education Building, Carlow University Project, Revenue Bonds 7.00%, due 11/1/40	1,000,000	1,143,130
	Allegheny County Industrial Development Authority, Propel Charitable School Sunrise, Revenue Bonds 6.00%, due 7/15/38	2,900,000	2,863,634
	Allegheny County Industrial Development Authority, Propel Charter Montour, Revenue Bonds Series A 6.75%, due 8/15/35	300,000	326,628
	Cumberland County Municipal Authority, Asbury Pennsylvania Obligation Group, Revenue Bonds 5.25%, due 1/1/32	300,000	304,308
	Erie County, Hospital Authority Health Facilities, St. Mary's Home Erie Project, Revenue Bonds Series A, Insured: RADIAN 4.50%, due 7/1/23	340,000	335,811
	Harrisburg Authority, Harrisburg University of Science, Revenue Bonds Series B 6.00%, due 9/1/36 (c)(d)	2,600,000	1,277,146
	Harrisburg Authority, Revenue Bonds 5.25%, due 7/15/31	2,000,000	1,903,980
	Harrisburg Parking Authority Revenue, Revenue Bonds
	Series T, Insured: XLCA 4.00%, due 5/15/19	100,000	111,150
	Series R, Insured: XLCA 4.25%, due 5/15/16	60,000	63,974
	Harrisburg, Unlimited General Obligation
	Series D, Insured: AMBAC (zero coupon), due 9/15/14	70,000	69,474
	Series F, Insured: AMBAC (zero coupon), due 9/15/14	515,000	511,132
	Series D, Insured: AMBAC (zero coupon), due 3/15/15	425,000	408,935
	Series F, Insured: AMBAC (zero coupon), due 3/15/15	460,000	442,612
	Series F, Insured: AMBAC (zero coupon), due 9/15/15	455,000	424,451
	Series D, Insured: AMBAC (zero coupon), due 3/15/16	430,000	388,286
	Series F, Insured: AMBAC (zero coupon), due 3/15/16	310,000	279,927
	Series D, Insured: AMBAC (zero coupon), due 9/15/16	235,000	205,634
	Series F, Insured: AMBAC (zero coupon), due 9/15/16	415,000	363,142
	Series F, Insured: AMBAC (zero coupon), due 3/15/17	35,000	29,678
	Series D, Insured: AMBAC (zero coupon), due 9/15/17	200,000	164,338
	Series F, Insured: AMBAC (zero coupon), due 3/15/18	400,000	314,120
	Series D, Insured: AMBAC (zero coupon), due 9/15/18	445,000	337,991
	Series F, Insured: AMBAC (zero coupon), due 9/15/18	270,000	205,073
	Series F, Insured: AMBAC (zero coupon), due 9/15/19	125,000	87,960
	Series F, Insured: AMBAC (zero coupon), due 3/15/20	15,000	10,062
	Series F, Insured: AMBAC (zero coupon), due 9/15/20	280,000	181,266
	Series F, Insured: AMBAC (zero coupon), due 9/15/22	210,000	114,309
	Northeastern Pennsylvania Hospital & Education Authority, Wilkes University Project, Revenue Bonds Series A 5.25%, due 3/1/42	7,615,000	8,000,700
	Pennsylvania Economic Development Financing Authority, US Airways Group, Revenue Bonds Series B 8.00%, due 5/1/29	245,000	289,421
	Pennsylvania Higher Educational Facilities Authority, AICUP Financing Program, Valley College, Revenue Bonds 5.00%, due 11/1/42	485,000	495,326
	Pennsylvania Higher Educational Facilities Authority, Shippensburg University, Revenue Bonds 6.25%, due 10/1/43	1,000,000	1,097,040
	Pennsylvania Higher Educational Facilities Authority, University of the Arts, Revenue Bonds
	Series A, Insured: RADIAN 5.00%, due 9/15/33	150,000	150,126
	Insured: RADIAN 5.75%, due 3/15/30	1,040,000	1,040,593
	Pennsylvania Higher Educational Facilities Authority, Widener University, Revenue Bonds
	Series A 5.50%, due 7/15/38	2,500,000	2,686,350
	5.50%, due 7/15/43	2,305,000	2,502,493
	Pennsylvania State Higher Educational Facilities Authority, Shippensburg University Student Services, Revenue Bonds 5.00%, due 10/1/44	1,000,000	1,010,320
	Philadelphia Authority for Industrial Development, Discovery Charter School Project, Revenue Bonds 5.875%, due 4/1/32	225,000	230,978
	Philadelphia Authority for Industrial Development, First Philadelphia Perpartory Charter School Project, Revenue Bonds Series A 7.25%, due 6/15/43	4,500,000	4,844,520
	Philadelphia Authority for Industrial Development, New Foundation Charter School Project, Revenue Bonds 6.625%, due 12/15/41	1,000,000	1,074,070
	Philadelphia Authority for Industrial Development, Please Touch Museum Project, Revenue Bonds
	4.25%, due 9/1/19	255,000	78,693
	5.25%, due 9/1/26	1,500,000	462,900
	5.25%, due 9/1/31	2,425,000	748,355
	5.25%, due 9/1/36	1,125,000	347,175
	Philadelphia Authority for Industrial Development, Tacony Academy Charter School, Revenue Bonds 7.375%, due 6/15/43	1,500,000	1,655,895
	Scranton Parking Authority, Revenue Bonds Insured: RADIAN 5.25%, due 6/1/34	135,000	112,320
	Scranton, Unlimited General Obligation Series A 7.25%, due 9/1/23	2,000,000	1,840,200
	West Shore Area Authority, Holy Spirit Hospital Sisters, Revenue Bonds 6.50%, due 1/1/41	1,200,000	1,339,500
	York General Authority, York City Recreation Corp., Revenue Bonds
	Insured: AMBAC 5.50%, due 5/1/15	340,000	343,145
	Insured: AMBAC 5.50%, due 5/1/18	1,475,000	1,485,030
	York, Unlimited General Obligation 7.25%, due 11/15/41	1,355,000	1,505,541
			48,529,984
	Puerto Rico 11.1%
	Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Revenue Bonds Senior Lien - Series A, Insured: GTY 5.00%, due 7/1/28	555,000	524,103
	Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation
	Series A, Insured: GTY 4.00%, due 7/1/16	100,000	102,185
	Series A, Insured: NATL-RE 5.50%, due 7/1/18	100,000	101,804
	Series A, Insured: AMBAC 5.50%, due 7/1/19	485,000	484,190
¤	Puerto Rico Commonwealth, Public Improvement, Unlimited General Obligation
	Insured: AMBAC 4.50%, due 7/1/23	875,000	818,046
	Series A, Insured: AGM 5.25%, due 7/1/24	260,000	265,884
	Series A-4, Insured: AGM 5.25%, due 7/1/30	7,055,000	6,984,944
	Series A, Insured: NATL-RE 5.50%, due 7/1/16	1,100,000	1,122,935
	Series A, Insured: NATL-RE 5.50%, due 7/1/19	5,365,000	5,456,581
	Series A, Insured: NATL-RE 5.50%, due 7/1/20	6,235,000	6,332,702
	Puerto Rico Convention Center District Authority, Revenue Bonds Series A, Insured: AMBAC 5.00%, due 7/1/18	1,405,000	1,402,471
	Puerto Rico Electric Power Authority, Revenue Bonds
	Series PP, Insured: NATL-RE 5.00%, due 7/1/22	100,000	97,572
	Series SS, Insured: NATL-RE 5.00%, due 7/1/22	140,000	136,601
	Series RR, Insured: NATL-RE 5.00%, due 7/1/23	4,550,000	4,397,348
	Series RR, Insured: NATL-RE 5.00%, due 7/1/24	1,160,000	1,109,227
	Series SS, Insured: NATL-RE 5.00%, due 7/1/25	355,000	335,542
	Series UU, Insured: AGC 5.00%, due 7/1/26	2,000,000	1,942,240
	Series TT, Insured: AGM 5.00%, due 7/1/27	150,000	144,060
¤	Puerto Rico Highways & Transportation Authority, Revenue Bonds
	Series A, Insured: AMBAC (zero coupon), due 7/1/15	425,000	398,459
	Series A, Insured: NATL-RE 4.75%, due 7/1/38	185,000	156,756
	Series A, Insured: AGM 4.75%, due 7/1/38	120,000	104,363
	Series AA, Insured: AGM 4.95%, due 7/1/26	2,155,000	2,029,450
	Insured: NATL-RE 5.00%, due 7/1/22	145,000	142,293
	Insured: NATL-RE 5.00%, due 7/1/28	150,000	139,221
	Series D, Insured: AGM 5.00%, due 7/1/32	1,155,000	1,046,730
	Series M, Insured: RADIAN 5.00%, due 7/1/32	160,000	112,242
	Series BB, Insured: AMBAC 5.25%, due 7/1/17	1,110,000	1,110,566
	5.25%, due 7/1/31	9,195,000	7,999,926
	Series CC, Insured: AGM 5.25%, due 7/1/32	2,215,000	2,050,027
	Series N, Insured: NATL-RE 5.25%, due 7/1/33	5,540,000	5,128,987
	Series N, Insured: GTY 5.25%, due 7/1/34	125,000	113,858
	Series N, Insured: GTY 5.25%, due 7/1/36	1,155,000	1,037,629
	Series L, Insured: AMBAC 5.25%, due 7/1/38	20,000,000	17,017,800
	Insured: AGM 5.50%, due 7/1/25	2,195,000	2,187,054
	Insured: NATL-RE 5.50%, due 7/1/28	1,700,000	1,652,128
	Series CC, Insured: NATL-RE 5.50%, due 7/1/29	4,950,000	4,798,035
	Insured: AMBAC 5.50%, due 7/1/29	1,000,000	917,860
	Series CC, Insured: AGM 5.50%, due 7/1/31	3,825,000	3,670,355
	Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facility, University Plaza Project, Revenue Bonds Series A, Insured: NATL-RE 5.00%, due 7/1/33	1,855,000	1,580,683
¤	Puerto Rico Infrastructure Financing Authority, Revenue Bonds
	Series A, Insured: AMBAC (zero coupon), due 7/1/43	635,000	84,144
	Series C, Insured: AMBAC 5.50%, due 7/1/16	3,280,000	3,277,048
	Series C, Insured: AMBAC 5.50%, due 7/1/17	5,200,000	5,189,756
	Series C, Insured: AMBAC 5.50%, due 7/1/18	4,895,000	4,886,238
	Series C, Insured: AMBAC 5.50%, due 7/1/24	5,000,000	4,819,600
	Series C, Insured: AMBAC 5.50%, due 7/1/25	8,290,000	7,929,053
	Series C, Insured: AMBAC 5.50%, due 7/1/26	24,075,000	22,804,321
	Series C, Insured: AMBAC 5.50%, due 7/1/27	3,520,000	3,308,941
	Series C, Insured: AMBAC 5.50%, due 7/1/28	5,175,000	4,826,515
	Puerto Rico Municipal Finance Agency, General Obligation Series A, Insured: AGM 5.00%, due 8/1/27	2,510,000	2,414,143
	Puerto Rico Municipal Finance Agency, Revenue Bonds Series A, Insured: AGM 5.00%, due 8/1/30	575,000	542,915
	Puerto Rico Public Buildings Authority, Revenue Bonds
	Insured: NATL-RE 5.25%, due 7/1/19	2,000,000	2,028,080
	Series K, Insured: AGM 5.25%, due 7/1/27	570,000	572,542
	Series D, Insured: AMBAC 5.45%, due 7/1/31	225,000	206,354
	Series H, Insured: AMBAC 5.50%, due 7/1/16	3,250,000	3,247,075
	Series H, Insured: AMBAC 5.50%, due 7/1/17	310,000	309,389
	University of Puerto Rico, Revenue Bonds Series P, Insured: NATL-RE 5.00%, due 6/1/25	150,000	147,371
			151,746,342
	Rhode Island 0.6%
	Providence Redevelopment Agency, Port Providence Lease, Certificates of Participation
	Series A, Insured: RADIAN (zero coupon), due 9/1/24	1,735,000	833,858
	Series A, Insured: RADIAN (zero coupon), due 9/1/26	685,000	279,761
	Series A, Insured: RADIAN (zero coupon), due 9/1/29	1,835,000	591,366
	Series A, Insured: RADIAN (zero coupon), due 9/1/30	1,835,000	544,371
	Series A, Insured: RADIAN (zero coupon), due 9/1/32	1,500,000	382,575
	Series A, Insured: RADIAN (zero coupon), due 9/1/34	1,000,000	237,030
	Series A, Insured: RADIAN (zero coupon), due 9/1/35	360,000	72,457
	Series A, Insured: RADIAN (zero coupon), due 9/1/36	470,000	85,249
	Rhode Island Health and Educational Building Corp., Public Schools Financing Program, Revenue Bonds Series B, Insured: AMBAC 5.00%, due 5/15/21	1,000,000	1,007,820
	Tobacco Settlement Financing Corp., Asset-Backed, Revenue Bonds Series A 6.125%, due 6/1/32	205,000	205,418
	Woonsocket, Unlimited General Obligation
	Insured: NATL-RE 5.75%, due 10/1/14	520,000	519,849
	Insured: NATL-RE 5.75%, due 10/1/15	500,000	499,490
	Insured: NATL-RE 5.75%, due 10/1/16	530,000	529,088
	Insured: NATL-RE 6.00%, due 10/1/17	1,200,000	1,197,216
	Insured: NATL-RE 6.00%, due 10/1/18	695,000	693,138
			7,678,686
	South Dakota 0.2%
	South Dakota Health & Educational Facilities Authority, Revenue Bonds Series E 5.00%, due 11/1/42	3,150,000	3,323,975

	Tennessee 0.2%
	Chattanooga Health Educational & Housing Facility Board, CDFI Phase Project, Revenue Bonds
	Series A 5.125%, due 10/1/35	2,000,000	2,014,160
	Series B 6.00%, due 10/1/35	500,000	506,180
			2,520,340
	Texas 9.3%
	Arlington Higher Education Finance Corp., University Academy, Revenue Bonds
	Series A 7.00%, due 3/1/34	375,000	387,416
	Series A 7.125%, due 3/1/44	1,530,000	1,578,731
	Austin Convention Enterprises, Inc., Revenue Bonds
	Series A, Insured: XLCA 4.30%, due 1/1/33	1,925,000	1,917,897
	Series A, Insured: XLCA 5.00%, due 1/1/34	3,360,000	3,400,992
	Series B 5.75%, due 1/1/34	110,000	111,228
¤	Central Texas Regional Mobility Authority, Revenue Bonds
	(zero coupon), due 1/1/23	1,000,000	709,470
	(zero coupon), due 1/1/33	205,000	82,410
	(zero coupon), due 1/1/34	3,275,000	1,231,793
	(zero coupon), due 1/1/35	3,700,000	1,322,787
	(zero coupon), due 1/1/36	2,000,000	674,240
	(zero coupon), due 1/1/39	3,500,000	993,825
	5.00%, due 1/1/33	1,725,000	1,801,400
	5.00%, due 1/1/42	2,340,000	2,410,387
	6.75%, due 1/1/41	7,500,000	8,649,900
	Clifton Higher Education Finance Corp., Idea Public Schools, Revenue Bonds
	5.75%, due 8/15/41	1,750,000	1,922,602
	6.00%, due 8/15/43	3,500,000	4,018,770
	Decatur Hospital Authority, Wise Regional Health System, Revenue Bonds
	Series A 5.00%, due 9/1/34	1,000,000	1,008,630
	Series A 5.25%, due 9/1/44	3,250,000	3,290,462
	Harris County Cultural Education Facilities Finance Corp., Revenue Bonds 7.00%, due 1/1/43	1,500,000	1,680,990
	Harris County Cultural Education Facilities Finance Corp., YMCA Greater Houston Area, Revenue Bonds
	Series A 5.00%, due 6/1/33	1,400,000	1,477,112
	Series A 5.00%, due 6/1/38	1,960,000	2,048,847
¤	Harris County-Houston Sports Authority, Revenue Bonds
	Series B, Insured: NATL-RE (zero coupon), due 11/15/15	1,350,000	1,264,896
	Series B, Insured: NATL-RE (zero coupon), due 11/15/16	180,000	159,786
	Series B, Insured: NATL-RE (zero coupon), due 11/15/18	850,000	676,779
	Series G, Insured: NATL-RE (zero coupon), due 11/15/18	325,000	274,056
	Series B, Insured: NATL-RE (zero coupon), due 11/15/20	285,000	202,715
	Series B, Insured: NATL-RE (zero coupon), due 11/15/22	2,565,000	1,636,419
	Series H, Insured: NATL-RE (zero coupon), due 11/15/24	970,000	580,361
	Series H, Insured: NATL-RE (zero coupon), due 11/15/26	600,000	321,006
	Series H, Insured: NATL-RE (zero coupon), due 11/15/29	735,000	330,089
	Series A-3, Insured: NATL-RE (zero coupon), due 11/15/32	1,070,000	371,076
	Series H, Insured: NATL-RE (zero coupon), due 11/15/32	250,000	92,725
	Series A-3, Insured: NATL-RE (zero coupon), due 11/15/33	890,000	289,455
	Series H, Insured: NATL-RE (zero coupon), due 11/15/33	185,000	63,444
	Series A, Insured: NATL-RE (zero coupon), due 11/15/34	1,535,000	511,232
	Series A-3, Insured: NATL-RE (zero coupon), due 11/15/34	1,805,000	548,810
	Series A, Insured: NATL-RE (zero coupon), due 11/15/38	36,815,000	9,356,532
	Series H, Insured: NATL-RE (zero coupon), due 11/15/38	1,395,000	331,075
	Series H, Insured: NATL-RE (zero coupon), due 11/15/39	1,525,000	337,147
	Series A, Insured: NATL-RE (zero coupon), due 11/15/40	1,060,000	229,130
	Series H, Insured: NATL-RE (zero coupon), due 11/15/40	1,855,000	381,963
	Series H, Insured: NATL-RE (zero coupon), due 11/15/41	700,000	134,218
	Series G, Insured: NATL-RE 5.25%, due 11/15/21	110,000	110,304
	Series B, Insured: NATL-RE 5.25%, due 11/15/40	4,215,000	4,216,770
	Series G, Insured: NATL-RE 5.375%, due 11/15/41	195,000	195,084
	Houston Airport System Revenue, Special Facilities Continental Airlines, Revenue Bonds
	Series B 6.125%, due 7/15/27 (b)	175,000	175,614
	Series A 6.625%, due 7/15/38 (b)	1,000,000	1,115,880
	Houston Higher Education Finance Corp., Revenue Bonds Series A 6.875%, due 5/15/41	1,700,000	2,030,259
	Houston, Texas Airport System Revenue, United Airlines, Inc., Revenue Bonds
	4.75%, due 7/1/24 (b)	3,600,000	3,718,080
	5.00%, due 7/1/29 (b)	6,400,000	6,484,160
	Lufkin Health Facilities Development Corp., Memorial Health System, Revenue Bonds 5.50%, due 2/15/37	2,150,000	2,196,332
	New Hope Cultural Education Facilities Corp., Collegiate Housing Tarleton State, Revenue Bonds Series A 5.00%, due 4/1/46	3,000,000	3,118,980
	New Hope Cultural Education Facilities Corp., Stephenville Tarleton, Revenue Bonds Series A 6.00%, due 4/1/45	3,550,000	3,959,173
	North Texas Education Finance Corp., Revenue Bonds Series A 5.25%, due 12/1/47	7,205,000	7,663,814
	San Juan, Texas Higher Education Finance Authority, Idea Public Schools, Revenue Bonds Series A 6.70%, due 8/15/40	1,000,000	1,157,020
	Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure, Revenue Bonds
	7.00%, due 6/30/40	3,080,000	3,666,894
	7.50%, due 6/30/33	750,000	918,930
¤	Texas Private Activity Bond Surface Transportation Corp., NTE Mobility, Revenue Bonds
	6.75%, due 6/30/43 (b)	11,500,000	13,699,835
	6.875%, due 12/31/39	5,050,000	5,941,880
	Texas State Public Finance Authority Charter School Finance Corp., ED - Burnham Wood Project, Revenue Bonds Series A 6.25%, due 9/1/36	1,300,000	1,321,866
	Texas State Turnpike Authority, Central Texas System, Revenue Bonds Insured: AMBAC (zero coupon), due 8/15/37	155,000	38,843
	Travis County Cultural Education Facilities Finance Corp., Wayside Schools, Revenue Bonds Series A 5.25%, due 8/15/42	1,250,000	1,249,975
	Travis County Health Facilities Development Corp., Westminster Manor, Revenue Bonds 7.125%, due 11/1/40	1,000,000	1,122,160
	Tyler Health Facilities Development Corp., Revenue Bonds Series A 5.375%, due 11/1/37	5,090,000	5,155,305
			128,069,961
	U.S. Virgin Islands 0.3%
	Virgin Islands Water & Power Authority, Revenue Bonds 5.50%, due 7/1/17	4,030,000	4,043,380

	Utah 0.1%
	Utah State Charter School Finance Authority, Da Vinci Academy, Revenue Bonds Series A 7.75%, due 3/15/39	700,000	789,467
	Utah State Charter School Finance Authority, North Star Academy, Revenue Bonds Series A 7.00%, due 7/15/45	600,000	664,386
			1,453,853
	Vermont 0.0%‡
	Vermont Educational & Health Buildings Financing Agency, Developmental & Mental Health Services, Revenue Bonds
	Series A, Insured: RADIAN 4.75%, due 8/15/36	500,000	433,465
	Series A, Insured: RADIAN 5.75%, due 2/15/37	140,000	141,940
			575,405
	Virginia 2.8%
	Route 460 Funding Corp., Revenue Bonds Senior Lien, Series - A 5.125%, due 7/1/49	6,675,000	6,852,488
	Tobacco Settlement Financing Corp., Revenue Bonds Series B1 5.00%, due 6/1/47	12,640,000	8,431,765
	Virginia Small Business Financing Authority, Senior Lien, Elizabeth River Crossing, Revenue Bonds
	5.50%, due 1/1/42 (b)	10,000,000	10,783,700
	6.00%, due 1/1/37 (b)	1,300,000	1,454,310
	Virginia Small Business Financing Authority, Senior Lien-Express Lanes LLC, Revenue Bonds 5.00%, due 1/1/40 (b)	10,000,000	10,254,900
	Virginia Small Business Financing Authority, University Real Estate, Revenue Bonds 0.07%, due 7/1/30 (a)	65,000	65,000
			37,842,163
	Washington 1.0%
	Greater Wenatchee Regional Events, Center Public Facilities District, Revenue Bonds Series A 5.50%, due 9/1/42	1,500,000	1,544,280
	King County Public Hospital District No. 4, Limited General Obligation 7.00%, due 12/1/40	1,000,000	1,063,390
	Port of Seattle Industrial Development Corp., King County Public Hospital District, Special Facilities Delta Airlines, Revenue Bonds 5.00%, due 4/1/30 (b)	1,825,000	1,833,030
	Washington Health Care Facilities Authority, Kadlec Regional Medical Center, Revenue Bonds 5.00%, due 12/1/42	6,560,000	6,887,934
	Washington State Housing Finance Commission, Riverview Retirement Community, Revenue Bonds 5.00%, due 1/1/48	3,000,000	2,949,600
			14,278,234
	West Virginia 0.2%
	Brooke County, Bethany College, Revenue Bonds Series A 6.75%, due 10/1/37	1,885,000	2,107,242
	Ohio County Building Commission, Brooke County, Wheeling Jesuit University Project, Revenue Bonds Series B 5.25%, due 6/1/15	185,000	187,703
	Ohio County, Wheeling Jesuit, Revenue Bonds Series A 5.50%, due 6/1/36	940,000	917,750
			3,212,695
	Wisconsin 1.8%
	Menasha, Unlimited General Obligation 4.40%, due 9/1/17	100,000	95,363
	Public Finance Authority Revenue, Continuing Care Retirement Community Revenue, Glenridge Palmer Ranch, Revenue Bonds Series A 8.25%, due 6/1/46	1,000,000	1,158,570
	Public Finance Authority, Charter School Revenue, Explore Knowledge Foundation Project, Revenue Bonds
	Series A 5.75%, due 7/15/32	1,820,000	1,890,488
	Series A 6.00%, due 7/15/42	865,000	901,581
	Public Finance Authority, Roseman University Health Sciences, Revenue Bonds
	5.50%, due 4/1/32	1,250,000	1,312,025
	5.75%, due 4/1/42	3,375,000	3,551,850
	Public Finance Authority, Wisconsin Airport Facilities, AFCO Investors II Portfolio, Revenue Bonds 5.75%, due 10/1/31 (b)	1,670,000	1,630,722
	Public Finance Authority, Wisconsin Educational Facility, Palm Beach Maritime Academy Project, Revenue Bonds Series A 7.00%, due 5/1/40	5,000,000	5,037,850
	Public Finance Authority, Wisconsin Senior Living, Rose Villa Project, Revenue Bonds Series A 5.75%, due 11/15/44	1,400,000	1,401,470
	Warrens, Unlimited General Obligation 4.70%, due 12/1/19	120,000	67,472
	Wisconsin Health & Educational Facilities Authority, Sauk-Prairie Memorial Hospital, Inc., Revenue Bonds
	5.25%, due 2/1/43	2,450,000	2,454,998
	5.375%, due 2/1/48	4,400,000	4,437,312
			23,939,701
	Wyoming 0.1%
	West Park Hospital District, West Park Hospital Project, Revenue Bonds Series B 6.50%, due 6/1/27	500,000	568,615
	Wyoming Community Development Authority, Student Housing, Revenue Bonds 6.50%, due 7/1/43	930,000	1,042,939
			1,611,554
	Total Municipal Bonds (Cost $1,267,899,511)		1,326,571,409

	Shares
Closed-End Funds 1.0%
California 0.2%
BlackRock MuniHoldings California Quality Fund, Inc.	57,976	813,983
BlackRock MuniYield California Quality Fund, Inc.	72,820	1,046,424
Nuveen California Dividend Advantage Municipal Fund	33,493	462,538
		2,322,945
Michigan 0.0%‡
Nuveen Michigan Quality Income	24,503	340,101

Multi-State 0.7%
BlackRock Municipal Bond Investment Trust	25,008	359,365
BlackRock MuniHoldings Investment Quality Fund	161,444	2,184,337
BlackRock MuniHoldings Quality Fund, Inc.	110,726	1,409,542
Blackrock MuniYield Fund, Inc.	54,000	754,920
BlackRock MuniYield Investment Quality Fund	31,732	420,766
Invesco Advantage Municipal Income Trust II	150,514	1,675,221
Nuveen Dividend Advantage Municipal Fund 2	38,744	530,018
Nuveen Performance Plus Municipal Fund, Inc.	133,284	1,901,963
		9,236,132
New York 0.0%‡
Nuveen New York Dividend Advantage Municipal Fund	3,713	49,977

Pennsylvania 0.1%
Nuveen Pennsylvania Investment Quality Municipal Fund	96,668	1,313,718

Total Closed-End Funds (Cost $13,729,143)		13,262,873

Exchange-Traded Funds 0.4% (e)
Multi-State 0.4%
Market Vectors High Yield Municipal Index ETF	32,490	979,249
SPDR Nuveen S&P High Yield Municipal Bond ETF	88,000	4,891,040

Total Exchange-Traded Funds (Cost $5,840,835)		5,870,289

Total Investments (Cost $1,287,469,489) (h)	98.1%	1,345,704,571
Other Assets, Less Liabilities	1.9	26,126,493
Net Assets	100.0%	$1,371,831,064

	Contracts Short	Unrealized Appreciation (Depreciation) (f)
Futures Contracts 0.0% ‡
United States Treasury Notes September 2014 (10 Year) (g)	(400)	$393,548
Total Futures Contracts (Notional Amount $49,843,750)		$393,548

¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2014. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of July 31, 2014.
(b)	Interest on these securities was subject to alternative minimum tax.
(c)	Illiquid security - The total market value of these securities as of July 31, 2014, was $2,360,956, which represented 0.2% of the Fund's net assets.
(d)	Issue in default.
(e)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(f)	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2014.
(g)	As of July 31, 2014, cash in the amount of $520,000 was on deposit with a broker for futures transactions.
(h)	As of July 31, 2014, cost was $1,287,972,441 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$73,467,601
Gross unrealized depreciation	(15,735,471)
Net unrealized appreciation	$57,732,130

The following abbreviations are used in the above portfolio:
ACA	—ACA Financial Guaranty Corp.
AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—Ambac Assurance Corp.
CIFG	—CIFG Group
ETF	—Exchange-Traded Fund
GTY	—Assured Guaranty Corp.
NATL-RE	—National Public Finance Guarantee Corp.
RADIAN	—Radian Asset Assurance, Inc.
SPDR	—Standard & Poor's Depositary Receipt
XLCA	—XL Capital Assurance, Inc.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2014, for valuing the Fund's assets.

Asset Valuation Inputs

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Investments in Securities (a)
Municipal Bonds	$—	$1,326,571,409	$—	$1,326,571,409
Closed-End Funds	13,262,873	—	—	13,262,873
Exchange-Traded Funds	5,870,289	—	—	5,870,289
Total Investments in Securities	$19,133,162	$1,326,571,409	$—	$1,345,704,571
Other Financial Instruments
Futures Contracts Short (b)	393,548	—	—	393,548
Total Investments in Securities and Other Financial Instruments	$19,526,710	$1,326,571,409	$—	$1,346,098,119

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2014, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay High Yield Opportunities Fund

Portfolio of Investments July 31, 2014 (Unaudited)

		Principal Amount		Value
	Long-Term Bonds 103.9%†
	Asset-Backed Securities 1.9%
	Airlines 0.5%
	America West Airlines Pass-Through Trust Series 2000-1, Class G 8.057%, due 1/2/22		$1,200,484	$1,383,558
	Continental Airlines, Inc. Series 2004-ERJ1, Class A 9.558%, due 3/1/21		3,813,870	4,328,743
	Northwest Airlines, Inc. Series 2007-1, Class A 7.027%, due 5/1/21		824,970	943,849
				6,656,150
	Home Equity 1.2%
	Carrington Mortgage Loan Trust Series 2006-NC4, Class A5 0.215%, due 10/25/36 (a)(b)		2,101,077	1,859,231
	Citigroup Mortgage Loan Trust Series 2007-AHL2, Class A3A 0.225%, due 5/25/37 (a)(b)		464,966	398,597
	Equifirst Loan Securitization Trust Series 2007-1, Class A2A 0.215%, due 4/25/37 (a)(b)		41,182	40,821
	First NLC Trust Series 2007-1, Class A1 0.225%, due 8/25/37 (a)(b)(c)		1,051,265	575,726
	GSAA Home Equity Trust
	Series 2006-14, Class A1 0.205%, due 9/25/36 (a)(b)		459,645	254,125
	Series 2006-18, Class AV1 0.225%, due 11/25/36 (a)(b)		112,360	48,390
	Series 2007-5, Class 2A1A 0.275%, due 4/25/47 (a)(b)		416,914	321,295
	Home Equity Loan Trust Series 2007-FRE1, Class 2AV1 0.285%, due 4/25/37 (a)(b)		449,744	410,468
	HSI Asset Securitization Corp. Trust Series 2007-NC1, Class A1 0.255%, due 4/25/37 (a)(b)		1,017,879	920,758
	JP Morgan Mortgage Acquisition Corp.
	Series 2007-HE1, Class AF1 0.252%, due 3/25/47 (a)(b)		599,520	423,851
	Series 2007-CH2, Class AF2 5.289%, due 1/25/37 (b)(d)		1,292,942	1,028,457
	Merrill Lynch Mortgage Investors Trust Series 2007-MLN1, Class A2A 0.265%, due 3/25/37 (a)(b)		1,703,412	1,024,028
	Morgan Stanley ABS Capital I, Inc.
	Series 2006-HE6, Class A2B 0.255%, due 9/25/36 (a)(b)		922,712	519,552
	Series 2006-HE8, Class A2B 0.255%, due 10/25/36 (a)(b)		222,593	138,319
	Series 2007-NC2, Class A2FP 0.305%, due 2/25/37 (a)(b)		1,749,631	1,116,312
	Renaissance Home Equity Loan Trust Series 2007-2, Class AF1 5.893%, due 6/25/37 (b)(d)		3,291,160	1,837,767
	Securitized Asset Backed Receivables LLC Trust
	Series 2006-FR4, Class A2A 0.235%, due 8/25/36 (a)(b)		3,098,223	1,406,795
	Series 2007-BR4, Class A2A 0.245%, due 5/25/37 (a)(b)		1,095,285	717,066
	Soundview Home Equity Loan Trust
	Series 2007-OPT1, Class 2A1 0.235%, due 6/25/37 (a)(b)		1,284,197	763,016
	Series 2006-EQ2, Class A2 0.265%, due 1/25/37 (a)(b)		1,915,646	1,297,452
	Specialty Underwriting & Residential Finance Trust Series 2006-BC4, Class A2B 0.265%, due 9/25/37 (a)(b)		2,400,872	1,003,262
				16,105,288
	Student Loans 0.2%
	Keycorp Student Loan Trust Series 2000-A, Class A2 0.547%, due 5/25/29 (a)		2,367,608	2,298,145

	Total Asset-Backed Securities (Cost $27,745,770)			25,059,583

	Corporate Bonds 89.5%
	Aerospace & Defense 1.3%
	Alliant Techsystems, Inc. 5.25%, due 10/1/21 (c)		7,200,000	7,344,000
	Ducommun, Inc. 9.75%, due 7/15/18		2,630,000	2,899,575
	TransDigm, Inc. 6.00%, due 7/15/22 (c)		6,765,000	6,798,825
				17,042,400
	Airlines 0.6%
	Continental Airlines, Inc.
	7.875%, due 1/2/20		1,650,992	1,778,944
	9.798%, due 10/1/22		1,014,353	1,166,505
	U.S. Airways Group, Inc.
	6.125%, due 6/1/18		2,000,000	2,105,000
	Series A 6.25%, due 10/22/24		806,324	913,162
	UAL 2009-2B Pass-Through Trust 12.00%, due 7/15/17 (c)		1,520,628	1,691,699
				7,655,310
	Auto Manufacturers 1.7%
	Chrysler Group LLC / CG Co-Issuer, Inc.
	8.00%, due 6/15/19		535,000	569,775
	8.25%, due 6/15/21		7,138,000	7,851,800
¤	Ford Motor Co.
	7.50%, due 8/1/26		255,000	318,910
	8.90%, due 1/15/32		410,000	579,478
	9.98%, due 2/15/47		2,000,000	3,119,508
	Navistar International Corp. 8.25%, due 11/1/21 (e)		9,995,000	10,319,837
				22,759,308
	Auto Parts & Equipment 1.4%
	Dana Holding Corp. 5.375%, due 9/15/21 (e)		4,645,000	4,761,125
	Goodyear Tire & Rubber Co. (The) 7.00%, due 5/15/22		6,160,000	6,683,600
	Schaeffler Finance B.V. 4.75%, due 5/15/21 (c)		6,880,000	6,983,200
				18,427,925
	Banks 9.0%
	Banco de Bogota S.A. 5.375%, due 2/19/23 (c)		5,800,000	5,959,500
	Banco do Brasil S.A. 5.875%, due 1/19/23 (c)		5,700,000	5,814,000
	Bank of America Corp. 8.00%, due 7/29/49 (a)		504,000	554,455
	Barclays PLC 6.50%, due 6/15/49 (a)		€9,000,000	12,141,838
	Citigroup, Inc. 6.30%, due 12/29/49 (a)		$8,750,000	8,785,000
	Credit Agricole S.A. 7.875%, due 1/29/49 (a)(c)		6,000,000	6,373,500
	Deutsche Postbank Funding Trust IV 5.983%, due 6/29/49 (a)		€9,400,000	13,504,669
	Dresdner Funding Trust I 8.151%, due 6/30/31 (c)		$5,500,000	6,586,250
	ICICI Bank, Ltd. Series Reg S 6.375%, due 4/30/22 (a)		7,885,000	8,239,825
	Industrial Senior Trust 5.50%, due 11/1/22 (c)		7,500,000	7,387,500
	Lloyds Banking Group PLC 7.50%, due 4/30/49 (a)		2,650,000	2,782,500
	Lloyds TSB Bank PLC 13.00%, due 12/19/21 (a)	A$	1,811,000	2,007,784
	Mellon Capital III 6.369%, due 9/5/66 (a)		£5,100,000	9,040,843
	National Capital Trust I Series Reg S 5.62%, due 9/29/49 (a)		5,000,000	8,905,779
	Sberbank of Russia Via Sb Capital S.A. Series Reg S 5.125%, due 10/29/22		$6,800,000	6,026,500
	VTB Capital S.A. 6.95%, due 10/17/22 (c)		7,000,000	6,602,750
	Wachovia Capital Trust III 5.57%, due 3/29/49 (a)		1,000,000	970,620
	Wells Fargo & Co. 5.90%, due 12/29/49 (a)		6,075,000	6,345,338
				118,028,651
	Building Materials 1.4%
	Associated Materials LLC / AMH New Finance, Inc. 9.125%, due 11/1/17		5,800,000	5,771,000
	Cemex Finance LLC 6.00%, due 4/1/24 (c)		5,350,000	5,350,000
	Texas Industries, Inc. 9.25%, due 8/15/20		298,000	338,230
	USG Corp.
	5.875%, due 11/1/21 (c)		3,125,000	3,218,750
	8.375%, due 10/15/18 (c)		3,825,000	3,997,125
				18,675,105
	Chemicals 1.3%
	Axalta Coating Systems U.S. Holdings, Inc. / Axalta Coating Systems Dutch Holding B.V. 7.375%, due 5/1/21 (c)		2,000,000	2,125,000
	Hexion U.S. Finance Corp. 6.625%, due 4/15/20		1,275,000	1,326,000
	Hexion U.S. Finance Corp. / Hexion Nova Scotia Finance ULC 8.875%, due 2/1/18		6,710,000	6,924,720
	Huntsman International LLC 8.625%, due 3/15/21		2,980,000	3,240,750
	Momentive Performance Materials, Inc. 10.00%, due 10/15/20		2,660,000	2,753,100
				16,369,570
	Coal 1.0%
	Alpha Natural Resources, Inc.
	6.00%, due 6/1/19		2,100,000	1,417,500
	6.25%, due 6/1/21		835,000	542,750
	7.50%, due 8/1/20 (c)		4,720,000	4,354,200
	Arch Coal, Inc.
	7.00%, due 6/15/19 (e)		3,475,000	2,380,375
	7.25%, due 10/1/20		571,000	379,715
	7.25%, due 6/15/21		1,245,000	809,250
	Peabody Energy Corp. 6.00%, due 11/15/18 (e)		3,725,000	3,715,688
				13,599,478
	Commercial Services 3.2%
	Ashtead Capital, Inc. 6.50%, due 7/15/22 (c)		2,740,000	2,911,250
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
	5.125%, due 6/1/22 (c)		800,000	776,000
	5.50%, due 4/1/23		5,810,000	5,810,000
	Hertz Corp. (The)
	6.25%, due 10/15/22		750,000	776,250
	7.375%, due 1/15/21		3,345,000	3,579,150
	Iron Mountain, Inc. 6.00%, due 8/15/23		8,600,000	8,965,500
	Service Corp. International 5.375%, due 5/15/24 (c)		3,530,000	3,609,425
¤	United Rentals North America, Inc.
	6.125%, due 6/15/23		4,285,000	4,432,297
	7.375%, due 5/15/20		975,000	1,045,688
	7.625%, due 4/15/22		955,000	1,052,887
	8.375%, due 9/15/20		7,725,000	8,323,687
				41,282,134
	Computers 1.6%
	NCR Corp. 6.375%, due 12/15/23		11,000,000	11,660,000
	SunGard Data Systems, Inc.
	6.625%, due 11/1/19		6,135,000	6,288,375
	7.625%, due 11/15/20		2,507,000	2,651,152
				20,599,527
	Cosmetics & Personal Care 0.4%
	Albea Beauty Holdings S.A. 8.375%, due 11/1/19 (c)		5,020,000	5,409,050

	Diversified Financial Services 2.3%
	Ford Holdings LLC
	9.30%, due 3/1/30 (e)		2,475,000	3,650,783
	9.375%, due 3/1/20		210,000	271,786
	GE Capital Trust II Series Reg S 5.50%, due 9/15/67 (a)		€3,345,000	4,837,704
	GE Capital Trust IV Series Reg S 4.625%, due 9/15/66 (a)		2,828,000	3,952,231
	General Electric Capital Corp.
	Series Reg S 5.50%, due 9/15/67 (a)		1,000,000	1,447,511
	Series Reg S 6.50%, due 9/15/67 (a)		£405,000	748,719
	Glen Meadow Pass-through Trust 6.505%, due 2/12/67 (a)(c)		$11,000,000	10,862,500
	Rio Oil Finance Trust 6.25%, due 7/6/24 (c)		3,500,000	3,646,496
				29,417,730
	Electric 0.7%
	Calpine Corp. 5.75%, due 1/15/25		9,040,000	8,836,600

	Entertainment 1.9%
	Isle of Capri Casinos, Inc.
	7.75%, due 3/15/19		5,500,000	5,775,000
	8.875%, due 6/15/20 (e)		6,150,000	6,519,000
	Mohegan Tribal Gaming Authority 9.75%, due 9/1/21		3,960,000	4,276,800
	Pinnacle Entertainment, Inc.
	7.75%, due 4/1/22		6,255,000	6,700,669
	8.75%, due 5/15/20		2,000,000	2,135,000
				25,406,469
	Finance - Auto Loans 0.4%
	Ally Financial, Inc.
	8.00%, due 11/1/31 (e)		3,360,000	4,191,600
	8.00%, due 11/1/31		1,090,000	1,354,325
				5,545,925
	Finance - Commercial 0.1%
	Textron Financial Corp. 6.00%, due 2/15/67 (a)(c)		1,010,000	909,000

	Finance - Consumer Loans 2.0%
	HSBC Finance Capital Trust IX 5.911%, due 11/30/35 (a)		5,980,000	6,204,250
	Navient LLC 8.00%, due 3/25/20 (e)		6,000,000	6,780,000
	SLM Corp. 7.25%, due 1/25/22		650,000	711,750
	Springleaf Finance Corp.
	6.00%, due 6/1/20		5,500,000	5,582,500
	6.50%, due 9/15/17 (e)		3,000,000	3,202,500
	7.75%, due 10/1/21		3,270,000	3,662,400
				26,143,400
	Finance - Other Services 1.2%
	Ausdrill Finance Pty, Ltd. 6.875%, due 11/1/19 (c)		2,740,000	2,493,400
	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp.
	5.875%, due 2/1/22		1,695,000	1,727,841
	6.00%, due 8/1/20		11,100,000	11,571,750
				15,792,991
	Food 4.2%
	Aramark Services, Inc. 5.75%, due 3/15/20		2,625,000	2,703,750
	ESAL GmbH 6.25%, due 2/5/23 (c)		2,700,000	2,639,250
	JBS Finance II, Ltd. 8.25%, due 1/29/18 (c)		8,000,000	8,440,000
	JBS USA LLC / JBS USA Finance, Inc. 5.875%, due 7/15/24 (c)		4,415,000	4,359,812
	Minerva Luxembourg S.A. 7.75%, due 1/31/23 (c)		10,375,000	11,114,219
	Premier Foods Finance PLC Series Reg S 6.50%, due 3/15/21		£6,100,000	10,015,414
	Smithfield Foods, Inc. 6.625%, due 8/15/22		$5,085,000	5,491,800
	Virgolino de Oliveira Finance S.A.
	10.50%, due 1/28/18 (c)		4,000,000	3,160,000
	10.875%, due 1/13/20 (c)		2,835,000	2,806,650
	11.75%, due 2/9/22 (c)		5,100,000	3,876,000
				54,606,895
	Forest Products & Paper 0.2%
	Stora Enso OYJ 7.25%, due 4/15/36 (c)		3,000,000	3,075,000

	Hand & Machine Tools 0.9%
	Mcron Finance Sub LLC / Mcron Finance Corp. 8.375%, due 5/15/19 (c)		4,320,000	4,719,600
	Milacron LLC / Mcron Finance Corp. 7.75%, due 2/15/21 (c)		6,000,000	6,465,000
				11,184,600
	Health Care - Products 1.6%
	Alere, Inc.
	6.50%, due 6/15/20 (e)		4,865,000	4,974,463
	7.25%, due 7/1/18		1,461,000	1,563,270
	8.625%, due 10/1/18		1,240,000	1,294,250
	Kinetic Concepts, Inc. / KCI U.S.A., Inc. 10.50%, due 11/1/18		4,525,000	5,011,437
	Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC 5.75%, due 8/1/22 (c)		8,640,000	8,683,200
				21,526,620
	Health Care - Services 3.2%
	CHS / Community Health Systems, Inc. 6.875%, due 2/1/22 (c)		9,750,000	9,969,375
	DaVita HealthCare Partners, Inc. 5.75%, due 8/15/22		4,500,000	4,747,500
	HCA, Inc. 5.00%, due 3/15/24 (e)		12,745,000	12,649,412
	MPH Acquisition Holdings LLC 6.625%, due 4/1/22 (c)		6,160,000	6,314,000
	Tenet Healthcare Corp. 8.125%, due 4/1/22 (e)		6,695,000	7,481,663
				41,161,950
	Holding Company - Diversified 0.1%
	Stena AB 7.00%, due 2/1/24 (c)		630,000	664,650

	Home Builders 3.4%
	Beazer Homes USA, Inc.
	5.75%, due 6/15/19		2,350,000	2,308,875
	7.25%, due 2/1/23 (e)		4,540,000	4,642,150
	8.125%, due 6/15/16 (e)		4,000,000	4,340,000
	K Hovnanian Enterprises, Inc.
	7.00%, due 1/15/19 (c)		2,350,000	2,361,750
	7.25%, due 10/15/20 (c)		6,080,000	6,399,200
	KB Home 9.10%, due 9/15/17		5,000,000	5,800,000
	PulteGroup, Inc. 7.875%, due 6/15/32		5,295,000	5,956,875
	Shea Homes, L.P. / Shea Homes Funding Corp. 8.625%, due 5/15/19		5,500,000	5,843,750
	Weyerhaeuser Real Estate Co. 5.875%, due 6/15/24 (c)		6,690,000	6,790,350
				44,442,950
	Household Products & Wares 1.4%
¤	Reynolds Group Issuer, Inc.
	8.25%, due 2/15/21 (e)		2,600,000	2,756,000
	8.50%, due 5/15/18 (e)		5,175,000	5,369,062
	9.00%, due 4/15/19		1,315,000	1,370,888
	9.875%, due 8/15/19 (e)		8,066,000	8,691,115
				18,187,065
	Insurance 5.8%
¤	American International Group, Inc.
	Series A3 4.875%, due 3/15/67 (a)		€6,100,000	8,533,733
	Series A2 5.75%, due 3/15/67 (a)		£6,700,000	11,764,070
	Series Reg S 8.00%, due 5/22/68 (a)		€3,750,000	6,063,387
	8.175%, due 5/15/68 (a)(e)		$4,000,000	5,525,000
	8.625%, due 5/22/68 (a)		£1,000,000	1,987,973
	Genworth Holdings, Inc. 6.15%, due 11/15/66 (a)		$11,906,000	10,834,460
	Liberty Mutual Group, Inc.
	7.80%, due 3/7/87 (c)		3,000,000	3,555,000
	10.75%, due 6/15/88 (a)(c)		2,000,000	3,095,000
	Lincoln National Corp.
	6.05%, due 4/20/67 (a)(e)		3,000,000	3,030,000
	7.00%, due 5/17/66 (a)(e)		3,840,000	3,943,200
	Oil Insurance, Ltd. 3.216%, due 12/29/49 (a)(c)		3,250,000	2,990,000
	Pacific Life Insurance Co.
	7.90%, due 12/30/23 (c)		2,000,000	2,586,840
	9.25%, due 6/15/39 (c)		1,000,000	1,543,140
	Pearl Group Holdings No. 1, Ltd. 6.586%, due 11/29/49 (a)		£4,624,000	7,603,722
	Swiss Re Capital I, L.P. 6.854%, due 5/29/49 (a)(c)		$2,500,000	2,656,250
				75,711,775
	Iron & Steel 3.1%
	AK Steel Corp.
	7.625%, due 5/15/20		3,985,000	4,074,662
	8.375%, due 4/1/22		2,700,000	2,841,750
¤	ArcelorMittal
	7.25%, due 3/1/41		8,105,000	8,267,100
	7.50%, due 10/15/39		10,695,000	11,149,537
	Severstal OAO Via Steel Capital S.A. 5.90%, due 10/17/22 (c)		7,750,000	7,517,500
	United States Steel Corp.
	7.00%, due 2/1/18 (e)		2,145,000	2,321,963
	7.375%, due 4/1/20		2,855,000	3,133,363
	7.50%, due 3/15/22		1,400,000	1,519,000
				40,824,875
	Lodging 2.5%
	Caesars Entertainment Operating Co., Inc. 9.00%, due 2/15/20		15,645,000	12,961,163
	Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Properties 8.00%, due 10/1/20 (c)		3,475,000	3,561,875
¤	MGM Resorts International
	6.75%, due 10/1/20		10,859,000	11,754,867
	8.625%, due 2/1/19		3,975,000	4,630,875
				32,908,780
	Machinery - Construction & Mining 0.6%
	Terex Corp.
	6.00%, due 5/15/21 (e)		6,620,000	6,934,450
	6.50%, due 4/1/20		750,000	796,875
				7,731,325
	Media 3.0%
	CCO Holdings LLC / CCO Holdings Capital Corp.
	5.75%, due 1/15/24 (e)		6,680,000	6,646,600
	7.375%, due 6/1/20		3,000,000	3,202,500
¤	Clear Channel Communications, Inc. 9.00%, due 3/1/21		16,175,000	16,720,906
	Clear Channel Worldwide Holdings, Inc.
	Series A 7.625%, due 3/15/20		559,000	584,155
	Series B 6.50%, due 11/15/22		1,000,000	1,050,000
	7.625%, due 3/15/20		5,147,000	5,404,350
	DISH DBS Corp. 6.75%, due 6/1/21		5,120,000	5,632,000
				39,240,511
	Metal Fabricate & Hardware 0.4%
	Mueller Water Products, Inc. 8.75%, due 9/1/20		1,476,000	1,616,220
	WPE International Cooperatief UA 10.375%, due 9/30/20 (c)		8,800,000	3,960,000
				5,576,220
	Mining 1.9%
	Aleris International, Inc.
	6.00%, due 6/1/20 (c)(f)(g)(h)		11,797	9,932
	7.625%, due 2/15/18		3,755,000	3,848,875
	7.875%, due 11/1/20		4,375,000	4,495,313
	Novelis, Inc. 8.75%, due 12/15/20		4,865,000	5,254,200
	Vedanta Resources PLC
	7.125%, due 5/31/23 (c)		1,000,000	1,056,250
	8.25%, due 6/7/21 (c)		8,435,000	9,552,637
				24,217,207
	Miscellaneous - Manufacturing 1.6%
	Bombardier, Inc.
	6.00%, due 10/15/22 (c)		1,240,000	1,215,200
	6.125%, due 1/15/23 (c)		5,000,000	4,925,000
	7.75%, due 3/15/20 (c)		2,995,000	3,234,600
	Gates Global LLC / Gates Global Co. 6.00%, due 7/15/22 (c)		12,355,000	12,046,125
				21,420,925
	Office Furnishings 0.1%
	Interface, Inc. 7.625%, due 12/1/18 (e)		1,530,000	1,602,675

	Oil & Gas 6.8%
	Berry Petroleum Co. 6.375%, due 9/15/22		7,995,000	8,154,900
¤	Chesapeake Energy Corp. 6.625%, due 8/15/20		15,100,000	16,827,062
	CITGO Petroleum Corp. 6.25%, due 8/15/22 (c)		3,915,000	4,032,450
	Concho Resources, Inc. 6.50%, due 1/15/22		2,500,000	2,662,500
	EP Energy LLC / EP Energy Finance, Inc. 9.375%, due 5/1/20		8,020,000	8,882,150
	Hilcorp Energy I, L.P. / Hilcorp Finance Co. 7.625%, due 4/15/21 (c)		4,770,000	5,115,825
	Linn Energy LLC / Linn Energy Finance Corp.
	6.25%, due 11/1/19		5,455,000	5,536,825
	7.75%, due 2/1/21		2,650,000	2,775,875
	8.625%, due 4/15/20		4,220,000	4,457,375
	Precision Drilling Corp.
	6.50%, due 12/15/21 (e)		2,865,000	3,044,063
	6.625%, due 11/15/20		1,600,000	1,672,000
	Samson Investment Co. 10.75%, due 2/15/20 (c)		9,245,000	9,360,562
	Swift Energy Co.
	7.875%, due 3/1/22		2,460,000	2,570,700
	8.875%, due 1/15/20		2,849,000	2,977,205
	Whiting Petroleum Corp. 5.75%, due 3/15/21		9,450,000	10,324,125
				88,393,617
	Oil & Gas Services 1.9%
	Basic Energy Services, Inc.
	7.75%, due 2/15/19		6,710,000	7,028,725
	7.75%, due 10/15/22		2,025,000	2,192,062
	CGG S.A. 6.50%, due 6/1/21 (e)		5,550,000	5,272,500
	Hornbeck Offshore Services, Inc. 5.00%, due 3/1/21		10,695,000	10,481,100
				24,974,387
	Packaging & Containers 0.5%
	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 6.00%, due 6/30/21 (c)		1,700,000	1,623,500
	Ball Corp. 4.00%, due 11/15/23 (e)		5,495,000	5,069,138
				6,692,638
	Pharmaceuticals 1.0%
	Valeant Pharmaceuticals International, Inc.
	5.625%, due 12/1/21 (c)		5,400,000	5,373,000
	7.50%, due 7/15/21 (c)		6,530,000	7,052,400
				12,425,400
	Pipelines 3.4%
	Atlas Pipeline Partners, L.P. / Atlas Pipeline Finance Corp.
	4.75%, due 11/15/21		4,000,000	3,780,000
	5.875%, due 8/1/23		4,165,000	4,092,112
	Georgian Oil and Gas Corp. 6.875%, due 5/16/17 (c)		5,350,000	5,676,885
	Kinder Morgan, Inc. 5.00%, due 2/15/21 (c)		8,160,000	8,272,200
	MarkWest Energy Partners, L.P. / MarkWest Energy Finance Corp.
	6.25%, due 6/15/22		1,333,000	1,416,312
	6.50%, due 8/15/21		293,000	309,848
	Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp.
	4.25%, due 11/15/23		3,000,000	2,910,000
	6.875%, due 2/1/21		5,500,000	5,816,250
	Tesoro Logistics, L.P. / Tesoro Logistics Finance Corp. 5.875%, due 10/1/20		1,400,000	1,442,000
	Williams Cos., Inc. (The) 4.55%, due 6/24/24		10,760,000	10,720,522
				44,436,129
	Real Estate Investment Trusts 0.1%
	American Tower Corp. 7.00%, due 10/15/17 (e)		1,100,000	1,271,959

	Semiconductors 0.6%
	Freescale Semiconductor, Inc.
	5.00%, due 5/15/21 (c)		3,150,000	3,134,250
	6.00%, due 1/15/22 (c)		4,908,000	5,055,240
				8,189,490
	Software 0.4%
	First Data Corp. 10.625%, due 6/15/21		4,940,000	5,609,988

	Telecommunications 7.2%
	CenturyLink, Inc. 6.75%, due 12/1/23 (e)		5,685,000	6,168,225
	Frontier Communications Corp. 8.50%, due 4/15/20 (e)		3,500,000	4,033,750
	Hughes Satellite Systems Corp. 7.625%, due 6/15/21		5,601,000	6,329,130
	Intelsat Luxembourg S.A.
	7.75%, due 6/1/21		10,584,000	10,822,140
	8.125%, due 6/1/23		3,410,000	3,546,400
	MetroPCS Wireless, Inc. 6.625%, due 11/15/20 (e)		1,550,000	1,627,500
¤	Sprint Capital Corp.
	6.875%, due 11/15/28		18,465,000	18,003,375
	6.90%, due 5/1/19		4,680,000	5,007,600
	8.75%, due 3/15/32		6,685,000	7,420,350
	Sprint Communications, Inc. 6.00%, due 11/15/22 (e)		6,325,000	6,230,125
	Sprint Corp. 7.875%, due 9/15/23 (c)		3,500,000	3,745,000
	T-Mobile USA, Inc.
	6.125%, due 1/15/22		5,225,000	5,375,219
	6.542%, due 4/28/20		8,000,000	8,360,000
	ViaSat, Inc. 6.875%, due 6/15/20		4,030,000	4,332,250
	Windstream Corp. 7.50%, due 4/1/23		3,000,000	3,195,000
				94,196,064
	Transportation 2.1%
	CHC Helicopter S.A. 9.25%, due 10/15/20		9,499,500	10,190,114
	Hapag-Lloyd A.G. 9.75%, due 10/15/17 (c)		4,770,000	5,056,200
	PHI, Inc. 5.25%, due 3/15/19 (c)		5,200,000	5,226,000
	Ukraine Railways via Shortline PLC 9.50%, due 5/21/18 (c)		8,370,000	7,158,024
				27,630,338
	Total Corporate Bonds (Cost $1,118,551,610)			1,169,804,606

	Foreign Bonds 9.1%
	Banks 4.5%
	ABN Amro Bank N.V. 4.31%, due 3/29/49 (a)		€8,500,000	11,581,110
	Bank of Scotland PLC 7.286%, due 11/29/49 (a)		£1,800,000	3,275,976
	Belfius Funding N.V. 1.228%, due 2/9/17 (a)		3,550,000	5,701,282
	HBOS Capital Fund L.P. Series A 6.461%, due 11/29/49 (a)		3,500,000	6,307,909
	HBOS PLC 5.125%, due 10/29/49 (a)		€1,000,000	1,322,312
¤	Royal Bank of Scotland N.V. 4.70%, due 6/10/19 (a)(h)		12,650,000	18,083,213
	Santander UK PLC 4.814%, due 9/28/49 (a)		£5,000,000	8,155,550
	UT2 Funding PLC 5.321%, due 6/30/16		€3,300,000	4,529,337
				58,956,689
	Diversified Financial Services 0.5%
	Ageas Hybrid Financing S.A. 5.125%, due 6/29/49 (a)		4,750,000	6,360,488

	Holding Company - Diversified 0.1%
	Stena AB Series Reg S 7.875%, due 3/15/20		1,000,000	1,570,036

	Insurance 2.0%
	Assicurazioni Generali S.p.A. 6.416%, due 12/29/49 (a)		£6,400,000	11,183,295
	Aviva PLC 6.875%, due 5/22/38 (a)		€2,000,000	3,119,987
	CNP Assurances 4.75%, due 12/29/49 (a)		2,000,000	2,781,877
	ING Groep N.V. 5.14%, due 3/29/49 (a)		£5,000,000	8,518,315
				25,603,474
	Packaging & Containers 1.3%
	Ardagh Packaging Finance PLC Series Reg S 9.25%, due 10/15/20		€5,700,000	8,300,437
	Rexam PLC 6.75%, due 6/29/67 (a)		6,300,000	8,815,637
				17,116,074
	Telecommunications 0.4%
	EN Germany Holdings B.V. 10.75%, due 11/15/15		3,414,000	4,594,832

	Transportation 0.3%
	Rede Ferroviaria Nacional - Refer Epe 4.25%, due 12/13/21		3,100,000	4,145,369

	Total Foreign Bonds (Cost $98,804,625)			118,346,962

	Loan Assignments 2.8% (i)
	Airlines 0.2%
	U.S. Airways Group, Inc. New Term Loan B1 3.50%, due 5/23/19		$2,970,000	2,950,695

	Auto Parts & Equipment 0.3%
	Allison Transmission, Inc. New Term Loan B3 3.75%, due 8/23/19		3,551,289	3,550,181

	Computers 0.0%‡
	SunGard Data Systems, Inc. Term Loan E 4.00%, due 3/8/20		593,278	594,013

	Entertainment 0.4%
	Scientific Games International, Inc. New Term Loan B 4.25%, due 10/18/20		4,975,000	4,899,484

	Food 0.1%
	Aramark Services, Inc.
	Term Loan F 3.25%, due 2/24/21		868,516	860,374
	Extended Synthetic LOC 2 3.734%, due 7/26/16		57,145	56,860
	Extended Synthetic LOC 3 3.734%, due 7/26/16		31,723	31,644
				948,878
	Health Care - Products 0.7%
	Ortho-Clinical Diagnostics, Inc. Term Loan B 4.75%, due 6/30/21		9,105,000	9,093,619

	Leisure Time 0.1%
	ClubCorp Club Operations, Inc. New Term Loan 4.00%, due 7/24/20		1,878,103	1,866,365

	Media 0.3%
	Charter Communications Operating, LLC Term Loan F 3.00%, due 1/3/21		381,611	372,820
¤	Clear Channel Communications, Inc. Term Loan D 6.905%, due 1/30/19		3,127,798	3,068,501
				3,441,321
	Mining 0.1%
	FMG Resources (August 2006) Pty, Ltd. New Term Loan B 3.75%, due 6/30/19		1,473,863	1,468,336

	Oil & Gas 0.6%
	MEG Energy Corp. Refi Term Loan 3.75%, due 3/31/20		7,780,350	7,776,179

	Real Estate 0.0%‡
	Realogy Corp. Extended Letter of Credit 4.635%, due 10/10/16		254,456	254,138

	Total Loan Assignments (Cost $36,709,313)			36,843,209

	Mortgage-Backed Securities 0.6%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.6%
	Banc of America Commercial Mortgage Trust Series 2007-2, Class A4 5.612%, due 4/10/49 (j)		600,000	654,685
	Banc of America Commercial Mortgage, Inc. Series 2005-J, Class 1A1 2.621%, due 11/25/35 (j)		579,698	514,410
	Bear Stearns Commercial Mortgage Securities Series 2006-PW14, Class A4 5.201%, due 12/11/38		590,000	637,477
	CD 2006-CD3 Mortgage Trust Series 2006-CD3, Class A5 5.617%, due 10/15/48		576,434	615,061
	Deutsche ALT-A Securities, Inc. Alternate Loan Trust Series 2005-5, Class 1A3 5.50%, due 11/25/35 (a)		338,526	315,409
	GreenPoint Mortgage Funding Trust Series 2007-AR2, Class 1A1 0.285%, due 4/25/47 (a)		6	6
	GS Mortgage Securities Corp. II Series 2007-GG10, Class A4 5.803%, due 8/10/45 (j)		576,411	635,367
	IndyMac Index Mortgage Loan Trust
	Series 2004-AR4, Class 3A 2.372%, due 8/25/34 (j)		530,461	529,213
	Series 2005-AR9, Class 4A2 2.456%, due 7/25/35 (j)		1,969,859	1,723,118
	Morgan Stanley Mortgage Loan Trust Series 2007-6XS, Class 2A1S 0.265%, due 2/25/47 (a)		1,080,043	1,015,700
	Structured Asset Securities Corp. Series 2005-11H, Class A2 5.00%, due 6/25/35 (f)		198,473	194,935
	Wells Fargo Mortgage Backed Securities Trust Series 2006-AR10, Class 5A2 2.612%, due 7/25/36 (j)		554,279	541,927
				7,377,308
	Residential Mortgage (Collateralized Mortgage Obligation) 0.0%‡
	WaMu Mortgage Pass-Through Certificates Series 2006-AR14, Class 1A1 2.049%, due 11/25/36 (j)		478,228	421,833

	Total Mortgage-Backed Securities (Cost $6,617,096)			7,799,141

	Total Long-Term Bonds (Cost $1,288,428,414)			1,357,853,501

		Shares
	Common Stocks 2.1%
	Auto Manufacturers 1.8%
¤	Ford Motor Co.	1,059,000	18,024,180
	General Motors Co.	142,163	4,807,953
	Motors Liquidation Co. GUC Trust (k)	19,523	470,504
			23,302,637
	Banks 0.3%
	Citigroup, Inc.	71,966	3,519,857

	Electric 0.0%‡
	Dynegy, Inc. (k)	13,120	348,336

	Mining 0.0%‡
	Aleris International, Inc. (f)(g)(h)	13,652	80,547
	Total Common Stocks (Cost $24,889,948)		27,251,377

	Preferred Stock 0.1%
	Diversified Financial Services 0.1%
	Citigroup Capital XIII 7.875% (a)	40,000	1,083,600

	Total Preferred Stock (Cost $1,000,000)		1,083,600

	Number of Warrants
Warrants 0.2%
Auto Manufacturers 0.2%
General Motors Co.
Strike Price $10.00 Expires 7/10/16 (k)	74,451	1,827,772
Strike Price $18.33 Expires 7/10/19 (k)	38,552	651,529
Total Warrants (Cost $2,201,542)		2,479,301

	Principal Amount
Short-Term Investment 0.5%
Repurchase Agreement 0.5%
State Street Bank and Trust Co. 0.00%, dated 7/31/14 due 8/1/14 Proceeds at Maturity $6,734,790 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.08% and a maturity date of 10/17/22, with a Principal Amount of $7,310,000 and a Market Value of $6,873,366)	$6,734,790	6,734,790

Total Short-Term Investment (Cost $6,734,790)		6,734,790

Total Investments, Before Investments Sold Short (Cost $1,323,254,694) (n)	106.8%	1,395,402,569

Long-Term Bonds Sold Short (7.3%)
Corporate Bonds Sold Short (2.2%)
Apparel (0.8%)
Levi Strauss & Co. 7.625%, due 5/15/20	(9,150,000)	(9,699,000)

Media (0.1%)
Time Warner Cable, Inc. 8.75%, due 2/14/19	(1,000,000)	(1,271,893)

Oil & Gas (0.5%)
Rice Energy, Inc. 6.25%, due 5/1/22 (c)	(6,685,000)	(6,618,150)

Pipelines (0.8%)
Access Midstream Partners, L.P. / ACMP Finance Corp. 4.875%, due 5/15/23	(10,115,000)	(10,418,450)

Total Corporate Bonds Sold Short (Proceeds $27,614,304)		(28,007,493)

U.S. Government Sold Short (5.1%)
United States Treasury Notes
0.375%, due 5/31/16	(33,000,000)	(32,947,134)
0.875%, due 2/28/17	(24,100,000)	(24,113,183)
1.50%, due 12/31/18	(10,000,000)	(9,940,620)
Total U.S. Government Sold Short (Proceeds $66,980,728)		(67,000,937)
Total Long-Term Bonds Sold Short (Proceeds $94,595,032)	(7.3)%	(95,008,430)
Total Investments, Net of Investments Sold Short (Cost $1,228,659,662)	99.5	1,300,394,139
Other Assets, Less Liabilities	0.5	6,798,099
Net Assets	100.0%	$1,307,192,238

	Contracts Short	Unrealized Appreciation (Depreciation) (l)
Futures Contracts 0.0% ‡

United States Treasury Notes September 2014 (2 Year) (m)	(1,730)	$496,341

Total Futures Contracts (Notional Amount $379,599,845)		$496,341

¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2014, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown was the rate in effect as of July 31, 2014.
(b)	Subprime mortgage investment or other asset-backed security. The total market value of these securities as of July 31, 2014 was $16,105,288, which represents 1.2% of the Fund's net assets.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Step coupon - Rate shown was the rate in effect as of July 31, 2014.
(e)	Security, or a portion thereof, was maintained in a segregated account at the Fund's custodian as collateral for securities Sold Short.
(f)	Illiquid security - The total market value of these securities as of July 31, 2014, was $285,414, which represented less than one-tenth of a percent of the Fund's net assets.
(g)	Restricted security.
(h)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2014, the total market value of these fair valued securities was $18,173,692, which represented 1.4% of the Fund's net assets.
(i)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the weighted average interest rate of all contracts within the floating rate loan facility as of July 31, 2014.
(j)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of July 31, 2014.
(k)	Non-income producing security.
(l)	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2014.
(m)	As of July 31, 2014, cash in the amount of $499,538 was on deposit with brokers for futures transactions.
(n)	As of July 31, 2014, cost was $1,323,918,712 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$94,394,565
Gross unrealized depreciation	(22,910,708)
Net unrealized appreciation	$71,483,857

The following abbreviations are used in the above portfolio:

£	—British Pound Sterling
€	—Euro
A$	—Australian Dollar

As of July 31, 2014, the Fund held the following foreign currency forward contracts:

Foreign Currency Sales Contracts	Expiration Date	Counterparty	Contract Amount Sold		Contract Amount Purchased		Unrealized Appreciation (Depreciation)

EUR vs. USD	9/18/14	JPMorgan Chase Bank	EUR	95,323,000	USD	129,611,160	USD	1,950,649
GBP vs. USD	9/18/14	JPMorgan Chase Bank	GBP	56,364,000		96,466,422		1,341,885
Net unrealized appreciation (depreciation) on foreign currency forward contracts							USD	3,292,534

At July 31, 2014, the Fund held the following OTC credit default swap contracts:

Reference Entity	Counterparty	Termination Date	Buy/Sell Protection[1]	Notional Amount (000)[2]	Receive (Pay) Fixed Rate[3]	Upfront Premiums Received (Paid)	Value	Unrealized Appreciation Depreciation[4]

Staples, Inc.
2.75%, 1/12/18	Credit Suisse First Boston	6/20/2019	Buy	$12,500	(1.00)%	$(852,541)	$717,923	$(134,618)

1  Buy—Fund pays premium and buys credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Sell—Fund receives premium and sells credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2  The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

3  The annual fixed rate represents the interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) annually on the notional amount of the credit default swap contract.

4  Represents the difference between the value of the credit default swap contracts at the time they were opened and the value at July 31, 2014.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2014, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$25,059,583	$—	$25,059,583
Corporate Bonds (b)	—	1,169,794,674	9,932	1,169,804,606
Foreign Bonds (c)	—	100,263,749	18,083,213	118,346,962
Loan Assignments (d)	—	36,532,211	310,998	36,843,209
Mortgage-Backed Securities	—	7,799,141	—	7,799,141
Total Long-Term Bonds	—	1,339,449,358	18,404,143	1,357,853,501
Common Stocks (e)	27,170,830	—	80,547	27,251,377
Preferred Stock	1,083,600	—	—	1,083,600
Warrants	2,479,301	—	—	2,479,301
Short-Term Investment
Repurchase Agreement	—	6,734,790	—	6,734,790
Total Investments in Securities	30,733,731	1,346,184,148	18,484,690	1,395,402,569
Other Financial Instruments
Foreign Currency Forward Contracts (f)	—	3,292,534	—	3,292,534
Futures Contracts Short (f)	496,341	—	—	496,341
Total Other Financial Instruments	496,341	3,292,534	—	3,788,875
Total Investments in Securities and Other Financial Instruments	$31,230,072	$1,349,476,682	$18,484,690	$1,399,191,444

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities Sold Short (a)
Long-Term Bonds Sold Short
Corporate Bonds Sold Short	$—	$(28,007,493)	$—	$(28,007,493)
U.S. Government Sold Short	—	(67,000,937)	—	(67,000,937)
Total Long-Term Bonds Sold Short	—	(95,008,430)	—	(95,008,430)
Other Financial Instruments
Credit Default Swap Contracts	—	(134,618)	—	(134,618)
Total Other Financial Instruments	—	(134,618)	—	(134,618)
Total Investments in Securities Sold Short and Other Financial Instruments	$—	$(95,143,048)	$—	$(95,143,048)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $9,932 is held in Mining within the Corporate Bonds section of the Portfolio of Investments.

(c)	The Level 3 security valued at $18,083,213 is held in Banks within the Foreign Bonds section of the Portfolio of Investments.

(d)	The Level 3 securities valued at $56,860 and $254,138 are held in Food and Real Estate, respectively, within Loan Assignments whose values were obtained from an independent pricing service which used a single broker quote to measure such value as referenced in the Portfolio of Investments.

(e)	The Level 3 security valued at $80,547 is held in Mining within the Common Stocks section of the Portfolio of Investments.

(f)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2014, a security with a market value of $57,168 transferred from Level 2 to Level 3. The transfer occurred as a result of the value for certain Loan Assignments obtained from an independent pricing service utilizing a single broker quote with significant unobservable inputs. The fair value obtained for this security from an independent pricing service as of October 31, 2013, utilized the average of multiple bid quotations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales		Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2014
Long-Term Bonds
Corporate Bonds
Mining	$11,797	$-	$-	$(1,865)	$-	$-		$-	$-	$9,932	$(1,865)
Foreign Bonds
Banks	17,282,532	270,062	-	530,619	-	-		-	-	18,083,213	530,619
Loan Assignments
Auto Parts & Equipment	5,351,657	4,690	23,430	(91,008)	-	(5,288,769)		-	-	-	-
Food	-	840	-	(1,148)	-	-		57,168	-	56,860	(1,148)
Real Estate	358,798	3,675	3,424	(7,417)	-	(104,342	)(a)	-	-	254,138	(3,993)
Common Stock
Mining	177,203	-	-	(96,656)	-	-		-	-	80,547	(96,656)
Total	$23,181,987	$279,267	$26,854	$332,525	$-	$(5,393,111)		$57,168	$-	$18,484,690	$426,957

(a) Sales include principal reductions.

As of July 31, 2014, the Fund held the following restricted securities:

Security	Date of Acquisition	Shares/ Principal Amount	Cost	7/31/14 Value	Percent of Net Assets
Aleris International, Inc.
Common Stock	7/6/10	13,652	$922,364	$80,547	0.0	%‡
Corporate Bond 6.00%, due 6/1/20	7/6/10	$11,797	8,872	9,932	0.0	‡
Total			$931,236	$90,479	0.0	%‡

‡ Less than one-tenth of a percent.

MainStay ICAP Equity Fund
Portfolio of Investments July 31, 2014 (Unaudited)

		Shares	Value
	Common Stocks 98.4% †
	Aerospace & Defense 6.3%
¤	Boeing Co. (The)	328,700	$39,601,776
¤	Honeywell International, Inc.	384,225	35,283,382
			74,885,158
	Auto Components 2.4%
	Johnson Controls, Inc.	607,721	28,708,740

	Automobiles 2.9%
	Ford Motor Co.	2,037,750	34,682,505

	Banks 9.4%
¤	Bank of America Corp.	2,430,950	37,071,988
¤	Citigroup, Inc.	814,550	39,839,640
	PNC Financial Services Group, Inc.	409,200	33,783,552
			110,695,180
	Capital Markets 6.9%
	Ameriprise Financial, Inc.	203,300	24,314,680
¤	Goldman Sachs Group, Inc. (The)	212,700	36,769,449
	Northern Trust Corp.	302,500	20,234,225
			81,318,354
	Chemicals 4.0%
	Monsanto Co.	306,719	34,686,852
	Mosaic Co. (The)	281,550	12,982,270
			47,669,122
	Communications Equipment 1.8%
	Cisco Systems, Inc.	840,700	21,210,861

	Consumer Finance 2.6%
	Capital One Financial Corp.	386,450	30,738,233

	Containers & Packaging 0.8%
	Owens-Illinois, Inc. (a)	309,791	9,662,381

	Diversified Telecommunication Services 0.9%
	BCE, Inc.	241,349	10,928,283

	Electric Utilities 2.1%
	Exelon Corp.	810,400	25,187,232

	Energy Equipment & Services 3.6%
	Cameron International Corp. (a)	276,400	19,599,524
	Halliburton Co.	327,650	22,604,574
			42,204,098
	Food & Staples Retailing 2.1%
	CVS Caremark Corp.	329,350	25,149,166

	Health Care Equipment & Supplies 1.9%
	Covidien PLC	253,406	21,922,153

	Health Care Providers & Services 4.1%
	Express Scripts Holding Co. (a)	197,600	13,762,840
	UnitedHealth Group, Inc.	424,700	34,421,935
			48,184,775
	Industrial Conglomerates 4.4%
¤	General Electric Co.	2,039,900	51,303,485

	Insurance 3.0%
¤	ACE, Ltd.	350,441	35,079,144

	Media 13.2%
¤	Comcast Corp. Class A	750,830	40,342,096
	Liberty Media Corp. Class A (a)	129,550	6,095,328
	Liberty Media Corp. Class C (a)	259,100	12,177,700
	Omnicom Group, Inc.	249,750	17,480,002
	Time Warner, Inc.	376,095	31,223,407
	Time, Inc. (a)	525,099	12,654,886
¤	Viacom, Inc. Class B	427,684	35,356,636
			155,330,055
	Oil, Gas & Consumable Fuels 5.4%
	Encana Corp.	624,950	13,467,672
	Exxon Mobil Corp.	350,600	34,688,364
	Southwestern Energy Co. (a)	389,950	15,824,171
			63,980,207
	Pharmaceuticals 10.1%
	Bristol-Myers Squibb Co.	624,600	31,617,252
	Novartis A.G., Sponsored ADR	172,000	14,953,680
¤	Pfizer, Inc.	1,619,620	46,483,094
	Valeant Pharmaceuticals International, Inc. (a)	219,800	25,802,322
			118,856,348
	Real Estate Investment Trusts 1.6%
	American Tower Corp.	195,200	18,424,928

	Semiconductors & Semiconductor Equipment 2.8%
	Texas Instruments, Inc.	707,088	32,702,820

	Software 2.5%
	Oracle Corp.	734,250	29,656,358

	Technology Hardware, Storage & Peripherals 1.6%
	NetApp, Inc.	481,850	18,715,054

	Wireless Telecommunication Services 2.0%
	Vodafone Group PLC, Sponsored ADR	718,068	23,854,219

	Total Common Stocks (Cost $898,154,572)		1,161,048,859

	Principal Amount
Short-Term Investment 1.0%
Repurchase Agreement 1.0%
State Street Bank and Trust Co. 0.00%, dated 7/31/14 due 8/1/14 Proceeds at Maturity $11,217,242 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.06% and a maturity date of 10/17/22, with a Principal Amount of $12,190,000 and a Market Value of $11,442,887)	$11,217,242	11,217,242

Total Short-Term Investment (Cost $11,217,242)		11,217,242

Total Investments (Cost $909,371,814) (b)	99.4%	1,172,266,101
Other Assets, Less Liabilities	0.6	7,470,492

Net Assets	100.0%	$1,179,736,593

¤	Among the Fund's 10 largest holdings, as of July 31, 2014, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	As of July 31, 2014, cost was $914,723,147 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$276,674,259
Gross unrealized depreciation	(19,131,305)
Net unrealized appreciation	$257,542,954

The following abbreviation is used in the above portfolio:
ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2014, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$1,161,048,859	$—	$—	$1,161,048,859
Short-Term Investment
Repurchase Agreement	—	11,217,242	—	11,217,242
Total Investments in Securities	$1,161,048,859	$11,217,242	$—	$1,172,266,101

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2014, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay ICAP Global Fund
Portfolio of Investments July 31, 2014 (Unaudited)

		Shares	Value
	Common Stocks 98.0% †
	Canada 3.3%
	BCE, Inc. (Diversified Telecommunication Services)	28,150	$1,274,632
	Encana Corp. (Oil, Gas & Consumable Fuels)	42,600	918,030
			2,192,662
	China 0.3%
	China Huishan Dairy Holdings Co., Ltd. (Food Products) (a)	953,000	216,422

	France 3.8%
	Total S.A. (Oil, Gas & Consumable Fuels)	20,400	1,313,657
	Vallourec S.A. (Machinery)	28,050	1,240,806
			2,554,463
	Germany 5.8%
	Bayer A.G. (Pharmaceuticals)	8,250	1,092,785
	Daimler A.G. (Automobiles)	8,700	720,886
	Fresenius SE & Co. KGaA (Health Care Providers & Services)	5,050	756,691
	SAP S.E. (Software)	17,050	1,343,821
			3,914,183
	Italy 3.1%
	ENI S.p.A. (Oil, Gas & Consumable Fuels)	38,950	994,093
	UniCredit S.p.A. (Banks)	138,114	1,083,758
			2,077,851
	Japan 12.3%
	Bridgestone Corp. (Auto Components)	34,350	1,249,577
¤	Mitsubishi Corp. (Trading Companies & Distributors)	79,100	1,680,966
¤	Mitsubishi Estate Co., Ltd. (Real Estate Management & Development)	75,600	1,872,270
¤	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	34,900	2,327,458
	Tokio Marine Holdings, Inc. (Insurance)	35,500	1,129,208
			8,259,479
	Netherlands 3.8%
	Akzo Nobel N.V. (Chemicals)	9,140	659,555
	ING Groep N.V. (Diversified Financial Services) (a)	74,700	974,764
	Wolters Kluwer N.V. (Media)	34,050	943,581
			2,577,900
	Singapore 2.1%
	DBS Group Holdings, Ltd. (Banks)	98,150	1,433,501

	Switzerland 6.8%
	ABB, Ltd. (Electrical Equipment) (a)	61,400	1,417,521
	Julius Baer Group, Ltd. (Capital Markets) (a)	35,350	1,507,359
¤	Novartis A.G. (Pharmaceuticals)	19,250	1,685,103
			4,609,983
	Thailand 0.4%
	Intouch Holdings PCL, NVDR (Wireless Telecommunication Services)	112,900	240,849

	United Kingdom 5.2%
	Lloyds Banking Group PLC (Banks) (a)	981,050	1,229,807
	Pearson PLC (Media)	35,400	681,928
¤	Vodafone Group PLC, Sponsored ADR (Diversified Telecommunication Services)	48,113	1,598,314
			3,510,049
	United States 51.1%
	ACE, Ltd. (Insurance)	8,400	840,840
	Bank of America Corp. (Banks)	95,600	1,457,900
	Boeing Co. (The) (Aerospace & Defense)	13,150	1,584,312
	Bristol-Myers Squibb Co. (Pharmaceuticals)	27,900	1,412,298
	Cameron International Corp. (Energy Equipment & Services) (a)	14,100	999,831
	Cisco Systems, Inc. (Communications Equipment)	35,750	901,973
¤	Citigroup, Inc. (Banks)	35,450	1,733,859
¤	Comcast Corp. Class A (Media)	31,050	1,668,316
	Exelon Corp. (Electric Utilities)	38,900	1,209,012
	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	15,400	1,523,676
	Ford Motor Co. (Automobiles)	71,250	1,212,675
¤	General Electric Co. (Industrial Conglomerates)	68,450	1,721,517
	Goldman Sachs Group, Inc. (The) (Capital Markets)	8,350	1,443,465
	Halliburton Co. (Energy Equipment & Services)	10,650	734,744
	Johnson Controls, Inc. (Auto Components)	16,500	779,460
¤	Monsanto Co. (Chemicals)	14,250	1,611,532
	Mosaic Co. (The) (Chemicals)	15,400	710,094
	NetApp, Inc. (Technology Hardware, Storage & Peripherals)	23,100	897,204
	Oracle Corp. (Software)	34,700	1,401,533
¤	Pfizer, Inc. (Pharmaceuticals)	80,400	2,307,480
	PNC Financial Services Group, Inc. (Banks)	16,750	1,382,880
	Southwestern Energy Co. (Oil, Gas & Consumable Fuels) (a)	19,000	771,020
	Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	22,500	1,040,625
	Time Warner, Inc. (Media)	13,735	1,140,280
	UnitedHealth Group, Inc. (Health Care Providers & Services)	15,300	1,240,065
	Valeant Pharmaceuticals International, Inc. (Pharmaceuticals) (a)	9,550	1,121,075
	Viacom, Inc. Class B (Media)	18,500	1,529,395
			34,377,061
	Total Common Stocks (Cost $55,438,785)		65,964,403

	Principal Amount
Short-Term Investment 1.4%
Repurchase Agreement 1.4%
United States 1.4%
State Street Bank and Trust Co. 0.00%, dated 7/31/14 due 8/1/14 Proceeds at Maturity $930,705 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.08% and a maturity date of 10/17/22, with a Principal Amount of $1,010,000 and a Market Value of $949,672 (Capital Markets)	$930,705	930,705
Total Short-Term Investment (Cost $930,705)		930,705

Total Investments (Cost $56,369,490) (b)	99.4%	66,895,108
Other Assets, Less Liabilities	0.6	384,500

Net Assets	100.0%	$67,279,608

¤	Among the Fund's 10 largest holdings, as of July 31, 2014, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	As of July 31, 2014, cost was $56,501,763 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$11,964,099
Gross unrealized depreciation	(1,570,754)
Net unrealized appreciation	$10,393,345

The following abbreviations are used in the above portfolio:
ADR	—American Depositary Receipt
NVDR	—Non-Voting Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2014, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$65,964,403	$—	$—	$65,964,403
Short-Term Investment
Repurchase Agreement	—	930,705	—	930,705
Total Investments in Securities	$65,964,403	$930,705	$—	$66,895,108

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

As of October 31, 2013 and July 31, 2014, foreign equity securities were not fair valued, as a result there were no transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2014, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay ICAP International Fund
Portfolio of Investments July 31, 2014 (Unaudited)

		Shares	Value
	Common Stocks 98.2% †
	Canada 4.6%
	BCE, Inc. (Diversified Telecommunication Services)	1,567,400	$70,971,872
	Encana Corp. (Oil, Gas & Consumable Fuels)	1,583,900	34,133,045
			105,104,917
	China 0.3%
	China Huishan Dairy Holdings Co., Ltd. (Food Products) (a)	27,210,200	6,179,309

	France 9.0%
	Pernod-Ricard S.A. (Beverages)	202,750	22,723,916
	Sanofi (Pharmaceuticals)	483,350	50,885,216
	Total S.A. (Oil, Gas & Consumable Fuels)	1,232,900	79,392,501
	Vallourec S.A. (Machinery)	1,209,289	53,493,531
			206,495,164
	Germany 16.2%
¤	Bayer A.G. (Pharmaceuticals)	702,050	92,992,732
	Daimler A.G. (Automobiles)	668,900	55,425,339
	Deutsche Wohnen A.G. (Real Estate Management & Development)	1,379,300	29,948,325
	Fresenius SE & Co. KGaA (Health Care Providers & Services)	324,200	48,578,036
	SAP S.E. (Software)	679,850	53,583,393
	Siemens A.G. (Industrial Conglomerates)	457,950	56,661,346
	ThyssenKrupp A.G. (Metals & Mining) (a)	1,229,280	34,839,021
			372,028,192
	Italy 5.4%
	ENI S.p.A. (Oil, Gas & Consumable Fuels)	2,662,550	67,954,390
	UniCredit S.p.A. (Banks)	7,332,599	57,537,688
			125,492,078
	Japan 21.4%
¤	Bridgestone Corp. (Auto Components)	2,265,250	82,404,759
¤	Mitsubishi Corp. (Trading Companies & Distributors)	5,333,950	113,352,595
¤	Mitsubishi Estate Co., Ltd. (Real Estate Management & Development)	3,618,250	89,607,660
¤	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	1,900,750	126,759,782
¤	Tokio Marine Holdings, Inc. (Insurance)	2,508,650	79,796,848
			491,921,644
	Netherlands 9.2%
	Akzo Nobel N.V. (Chemicals)	614,758	44,361,807
	ASML Holding N.V. (Semiconductors & Semiconductor Equipment)	388,750	36,834,526
	ING Groep N.V. (Diversified Financial Services) (a)	4,601,300	60,042,566
	NN Group N.V. (Insurance) (a)	794,600	22,397,395
	Wolters Kluwer N.V. (Media)	1,760,100	48,775,264
			212,411,558
	Singapore 3.5%
¤	DBS Group Holdings, Ltd. (Banks)	5,468,550	79,869,323

	Switzerland 13.8%
¤	ABB, Ltd. (Electrical Equipment) (a)	3,582,550	82,709,105
	Holcim, Ltd. (Construction Materials) (a)	765,800	61,432,539
	Julius Baer Group, Ltd. (Capital Markets) (a)	1,775,650	75,715,474
¤	Novartis A.G. (Pharmaceuticals)	1,126,100	98,576,347
			318,433,465
	Thailand 0.3%
	Intouch Holdings PCL, NVDR (Wireless Telecommunication Services)	3,262,700	6,960,291

	United Kingdom 12.3%
	Lloyds Banking Group PLC (Banks) (a)	62,638,100	78,520,762
	Pearson PLC (Media)	2,305,050	44,403,322
	Smith & Nephew PLC (Health Care Equipment & Supplies)	1,980,700	34,309,590
¤	Vodafone Group PLC, Sponsored ADR (Wireless Telecommunication Services)	2,897,704	96,261,727
	WPP PLC (Media)	1,511,250	30,209,079
			283,704,480
	United States 2.2%
	Valeant Pharmaceuticals International, Inc. (Pharmaceuticals) (a)	438,950	51,528,340

	Total Common Stocks (Cost $2,007,566,238)		2,260,128,761

	Principal Amount
Short-Term Investment 1.3%
Repurchase Agreement 1.3%
United States 1.3%
State Street Bank and Trust Co. 0.00%, dated 7/31/14 due 8/1/14 Proceeds at Maturity $28,666,950 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.06% and a maturity date of 10/17/22, with a Principal Amount of $31,150,000 and a Market Value of $29,240,848) (Capital Markets)	$28,666,950	28,666,950

Total Short-Term Investment (Cost $28,666,950)		28,666,950

Total Investments (Cost $2,036,233,188) (b)	99.5%	2,288,795,711
Other Assets, Less Liabilities	0.5	12,267,205
Net Assets	100.0%	$2,301,062,916

¤	Among the Fund's 10 largest holdings, as of July 31, 2014, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	As of July 31, 2014, cost was $2,044,234,678 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$305,643,246
Gross unrealized depreciation	(61,082,213)
Net unrealized appreciation	$244,561,033

The following abbreviations are used in the above portfolio:
ADR	—American Depositary Receipt
NVDR	—Non-Voting Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2014, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$2,260,128,761	$—	$—	$2,260,128,761
Short-Term Investment
Repurchase Agreement	—	28,666,950	—	28,666,950
Total Investments in Securities	$2,260,128,761	$28,666,950	$—	$2,288,795,711

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

As of October 31, 2013 and July 31, 2014, foreign equity securities were not fair valued, as a result there were no transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2014, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay ICAP Select Equity Fund
Portfolio of Investments July 31, 2014 (Unaudited)

		Shares	Value
	Common Stocks 97.5% †
	Aerospace & Defense 4.3%
¤	Boeing Co. (The)	1,925,750	$232,014,361

	Auto Components 3.5%
¤	Johnson Controls, Inc.	3,967,225	187,411,709

	Automobiles 3.4%
	Ford Motor Co.	10,971,100	186,728,122

	Banks 11.7%
¤	Bank of America Corp.	13,823,850	210,813,712
¤	Citigroup, Inc.	4,573,557	223,692,673
¤	PNC Financial Services Group, Inc.	2,394,150	197,661,024
			632,167,409
	Capital Markets 3.7%
¤	Goldman Sachs Group, Inc. (The)	1,177,350	203,528,494

	Chemicals 4.8%
	Monsanto Co.	1,634,553	184,851,599
	Mosaic Co. (The)	1,626,300	74,988,693
			259,840,292
	Communications Equipment 2.2%
	Cisco Systems, Inc.	4,659,537	117,560,119

	Consumer Finance 3.2%
	Capital One Financial Corp.	2,184,222	173,733,018

	Electric Utilities 2.6%
	Exelon Corp.	4,549,600	141,401,568

	Energy Equipment & Services 4.3%
	Cameron International Corp. (a)	1,443,950	102,390,494
	Halliburton Co.	1,909,300	131,722,607
			234,113,101
	Food & Staples Retailing 3.0%
	CVS Caremark Corp.	2,149,750	164,154,910

	Health Care Providers & Services 3.2%
	UnitedHealth Group, Inc.	2,155,150	174,674,908

	Industrial Conglomerates 6.2%
¤	General Electric Co.	13,370,915	336,278,512

	Insurance 2.7%
	ACE, Ltd.	1,472,900	147,437,290

	Media 12.3%
¤	Comcast Corp. Class A	4,560,550	245,038,352
	Liberty Media Corp. Class C (a)	992,900	46,666,300
	Time Warner, Inc.	2,030,424	168,565,800
¤	Viacom, Inc. Class B	2,522,244	208,513,911
			668,784,363
	Oil, Gas & Consumable Fuels 6.3%
	Encana Corp.	3,229,850	69,603,268
	Exxon Mobil Corp.	1,880,914	186,097,631
	Southwestern Energy Co. (a)	2,146,266	87,095,474
			342,796,373
	Pharmaceuticals 11.7%
	Bristol-Myers Squibb Co.	3,661,900	185,365,378
¤	Pfizer, Inc.	10,811,303	310,284,396
	Valeant Pharmaceuticals International, Inc. (a)	1,176,750	138,138,683
			633,788,457
	Semiconductors & Semiconductor Equipment 3.3%
	Texas Instruments, Inc.	3,820,250	176,686,562

	Software 3.1%
	Oracle Corp.	4,144,850	167,410,492

	Technology Hardware, Storage & Peripherals 2.0%
	NetApp, Inc.	2,848,600	110,639,624

	Total Common Stocks (Cost $4,241,464,243)		5,291,149,684

	Principal Amount
Short-Term Investment 1.8%
Repurchase Agreement 1.8%
State Street Bank and Trust Co. 0.00%, dated 7/31/14 due 8/1/14 Proceeds at Maturity $96,666,345 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 1.96% and a maturity date of 11/7/22, with a Principal Amount of $106,170,000 and a Market Value of $98,600,398)	$96,666,345	96,666,345

Total Short-Term Investment (Cost $96,666,345)		96,666,345

Total Investments (Cost $4,338,130,588) (b)	99.3%	5,387,816,029
Other Assets, Less Liabilities	0.7	36,385,148
Net Assets	100.0%	$5,424,201,177

¤	Among the Fund's 10 largest holdings, as of July 31, 2014, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	As of July 31, 2014, cost was $4,356,673,621 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$1,110,387,316
Gross unrealized depreciation	(79,244,908)
Net unrealized appreciation	$1,031,142,408

The following is a summary of the fair valuations according to the inputs used as of July 31, 2014, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$5,291,149,684	$—	$—	$5,291,149,684
Short-Term Investment
Repurchase Agreement	—	96,666,345	—	96,666,345
Total Investments in Securities	$5,291,149,684	$96,666,345	$—	$5,387,816,029

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2014, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Indexed Bond Fund

Portfolio of Investments July 31, 2014 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 99.3%†
	Asset-Backed Securities 0.6%
	Airlines 0.0%‡
	Continental Airlines, Inc. Series 1992-2, Class A1 7.256%, due 9/15/21	$41,891	$47,442

	Auto Floor Plan 0.2%
	Ford Credit Floorplan Master Owner Trust A Series 2013-4, Class A2 0.702%, due 6/15/20 (a)	600,000	601,910

	Automobile 0.2%
	Chesapeake Funding LLC Series 2013-1A, Class A 0.606%, due 1/7/25 (a)(b)	872,097	873,215

	Home Equity 0.1%
	Equity One ABS, Inc. Series 2003-4, Class AF6 5.323%, due 10/25/34 (c)(d)	85,312	87,449
	RAMP Trust Series 2003-RZ5, Class A7 5.47%, due 9/25/33 (d)	39,891	41,247
	Saxon Asset Securities Trust Series 2003-1, Class AF5 5.394%, due 6/25/33 (c)(d)	96,707	100,041
			228,737

	Other ABS 0.1%
	JPMorgan Mortgage Acquisition Trust Series 2007-HE1, Class AF3 4.934%, due 3/25/47 (c)(d)	500,000	376,218

	Total Asset-Backed Securities (Cost $2,233,449)		2,127,522

	Corporate Bonds 26.2%
	Aerospace & Defense 0.5%
	Boeing Co. (The) 6.125%, due 2/15/33	250,000	322,429
	General Dynamics Corp. 3.60%, due 11/15/42	250,000	228,706
	L-3 Communications Corp. 5.20%, due 10/15/19	100,000	110,725
	Lockheed Martin Corp. 4.85%, due 9/15/41	100,000	109,224
	Northrop Grumman Corp. 5.05%, due 8/1/19	100,000	111,957
	United Technologies Corp.
	3.10%, due 6/1/22	300,000	302,049
	4.50%, due 4/15/20	200,000	221,364
	4.50%, due 6/1/42	100,000	103,685
			1,510,139
	Agriculture 0.1%
	Archer-Daniels-Midland Co. 4.535%, due 3/26/42	216,000	226,232

	Apparel 0.0%‡
	VF Corp. 6.45%, due 11/1/37	50,000	63,942

	Auto Manufacturers 0.1%
	Daimler Finance N.A. LLC 8.50%, due 1/18/31	150,000	226,250

	Auto Parts & Equipment 0.0%‡
	Johnson Controls, Inc.
	5.50%, due 1/15/16	50,000	53,354
	6.00%, due 1/15/36	50,000	59,462
			112,816
	Banks 5.7%
¤	Bank of America Corp.
	2.00%, due 1/11/18	1,250,000	1,251,374
	5.25%, due 12/1/15	200,000	210,432
	5.42%, due 3/15/17	900,000	983,344
	5.70%, due 1/24/22	325,000	373,800
	Bank of Nova Scotia 2.05%, due 6/5/19	250,000	247,305
	Barclays Bank PLC 2.50%, due 2/20/19	500,000	504,576
	BNP Paribas S.A. 3.25%, due 3/3/23	250,000	246,200
	Capital One Financial Corp.
	1.00%, due 11/6/15	250,000	250,720
	5.25%, due 2/21/17	100,000	109,579
	Citigroup, Inc.
	4.45%, due 1/10/17	100,000	107,227
	4.50%, due 1/14/22	200,000	215,362
	4.875%, due 5/7/15	350,000	360,984
	5.875%, due 2/22/33	450,000	504,100
	6.125%, due 11/21/17	500,000	567,751
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
	4.50%, due 1/11/21	300,000	329,717
	5.75%, due 12/1/43	250,000	286,193
	Deutsche Bank A.G. 6.00%, due 9/1/17	325,000	367,134
	Fifth Third Bank 4.75%, due 2/1/15	250,000	255,173
	Goldman Sachs Group, Inc. (The)
	3.625%, due 1/22/23	150,000	149,015
	5.95%, due 1/18/18	500,000	563,667
	6.00%, due 6/15/20	900,000	1,041,914
	6.25%, due 9/1/17	200,000	226,583
	JPMorgan Chase & Co.
	4.40%, due 7/22/20	750,000	812,628
	4.85%, due 2/1/44	250,000	261,190
	JPMorgan Chase Bank N.A. 6.00%, due 10/1/17	785,000	886,086
	Korea Development Bank (The)
	3.50%, due 8/22/17	500,000	525,727
	4.375%, due 8/10/15	300,000	310,690
	Kreditanstalt fuer Wiederaufbau
	4.50%, due 7/16/18	850,000	945,662
	Series G 4.875%, due 1/17/17	850,000	931,278
	Landwirtschaftliche Rentenbank 5.125%, due 2/1/17	475,000	524,058
	Morgan Stanley
	5.50%, due 7/24/20	1,000,000	1,134,145
	6.25%, due 8/28/17	300,000	339,578
	Northern Trust Corp. 3.45%, due 11/4/20	100,000	105,333
	PNC Bank N.A. 5.25%, due 1/15/17	175,000	190,944
	PNC Funding Corp. 5.125%, due 2/8/20	100,000	113,669
	Royal Bank of Scotland PLC (The)
	4.375%, due 3/16/16	200,000	210,684
	5.05%, due 1/8/15	100,000	101,833
	State Street Bank & Trust Co. 5.25%, due 10/15/18	100,000	112,413
	SunTrust Banks, Inc. 5.40%, due 4/1/20	15,000	16,648
	UBS A.G.
	5.875%, due 7/15/16	125,000	136,303
	5.875%, due 12/20/17	200,000	227,242
	7.75%, due 9/1/26	100,000	129,969
	Wachovia Bank N.A. 5.60%, due 3/15/16	200,000	215,375
	Wachovia Corp. 5.50%, due 8/1/35	125,000	140,955
	Wells Fargo & Co.
	4.48%, due 1/16/24	103,000	108,925
	4.60%, due 4/1/21	250,000	276,408
	Wells Fargo Bank N.A. 5.95%, due 8/26/36	150,000	187,709
	Westpac Banking Corp. 3.00%, due 12/9/15	300,000	309,797
			18,407,399
	Beverages 0.6%
	Anheuser-Busch Cos. LLC 6.45%, due 9/1/37	300,000	397,388
	Anheuser-Busch InBev Worldwide, Inc. 3.75%, due 7/15/42	200,000	182,752
	Beam, Inc. 5.375%, due 1/15/16	18,000	19,092
	Brown-Forman Corp. 3.75%, due 1/15/43	50,000	46,112
	Coca-Cola Co. (The) 3.15%, due 11/15/20	275,000	286,514
	Diageo Capital PLC 2.625%, due 4/29/23	350,000	334,092
	Pepsi Bottling Group, Inc. (The) 7.00%, due 3/1/29	60,000	79,682
	PepsiCo., Inc. 5.00%, due 6/1/18	500,000	558,702
			1,904,334
	Biotechnology 0.1%
	Amgen, Inc.
	3.45%, due 10/1/20	150,000	154,517
	5.85%, due 6/1/17	150,000	167,921
	6.40%, due 2/1/39	100,000	124,540
			446,978
	Building Materials 0.1%
	CRH America, Inc.
	4.125%, due 1/15/16	100,000	104,532
	6.00%, due 9/30/16	100,000	110,083
	Lafarge S.A.
	6.50%, due 7/15/16	50,000	54,400
	7.125%, due 7/15/36	50,000	57,625
			326,640
	Chemicals 0.3%
	Dow Chemical Co. (The) 4.125%, due 11/15/21	350,000	372,132
	E.I. du Pont de Nemours & Co. 3.625%, due 1/15/21	100,000	106,038
	Eastman Chemical Co. 4.50%, due 1/15/21	50,000	53,349
	LYB International Finance B.V. 4.00%, due 7/15/23	200,000	208,307
	Potash Corporation of Saskatchewan, Inc. 4.875%, due 3/30/20	150,000	168,527
	Rohm & Haas Co. 7.85%, due 7/15/29	100,000	137,543
			1,045,896
	Commercial Services 0.0%‡
	R.R. Donnelley & Sons Co. 5.50%, due 5/15/15	3,000	3,098
	Western Union Co. (The) 5.93%, due 10/1/16	130,000	142,056
			145,154
	Computers 0.3%
	Hewlett-Packard Co.
	2.20%, due 12/1/15	150,000	152,879
	4.375%, due 9/15/21	150,000	160,083
	International Business Machines Corp.
	5.70%, due 9/14/17	250,000	283,366
	5.875%, due 11/29/32	100,000	124,443
	6.50%, due 1/15/28	100,000	128,509
			849,280
	Cosmetics & Personal Care 0.1%
	Colgate-Palmolive Co. 3.15%, due 8/5/15	100,000	102,778
	Procter & Gamble Co. (The) 5.55%, due 3/5/37	100,000	121,855
			224,633
	Diversified Financial Services 0.5%
	General Electric Capital Corp.
	5.875%, due 1/14/38	625,000	748,459
	Series A 6.75%, due 3/15/32	650,000	858,472
			1,606,931
	Electric 2.4%
	Alliant Energy Corp. 4.00%, due 10/15/14	100,000	100,739
	Appalachian Power Co. Series H 5.95%, due 5/15/33	100,000	116,541
	CenterPoint Energy Houston Electric LLC Series K2 6.95%, due 3/15/33	100,000	136,813
	Commonwealth Edison Co. 6.15%, due 9/15/17	150,000	171,202
	Consolidated Edison Company of New York, Inc. 6.30%, due 8/15/37	275,000	356,700
	Constellation Energy Group, Inc. 7.60%, due 4/1/32	100,000	133,623
	Duke Energy Carolinas LLC 5.30%, due 2/15/40	200,000	236,629
	Duke Energy Florida, Inc. 6.35%, due 9/15/37	200,000	265,627
	Entergy Gulf States Louisiana LLC 3.95%, due 10/1/20	250,000	268,846
	FirstEnergy Corp. Series C 7.375%, due 11/15/31	200,000	235,708
	FirstEnergy Transmission LLC 4.35%, due 1/15/25 (b)	150,000	151,283
	Florida Power & Light Co.
	3.80%, due 12/15/42	300,000	282,006
	5.55%, due 11/1/17	100,000	112,944
	Georgia Power Co. 4.75%, due 9/1/40	250,000	267,035
	Jersey Central Power & Light Co. 7.35%, due 2/1/19	35,000	41,908
	Kentucky Utilities Co. 1.625%, due 11/1/15	100,000	101,253
	Nevada Power Co. 6.50%, due 8/1/18	150,000	176,091
	NextEra Energy Capital Holdings, Inc. 2.60%, due 9/1/15	300,000	306,376
	Nisource Finance Corp. 4.80%, due 2/15/44	175,000	177,141
	Ohio Power Co. Series G 6.60%, due 2/15/33	150,000	193,933
	Oncor Electric Delivery Co. LLC 7.00%, due 9/1/22	100,000	127,611
	Pacific Gas & Electric Co.
	3.25%, due 9/15/21	175,000	179,974
	5.625%, due 11/30/17	500,000	564,724
	PacifiCorp 6.25%, due 10/15/37	350,000	456,777
	Peco Energy Co. 5.95%, due 10/1/36	150,000	190,849
	Pepco Holdings, Inc. 2.70%, due 10/1/15	200,000	203,899
	PPL Electric Utilities Corp. 3.00%, due 9/15/21	200,000	203,387
	Progress Energy, Inc. 5.625%, due 1/15/16	125,000	133,563
	PSEG Power LLC
	5.125%, due 4/15/20	80,000	88,850
	8.625%, due 4/15/31	50,000	71,920
	Public Service Electric & Gas Co. Series D 5.25%, due 7/1/35	100,000	116,780
	Puget Sound Energy, Inc. 6.274%, due 3/15/37	100,000	131,803
	San Diego Gas & Electric Co. 5.35%, due 5/15/35	175,000	208,886
	Scottish Power, Ltd. 5.375%, due 3/15/15	100,000	102,769
	South Carolina Electric & Gas Co. 6.05%, due 1/15/38	100,000	126,513
	Southern California Edison Co. 4.50%, due 9/1/40	175,000	185,214
	Union Electric Co. 5.40%, due 2/1/16	100,000	106,458
	Virginia Electric and Power Co.
	6.00%, due 1/15/36	100,000	125,573
	6.00%, due 5/15/37	175,000	221,126
	Wisconsin Electric Power Co. 3.65%, due 12/15/42	250,000	231,150
	Xcel Energy, Inc. 6.50%, due 7/1/36	150,000	196,974
			7,807,198
	Electrical Components & Equipment 0.1%
	Emerson Electric Co. 4.25%, due 11/15/20	150,000	161,356

	Electronics 0.2%
	Honeywell International, Inc. 5.70%, due 3/15/37	100,000	123,228
	Koninklijke Philips Electronics N.V. 6.875%, due 3/11/38	100,000	133,915
	Thermo Fisher Scientific, Inc. 1.85%, due 1/15/18	500,000	501,261
			758,404
	Environmental Controls 0.2%
	Republic Services, Inc. 5.00%, due 3/1/20	175,000	195,147
	Waste Management, Inc.
	2.60%, due 9/1/16	100,000	103,277
	7.125%, due 12/15/17	100,000	116,705
	7.75%, due 5/15/32	75,000	106,079
			521,208
	Finance - Auto Loans 0.5%
	Ford Motor Credit Co. LLC
	4.25%, due 2/3/17	950,000	1,013,628
	4.375%, due 8/6/23	200,000	211,891
	Toyota Motor Credit Corp.
	2.80%, due 1/11/16	100,000	103,247
	3.40%, due 9/15/21	200,000	207,410
			1,536,176
	Finance - Consumer Loans 0.6%
	HSBC Finance Corp. 6.676%, due 1/15/21	1,000,000	1,192,218
	SLM Corp. 5.625%, due 8/1/33	250,000	214,375
	Springleaf Finance Corp. Series I 5.40%, due 12/1/15	350,000	363,125
			1,769,718
	Finance - Credit Card 0.2%
	American Express Co. 6.15%, due 8/28/17	625,000	711,621

	Finance - Investment Banker/Broker 0.2%
	Bear Stearns Cos. LLC (The) 7.25%, due 2/1/18	400,000	471,515
	Merrill Lynch & Co., Inc. 5.70%, due 5/2/17	100,000	110,288
			581,803
	Finance - Other Services 0.0%‡
	National Rural Utilities Cooperative Finance Corp. 8.00%, due 3/1/32	75,000	108,478

	Food 0.7%
	ConAgra Foods, Inc. 7.00%, due 10/1/28	100,000	126,489
	General Mills, Inc. 5.70%, due 2/15/17	300,000	333,092
	Hershey Co. (The) 5.45%, due 9/1/16	100,000	109,428
	Ingredion, Inc. 4.625%, due 11/1/20	50,000	53,442
	Kellogg Co. Series B 7.45%, due 4/1/31	75,000	98,098
	Kraft Foods Group, Inc.
	3.50%, due 6/6/22	200,000	203,900
	6.125%, due 8/23/18	332,000	382,481
	Kroger Co. (The) 6.40%, due 8/15/17	225,000	256,622
	Mondelez International, Inc. 4.00%, due 2/1/24	300,000	311,617
	Safeway, Inc.
	5.00%, due 8/15/19	100,000	103,013
	6.35%, due 8/15/17	100,000	113,478
	Sysco Corp. 5.375%, due 9/21/35	100,000	116,160
	Unilever Capital Corp. 5.90%, due 11/15/32	100,000	130,569
			2,338,389
	Forest Products & Paper 0.1%
	Celulosa Arauco y Constitucion S.A. 5.625%, due 4/20/15	50,000	51,506
	International Paper Co.
	4.75%, due 2/15/22	100,000	108,938
	5.25%, due 4/1/16	150,000	159,671
			320,115
	Health Care - Products 0.2%
	Baxter International, Inc.
	4.625%, due 3/15/15	150,000	153,867
	5.90%, due 9/1/16	100,000	110,100
	Becton Dickinson and Co. 3.125%, due 11/8/21	100,000	102,079
	Covidien International Finance S.A. 6.00%, due 10/15/17	150,000	170,449
	Medtronic, Inc. 2.75%, due 4/1/23	250,000	240,152
			776,647
	Health Care - Services 0.4%
	Aetna, Inc. 4.125%, due 6/1/21	175,000	188,109
	CIGNA Corp. 5.125%, due 6/15/20	150,000	168,324
	Laboratory Corporation of America Holdings 4.625%, due 11/15/20	100,000	107,273
	Quest Diagnostics, Inc. 4.75%, due 1/30/20	100,000	107,375
	UnitedHealth Group, Inc.
	2.875%, due 3/15/22	200,000	198,360
	6.00%, due 6/15/17	330,000	372,579
	WellPoint, Inc. 5.95%, due 12/15/34	250,000	300,536
			1,442,556
	Home Builders 0.0%‡
	MDC Holdings, Inc. 5.375%, due 7/1/15	50,000	51,708

	Household Products & Wares 0.0%‡
	Kimberly-Clark Corp. 6.375%, due 1/1/28	100,000	122,163

	Insurance 0.8%
	ACE INA Holdings, Inc.
	2.60%, due 11/23/15	100,000	102,456
	5.70%, due 2/15/17	60,000	66,664
	AEGON Funding Co. LLC 5.75%, due 12/15/20	100,000	116,086
	American International Group, Inc.
	5.85%, due 1/16/18	300,000	339,715
	6.25%, due 5/1/36	200,000	248,135
	AXA S.A. 8.60%, due 12/15/30	105,000	141,225
	Berkshire Hathaway, Inc. 3.00%, due 2/11/23	250,000	248,399
	Chubb Corp. (The) 5.75%, due 5/15/18	100,000	113,668
	Hartford Financial Services Group, Inc. 5.50%, due 3/30/20	150,000	170,557
	Lincoln National Corp. 4.85%, due 6/24/21	25,000	27,646
	Loews Corp. 4.125%, due 5/15/43	125,000	116,599
	MetLife, Inc.
	4.75%, due 2/8/21	200,000	222,855
	5.70%, due 6/15/35	100,000	119,580
	Nationwide Financial Services, Inc. 5.10%, due 10/1/15	25,000	26,246
	Principal Financial Group, Inc. 6.05%, due 10/15/36	100,000	121,576
	Progressive Corp. (The) 6.25%, due 12/1/32	50,000	64,113
	Prudential Financial, Inc. 5.70%, due 12/14/36	200,000	233,850
	Travelers Cos., Inc. (The) 6.75%, due 6/20/36	75,000	101,373
			2,580,743

	Internet 0.0%‡
	Symantec Corp. 2.75%, due 9/15/15	50,000	51,016

	Iron & Steel 0.4%
	ArcelorMittal 6.125%, due 6/1/18	300,000	320,250
	Nucor Corp. 4.125%, due 9/15/22	50,000	52,347
	Vale Overseas, Ltd.
	4.375%, due 1/11/22	100,000	101,922
	6.25%, due 1/23/17	600,000	662,364
			1,136,883
	Machinery - Construction & Mining 0.1%
	Caterpillar, Inc. 3.803%, due 8/15/42	342,000	316,458

	Machinery - Diversified 0.1%
	Deere & Co.
	4.375%, due 10/16/19	100,000	110,564
	7.125%, due 3/3/31	125,000	172,151
			282,715
	Media 1.2%
	21st Century Fox America, Inc. 6.40%, due 12/15/35	175,000	215,036
	CBS Corp. 4.85%, due 7/1/42	100,000	98,238
	Comcast Corp.
	5.65%, due 6/15/35	325,000	383,418
	6.45%, due 3/15/37	250,000	319,882
	COX Communications, Inc. 5.45%, due 12/15/14	32,000	32,564
	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 5.20%, due 3/15/20	250,000	278,932
	Discovery Communications LLC 6.35%, due 6/1/40	105,000	123,850
	Historic TW, Inc. 6.625%, due 5/15/29	250,000	312,251
	NBC Universal Media LLC 5.15%, due 4/30/20	300,000	341,254
	News America, Inc.
	4.50%, due 2/15/21	100,000	108,548
	7.25%, due 5/18/18	100,000	119,056
	Thomson Reuters Corp. 5.85%, due 4/15/40	105,000	116,488
	Time Warner Cable, Inc.
	5.00%, due 2/1/20	250,000	278,253
	6.55%, due 5/1/37	275,000	340,608
	Time Warner, Inc. 7.625%, due 4/15/31	375,000	510,309
	Viacom, Inc. 4.375%, due 3/15/43	354,000	326,468
			3,905,155
	Metal Fabricate & Hardware 0.0%‡
	Precision Castparts Corp. 3.90%, due 1/15/43	125,000	119,969

	Mining 0.6%
	Alcoa, Inc.
	5.72%, due 2/23/19	287,000	313,547
	5.95%, due 2/1/37	100,000	100,344
	Barrick Australia Finance Property, Ltd. 5.95%, due 10/15/39	150,000	155,951
	BHP Billiton Finance USA, Ltd. 5.00%, due 9/30/43	200,000	220,926
	Freeport-McMoRan, Inc.
	3.875%, due 3/15/23	150,000	148,522
	5.45%, due 3/15/43	150,000	156,134
	Goldcorp, Inc. 2.125%, due 3/15/18	100,000	100,063
	Newmont Mining Corp. 5.125%, due 10/1/19	150,000	164,840
	Rio Tinto Alcan, Inc. 5.75%, due 6/1/35	50,000	57,050
	Rio Tinto Finance USA PLC 3.50%, due 3/22/22	400,000	410,075
	Teck Resources, Ltd. 3.75%, due 2/1/23	250,000	240,719
			2,068,171
	Miscellaneous - Manufacturing 0.2%
	Cooper U.S., Inc. 2.375%, due 1/15/16	125,000	127,943
	Danaher Corp.
	3.90%, due 6/23/21	50,000	53,662
	5.625%, due 1/15/18	100,000	113,154
	Dover Corp. 5.45%, due 3/15/18	100,000	112,075
	Ingersoll-Rand PLC 4.75%, due 5/15/15	150,000	154,747
			561,581
	Multi-National 0.5%
	European Investment Bank
	2.25%, due 3/15/16	1,100,000	1,131,106
	2.875%, due 9/15/20	300,000	311,643
	International Bank for Reconstruction & Development (zero coupon), due 3/11/31	504,000	257,004
			1,699,753
	Office & Business Equipment 0.1%
	Xerox Corp.
	6.35%, due 5/15/18	100,000	115,092
	6.40%, due 3/15/16	160,000	173,953
			289,045
	Oil & Gas 1.9%
	Anadarko Petroleum Corp.
	5.95%, due 9/15/16	475,000	522,851
	6.45%, due 9/15/36	150,000	188,198
	Apache Corp.
	3.625%, due 2/1/21	250,000	263,131
	4.75%, due 4/15/43	100,000	102,959
	BP Capital Markets PLC 4.50%, due 10/1/20	250,000	274,217
	Burlington Resources, Inc. 7.375%, due 3/1/29	104,000	139,630
	Cenovus Energy, Inc. 6.75%, due 11/15/39	100,000	129,384
	Chevron Corp. 4.95%, due 3/3/19	125,000	141,394
	ConocoPhillips 5.90%, due 10/15/32	350,000	436,805
	Devon Energy Corp.
	4.00%, due 7/15/21	200,000	211,228
	7.95%, due 4/15/32	50,000	70,564
	Encana Corp. 6.50%, due 2/1/38	125,000	156,546
	EOG Resources, Inc. 4.10%, due 2/1/21	200,000	217,109
	Hess Corp. 7.30%, due 8/15/31	100,000	133,241
	Marathon Oil Corp. 6.80%, due 3/15/32	100,000	127,449
	Marathon Petroleum Corp.
	3.50%, due 3/1/16	50,000	51,982
	5.125%, due 3/1/21	100,000	112,233
	Occidental Petroleum Corp. 3.125%, due 2/15/22	175,000	176,184
	Pemex Project Funding Master Trust 6.625%, due 6/15/35	500,000	591,650
	Petrobras International Finance Co. 5.875%, due 3/1/18	475,000	513,945
	Phillips 66 5.875%, due 5/1/42	200,000	235,436
	Shell International Finance B.V. 5.50%, due 3/25/40	275,000	325,849
	Total Capital International S.A. 1.55%, due 6/28/17	250,000	252,168
	Total Capital S.A. 2.30%, due 3/15/16	200,000	205,221
	Transocean, Inc.
	6.00%, due 3/15/18	175,000	195,591
	7.375%, due 4/15/18	100,000	115,844
	Valero Energy Corp.
	6.625%, due 6/15/37	100,000	121,951
	7.50%, due 4/15/32	100,000	133,060
			6,145,820
	Oil & Gas Services 0.2%
	Baker Hughes, Inc. 5.125%, due 9/15/40	200,000	227,708
	Halliburton Co. 6.15%, due 9/15/19	250,000	295,936
	Weatherford International LLC 6.35%, due 6/15/17	225,000	253,867
			777,511
	Pharmaceuticals 1.0%
	AbbVie, Inc. 4.40%, due 11/6/42	200,000	195,492
	Allergan, Inc. 5.75%, due 4/1/16	50,000	53,732
	AstraZeneca PLC 6.45%, due 9/15/37	100,000	129,683
	Bristol-Myers Squibb Co.
	5.875%, due 11/15/36	75,000	92,162
	7.15%, due 6/15/23	50,000	64,212
	Cardinal Health, Inc. 4.00%, due 6/15/15	200,000	205,974
	Eli Lilly & Co. 7.125%, due 6/1/25	175,000	229,765
	Express Scripts Holding Co. 6.125%, due 11/15/41	150,000	182,340
	GlaxoSmithKline Capital, Inc. 6.375%, due 5/15/38	125,000	160,682
	Johnson & Johnson 6.95%, due 9/1/29	100,000	140,486
	McKesson Corp. 5.70%, due 3/1/17	50,000	55,644
	Medco Health Solutions, Inc. 2.75%, due 9/15/15	200,000	204,398
	Merck & Co., Inc. 4.15%, due 5/18/43	200,000	195,968
	Merck Sharp & Dohme Corp.
	4.75%, due 3/1/15	100,000	102,534
	5.00%, due 6/30/19	250,000	282,651
	Novartis Securities Investment, Ltd. 5.125%, due 2/10/19	225,000	254,719
	Teva Pharmaceutical Finance II B.V. 3.65%, due 11/10/21	100,000	102,299
	Teva Pharmaceutical Finance LLC 3.00%, due 6/15/15	180,000	183,803
	Wyeth LLC
	6.00%, due 2/15/36	200,000	251,601
	6.45%, due 2/1/24	100,000	125,150
			3,213,295
	Pipelines 0.7%
	Energy Transfer Partners, L.P.
	5.20%, due 2/1/22	200,000	220,161
	5.95%, due 2/1/15	130,000	133,364
	6.70%, due 7/1/18	100,000	116,235
	Enterprise Products Operating LLC
	4.85%, due 3/15/44	100,000	103,297
	Series B 6.875%, due 3/1/33	200,000	259,296
	Kinder Morgan Energy Partners, L.P. 5.80%, due 3/15/35	300,000	325,287
	ONEOK Partners, L.P. 6.15%, due 10/1/16	200,000	221,666
	Plains All American Pipeline, L.P. / PAA Finance Corp. 6.65%, due 1/15/37	65,000	82,438
	Spectra Energy Capital LLC
	6.20%, due 4/15/18	50,000	56,965
	6.75%, due 2/15/32	125,000	145,937
	Tennessee Gas Pipeline Co. LLC 7.50%, due 4/1/17	300,000	346,347
	Williams Cos., Inc. (The) 8.75%, due 3/15/32	114,000	145,857
			2,156,850
	Real Estate Investment Trusts 0.3%
	Boston Properties, L.P. 4.125%, due 5/15/21	50,000	53,216
	Camden Property Trust 5.00%, due 6/15/15	100,000	103,747
	ERP Operating, L.P.
	5.125%, due 3/15/16	50,000	53,428
	5.375%, due 8/1/16	50,000	54,364
	Kimco Realty Corp. 5.783%, due 3/15/16	50,000	53,839
	Simon Property Group, L.P. 3.375%, due 3/15/22	400,000	409,151
	Weyerhaeuser Co. 7.375%, due 3/15/32	100,000	135,117
			862,862
	Retail 0.8%
	Costco Wholesale Corp. 5.50%, due 3/15/17	100,000	111,255
	CVS Caremark Corp.
	4.75%, due 5/18/20	250,000	280,168
	6.25%, due 6/1/27	175,000	215,555
	Home Depot, Inc. (The) 5.875%, due 12/16/36	250,000	308,168
	Lowe's Cos., Inc.
	6.65%, due 9/15/37	100,000	132,217
	6.875%, due 2/15/28	150,000	190,264
	Macy's Retail Holdings, Inc. 2.875%, due 2/15/23	250,000	239,886
	McDonald's Corp. 5.80%, due 10/15/17	300,000	341,252
	Target Corp. 6.50%, due 10/15/37	150,000	193,109
	Wal-Mart Stores, Inc.
	5.00%, due 10/25/40	400,000	443,614
	6.50%, due 8/15/37	175,000	230,856
	Yum! Brands, Inc. 6.25%, due 3/15/18	29,000	33,021
			2,719,365
	Software 0.3%
	Fiserv, Inc. 3.50%, due 10/1/22	100,000	99,954
	Microsoft Corp. 3.00%, due 10/1/20	300,000	311,519
	Oracle Corp.
	5.00%, due 7/8/19	400,000	451,072
	5.25%, due 1/15/16	200,000	213,480
			1,076,025
	Telecommunications 2.1%
	America Movil S.A.B. de C.V. 3.125%, due 7/16/22	200,000	194,098
	AT&T, Inc.
	4.35%, due 6/15/45	666,000	626,953
	5.55%, due 8/15/41	100,000	111,662
	6.30%, due 1/15/38	300,000	363,770
	BellSouth Corp.
	6.00%, due 11/15/34	6,000	6,700
	6.875%, due 10/15/31	14,000	16,999
	British Telecommunications PLC 9.625%, due 12/15/30	100,000	157,914
	Cisco Systems, Inc.
	4.45%, due 1/15/20	250,000	275,383
	5.50%, due 2/22/16	450,000	483,992
	Deutsche Telekom International Finance B.V.
	5.75%, due 3/23/16	325,000	350,064
	6.00%, due 7/8/19	250,000	290,599
	Embarq Corp. 7.995%, due 6/1/36	200,000	218,500
	Motorola Solutions, Inc. 7.50%, due 5/15/25	100,000	126,606
	New Cingular Wireless Services, Inc. 8.75%, due 3/1/31	100,000	148,626
	Orange S.A. 9.00%, due 3/1/31	250,000	374,033
	Rogers Communications, Inc. 6.80%, due 8/15/18	225,000	265,478
	Telecom Italia Capital S.A.
	6.00%, due 9/30/34	100,000	98,000
	6.375%, due 11/15/33	175,000	175,875
	Telefonica Emisones S.A.U. 7.045%, due 6/20/36	100,000	126,975
	Telefonica Europe B.V. 8.25%, due 9/15/30	200,000	272,614
	Verizon Communications, Inc.
	2.45%, due 11/1/22	100,000	93,661
	5.15%, due 9/15/23	350,000	387,337
	5.85%, due 9/15/35	300,000	344,453
	6.40%, due 2/15/38	175,000	213,036
	6.55%, due 9/15/43	475,000	596,529
	7.75%, due 12/1/30	100,000	138,250
	Vodafone Group PLC
	6.15%, due 2/27/37	125,000	148,441
	7.875%, due 2/15/30	100,000	138,214
			6,744,762
	Transportation 0.6%
	Burlington Northern Santa Fe LLC
	5.75%, due 5/1/40	300,000	358,762
	6.15%, due 5/1/37	175,000	220,417
	6.20%, due 8/15/36	50,000	62,188
	Canadian Pacific Railway Co. 7.25%, due 5/15/19	125,000	152,417
	CSX Corp. 5.60%, due 5/1/17	100,000	110,950
	CSX Transportation, Inc. 7.875%, due 5/15/43	100,000	144,772
	FedEx Corp. 8.00%, due 1/15/19	50,000	61,971
	Norfolk Southern Corp.
	2.903%, due 2/15/23	106,000	102,924
	4.837%, due 10/1/41	128,000	135,608
	Union Pacific Corp. 4.163%, due 7/15/22	150,000	162,650
	United Parcel Service, Inc. 6.20%, due 1/15/38	300,000	390,428
			1,903,087
	Water 0.1%
	American Water Capital Corp. 4.30%, due 12/1/42	200,000	202,200
	Total Corporate Bonds (Cost $77,784,363)		84,917,430

	Foreign Government Bonds 2.5%
	Foreign Governments 2.5%
	Colombia Government International Bond 4.00%, due 2/26/24	500,000	511,250
¤	Federal Republic of Brazil
	4.875%, due 1/22/21	750,000	807,750
	6.00%, due 1/17/17	1,350,000	1,486,350
	Panama Government International Bond 5.20%, due 1/30/20	375,000	414,937
	Philippine Government International Bond 4.20%, due 1/21/24	625,000	662,500
	Poland Government International Bond
	3.00%, due 3/17/23	150,000	145,313
	5.125%, due 4/21/21	200,000	224,350
	Province of Manitoba 1.30%, due 4/3/17	100,000	100,657
	Province of Ontario
	4.00%, due 10/7/19	225,000	245,392
	4.95%, due 11/28/16	350,000	382,713
	Republic of Italy 6.875%, due 9/27/23	375,000	474,686
	Republic of Peru 7.35%, due 7/21/25	275,000	363,000
	Svensk Exportkredit AB 5.125%, due 3/1/17	200,000	220,456
	Turkey Government International Bond 4.875%, due 4/16/43	425,000	401,625
	United Mexican States
	5.125%, due 1/15/20	1,000,000	1,122,500
	5.625%, due 1/15/17	400,000	439,800
	Total Foreign Government Bonds (Cost $7,667,577)		8,003,279

	Mortgage-Backed Securities 3.1%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 3.1%
	Banc of America Commercial Mortgage, Inc. Series 2005-4, Class A3 4.891%, due 7/10/45	815,163	814,791
	CD Commercial Mortgage Trust Series 2007-CD4, Class A4 5.322%, due 12/11/49	1,000,000	1,081,209
	Citigroup Commercial Mortgage Trust Series 2014-GC21, Class A5 3.855%, due 5/10/47	500,000	519,570
	Commercial Mortgage Pass Through Certificates Series 2014-CR17, Class A5 3.977%, due 5/10/47	700,000	733,843
	FHLMC Multifamily Structured Pass Through Certificates Series K031, Class A2 3.30%, due 4/25/23 (a)	800,000	825,378
	GS Mortgage Securities Trust Series 2006-GG6, Class AM 5.622%, due 4/10/38 (a)	1,200,000	1,273,198
	JP Morgan Chase Commercial Mortgage Securities Corp. Series 2007-CB18, Class A4 5.44%, due 6/12/47	1,225,543	1,328,968
	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12, Class A4 4.259%, due 10/15/46	1,200,000	1,289,044
¤	Morgan Stanley Capital I, Inc.
	Series 2006-HQ8, Class AM 5.644%, due 3/12/44 (e)	1,200,000	1,274,347
	Series 2006-IQ11, Class A4 5.829%, due 10/15/42 (e)	757,345	795,030
	Total Mortgage-Backed Securities (Cost $8,941,829)		9,935,378

	Municipal Bonds 1.2%
	Arizona 0.4%
	Salt River Project Agricultural Improvement and Power District Electric System Revenue 4.839%, due 1/1/41	1,000,000	1,137,560
	Connecticut 0.2%
	State of Connecticut, Transportation & Infrastructure Revenue 5.459%, due 11/1/30	500,000	554,630
	Kansas 0.3%
	Kansas State Department of Transportation, Highway Revenue 4.596%, due 9/1/35	1,000,000	1,097,570
	Texas 0.3%
	Texas Transportation Commission 5.178%, due 4/1/30	900,000	1,061,163
	Total Municipal Bonds (Cost $3,613,657)		3,850,923

	U.S. Government & Federal Agencies 64.9%
¤	Federal Home Loan Mortgage Corporation 2.9%
	0.875%, due 3/7/18	1,000,000	983,205
	1.125%, due 5/25/18	500,000	492,439
	2.375%, due 1/13/22	1,500,000	1,489,433
	3.75%, due 3/27/19	1,100,000	1,198,419
	4.50%, due 1/15/15	1,500,000	1,529,980
	4.75%, due 1/19/16	1,500,000	1,596,667
	5.125%, due 10/18/16	1,930,000	2,119,885
			9,410,028
¤	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 7.9%
	2.255%, due 4/1/39 (a)	130,055	134,580
	2.411%, due 12/1/41 (a)	377,393	386,254
	2.50%, due 6/1/28	1,310,815	1,319,333
	3.00%, due 12/1/26 TBA (f)	1,300,000	1,337,174
	3.00%, due 7/1/43	292,363	286,662
	3.00%, due 8/1/43	3,172,552	3,110,692
	3.50%, due 4/1/26	424,888	447,161
	3.50%, due 5/1/26	177,270	186,562
	3.50%, due 4/1/32	713,935	740,635
	3.50%, due 4/1/41	231,187	235,384
	3.50%, due 3/1/42	382,735	389,683
	3.50%, due 4/1/42	563,251	573,477
	3.50%, due 5/1/42 TBA (f)	2,300,000	2,333,296
	4.00%, due 8/1/18	162,234	171,643
	4.00%, due 6/1/24	194,662	206,290
	4.00%, due 2/1/31	279,386	293,541
	4.00%, due 7/1/39	668,493	702,363
	4.00%, due 12/1/40	1,439,618	1,512,557
	4.00%, due 2/1/41	293,463	308,331
	4.00%, due 10/1/41 TBA (f)	1,100,000	1,151,373
	4.00%, due 5/1/42	308,791	324,436
	4.50%, due 5/1/25	198,860	213,162
	4.50%, due 7/1/30	200,704	217,127
	4.50%, due 6/1/34	120,330	129,899
	4.50%, due 6/1/35	110,496	119,454
	4.50%, due 8/1/35	154,550	166,748
	4.50%, due 7/1/39	14,486	15,590
	4.50%, due 8/1/39 TBA (f)	200,000	215,382
	4.50%, due 8/1/39	258,748	278,306
	4.50%, due 1/1/40	665,439	715,877
	4.50%, due 8/1/40	1,537,901	1,655,180
	4.50%, due 2/1/41	11,777	12,672
	5.00%, due 1/1/25	142,351	155,035
	5.00%, due 8/1/30	207,947	230,079
	5.00%, due 8/1/35	1,075,776	1,186,177
	5.00%, due 6/1/37	232,751	255,675
	5.00%, due 2/1/41	410,210	452,373
	5.50%, due 2/1/18	53,644	56,884
	5.50%, due 3/1/23	30,756	33,899
	5.50%, due 6/1/23	84,481	90,095
	5.50%, due 11/1/27	110,057	122,153
	5.50%, due 9/1/35	138,247	154,355
	5.50%, due 4/1/37	554,443	612,282
	5.50%, due 4/1/38	134,780	149,372
	5.50%, due 8/1/38	128,403	141,798
	6.00%, due 8/1/17	47,053	48,725
	6.00%, due 6/1/21	26,841	29,180
	6.00%, due 9/1/21	41,657	44,696
	6.00%, due 11/1/22	41,200	45,365
	6.00%, due 2/1/37	237,927	267,725
	6.00%, due 12/1/39	187,490	210,172
	6.00%, due 5/1/40	454,473	513,862
	6.082%, due 10/1/36 (a)	88,126	93,569
	6.50%, due 4/1/17	1,800	1,877
	6.50%, due 5/1/17	10,196	10,634
	6.50%, due 11/1/25	11,775	13,270
	6.50%, due 5/1/26	933	1,051
	6.50%, due 3/1/27	5,083	5,728
	6.50%, due 5/1/31	5,334	6,011
	6.50%, due 8/1/31	3,264	3,678
	6.50%, due 1/1/32	32,270	36,864
	6.50%, due 3/1/32	25,888	29,565
	6.50%, due 4/1/32	15,639	18,191
	6.50%, due 7/1/32	26,765	30,520
	6.50%, due 1/1/34	37,270	42,003
	6.50%, due 1/1/37	93,174	105,006
	6.50%, due 9/1/37	49,826	56,153
	7.00%, due 4/1/26	3,434	3,973
	7.00%, due 7/1/26	385	434
	7.00%, due 12/1/27	4,373	4,945
	7.00%, due 1/1/30	2,470	2,708
	7.00%, due 3/1/31	23,343	26,345
	7.00%, due 10/1/31	7,137	8,197
	7.00%, due 3/1/32	28,092	32,576
	7.00%, due 9/1/33	122,070	133,381
	7.00%, due 11/1/36	32,597	36,974
	7.00%, due 12/1/37	108,615	126,760
	7.50%, due 1/1/16	588	602
	7.50%, due 1/1/26	913	1,069
	7.50%, due 2/1/32	16,527	19,363
	8.00%, due 7/1/26	260	293
			25,542,466
¤	Federal National Mortgage Association 1.5%
	0.875%, due 10/26/17	1,000,000	984,274
	0.875%, due 5/21/18	1,000,000	982,680
	1.00%, due 12/28/17	650,000	644,864
	1.00%, due 2/15/18	1,000,000	987,395
	5.375%, due 6/12/17	600,000	674,464
	6.21%, due 8/6/38	475,000	672,170
			4,945,847
¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 13.5%
	2.209%, due 12/1/41 (a)	667,274	689,695
	2.50%, due 2/1/28	829,749	837,853
	2.50%, due 5/1/28	1,484,439	1,498,930
	2.50%, due 9/1/28	1,210,834	1,222,662
	2.50%, due 5/1/43	290,729	273,909
	3.00%, due 7/1/27 TBA (f)	2,000,000	2,061,875
	3.00%, due 7/1/43	2,902,612	2,849,021
	3.00%, due 8/1/43	2,030,533	1,992,622
	3.00%, due 9/1/43	1,355,930	1,330,514
	3.50%, due 11/1/25	1,002,787	1,057,962
	3.50%, due 8/1/26 TBA (f)	200,000	210,778
	3.50%, due 5/1/31	396,976	411,343
	3.50%, due 12/1/40	599,590	611,514
	3.50%, due 1/1/41	339,114	345,859
	3.50%, due 2/1/41	346,556	353,449
	3.50%, due 12/1/41	868,104	885,369
	3.50%, due 3/1/42	665,536	678,773
	3.50%, due 4/1/42 TBA (f)	300,000	304,884
	3.50%, due 10/1/43	3,587,511	3,658,859
	4.00%, due 3/1/22	140,562	148,943
	4.00%, due 3/1/25	595,428	634,908
	4.00%, due 6/1/30	104,598	112,106
	4.00%, due 1/1/31	223,164	237,966
	4.00%, due 6/1/39	709,348	746,546
	4.00%, due 12/1/39	665,685	700,594
	4.00%, due 7/1/40	432,913	455,615
	4.00%, due 9/1/40	2,398,207	2,523,970
	4.00%, due 3/1/41	870,810	916,475
	4.00%, due 1/1/42 TBA (f)	2,300,000	2,411,343
	4.50%, due 5/1/19	7,077	7,483
	4.50%, due 11/1/22	7,839	8,302
	4.50%, due 2/1/23	28,806	30,703
	4.50%, due 3/1/23	26,992	29,007
	4.50%, due 6/1/23	257,575	277,096
	4.50%, due 4/1/24	229,498	244,062
	4.50%, due 3/1/30	246,072	267,979
	4.50%, due 2/1/40	1,450,000	1,563,184
	4.50%, due 3/1/40	1,596,583	1,737,552
	4.50%, due 4/1/41	299,829	319,612
	4.50%, due 5/1/41	776,009	837,188
	5.00%, due 3/1/21	6,045	6,438
	5.00%, due 6/1/22	814	879
	5.00%, due 4/1/23	61,549	66,705
	5.00%, due 7/1/23	64,951	70,422
	5.00%, due 8/1/23	60,744	65,692
	5.00%, due 1/1/24	100,919	107,846
	5.00%, due 11/1/29	187,751	207,873
	5.00%, due 7/1/30	136,300	151,728
	5.00%, due 7/1/35	266,571	294,521
	5.00%, due 8/1/35	266,389	294,134
	5.00%, due 11/1/35	175,010	193,439
	5.00%, due 7/1/36	248,616	274,804
	5.00%, due 7/1/37	765,921	846,534
	5.00%, due 8/1/38	333,875	368,771
	5.00%, due 7/1/39	336,985	371,652
	5.00%, due 9/1/40	154,001	169,960
	5.50%, due 8/1/17	6,418	6,807
	5.50%, due 7/1/22	139,423	152,659
	5.50%, due 11/1/23	33,764	36,970
	5.50%, due 4/1/30	175,830	195,161
	5.50%, due 12/1/34	299,115	335,040
	5.50%, due 5/1/35	116,236	128,697
	5.50%, due 6/1/35	48,582	54,203
	5.50%, due 8/1/35	46,327	51,705
	5.50%, due 11/1/36	71,331	79,078
	5.50%, due 8/1/37	607,333	680,022
	5.50%, due 3/1/38	653,077	723,267
	5.50%, due 2/1/39	96,248	107,270
	5.50%, due 7/1/40	175,440	196,011
	6.00%, due 6/1/16	4,507	4,629
	6.00%, due 7/1/16	3,328	3,423
	6.00%, due 9/1/16	2,309	2,379
	6.00%, due 9/1/17	3,722	3,816
	6.00%, due 7/1/36	80,916	91,229
	6.00%, due 12/1/36	43,841	49,289
	6.00%, due 4/1/37	125,108	141,078
	6.00%, due 7/1/37	294,411	330,218
	6.00%, due 8/1/37	73,313	82,436
	6.00%, due 12/1/37	133,263	149,603
	6.00%, due 2/1/38	260,932	292,814
	6.50%, due 6/1/15	31	31
	6.50%, due 7/1/32	2,139	2,406
	6.50%, due 8/1/32	61,485	70,369
	6.50%, due 8/1/35	46,532	53,137
	6.50%, due 9/1/35	2,324	2,622
	6.50%, due 7/1/36	132,174	148,430
	6.50%, due 8/1/36	24,175	27,148
	6.50%, due 9/1/36	37,424	42,027
	6.50%, due 10/1/36	29,396	33,011
	6.50%, due 11/1/36	40,332	45,292
	6.50%, due 8/1/37	3,549	3,998
	6.50%, due 10/1/37	2,039	2,289
	6.50%, due 11/1/37	23,614	26,518
	6.50%, due 12/1/37	40,291	45,246
	6.50%, due 2/1/38	141,251	159,188
	7.00%, due 10/1/37	2,453	2,707
	7.00%, due 11/1/37	147,956	173,404
	7.50%, due 7/1/30	4,619	4,847
	7.50%, due 7/1/31	34,514	39,924
	8.00%, due 1/1/25	142	145
	8.00%, due 6/1/25	129	149
	8.00%, due 9/1/25	727	826
	8.00%, due 9/1/26	3,896	4,690
	8.00%, due 10/1/26	379	383
	8.00%, due 11/1/26	635	720
	8.00%, due 4/1/27	1,225	1,422
	8.00%, due 6/1/27	874	877
	8.00%, due 12/1/27	3,899	3,914
	8.00%, due 1/1/28	26,765	30,547
			43,801,974
¤	Government National Mortgage Association (Mortgage Pass-Through Securities) 7.8%
	3.00%, due 1/20/43	487,065	489,479
	3.00%, due 8/15/43	388,833	389,800
	3.00%, due 8/20/43	3,067,314	3,081,815
	3.00%, due 9/15/43	384,352	385,307
	3.50%, due 9/1/42 TBA (f)	1,050,000	1,083,202
	3.50%, due 4/15/43	853,587	880,850
	3.50%, due 8/20/43	2,290,910	2,367,620
	3.50%, due 11/20/43	1,825,032	1,886,142
	4.00%, due 9/15/25	329,280	349,163
	4.00%, due 9/15/40	367,552	389,890
	4.00%, due 12/15/41	679,080	720,350
	4.00%, due 1/20/42	2,248,132	2,385,948
	4.00%, due 5/1/42 TBA (f)	1,500,000	1,589,021
	4.50%, due 11/15/24	223,436	237,187
	4.50%, due 5/20/39	670,108	729,606
	4.50%, due 7/1/39 TBA (f)	700,000	758,559
	4.50%, due 10/20/39	230,616	251,298
	4.50%, due 6/20/40	249,463	272,001
	4.50%, due 9/15/40	849,603	925,746
	4.50%, due 10/20/40	244,699	266,807
	4.50%, due 11/1/40 TBA (f)	300,000	325,847
	4.50%, due 7/20/41	400,744	436,436
	4.50%, due 9/20/41	261,310	284,503
	5.00%, due 4/20/33	73,439	81,469
	5.00%, due 8/15/33	44,543	49,223
	5.00%, due 2/15/36	159,028	174,231
	5.00%, due 6/20/36	5,967	6,574
	5.00%, due 8/15/39	503,841	555,275
	5.00%, due 9/15/39	306,321	336,903
	5.00%, due 9/20/40	1,130,310	1,251,198
	5.50%, due 3/15/33	469,771	525,234
	5.50%, due 7/20/34	72,444	80,733
	5.50%, due 12/20/35	142,150	157,538
	5.50%, due 1/20/39	267,001	297,424
	6.00%, due 3/20/29	21,092	23,780
	6.00%, due 1/15/32	33,670	37,926
	6.00%, due 12/15/32	11,840	13,651
	6.00%, due 3/20/33	108,127	122,725
	6.00%, due 2/15/34	129,928	150,123
	6.00%, due 1/20/35	57,545	65,439
	6.00%, due 6/15/35	34,002	38,239
	6.00%, due 9/15/35	136,019	156,949
	6.50%, due 3/20/31	14,083	16,374
	6.50%, due 1/15/32	16,786	18,884
	6.50%, due 6/15/35	1,209	1,367
	6.50%, due 1/15/36	94,122	107,264
	6.50%, due 9/15/36	44,362	50,957
	6.50%, due 9/15/37	67,217	77,470
	6.50%, due 10/15/37	45,519	51,208
	6.50%, due 11/15/38	294,725	340,764
	7.00%, due 2/15/26	527	529
	7.00%, due 6/15/29	522	535
	7.00%, due 12/15/29	2,745	3,215
	7.00%, due 5/15/31	2,165	2,428
	7.00%, due 8/15/31	5,468	5,733
	7.00%, due 8/20/31	22,133	26,043
	7.00%, due 8/15/32	30,151	34,942
	7.50%, due 10/15/26	1,577	1,654
	7.50%, due 11/15/26	1,149	1,202
	7.50%, due 1/15/30	13,969	15,053
	7.50%, due 10/15/30	6,719	7,673
	7.50%, due 3/15/32	17,478	20,989
	8.00%, due 6/15/26	124	140
	8.00%, due 10/15/26	222	248
	8.00%, due 11/15/26	1,264	1,272
	8.00%, due 5/15/27	107	109
	8.00%, due 7/15/27	599	678
	8.00%, due 9/15/27	332	377
	8.00%, due 11/15/30	18,623	22,111
	8.50%, due 7/15/26	951	1,096
	8.50%, due 11/15/26	5,430	5,568
			25,427,094
¤	United States Treasury Bonds 2.1%
	3.125%, due 2/15/43	900,000	870,469
	3.375%, due 5/15/44	1,000,000	1,012,031
	3.625%, due 2/15/44	1,310,000	1,389,419
	3.75%, due 11/15/43	2,000,000	2,170,312
	4.75%, due 2/15/41	1,055,000	1,344,796
			6,787,027
¤	United States Treasury Notes 29.2%
	0.25%, due 11/30/15	2,400,000	2,400,374
	0.375%, due 3/15/16	4,600,000	4,601,076
	0.375%, due 4/30/16	3,000,000	2,998,008
	0.375%, due 5/31/16	4,100,000	4,093,432
	0.50%, due 6/15/16	3,200,000	3,200,499
	0.50%, due 7/31/16	750,000	749,414
	0.625%, due 7/15/16	5,700,000	5,710,021
	0.625%, due 11/15/16	4,095,000	4,087,322
	0.75%, due 1/15/17	450,000	449,543
	0.75%, due 6/30/17	6,750,000	6,701,481
	0.75%, due 12/31/17	11,475,000	11,281,359
	0.875%, due 9/15/16	1,000,000	1,005,156
	0.875%, due 7/15/17	3,000,000	2,988,750
	1.125%, due 12/31/19	1,000,000	960,547
	1.625%, due 6/30/19	9,800,000	9,739,514
	1.625%, due 7/31/19	700,000	695,310
	1.75%, due 10/31/20	1,300,000	1,273,289
	1.875%, due 9/30/17	3,000,000	3,068,907
	1.875%, due 6/30/20	4,000,000	3,970,936
	2.125%, due 1/31/21	750,000	748,594
	2.125%, due 6/30/21	9,050,000	8,989,899
	2.25%, due 7/31/21	500,000	500,391
	2.50%, due 5/15/24	7,050,000	7,015,850
	2.625%, due 11/15/20	1,236,000	1,275,687
	3.375%, due 11/15/19	5,855,000	6,317,908
			94,823,267
	Total U.S. Government & Federal Agencies (Cost $208,316,778)		210,737,703

	Yankee Bonds 0.8% (g)
	Banks 0.0%‡
	Westpac Banking Corp. 4.625%, due 6/1/18	50,000	54,008

	Mining 0.0%‡
	Glencore Canada Corp. 5.50%, due 6/15/17	50,000	54,777

	Multi-National 0.3%
	Inter-American Development Bank 6.80%, due 10/15/25	604,000	803,810

	Oil & Gas 0.3%
	Canadian Natural Resources, Ltd.
	5.85%, due 2/1/35	155,000	181,393
	6.50%, due 2/15/37	75,000	94,219
	Encana Corp. 6.50%, due 8/15/34	85,000	105,322
	Statoil ASA 7.75%, due 6/15/23	125,000	166,905
	Suncor Energy, Inc.
	6.10%, due 6/1/18	100,000	115,025
	6.50%, due 6/15/38	100,000	127,650
	Talisman Energy, Inc. 6.25%, due 2/1/38	55,000	64,169
			854,683
	Pipelines 0.1%
	TransCanada PipeLines, Ltd. 5.85%, due 3/15/36	150,000	181,260
	Regional (State & Province) 0.1%
	Province of Quebec Series NJ 7.50%, due 7/15/23	302,000	398,815
	Transportation 0.0%‡
	Canadian National Railway Co. 6.20%, due 6/1/36	100,000	127,514
	Water 0.0%‡
	United Utilities PLC 5.375%, due 2/1/19	100,000	109,656
	Total Yankee Bonds (Cost $2,090,696)		2,584,523
	Total Long-Term Bonds (Cost $310,648,349)		322,156,758

	Short-Term Investments 5.1%
	Other Commercial Paper 2.0%
	Massachusetts Mutual Life Insurance Co. 0.101%, due 8/12/14 (b)(h)	5,000,000	4,999,847
	WGL Holdings, Inc. 0.152%, due 8/14/14 (b)(h)	1,500,000	1,499,919
	Total Other Commercial Paper (Cost $6,499,766)		6,499,766
	Repurchase Agreements 3.1%
	State Street Bank and Trust Co. 0.00%, dated 7/31/14 due 8/1/14 Proceeds at Maturity $22,023 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 1.96% and a maturity date of 11/7/22, with a Principal Amount of $25,000 and a Market Value of $23,218)	22,023	22,023
	TD Securities LLC 0.08%, dated 7/31/14 due 8/1/14 Proceeds at Maturity $9,980,022 (Collateralized by a United States Treasury Bills with rates of 0.00% and maturity dates between 8/7/14 - 4/2/15 with a Principal Amount of $10,180,800 and a Market Value of $10,179,695)	9,980,000	9,980,000
	Total Repurchase Agreements (Cost $10,002,023)		10,002,023
	Total Short-Term Investments (Cost $16,501,789)		16,501,789
	Total Investments (Cost $327,150,138) (i)	104.4%	338,658,547
	Other Assets, Less Liabilities	(4.4)	(14,153,680)
	Net Assets	100.0%	$324,504,867

¤	Among the Fund's 10 largest issuers held, as of July 31, 2014, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown was the rate in effect as of July 31, 2014.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Subprime mortgage investment or other asset-backed security. The total market value of these securities as of July 31, 2014, was $563,708, which represented 0.2% of the Fund's net assets.
(d)	Step coupon - Rate shown was the rate in effect as of July 31, 2014.
(e)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of July 31, 2014.
(f)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities as of July 31, 2014, was $13,782,734, which represented 4.2% of the Fund's net assets. All or a portion of these securities were acquired under a mortgage dollar roll agreement.
(g)	Yankee Bond - Dollar-denominated bond issued in the United States by a foreign bank or corporation.
(h)	Interest rate shown represents yield to maturity.
(i)	As of July 31, 2014, cost was $327,199,333 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$12,923,317
Gross unrealized depreciation	(1,464,103)
Net unrealized appreciation	$11,459,214

The following is a summary of the fair valuations according to the inputs used as of July 31, 2014, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$2,127,522	$—	$2,127,522
Corporate Bonds	—	84,917,430	—	84,917,430
Foreign Government Bonds	—	8,003,279	—	8,003,279
Mortgage-Backed Securities	—	9,935,378	—	9,935,378
Municipal Bonds	—	3,850,923	—	3,850,923
U.S. Government & Federal Agencies	—	210,737,703	—	210,737,703
Yankee Bonds	—	2,584,523	—	2,584,523
Total Long-Term Bonds	—	322,156,758	—	322,156,758
Short-Term Investments
Other Commercial Paper	—	6,499,766	—	6,499,766
Repurchase Agreements	—	10,002,023	—	10,002,023
Total Short-Term Investments	—	16,501,789	—	16,501,789
Total Investments in Securities	$—	$338,658,547	$—	$338,658,547

(a)  For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2014, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay International Opportunities Fund

Portfolio of Investments July 31, 2014 (Unaudited)

		Shares	Value
	Common Stocks 130.1%†
	Australia 8.7%
	Australia & New Zealand Banking Group, Ltd. (Banks)	69,641	$2,198,449
	Australian Worldwide Exploration, Ltd. (Oil, Gas & Consumable Fuels) (a)	731,324	1,240,305
	Bendigo and Adelaide Bank, Ltd. (Banks)	22,874	271,024
	BGP Holdings PLC (Diversified Financial Services) (a)(b)(c)	106,339	10
	BHP Billiton, Ltd. (Metals & Mining)	89,969	3,233,964
	BT Investment Management, Ltd. (Capital Markets)	23,646	147,667
	Cabcharge Australia, Ltd. (Commercial Services & Supplies)	120,860	518,896
	Challenger, Ltd. (Diversified Financial Services)	193,199	1,450,681
	Commonwealth Bank of Australia (Banks)	14,902	1,159,806
	CSR, Ltd. (Construction Materials)	412,611	1,449,401
	Echo Entertainment Group, Ltd. (Hotels, Restaurants & Leisure)	807,967	2,507,818
	G.U.D. Holdings, Ltd. (Household Durables)	15,681	108,710
	G8 Education, Ltd. (Diversified Consumer Services)	153,879	713,569
	iiNET, Ltd. (Diversified Telecommunication Services)	147,777	1,047,821
	Leighton Holdings, Ltd. (Construction & Engineering)	34,261	703,636
	Macquarie Group, Ltd. (Capital Markets)	57,264	3,114,167
	Mount Gibson Iron, Ltd. (Metals & Mining)	2,123,132	1,450,174
	National Australia Bank, Ltd. (Banks)	50,699	1,664,087
	Northern Star Resources, Ltd. (Metals & Mining)	1,437,179	2,290,503
	OZ Minerals, Ltd. (Metals & Mining)	553,250	2,390,728
	Pacific Brands, Ltd. (Distributors)	743,216	390,229
	PanAust, Ltd. (Metals & Mining)	58,216	123,348
	Scentre Group (Real Estate Investment Trusts) (a)	98,898	312,480
	Seven Group Holdings, Ltd. (Trading Companies & Distributors)	19,881	142,630
	Sigma Pharmaceuticals, Ltd. (Health Care Providers & Services)	1,639,247	1,195,831
	Stockland (Real Estate Investment Trusts)	109,666	413,765
	STW Communications Group, Ltd. (Media)	53,906	74,391
	Suncorp-Group, Ltd. (Insurance)	172,889	2,295,913
	Tassal Group, Ltd. (Food Products)	95,438	355,649
	Western Areas Ltd. (Metals & Mining)	32,283	151,803
	Westpac Banking Corp. (Banks)	55,997	1,801,035
			34,918,490
	Austria 0.3%
	AMS A.G. (Semiconductors & Semiconductor Equipment)	17,015	610,387
	OMV A.G. (Oil, Gas & Consumable Fuels)	7,223	290,739
	Vienna Insurance Group A.G. (Insurance)	3,958	197,052
	Zumtobel A.G. (Electrical Equipment)	2,522	52,024
			1,150,202
	Belgium 1.3%
	Ageas (Insurance) (d)	10,437	375,316
	AGFA-Gevaert N.V. (Health Care Technology) (a)	16,890	50,457
	Anheuser-Busch InBev N.V. (Beverages) (d)	35,632	3,863,802
	Arseus N.V. (Health Care Providers & Services) (d)	3,917	211,245
	Delhaize Group S.A. (Food & Staples Retailing) (d)	8,765	572,931
	Euronav N.V. (Oil, Gas & Consumable Fuels) (a)	5,315	64,623
	Exmar N.V. (Oil, Gas & Consumable Fuels)	9,998	154,562
			5,292,936
	China 5.3%
	ANTA Sports Products, Ltd. (Textiles, Apparel & Luxury Goods)	217,000	358,398
	APT Satellite Holdings, Ltd. (Diversified Telecommunication Services)	167,000	246,943
	Bank of China, Ltd. Class H (Banks)	1,298,000	621,361
	Boer Power Holdings, Ltd. (Electrical Equipment)	177,000	215,824
	BYD Electronic International Co., Ltd. (Communications Equipment)	1,032,500	763,379
	China BlueChemical, Ltd. (Chemicals)	1,506,000	781,172
	China CITIC Bank Corp., Ltd. Class H (Banks)	616,000	410,929
	China Construction Bank Corp. Class H (Banks)	226,000	174,967
	China Everbright, Ltd. (Capital Markets)	334,000	520,606
	China Hongqiao Group, Ltd. (Metals & Mining)	390,000	334,643
	China Merchants Bank Co., Ltd. Class H (Banks)	390,000	797,105
	China Petroleum & Chemical Corp. Class H (Oil, Gas & Consumable Fuels)	454,000	451,068
	China Railway Construction Corp., Ltd. Class H (Construction & Engineering)	863,500	832,297
	China Railway Group, Ltd. Class H (Construction & Engineering)	781,000	421,233
	China Resources Power Holdings Co., Ltd. (Independent Power & Renewable Electricity Producers)	116,000	327,043
	China Travel International Investment, Ltd (Hotels, Restaurants & Leisure)	938,000	223,908
	Chongqing Changan Automobile Co., Ltd. Class B (Automobiles)	309,209	669,483
	Chongqing Rural Commercial Bank Co., Ltd. Class H (Banks)	385,000	191,754
	CITIC Pacific, Ltd. (Industrial Conglomerates)	208,000	415,997
	CNOOC, Ltd. (Oil, Gas & Consumable Fuels)	484,000	865,574
	Coolpad Group, Ltd. (Technology Hardware, Storage & Peripherals)	3,560,000	840,614
	Dongyue Group, Ltd. (Chemicals)	612,000	281,913
	GOME Electrical Appliances Holding, Ltd. (Specialty Retail)	2,244,000	382,201
	Guangdong Investment, Ltd. (Water Utilities)	652,000	732,759
	Huaneng Power International, Inc. Class H (Independent Power & Renewable Electricity Producers)	758,000	846,998
	Jiangsu Expressway Co., Ltd. Class H (Transportation Infrastructure)	224,000	274,001
	Kingdee International Software Group Co., Ltd. (Software) (a)	90,000	31,703
	Labixiaoxin Snacks Group, Ltd. (Food Products) (a)	47,000	9,036
	Lonking Holdings, Ltd. (Machinery)	137,000	24,748
	Man Wah Holdings, Ltd. (Household Durables)	585,600	868,949
	Pacific Online, Ltd. (Internet Software & Services)	373,000	207,435
	PetroChina Co., Ltd. Class H (Oil, Gas & Consumable Fuels)	678,000	890,580
	Shanghai Industrial Holdings, Ltd. (Industrial Conglomerates)	114,000	380,978
	Sihuan Pharmaceutical Holdings Group, Ltd. (Pharmaceuticals)	628,000	388,142
	Sinotrans, Ltd. Class H (Air Freight & Logistics)	1,303,000	813,739
	TCL Communication Technology Holdings, Ltd. (Technology Hardware, Storage & Peripherals)	617,000	776,221
	Tencent Holdings, Ltd. (Internet Software & Services)	1,500	24,832
	Tianjin Development Holdings (Industrial Conglomerates)	78,000	63,708
	Travelsky Technology, Ltd. Class H (IT Services)	114,000	103,261
	Weiqiao Textile Co. Class H (Textiles, Apparel & Luxury Goods)	617,500	330,659
	Xingda International Holdings, Ltd. (Auto Components)	361,000	144,865
	Yangzijiang Shipbuilding Holdings, Ltd. (Machinery)	3,218,000	2,811,720
	Zhejiang Expressway Co., Ltd. Class H (Transportation Infrastructure)	250,000	270,966
			21,123,712
	Denmark 3.4%
	A.P. Moeller - Maersk A/S (Marine) (d)	669	1,560,704
	A.P. Moeller - Maersk A/S Class A (Marine) (d)	370	831,274
	ALK-Abello A/S (Pharmaceuticals)	1,470	211,991
	Auriga Industries, Class B (Chemicals) (a)	9,178	494,486
	Danske Bank A/S (Banks) (d)	112,710	3,264,991
	DFDS A/S (Marine)	2,067	166,119
	NKT Holding A/S (Machinery)	16,708	1,050,214
	Novo Nordisk A/S (Pharmaceuticals) (d)	3,766	174,428
	Pandora A/S (Textiles, Apparel & Luxury Goods) (d)	42,109	2,891,865
	Royal Unibrew A/S (Beverages) (a)	9	1,319
	Vestas Wind Systems A/S (Electrical Equipment) (a)(d)	64,731	2,928,368
			13,575,759
	Egypt 0.7%
	Centamin plc (Metals & Mining) (a)	1,310,284	1,596,067
	Commercial International Bank Egypt S.A.E. (Banks)	48,050	284,266
	Orascom Telecom Media and Technology Holding S.A.E (Wireless Telecommunication Services) (a)	4,641,260	824,386
			2,704,719
	Faeroe Islands 0.2%
	Bakkafrost P/F (Food Products)	32,013	626,373

	Finland 1.4%
	Neste Oil Oyj (Oil, Gas & Consumable Fuels)	11,221	207,352
	Nokia Oyj (Technology Hardware, Storage & Peripherals)	228,524	1,814,610
	Orion Oyj (Pharmaceuticals) (d)	55,826	2,075,913
	Ramirent Oyj (Trading Companies & Distributors)	2,957	28,232
	UPM-Kymmene Oyj (Paper & Forest Products) (d)	96,093	1,572,388
			5,698,495
	France 11.0%
	Airbus Group N.V. (Aerospace & Defense)	3,928	228,064
	AXA S.A. (Insurance) (d)	94,926	2,185,032
	BNP Paribas S.A. (Banks)	10,367	687,156
	Bouygues S.A. (Construction & Engineering) (d)	49,738	1,966,415
	Casino Guichard Perrachon S.A. (Food & Staples Retailing) (d)	23,070	2,785,213
	Christian Dior S.A. (Textiles, Apparel & Luxury Goods) (d)	2,688	468,458
	CNP Assurances (Insurance) (d)	93,298	1,835,232
	Credit Agricole S.A. (Banks) (d)	221,837	3,006,155
	Electricite de France S.A. (Electric Utilities) (d)	16,036	518,358
	GDF Suez (Multi-Utilities) (d)	74,697	1,925,443
	Montupet (Auto Components) (d)	6,632	412,947
	Natixis (Banks)	449,248	2,905,562
	Orange S.A. (Diversified Telecommunication Services) (d)	227,879	3,585,412
	Rallye S.A. (Food & Staples Retailing)	14,694	737,850
	Renault S.A. (Automobiles)	36,536	3,051,361
	Sanofi (Pharmaceuticals) (d)	44,044	4,636,782
	Schneider Electric S.E. (Electrical Equipment) (d)	6,418	543,314
	Societe Generale S.A. (Banks)	13,860	696,992
	Sopra Group S.A. (IT Services) (d)	2,714	293,787
	Technicolor S.A. (Media) (a)	35,689	258,206
	Technip S.A. (Energy Equipment & Services)	14,157	1,307,081
¤	Total S.A. (Oil, Gas & Consumable Fuels) (d)	77,549	4,993,762
	Unibail-Rodamco SE (Real Estate Investment Trusts)	4,691	1,260,380
	Valeo S.A. (Auto Components) (d)	16,659	2,001,628
	Vinci S.A. (Construction & Engineering) (d)	29,338	2,027,894
			44,318,484
	Georgia 0.1%
	Bank of Georgia Holdings PLC (Banks)	9,404	386,599

	Germany 9.4%
	Aareal Bank A.G. (Thrifts & Mortgage Finance) (d)	53,108	2,264,990
	Allianz S.E. Registered (Insurance) (d)	22,555	3,772,264
	BASF S.E. (Chemicals) (d)	29,403	3,056,849
	Bayer A.G. (Pharmaceuticals) (d)	29,591	3,919,590
	Bayerische Motoren Werke A.G. (Automobiles) (d)	1,004	120,109
	Borussia Dortmund Gmbh & Co. KGaA (Media)	11,062	72,596
	Cewe Stiftung & Co. KGAA (Commercial Services & Supplies)	2,518	170,239
	Daimler A.G. (Automobiles) (d)	14,167	1,173,884
	Deutsche Lufthansa A.G. (Airlines) (d)	136,248	2,421,930
	Deutsche Post A.G. Registered (Air Freight & Logistics) (d)	18,412	592,080
	E.ON S.E. (Multi-Utilities) (d)	62,980	1,191,631
	Hannover Rueck S.E. (Insurance) (d)	1,301	111,251
	Henkel A.G. & Co. KGaA (Household Products) (d)	6,714	640,745
	Hochtief A.G. (Construction & Engineering) (d)	24,068	2,025,224
	Infineon Technologies A.G. (Semiconductors & Semiconductor Equipment) (d)	206,653	2,289,847
	K+S A.G. (Chemicals) (d)	41,289	1,271,348
	Merck KGaA (Pharmaceuticals) (d)	16,022	1,424,134
	Muenchener Rueckversicherungs-Gesellschaft A.G. Registered (Insurance) (d)	3,415	726,170
	Nordex S.E. (Electrical Equipment) (a)	69,142	1,269,798
	Osram Licht A.G. (Electrical Equipment) (a)(d)	7,440	302,164
	ProSiebenSat.1 Media A.G. (Media) (d)	39,760	1,675,217
¤	Siemens A.G. (Industrial Conglomerates) (d)	41,369	5,118,513
	Sixt S.E. (Road & Rail)	15,082	530,234
	Talanx A.G. (Insurance) (a)(d)	1,608	57,372
	United Internet A.G. (Internet Software & Services) (d)	30,227	1,212,240
	Wacker Neuson S.E. (Machinery)	9,440	207,622
			37,618,041
	Greece 0.0%‡
	Public Power Corp. S.A. (Electric Utilities) (a)	10,597	155,380

	Hong Kong 3.5%
	ASM Pacific Technology, Ltd. (Semiconductors & Semiconductor Equipment)	26,600	282,645
	BOC Hong Kong Holdings, Ltd. (Banks)	560,500	1,768,276
	Chaoda Modern Agriculture Holdings, Ltd. (Food Products) (a)(b)(c)	38,000	1,113
	China Fiber Optic Network System Group, Ltd. (Communications Equipment)	142,000	41,592
	China High Speed Transmission Equipment Group Co., Ltd. (Electrical Equipment) (a)	872,000	686,344
	China Resources Cement Holdings, Ltd. (Construction Materials)	918,000	669,247
	Dah Sing Financial Holdings, Ltd. (Banks)	49,200	280,280
	Emperor Entertainment Hotel, Ltd. (Hotels, Restaurants & Leisure)	280,000	98,270
	First Pacific Co., Ltd. (Diversified Financial Services)	196,000	236,716
	HKT Trust / HKT, Ltd. (Diversified Telecommunication Services)	620,000	736,795
	Hopewell Holdings, Ltd. (Industrial Conglomerates)	310,500	1,081,735
	Hutchison Whampoa, Ltd. (Industrial Conglomerates)	32,000	438,088
	Lijun International Pharmaceutical Holding Co., Ltd. (Pharmaceuticals)	250,000	111,612
	NetDragon Websoft, Inc. (Software)	360,500	680,992
	NewOcean Energy Holdings, Ltd. (Oil, Gas & Consumable Fuels)	614,000	422,271
	NWS Holdings, Ltd. (Industrial Conglomerates)	99,000	183,947
	PCCW, Ltd. (Diversified Telecommunication Services)	2,008,000	1,228,111
	TCC International Holdings, Ltd. (Construction Materials)	226,000	104,688
	Truly International Holdings (Electronic Equipment, Instruments & Components)	4,126,000	2,502,203
	United Laboratories International Holdings, Ltd. (The) (Pharmaceuticals) (a)	420,000	279,637
	Wasion Group Holdings, Ltd. (Electronic Equipment, Instruments & Components)	36,000	28,753
	Wharf Holdings, Ltd. (The) (Real Estate Management & Development)	35,000	280,224
	Wheelock & Co, Ltd. (Real Estate Management & Development)	68,000	345,262
	Yue Yuen Industrial Holdings, Ltd. (Textiles, Apparel & Luxury Goods) (d)	487,000	1,633,796
			14,122,597
	India 0.6%
	Apollo Tyres, Ltd. (Auto Components)	220,657	635,292
	Arvind, Ltd. (Textiles, Apparel & Luxury Goods)	38,112	145,024
	Aurobindo Pharma, Ltd. (Pharmaceuticals)	18,388	215,713
	Dewan Housing Finance Corp., Ltd. (Thrifts & Mortgage Finance)	64,470	378,048
	Karnataka Bank, Ltd. (Banks)	278,143	586,411
	Oriental Bank of Commerce (Banks)	142,215	653,593
			2,614,081
	Indonesia 0.3%
	Astra Agro Lestari Tbk PT (Food Products)	242,000	558,100
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT (Banks)	1,546,200	110,848
	Bank Tabungan Negara Persero Tbk PT (Banks)	2,417,000	225,468
	Bw Plantation Tbk Pt (Food Products)	511,400	51,019
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT (Food Products)	1,767,800	320,655
			1,266,090
	Ireland 0.6%
	Shire PLC (Pharmaceuticals) (d)	27,420	2,264,199

	Israel 2.3%
	Bank Hapoalim B.M. (Banks)	133,186	779,823
	Bank Leumi Le-Israel B.M. (Banks) (a)	196,001	772,894
	Bezeq-The Israeli Telecommunication Corp., Ltd. (Diversified Telecommunication Services)	1,552,910	2,900,446
	Delek Group, Ltd. (Oil, Gas & Consumable Fuels)	1,060	417,682
	Israel Discount Bank, Ltd. (Banks) (a)	36,831	64,512
	Migdal Insurance & Financial Holding, Ltd. (Insurance)	20,694	33,131
	Teva Pharmaceutical Industries, Ltd. (Pharmaceuticals)	76,602	4,134,122
	Tower Semiconductor, Ltd. (Semiconductors & Semiconductor Equipment) (a)	6,368	66,151
			9,168,761
	Italy 5.3%
	Amplifon S.p.A. (Health Care Providers & Services)	12,641	75,663
	Ascopiave S.p.A (Gas Utilities)	31,406	81,880
	Assicurazioni Generali S.p.A. (Insurance)	38,246	800,464
	Astaldi S.p.A. (Construction & Engineering)	10,828	104,540
	Autostrada Torino-Milano S.p.A. (Transportation Infrastructure)	7,051	108,107
	Banca IFIS S.p.A. (Diversified Financial Services)	58,717	1,081,094
	Brembo S.p.A. (Auto Components)	1,345	49,492
	Cementir Holding S.p.A. (Construction Materials)	85,148	667,572
	Credito Emiliano S.p.A. (Banks)	93,845	790,421
	Danieli & C Officine Meccaniche S.p.A. (Machinery)	9,314	266,650
	Enel S.p.A. (Electric Utilities)	685,688	3,915,080
	ENI S.p.A. (Oil, Gas & Consumable Fuels) (d)	85,131	2,172,739
	ERG S.p.A (Oil, Gas & Consumable Fuels)	28,737	426,362
	Esprinet S.p.A. (Electronic Equipment, Instruments & Components)	67,454	694,142
	Exor S.p.A. (Diversified Financial Services)	16,393	629,995
	Fiat Industrial S.p.A. (Automobiles) (a)	298,772	2,898,512
	FNM S.p.A. (Road & Rail)	145,745	112,607
	Industria Macchine Automatiche S.p.A. (Machinery)	1,687	67,498
	Pirelli & C S.p.A (Auto Components)	74,403	1,113,856
	Reply S.p.A. (IT Services)	623	46,550
	Salini Impregilo S.p.A. (Construction & Engineering) (a)	93,289	423,724
	Societa Iniziative Autostradali e Servizi S.p.A. (Transportation Infrastructure)	19,650	234,311
	Telecom Italia S.p.A. (Diversified Telecommunication Services)	3,009,001	2,822,457
	Telecom Italia S.p.A. (Diversified Telecommunication Services) (a)	576,891	668,200
	Unipol Gruppo Finanziario S.p.A. (Insurance)	201,142	1,108,062
			21,359,978
	Japan 29.2%
	Alfresa Holdings Corp. (Health Care Providers & Services)	15,900	959,889
	Alpine Electronics, Inc. (Household Durables)	1,600	25,416
	Amada Co., Ltd. (Machinery)	260,000	2,547,805
	AOYAMA TRADING Co., Ltd. (Specialty Retail)	25,900	665,219
	Arcland Sakamoto Co., Ltd. (Specialty Retail)	14,100	313,349
	Astellas Pharma, Inc. (Pharmaceuticals) (d)	135,000	1,857,046
	Calsonic Kansei Corp. (Auto Components)	303,000	2,011,850
	Central Japan Railway Co. (Road & Rail)	5,300	759,977
	Chugoku Marine Paints, Ltd. (Chemicals)	60,000	459,048
	DCM Holdings Co., Ltd. (Specialty Retail)	12,100	81,518
	Dena Co., Ltd. (Internet Software & Services)	66,800	873,436
	Dynam Japan Holdings Co., Ltd. (Hotels, Restaurants & Leisure)	462,000	1,245,902
	EDION Corp. (Specialty Retail) (d)	287,900	1,919,986
	Fuji Heavy Industries, Ltd. (Automobiles)	9,500	273,922
	Fuji Machine Manufacturing Co., Ltd. (Machinery)	2,400	20,695
	FUJIFILM Holdings Corp. (Electronic Equipment, Instruments & Components)	65,500	1,890,213
	Fujikura, Ltd. (Electrical Equipment)	218,000	1,091,431
	Fujitsu, Ltd. (IT Services)	255,000	1,985,661
	Futaba Corp. (Electrical Equipment)	24,600	406,074
	Fuyo General Lease Co., Ltd. (Diversified Financial Services)	2,300	93,462
	G-Tekt Corp. (Auto Components)	10,900	116,772
	GungHo Online Entertainment, Inc. (Software)	425,800	2,425,692
	Hanwa Co., Ltd. (Trading Companies & Distributors)	118,000	494,415
	Heiwa Corp. (Leisure Products)	30,400	721,692
	Honda Motor Co., Ltd. (Automobiles)	7,200	255,760
	Inabata & Co., Ltd. (Trading Companies & Distributors)	59,000	563,243
	INPEX Corp. (Oil, Gas & Consumable Fuels) (d)	157,100	2,346,611
	Jaccs Co., Ltd. (Consumer Finance)	224,000	1,114,937
	Japan Airlines Co., Ltd. (Airlines)	51,000	2,840,908
	Japan Petroleum Exploration Co., Ltd. (Oil, Gas & Consumable Fuels)	49,300	1,878,734
	Japan Securities Finance Co., Ltd. (Diversified Financial Services)	261,300	1,656,225
	JX Holdings, Inc. (Oil, Gas & Consumable Fuels)	596,000	3,096,894
	K's Holdings Corp. (Specialty Retail)	12,700	364,956
	Kamei Corp. (Trading Companies & Distributors)	16,700	126,307
	Kandenko Co., Ltd. (Construction & Engineering)	103,000	563,739
	KDDI Corp. (Wireless Telecommunication Services) (d)	64,000	3,731,182
	Kitz Corp. (Machinery)	28,200	163,665
	Komori Corp. (Machinery)	16,000	195,052
	Kureha Corp. (Chemicals)	277,000	1,486,453
	Kyudenko Corp. (Construction & Engineering)	62,000	570,787
	Makino Milling Machine Co., Ltd. (Machinery)	241,000	1,982,074
	Marubeni Corp. (Trading Companies & Distributors)	50,000	355,466
	Medipal Holdings Corp. (Health Care Providers & Services)	29,200	371,582
	Mitsubishi Estate Co., Ltd. (Real Estate Management & Development)	41,000	1,015,384
	Mitsubishi Heavy Industries, Ltd. (Machinery)	113,000	744,911
	Mitsubishi Materials Corp. (Metals & Mining)	464,000	1,714,091
	Mitsubishi Steel Manufacturing Co., Ltd. (Metals & Mining)	86,000	191,455
	Mitsubishi UFJ Financial Group, Inc. (Banks) (d)	799,100	4,782,248
	Mitsui Engineering & Shipbuilding Co., Ltd. (Machinery)	968,000	1,995,003
	Mitsui Fudosan Co., Ltd. (Real Estate Management & Development)	42,000	1,406,397
	Mitsui Mining & Smelting Co., Ltd. (Metals & Mining) (d)	670,000	2,012,638
	Monex Group, Inc. (Capital Markets)	73,200	239,102
	Musashi Seimitsu Industry Co., Ltd. (Auto Components)	8,800	217,979
	Namura Shipbuilding Co., Ltd. (Machinery) (d)	199,000	1,847,519
	NEC Capital Solutions, Ltd. (Trading Companies & Distributors)	43,600	914,258
	NEC Corp. (Technology Hardware, Storage & Peripherals)	399,000	1,563,185
	Nichiha Corp. (Building Products)	10,900	109,037
	Nippo Corp. (Construction & Engineering)	62,000	1,095,766
	Nippon Konpo Unyu Soko Co., Ltd. (Road & Rail)	12,900	223,601
	Nippon Paper Industries Co., Ltd. (Paper & Forest Products)	108,500	1,908,098
	Nippon Suisan Kaisha, Ltd. (Food Products) (a)	53,200	154,638
	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	53,000	3,534,536
	Nishi-Nippon City Bank, Ltd. (The) (Banks)	282,000	742,935
	Nisshin Steel Holdings Co., Ltd. (Metals & Mining)	27,300	374,740
	NTT DOCOMO, Inc. (Wireless Telecommunication Services)	25,800	457,485
	ORIX Corp. (Diversified Financial Services) (d)	150,400	2,476,084
	Otsuka Holdings Co., Ltd. (Pharmaceuticals)	54,800	1,756,168
	Pacific Industrial Co., Ltd. (Auto Components)	5,000	37,233
	Panasonic Corp. (Household Durables)	161,900	1,979,189
	Piolax, Inc. (Auto Components)	4,500	175,205
	Pocket Card Co., Ltd. (Consumer Finance)	34,400	251,149
	Prima Meat Packers, Ltd. (Food Products)	1,000	2,615
	Round One Corp. (Hotels, Restaurants & Leisure)	160,400	943,392
	Ryobi, Ltd. (Machinery)	212,000	698,663
	Sankyo Tateyama, Inc. (Building Products)	26,300	538,196
	Sankyu, Inc. (Road & Rail)	206,000	1,013,328
	Sanyo Special Steel Co., Ltd. (Metals & Mining)	103,000	469,616
	SBI Holdings, Inc. (Capital Markets)	67,300	800,809
	Seino Holdings Co., Ltd (Road & Rail)	105,000	1,145,287
	Senko Co., Ltd. (Road & Rail)	62,000	320,051
	Showa Corp. (Auto Components)	10,400	116,977
	SKY Perfect JSAT Holdings, Inc. (Media)	43,500	260,920
	Sojitz Corp. (Trading Companies & Distributors)	702,200	1,208,277
	Sumitomo Corp. (Trading Companies & Distributors)	143,600	1,913,224
	Sumitomo Dainippon Pharma Co., Ltd. (Pharmaceuticals)	59,200	729,173
	Sumitomo Metal Mining Co., Ltd. (Metals & Mining)	78,000	1,312,196
	Sumitomo Mitsui Financial Group, Inc. (Banks) (d)	47,476	1,966,147
	T&D Holdings, Inc. (Insurance)	49,400	628,876
	Takeuchi Manufacturing Co., Ltd. (Machinery)	28,000	1,166,383
	Takuma Co., Ltd. (Machinery)	181,000	1,110,300
	TDK Corp. (Electronic Equipment, Instruments & Components)	23,600	1,143,693
	Toho Zinc Co., Ltd. (Metals & Mining)	74,000	353,940
	Tokai Rubber Industries, Inc. (Auto Components)	12,300	122,324
	Tokai Tokyo Financial Holdings, Inc. (Capital Markets)	2,100	14,883
	Tokuyama Corp. (Chemicals)	471,000	1,639,216
	Tosoh Corp. (Chemicals)	353,000	1,568,279
	Towa Pharmaceutical Co., Ltd. (Pharmaceuticals)	5,000	192,242
	Toyo Kohan Co., Ltd. (Metals & Mining)	25,000	145,822
	Toyo Tire & Rubber Co., Ltd. (Auto Components)	114,500	2,103,777
¤	Toyota Motor Corp. (Automobiles) (d)	112,800	6,729,729
	Toyota Tsusho Corp. (Trading Companies & Distributors)	200	5,636
	TPR Co., Ltd. (Auto Components)	27,300	647,036
	Unipres Corp. (Auto Components)	9,900	216,161
	Universal Entertainment Corp. (Leisure Products)	32,300	565,207
	UNY Group Holdings Co., Ltd. (Food & Staples Retailing)	168,800	1,010,847
	Valor Co., Ltd. (Food & Staples Retailing)	27,400	450,429
	West Holdings Corp. (Household Durables)	13,800	202,174
	Yamada Denki Co., Ltd. (Specialty Retail) (d)	788,000	2,826,734
			117,107,638
	Jersey 0.1%
	Kentz Corp., Ltd. (Construction & Engineering)	22,400	350,950

	Luxembourg 0.6%
	APERAM (Metals & Mining) (a)(d)	66,278	2,234,714

	Malaysia 0.0%‡
	Puncak Niaga Holdings BHD (Water Utilities)	48,300	50,325

	Netherlands 5.2%
	BE Semiconductor Industries N.V. (Semiconductors & Semiconductor Equipment)	37,099	619,478
	BinckBank N.V. (Capital Markets)	37,758	427,332
	Delta Lloyd N.V. (Insurance) (d)	78,433	1,813,269
	Heineken Holding N.V. (Beverages)	17,343	1,106,351
	ING Groep N.V. (Diversified Financial Services) (a)(d)	187,466	2,446,252
	Koninklijke Ahold N.V. (Food & Staples Retailing) (d)	161,488	2,823,020
	Koninklijke Boskalis Westminster N.V. (Construction & Engineering)	1,898	101,508
	Koninklijke Philips Electronics N.V. (Industrial Conglomerates)	1,243	38,415
	Nutreco N.V. (Food Products)	7,073	302,365
¤	Royal Dutch Shell PLC Class A (Oil, Gas & Consumable Fuels) (d)	168,067	6,926,274
	Royal Dutch Shell PLC Class B (Oil, Gas & Consumable Fuels) (d)	91,415	3,944,054
	Unilever N.V., CVA (Food Products)	9,024	372,356
			20,920,674
	New Zealand 1.0%
	Air New Zealand, Ltd. (Airlines)	742,625	1,249,103
	Chorus, Ltd. (Diversified Telecommunication Services)	175,775	261,312
	Sky Network Television, Ltd. (Media)	73,361	420,661
	Telecom Corp. of New Zealand, Ltd. (Diversified Telecommunication Services)	854,533	2,061,629
			3,992,705
	Norway 3.7%
	Austevoll Seafood ASA (Food Products)	58,226	393,647
	Borregaard ASA (Chemicals)	28,610	192,968
	BW Offshore, Ltd. (Energy Equipment & Services)	36,675	48,714
	Cermaq ASA (Food Products)	8,003	101,209
	DNB ASA (Banks) (d)	140,068	2,495,505
	Golden Ocean Group, Ltd. (Marine)	140,222	215,474
	Kongsberg Automotive Holding ASA (Auto Components) (a)	306,192	331,211
	Leroy Seafood Group ASA (Food Products)	6,353	229,912
	Marine Harvest ASA (Food Products) (d)	177,410	2,421,402
	Salmar ASA (Food Products)	79,473	1,554,985
	SpareBank 1 SMN (Banks)	42,318	360,147
	Statoil ASA (Oil, Gas & Consumable Fuels) (d)	124,362	3,562,894
	Yara International ASA (Chemicals) (d)	63,524	2,911,270
			14,819,338
	Philippines 0.0%‡
	Nickel Asia Corp. (Metals & Mining)	108,600	89,917

	Poland 0.1%
	Enea S.A. (Electric Utilities)	7,757	37,688
	PGE S.A. (Electric Utilities)	61,396	409,267
	Tauron Polska Energia S.A. (Electric Utilities) (a)	73,127	118,820
			565,775
	Portugal 0.0%‡
	Mota-Engil SGPS S.A. (Construction & Engineering)	31,484	196,965

	Republic of Korea 0.9%
	Dongwon F&B Co., Ltd. (Food Products)	1,093	221,184
	Golfzon Co., Ltd. (Software)	5,022	97,474
	Hanil Cement Co., Ltd. (Construction Materials)	4,355	559,284
	Hanil E-Wha Co., Ltd. (Auto Components) (b)(c)	39,754	818,015
	Harim Holdings Co., Ltd. (Industrial Conglomerates) (a)	82,149	469,149
	Korea Petrochemical Ind Co., Ltd. (Chemicals)	3,413	220,483
	Meritz Securities Co., Ltd. (Capital Markets)	71,161	203,545
	SeAH Steel Corp. (Metals & Mining)	813	75,696
	SL Corp. (Auto Components)	19,826	403,136
	Sungwoo Hitech Co., Ltd. (Auto Components)	27,746	390,066
			3,458,032
	Russia 0.1%
	MMC Norilsk Nickel OJSC, Sponsored ADR (Metals & Mining)	7,557	148,495
	Sistema JSFC, Sponsored GDR (Wireless Telecommunication Services)	13,318	330,420
			478,915
	Singapore 0.1%
	Asian Pay Television Trust (Media)	403,000	274,589
	STATS ChipPAC, Ltd. (Semiconductors & Semiconductor Equipment) (a)	355,000	166,473
			441,062
	South Africa 0.1%
	Investec, Ltd. (Capital Markets)	26,791	231,258
	Naspers, Ltd. (Media)	790	98,036
	Sibanye Gold, Ltd. (Metals & Mining)	62,728	148,820
			478,114
	Spain 2.2%
	Abengoa S.A. (Construction & Engineering)	22,785	132,171
	ACS Actividades De Construccion Y Servicios S.A. (Construction & Engineering) (d)	37,263	1,633,379
	Banco Santander S.A. (Banks) (d)	109,433	1,105,909
	Deoleo S.A. (Food Products) (a)	19,517	10,585
	Grifols S.A. (Biotechnology) (d)	22,849	1,034,755
	Red Electrica Corp. S.A. (Electric Utilities) (d)	27,503	2,364,351
	Repsol, S.A. (Oil, Gas & Consumable Fuels) (d)	75,740	1,888,434
	Telefonica S.A. (Diversified Telecommunication Services) (d)	48,159	787,390
	Tubacex S.A. (Metals & Mining)	18,795	98,153
			9,055,127
	Sweden 4.0%
	Bilia AB (Specialty Retail)	23,323	633,943
	Byggmax Group AB (Specialty Retail)	5,189	42,313
	Clas Ohlson AB (Specialty Retail)	22,491	427,930
	Haldex AB (Machinery)	34,033	448,958
	Husqvarna AB (Household Durables)	78,877	623,748
	Intrum Justitia AB (Commercial Services & Supplies)	45,866	1,406,259
	JM AB (Household Durables)	22,257	705,957
	Lindab International AB (Building Products) (a)	18,242	172,683
	Meda AB Class A (Pharmaceuticals)	133,614	2,155,814
	Medivir AB (Biotechnology) (a)	42,993	751,016
	Nordea Bank AB (Banks) (d)	279,900	3,765,434
	Securitas AB (Commercial Services & Supplies)	125,974	1,467,341
	Skandinaviska Enskilda Banken AB Class A (Banks) (d)	191,690	2,575,985
	Telefonaktiebolaget LM Ericsson Class B (Communications Equipment)	88,159	1,092,051
			16,269,432
	Switzerland 7.8%
	ABB, Ltd. (Electrical Equipment) (a)(d)	27,665	638,692
	Actelion, Ltd. Registered (Biotechnology) (a)(d)	25,924	3,135,128
	Adecco S.A. (Professional Services) (a)(d)	28,364	2,128,665
	Aryzta A.G. (Food Products) (a)(d)	19,082	1,732,341
	Autoneum Holding A.G. (Auto Components) (a)(d)	2,384	409,248
	Forbo Holding A.G. Registered (Household Durables) (a)(d)	224	219,009
	Georg Fischer A.G. Registered (Machinery) (a)(d)	266	176,358
	Komax Holding A.G. Registered (Machinery) (a)(d)	139	21,414
	Kudelski S.A. (Electronic Equipment, Instruments & Components) (d)	20,420	348,292
	Lonza Group A.G. Registered (Life Sciences Tools & Services) (a)	4,103	456,014
¤	Nestle S.A. Registered (Food Products) (d)	103,637	7,703,636
	Novartis A.G. (Pharmaceuticals) (d)	40,289	3,526,811
	Roche Holding A.G. (Genusscheine) (Pharmaceuticals) (d)	12,419	3,617,397
	Schmolz + Bickenbach A.G. (Metals & Mining) (a)	31,887	48,423
	Swiss Life Holding A.G. Registered (Insurance) (a)(d)	10,240	2,376,469
	UBS A.G. Registered (Capital Markets) (a)(d)	160,300	2,764,128
	Zurich Financial Services A.G. (Insurance) (a)(d)	6,762	1,969,630
			31,271,655
	Taiwan 0.6%
	Compeq Manufacturing Co. (Electronic Equipment, Instruments & Components)	617,000	368,272
	Elitegroup Computer Systems Co., Ltd. (Technology Hardware, Storage & Peripherals)	438,000	311,089
	Gintech Energy Corp. (Semiconductors & Semiconductor Equipment) (a)	62,000	57,267
	Ichia Technologies, Inc. (Electronic Equipment, Instruments & Components)	53,000	80,146
	Micro-Star International Co., Ltd. (Technology Hardware, Storage & Peripherals)	544,000	844,402
	Primax Electronics, Ltd. (Technology Hardware, Storage & Peripherals)	280,000	437,420
	Rechi Precision Co., Ltd. (Machinery)	222,260	231,602
			2,330,198
	Thailand 0.0%‡
	Delta Electronics Thailand PCL, NVDR (Electronic Equipment, Instruments & Components)	7,700	14,868
	Thanachart Capital PCL, NVDR (Banks)	73,400	81,149
			96,017
	Turkey 0.1%
	Asya Katilim Bankasi AS (Banks) (a)	136,546	77,105
	Koza Altin Isletmeleri As (Metals & Mining)	29,099	301,473
	TAV Havalimanlari Holding AS (Transportation Infrastructure)	19,388	159,697
			538,275
	United Kingdom 19.8%
	3i Group PLC (Capital Markets)	84,063	535,761
	Afren PLC (Oil, Gas & Consumable Fuels) (a)	519,580	964,927
	African Barrick Gold PLC (Metals & Mining)	227,959	1,008,341
	Antofagasta PLC (Metals & Mining)	13,501	184,743
	AstraZeneca PLC (Pharmaceuticals) (d)	62,052	4,551,401
	Awilco Drilling PLC (Energy Equipment & Services)	8,225	204,763
	Bellway PLC (Household Durables)	52,011	1,326,811
	BHP Billiton PLC (Metals & Mining) (d)	61,289	2,099,491
	BP PLC (Oil, Gas & Consumable Fuels) (d)	534,734	4,369,509
¤	British American Tobacco PLC (Tobacco) (d)	100,768	5,925,508
	British Land Co. PLC (The) (Real Estate Investment Trusts)	31,622	375,313
	British Sky Broadcasting Group PLC (Media) (d)	212,828	3,158,400
	Britvic PLC (Beverages)	9,630	114,052
	BT Group PLC (Diversified Telecommunication Services)	75,311	493,968
	Debenhams PLC (Multiline Retail)	306,265	341,523
	easyJet PLC (Airlines) (d)	119,899	2,621,409
	Galliford Try PLC (Construction & Engineering)	41,918	902,319
¤	GlaxoSmithKline PLC (Pharmaceuticals) (d)	242,364	5,877,914
	Go-Ahead Group PLC (Road & Rail)	14,499	539,754
	Halfords Group PLC (Specialty Retail)	180,568	1,463,294
	Home Retail Group PLC (Internet & Catalog Retail)	848,144	2,382,717
¤	HSBC Holdings PLC (Banks) (d)	688,010	7,392,212
	Imperial Tobacco Group PLC (Tobacco)	87,153	3,782,979
	Interserve PLC (Construction & Engineering)	29,324	315,116
	Investec PLC (Capital Markets)	131,617	1,143,265
	ITV PLC (Media)	999,839	3,522,914
	J Sainsbury PLC (Food & Staples Retailing)	261,685	1,382,400
	Keller Group PLC (Construction & Engineering)	21,024	308,450
	Legal & General Group PLC (Insurance)	490,825	1,942,378
	Micro Focus International PLC (Software)	8,928	128,122
	Mitchells & Butlers PLC (Hotels, Restaurants & Leisure) (a)	33,324	210,360
	Next PLC (Multiline Retail) (d)	30,340	3,467,797
	Northgate PLC (Road & Rail)	29,564	246,071
	Old Mutual PLC (Insurance)	730,171	2,413,719
	Pace PLC (Communications Equipment)	235,176	1,270,155
	Persimmon PLC (Household Durables) (a)	10,751	227,431
	Phoenix Group Holdings (Insurance)	52,891	625,071
¤	Rio Tinto PLC (Metals & Mining) (d)	87,012	4,982,926
	Rolls-Royce Holdings PLC (Aerospace & Defense) (a)	8,802	154,548
	Salamander Energy PLC (Oil, Gas & Consumable Fuels) (a)	25,792	49,097
	Skyepharma PLC (Pharmaceuticals) (a)	12,056	49,664
	Soco International PLC (Oil, Gas & Consumable Fuels) (a)	105,519	766,035
	Subsea 7 S.A. (Energy Equipment & Services)	40,226	671,889
	Trinity Mirror PLC (Media) (a)	33,473	111,895
	TUI Travel PLC (Hotels, Restaurants & Leisure)	225,569	1,381,263
	Unilever PLC (Food Products)	2,698	117,064
	Vodafone Group PLC (Wireless Telecommunication Services)	767,095	2,565,565
	WH Smith PLC (Specialty Retail)	37,987	725,990
			79,396,294
	United States 0.1%
	China Yuchai International, Ltd. (Machinery)	10,300	210,841
	Total Common Stocks (Cost $489,100,388)		522,717,859

	Exchange-Traded Fund 1.7% (e)
	United States 1.7%
¤	iShares MSCI EAFE Index Fund (Capital Markets)	101,580	6,764,212
	Total Exchange-Traded Fund (Cost $6,863,161)		6,764,212

	Preferred Stocks 0.1%
	Germany 0.1%
	Henkel A.G. & Co. KGaA 1.49% (Household Products) (d)	1,175	131,031
	Jungheinrich A.G. 1.92% (Machinery)	1,723	105,300
			236,331
	Total Preferred Stocks (Cost $235,602)		236,331

	Principal Amount
Short-Term Investment 0.6%
Repurchase Agreement 0.6%
United States 0.6%
State Street Bank and Trust Co. 0.00%, dated 7/31/14 due 8/1/14 Proceeds at Maturity $2,382,430 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 1.96% and a maturity date of 11/7/22, with a Principal Amount of $2,620,000 and a Market Value of $2,433,202)	$2,382,430	2,382,430

Total Short-Term Investment (Cost $2,382,430)		2,382,430
Total Investments, Before Investments Sold Short (Cost $498,581,581) (f)	132.5%	532,100,832

	Shares
Investments Sold Short (31.7%)
Common Stocks Sold Short (31.7%)
Australia (3.2%)
Ainsworth Game Technology, Ltd. (Hotels, Restaurants & Leisure)	(62,014)	(217,264)
ARB Corp., Ltd. (Auto Components)	(15,952)	(181,448)
Beadell Resources, Ltd. (Metals & Mining) (a)	(1,914,952)	(925,374)
Breville Group, Ltd. (Distributors)	(41,959)	(325,587)
Buru Energy, Ltd. (Oil, Gas & Consumable Fuels) (a)	(345,386)	(268,008)
CuDeco, Ltd. (Metals & Mining) (a)	(198,019)	(322,033)
Donaco International, Ltd. (Hotels, Restaurants & Leisure) (a)	(255,744)	(204,390)
Energy World Corp., Ltd. (Independent Power & Renewable Electricity Producers) (a)	(392,946)	(127,808)
GWA Group, Ltd. (Building Products)	(20,247)	(55,506)
Iproperty Group, Ltd. (Internet Software & Services) (a)	(158,504)	(528,799)
Karoon Gas Australia, Ltd. (Oil, Gas & Consumable Fuels) (a)	(301,306)	(1,016,413)
Linc Energy, Ltd. (Oil, Gas & Consumable Fuels) (a)	(370,902)	(371,645)
Lynas Corp., Ltd. (Metals & Mining) (a)	(2,230,411)	(352,362)
Magellan Financial Group, Ltd. (Capital Markets)	(19,466)	(214,363)
Mayne Pharma Group, Ltd. (Pharmaceuticals) (a)	(139,033)	(112,407)
Medusa Mining, Ltd. (Metals & Mining) (a)	(138,672)	(214,565)
Mermaid Marine Australia, Ltd. (Marine)	(370,480)	(698,903)
MMG, Ltd. (Metals & Mining)	(128,000)	(51,365)
Paladin Energy, Ltd. (Oil, Gas & Consumable Fuels) (a)	(2,678,484)	(933,418)
Sandfire Resources NL (Metals & Mining) (a)	(32,178)	(193,173)
Senex Energy, Ltd. (Oil, Gas & Consumable Fuels) (a)	(286,105)	(180,797)
Sirius Resources NL (Metals & Mining) (a)	(603,441)	(2,203,856)
Southern Cross Media Group, Ltd. (Media)	(94,754)	(106,546)
Sundance Energy Australia, Ltd. (Oil, Gas & Consumable Fuels) (a)	(46,868)	(59,670)
Super Retail Group, Ltd. (Specialty Retail)	(137,637)	(1,207,433)
Syrah Resources, Ltd. (Metals & Mining) (a)	(65,378)	(340,232)
UGL, Ltd. (Construction & Engineering)	(21,034)	(136,046)
Virgin Australia Holdings, Ltd. (Airlines) (a)	(1,554,607)	(585,102)
Virgin Australia International Holdings Pty, Ltd. (Airlines) (b)(c)	(444,108)	(4,127)
Whitehaven Coal, Ltd. (Oil, Gas & Consumable Fuels) (a)	(385,421)	(610,683)
Wotif.com Holdings, Ltd. (Internet & Catalog Retail)	(91,106)	(282,780)
		(13,032,103)
Austria (0.1%)
Cat Oil A.G. (Energy Equipment & Services)	(2,925)	(56,381)
Lenzing A.G. (Chemicals)	(537)	(31,384)
Schoeller-Bleckmann Oilfield Equipment A.G. (Energy Equipment & Services)	(2,246)	(267,367)
		(355,132)
Belgium (0.2%)
EVS Broadcast Equipment S.A. (Communications Equipment)	(5,434)	(278,686)
KBC Ancora (Diversified Financial Services) (a)	(2,314)	(71,577)
Tessenderlo Chemie N.V. (Chemicals) (a)	(6,020)	(174,401)
ThromboGenics N.V. (Biotechnology) (a)	(17,426)	(213,742)
		(738,406)
China (4.4%)
Anton Oilfield Services Group (Energy Equipment & Services)	(1,258,000)	(712,592)
AviChina Industry & Technology Co., Ltd. (Aerospace & Defense)	(1,396,000)	(814,178)
Beijing Jingneng Clean Energy Co., Ltd. (Independent Power & Renewable Electricity Producers)	(1,398,000)	(595,274)
Beijing Tong Ren Tang Chinese Medicine Co., Ltd. (Pharmaceuticals)	(26,000)	(31,770)
Bloomage Biotechnology Corp., Ltd. (Chemicals)	(157,500)	(388,159)
Boshiwa International Holding, Ltd. (Specialty Retail) (a)(b)(c)	(86,000)	(9,321)
BYD Co., Ltd. (Automobiles)	(74,000)	(493,648)
China Communications Services Corp., Ltd. (Diversified Telecommunication Services)	(428,000)	(210,409)
China Datang Corp. Renewable Power Co., Ltd. (Independent Power & Renewable Electricity Producers)	(1,378,000)	(206,254)
China Eastern Airlines Corp., Ltd. (Airlines) (a)	(1,518,000)	(479,881)
China Foods, Ltd. (Food Products) (a)	(1,344,000)	(513,318)
China Galaxy Securities Co., Ltd. (Capital Markets)	(841,500)	(638,450)
China ITS Holdings Co., Ltd. (IT Services)	(162,000)	(26,338)
China Modern Dairy Holdings, Ltd. (Food Products) (a)	(721,000)	(336,775)
China Molybdenum Co., Ltd. (Metals & Mining)	(872,000)	(578,329)
China Rongsheng Heavy Industries Group Holdings, Ltd. (Machinery) (a)	(273,000)	(55,656)
China Shipping Container Lines Co., Ltd. (Marine) (a)	(2,541,000)	(740,984)
China Shipping Development Co., Ltd. Class H (Marine) (a)	(404,000)	(268,984)
ChinaSoft International, Ltd. (IT Services) (a)	(1,036,000)	(323,497)
CIMC Enric Holdings, Ltd. (Machinery)	(214,000)	(256,246)
CITIC Resources Holdings, Ltd. (Trading Companies & Distributors) (a)	(248,000)	(37,120)
Credit China Holdings, Ltd. (Consumer Finance)	(372,000)	(87,359)
Daphne International Holdings, Ltd. (Textiles, Apparel & Luxury Goods)	(1,510,000)	(664,396)
FIH Mobile, Ltd. (Electronic Equipment, Instruments & Components) (a)	(532,000)	(301,350)
First Tractor Co., Ltd. Class H (Machinery)	(302,000)	(227,960)
Goodbaby International Holdings, Ltd. (Leisure Products)	(1,437,000)	(723,131)
Greatview Aseptic Packaging Co., Ltd. (Containers & Packaging)	(203,000)	(159,518)
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. (Pharmaceuticals)	(234,000)	(748,795)
Haitian International Holdings, Ltd. (Machinery)	(31,000)	(72,640)
Huadian Fuxin Energy Corp., Ltd. (Independent Power & Renewable Electricity Producers)	(150,000)	(76,838)
Huaneng Renewables Corp., Ltd. (Independent Power & Renewable Electricity Producers)	(2,380,000)	(798,447)
Hunan Nonferrous Metal Corp., Ltd. Class H (Metals & Mining) (a)	(1,350,000)	(463,352)
Li Ning Co., Ltd. (Textiles, Apparel & Luxury Goods) (a)	(1,215,000)	(741,537)
Lianhua Supermarket Holdings Co., Ltd. Class H (Food & Staples Retailing) (a)	(135,000)	(74,380)
NVC Lighting Holdings, Ltd. (Household Products)	(1,104,000)	(252,138)
Parkson Retail Group, Ltd. (Multiline Retail)	(1,901,500)	(571,673)
Shandong Weigao Group Medical Polymer Co., Ltd. Class H (Health Care Equipment & Supplies)	(208,000)	(216,050)
Shenzhou International Group Holdings, Ltd. (Textiles, Apparel & Luxury Goods)	(207,000)	(655,718)
Sinopec Kantons Holdings, Ltd. (Oil, Gas & Consumable Fuels)	(1,032,000)	(767,004)
Spt Energy Group, Inc. (Energy Equipment & Services)	(468,000)	(248,793)
Sun Art Retail Group, Ltd. (Food & Staples Retailing)	(36,500)	(45,495)
Tiangong International Co., Ltd. (Metals & Mining)	(1,110,000)	(242,050)
Tong Ren Tang Technologies Co., Ltd. Class H (Pharmaceuticals)	(560,000)	(797,724)
Uni-president China Holdings, Ltd. (Food Products)	(918,000)	(753,347)
West China Cement, Ltd. (Construction Materials)	(1,172,000)	(143,664)
Wisdom Holdings Group (Media)	(119,000)	(63,722)
Wumart Stores, Inc. (Food & Staples Retailing)	(96,000)	(85,966)
Zhaojin Mining Industry Co., Ltd. Class H (Metals & Mining)	(45,500)	(28,474)
Zhongsheng Group Holdings, Ltd. (Specialty Retail)	(11,500)	(14,631)
		(17,743,335)
Denmark (0.2%)
Bavarian Nordic A/S (Biotechnology) (a)	(18,715)	(384,840)
Genmab A/S (Biotechnology) (a)	(5,501)	(220,605)
		(605,445)
Finland (0.3%)
Outokumpu Oyj (Metals & Mining) (a)	(59,755)	(486,091)
Outotec Oyj (Construction & Engineering)	(73,954)	(770,934)
		(1,257,025)
France (1.1%)
AB Science S.A. (Pharmaceuticals) (a)	(6,884)	(94,393)
CGG S.A. (Energy Equipment & Services) (a)	(189,965)	(1,967,318)
Gameloft S.E. (Software) (a)	(38,529)	(245,579)
Genfit (Life Sciences Tools & Services) (a)	(27,709)	(1,042,244)
Innate Pharma S.A. (Biotechnology) (a)	(52,125)	(517,203)
IPSOS (Media)	(2,857)	(77,451)
Solocal Group (Media) (a)	(726,698)	(593,582)
Transgene S.A. (Biotechnology) (a)	(1,218)	(13,700)
Valneva S.E. (Biotechnology) (a)	(7,048)	(48,141)
		(4,599,611)
Germany (2.1%)
Aixtron S.E. (Semiconductors & Semiconductor Equipment) (a)	(46,541)	(632,244)
Drillisch A.G. (Wireless Telecommunication Services)	(9,985)	(376,377)
Evotec A.G. (Life Sciences Tools & Services) (a)	(223,335)	(1,206,993)
Gerry Weber International A.G. (Textiles, Apparel & Luxury Goods)	(10,223)	(467,346)
Heidelberger Druckmaschinen A.G. (Machinery) (a)	(527,732)	(1,736,263)
LPKF Laser & Electronics A.G. (Electronic Equipment, Instruments & Components)	(20,195)	(359,525)
Morphosys A.G. (Life Sciences Tools & Services) (a)	(2,322)	(222,997)
Puma S.E. (Textiles, Apparel & Luxury Goods)	(2,583)	(660,625)
QSC A.G. (Diversified Telecommunication Services)	(104,682)	(424,028)
Rational A.G. (Machinery)	(1,660)	(540,257)
SGL Carbon S.E. (Electrical Equipment) (a)	(48,117)	(1,551,500)
Tom Tailor Holding A.G. (Specialty Retail) (a)	(17,732)	(344,289)
		(8,522,444)
Hong Kong (2.1%)
Agtech Holdings, Ltd. (IT Services) (a)	(1,876,000)	(358,253)
Anxin-China Holdings, Ltd. (Electronic Equipment, Instruments & Components)	(3,728,000)	(471,408)
China All Access Holdings, Ltd. (Communications Equipment)	(6,000)	(2,462)
China Merchants Land, Ltd. (Distributors)	(1,070,000)	(160,154)
China Precious Metal Resources Holdings Co., Ltd. (Metals & Mining) (a)	(1,700,000)	(225,934)
Comba Telecom Systems Holdings, Ltd. (Communications Equipment) (a)	(1,950,500)	(634,223)
CSPC Pharmaceutical Group, Ltd. (Pharmaceuticals)	(416,000)	(323,673)
Digital China Holdings, Ltd. (Electronic Equipment, Instruments & Components)	(86,000)	(85,001)
Esprit Holdings, Ltd. (Specialty Retail)	(107,200)	(169,306)
Geely Automobile Holdings, Ltd. (Automobiles)	(320,000)	(129,651)
Giordano International, Ltd. (Specialty Retail)	(590,000)	(346,385)
Goldin Financial Holdings, Ltd. (Diversified Financial Services) (a)	(290,000)	(115,625)
Haier Electronics Group Co., Ltd. (Household Durables)	(305,000)	(879,575)
Hi Sun Technology China, Ltd. (IT Services) (a)	(57,000)	(15,445)
Luk Fook Holdings International, Ltd. (Specialty Retail)	(47,000)	(146,154)
Lung Cheong International Holdings, Ltd. (Leisure Products) (a)	(4,084,000)	(569,121)
Pacific Basin Shipping, Ltd. (Marine)	(1,691,000)	(1,027,685)
Sa Sa International Holdings, Ltd. (Specialty Retail)	(1,512,000)	(1,211,543)
Texhong Textile Group, Ltd. (Textiles, Apparel & Luxury Goods)	(203,500)	(154,659)
Tsui Wah Holdings, Ltd. (Hotels, Restaurants & Leisure)	(138,000)	(58,583)
United Photovoltaics Group, Ltd. (Semiconductors & Semiconductor Equipment) (a)	(7,950,000)	(1,066,832)
Vinda International Holdings, Ltd. (Household Products)	(51,000)	(86,074)
		(8,237,746)
Italy (2.3%)
Ansaldo STS S.p.A. (Transportation Infrastructure)	(34,544)	(338,133)
Banca Carige S.p.A (Banks) (a)	(622,360)	(119,756)
Banca Profilo S.p.A. (Capital Markets)	(938,290)	(454,949)
Brunello Cucinelli S.p.A. (Textiles, Apparel & Luxury Goods)	(28,892)	(651,503)
Cosmo Pharmaceuticals S.p.A. (Pharmaceuticals)	(705)	(143,211)
Gruppo Editoriale L'espresso S.p.A (Media) (a)	(28,430)	(44,960)
Indesit Co. S.p.A. (Household Durables) (a)	(77,402)	(1,124,550)
Piaggio & C. S.p.A. (Automobiles) (a)	(31,226)	(93,243)
Prada S.p.A. (Textiles, Apparel & Luxury Goods)	(199,800)	(1,430,817)
RCS Mediagroup S.p.A. (Media) (a)	(717,038)	(1,072,487)
Safilo Group S.p.A. (Textiles, Apparel & Luxury Goods) (a)	(8,790)	(183,616)
Tod's S.p.A. (Textiles, Apparel & Luxury Goods)	(11,430)	(1,255,803)
Yoox S.p.A. (Internet & Catalog Retail) (a)	(90,529)	(2,391,727)
		(9,304,755)
Japan (7.9%)
3-D Matrix, Ltd. (Biotechnology) (a)	(28,300)	(1,039,946)
Aplus Financial Co., Ltd. (Consumer Finance) (a)	(727,400)	(1,081,925)
Askul Corp. (Internet & Catalog Retail)	(24,400)	(673,422)
Broccoli Co., Ltd. (Specialty Retail)	(49,000)	(610,684)
Chiome Bioscience, Inc. (Life Sciences Tools & Services) (a)	(4,300)	(60,279)
Cookpad, Inc. (Media)	(7,700)	(220,075)
Cosmos Pharmaceutical Corp. (Food & Staples Retailing)	(8,400)	(1,035,454)
CROOZ, Inc. (Internet Software & Services)	(12,100)	(443,465)
Cyberagent, Inc. (Media)	(32,100)	(1,084,407)
DDS, Inc. (Electronic Equipment, Instruments & Components) (a)	(2,300)	(21,689)
Digital Garage, Inc. (IT Services)	(63,900)	(1,033,681)
Euglena Co., Ltd. (Personal Products) (a)	(48,500)	(680,363)
FDK Corp. (Electronic Equipment, Instruments & Components) (a)	(124,000)	(226,627)
FP Corp. (Containers & Packaging)	(2,200)	(75,069)
Fuji Kyuko Co., Ltd. (Hotels, Restaurants & Leisure)	(54,000)	(591,105)
Fujita Kanko, Inc. (Hotels, Restaurants & Leisure)	(10,000)	(36,358)
Gulliver International Co., Ltd. (Specialty Retail)	(42,900)	(399,118)
Hokkaido Electric Power Co., Inc. (Electric Utilities) (a)	(72,200)	(630,298)
Ichigo Group Holdings Co., Ltd. (Capital Markets)	(433,300)	(1,301,606)
Ikyu Corp. (Internet & Catalog Retail)	(30,500)	(403,247)
Japan Airport Terminal Co., Ltd. (Transportation Infrastructure)	(2,800)	(96,359)
Japan Bridge Corp. (Construction & Engineering)	(40,800)	(57,909)
Japan Tissue Engineering Co., Ltd. (Biotechnology) (a)	(42,800)	(660,734)
Jin Co., Ltd. (Specialty Retail)	(4,100)	(123,361)
JP-Holdings Inc. (Diversified Consumer Services)	(83,300)	(340,925)
Kumagai Gumi Co., Ltd. (Construction & Engineering) (a)	(214,000)	(590,833)
Kusuri No Aoki Co., Ltd. (Food & Staples Retailing)	(19,400)	(665,746)
Maeda Kosen Co., Ltd. (Building Products)	(25,200)	(304,757)
Matsuya Co., Ltd. (Multiline Retail)	(61,700)	(681,390)
Medinet Co., Ltd. (Life Sciences Tools & Services) (a)	(15,200)	(40,192)
Monotaro Co., Ltd. (Trading Companies & Distributors)	(51,800)	(1,403,457)
Nakayama Steel Works, Ltd. (Metals & Mining) (a)	(127,000)	(108,647)
NanoCarrier Co., Ltd. (Biotechnology) (a)	(39,400)	(519,001)
Next Co., Ltd. (Media)	(70,700)	(535,413)
Nihon Trim Co., Ltd. (Machinery)	(3,200)	(103,903)
Nippon Parking Development Co., Ltd. (Commercial Services & Supplies)	(311,700)	(357,562)
Nippon Yakin Kogyo Co., Ltd. (Metals & Mining) (a)	(421,500)	(1,335,819)
Nitto Boseki Co., Ltd. (Building Products)	(14,000)	(62,062)
Orient Corp. (Consumer Finance) (a)	(341,100)	(845,579)
OSAKA Titanium Technologies Co. (Metals & Mining)	(18,900)	(515,747)
Pigeon Corp. (Household Products)	(18,900)	(1,091,392)
Plenus Co., Ltd. (Hotels, Restaurants & Leisure)	(100)	(2,342)
R-Tech Ueno, Ltd. (Pharmaceuticals)	(5,300)	(76,616)
ReproCELL, Inc. (Biotechnology) (a)	(19,200)	(162,388)
Sanix, Inc. (Commercial Services & Supplies) (a)	(112,800)	(1,354,280)
Seria Co., Ltd. (Multiline Retail)	(14,800)	(646,731)
Shibuya Kogyo Co., Ltd. (Machinery)	(25,800)	(745,420)
Shin Nippon Biomedical Laboratories, Ltd. (Life Sciences Tools & Services) (a)	(101,300)	(883,353)
SHO-BOND Holdings Co., Ltd. (Construction & Engineering)	(4,400)	(188,208)
Sparx Group Co., Ltd. (Capital Markets)	(358,100)	(807,653)
Start Today Co., Ltd. (Internet & Catalog Retail)	(49,300)	(1,325,179)
tella, Inc. (Life Sciences Tools & Services) (a)	(16,800)	(268,336)
Toho Titanium Co., Ltd. (Metals & Mining) (a)	(38,000)	(314,004)
TOKYOTOKEIBA Co., Ltd. (Hotels, Restaurants & Leisure)	(4,000)	(12,521)
United Arrows, Ltd. (Specialty Retail)	(35,400)	(1,397,210)
Usen Corp. (Media) (a)	(5,900)	(23,631)
vt Holdings Co., Ltd. (Specialty Retail)	(4,100)	(22,161)
Yomiuri Land Co., Ltd. (Hotels, Restaurants & Leisure)	(34,000)	(159,316)
Yoshinoya Holdings Co., Ltd. (Hotels, Restaurants & Leisure)	(2,200)	(29,963)
Yumeshin Holdings Co., Ltd. (Professional Services)	(124,700)	(1,198,933)
Yushin Precision Equipment Co., Ltd. (Machinery)	(7,000)	(177,679)
		(31,885,530)
Mongolia (0.0%)‡
Mongolian Mining Corp. (Metals & Mining) (a)	(1,177,000)	(83,528)

Netherlands (0.2%)
PostNL N.V. (Air Freight & Logistics) (a)	(125,877)	(630,229)

New Zealand (0.1%)
Xero, Ltd. (Software) (a)	(12,073)	(260,605)

Norway (1.4%)
Archer, Ltd. (Energy Equipment & Services) (a)	(460,835)	(720,610)
Det Norske Oljeselskap ASA (Oil, Gas & Consumable Fuels) (a)	(157,241)	(1,738,409)
ElectroMagnetic GeoServices ASA (Energy Equipment & Services) (a)	(118,065)	(105,174)
Hexagon Composites ASA (Machinery)	(8,505)	(49,653)
Hoegh LNG Holdings, Ltd. (Oil, Gas & Consumable Fuels) (a)	(7,084)	(89,306)
Norwegian Air Shuttle A.S. (Airlines) (a)	(13,353)	(405,708)
Opera Software ASA (Internet Software & Services)	(69,759)	(820,061)
Schibsted ASA (Media)	(35,423)	(1,718,647)
		(5,647,568)
Portugal (0.1%)
Banco BPI S.A. (Banks) (a)	(122,286)	(246,767)

Russia (0.0%)‡
Polyus Gold International, Ltd. (Metals & Mining) (a)	(53,405)	(167,028)

Singapore (0.4%)
Centurion Corp., Ltd. (Hotels, Restaurants & Leisure)	(57,000)	(31,984)
Ezra Holdings, Ltd. (Energy Equipment & Services)	(138,000)	(129,980)
Siic Environment Holdings, Ltd. (Water Utilities) (a)	(1,186,000)	(154,964)
Super Group, Ltd. (Food Products)	(635,000)	(750,802)
Yoma Strategic Holdings, Ltd. (Construction & Engineering)	(1,213,000)	(670,918)
		(1,738,648)
Spain (0.3%)
Carbures Europe S.A. (Construction & Engineering) (a)	(12,262)	(366,154)
Ence Energia Y Celulosa S.A. (Paper & Forest Products)	(50,383)	(107,607)
Fomento de Construcciones y Contratas S.A. (Construction & Engineering) (a)	(32,765)	(712,952)
		(1,186,713)
Sweden (0.6%)
Active Biotech AB (Biotechnology) (a)	(24,099)	(105,155)
Arcam AB (Machinery) (a)	(29,862)	(822,501)
CDON Group AB (Internet & Catalog Retail) (a)	(73,906)	(271,059)
Cloetta AB (Food Products) (a)	(50,609)	(151,867)
Fingerprint Cards AB (Electronic Equipment, Instruments & Components) (a)	(39,319)	(280,435)
Nolato AB (Industrial Conglomerates)	(909)	(22,270)
Opus Group AB (Electronic Equipment, Instruments & Components)	(19,357)	(38,303)
Orexo AB (Pharmaceuticals) (a)	(12,410)	(251,863)
Ratos AB (Capital Markets)	(16,509)	(135,098)
SAS AB (Airlines) (a)	(138,216)	(253,462)
		(2,332,013)
Switzerland (0.3%)
DKSH Holding, Ltd. (Professional Services)	(2,336)	(169,143)
Inficon Holding A.G. (Electronic Equipment, Instruments & Components) (a)	(385)	(123,602)
Meyer Burger Technology A.G. (Machinery) (a)	(56,928)	(673,426)
Panalpina Welttransport Holding A.G. (Air Freight & Logistics)	(580)	(79,142)
		(1,045,313)
United Kingdom (4.4%)
Anite PLC (IT Services)	(36,637)	(55,514)
Asia Resource Minerals PLC (Oil, Gas & Consumable Fuels) (a)	(68,834)	(81,930)
Aveva Group PLC (Software)	(14,567)	(492,853)
Berkeley Group Holdings PLC (Household Durables)	(2,983)	(123,437)
Bovis Homes Group PLC (Household Durables)	(28,982)	(374,072)
BTG PLC (Pharmaceuticals) (a)	(17,016)	(174,092)
Chemring Group PLC (Aerospace & Defense)	(86,782)	(297,057)
Crest Nicholson Holdings PLC (Household Durables)	(43,357)	(257,370)
Devro PLC (Food Products)	(90,178)	(388,231)
Dialight PLC (Electrical Equipment)	(42,083)	(656,490)
Domino's Pizza Group PLC (Hotels, Restaurants & Leisure)	(22,326)	(206,181)
Drax Group PLC (Independent Power & Renewable Electricity Producers)	(131,016)	(1,547,254)
Flybe Group PLC (Airlines) (a)	(9,228)	(17,215)
Genus PLC (Biotechnology)	(2,762)	(48,822)
Gulf Keystone Petroleum, Ltd. (Oil, Gas & Consumable Fuels) (a)	(1,290,085)	(1,753,330)
Imagination Technologies Group PLC (Semiconductors & Semiconductor Equipment) (a)	(528,668)	(1,589,631)
International Personal Finance PLC (Consumer Finance)	(33,322)	(310,823)
Ocado Group PLC (Internet & Catalog Retail) (a)	(403,714)	(2,291,506)
Ophir Energy PLC (Oil, Gas & Consumable Fuels) (a)	(459,558)	(1,672,003)
Oxford Instruments PLC (Electronic Equipment, Instruments & Components)	(27,849)	(592,420)
Premier Foods PLC (Food Products) (a)	(1,031,532)	(731,445)
Redrow PLC (Household Durables)	(36,830)	(152,030)
Serco Group PLC (Commercial Services & Supplies)	(129,818)	(792,744)
Spirent Communications PLC (Communications Equipment)	(68,780)	(119,489)
Supergroup PLC (Specialty Retail) (a)	(40,911)	(703,823)
Taylor Wimpey PLC (Household Durables)	(246,647)	(463,469)
Telecity Group PLC (Internet Software & Services)	(109,414)	(1,468,553)
Telecom Plus PLC (Multi-Utilities)	(3,333)	(78,217)
Xaar PLC (Technology Hardware, Storage & Peripherals)	(27,866)	(258,519)
		(17,698,520)
Total Common Stocks Sold Short (Proceeds $134,536,602)		(127,318,464)

Convertible Preferred Stock Sold Short (0.0%)‡
Germany (0.0%)‡
Draegerwerk A.G. & Co. KGaA (Health Care Equipment & Supplies)	(1,635)	(147,758)
Total Convertible Preferred Stock Sold Short (Proceeds $148,319)		(147,758)

Rights Sold Short (0.0%)‡
Austria (0.0%)‡
Intercell A.G. (Biotechnology) (a)(b)(c)	(19,159)	(3)
Total Rights Sold Short (Proceeds $0)		(3)
Total Investments Sold Short (Proceeds $134,684,921)	(31.7)%	(127,466,225)
Total Investments, Net of Investments Sold Short (Cost $363,896,660)	100.8	404,634,607
Other Assets, Less Liabilities	(0.8)	(3,110,296)
Net Assets	100.0%	$401,524,311

¤	Among the Fund's 10 largest holdings, as of July 31, 2014, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Illiquid security - The total market value of these securities as of July 31, 2014, was $805,687, which represented 0.2% of the Fund's net assets.
(c)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2014, the total market value of these fair valued securities was $805,687, which represented 0.2% of the Fund's net assets.
(d)	Represents a security, or a portion thereof, which is maintained in a segregated account at the Fund's custodian as collateral for securities Sold Short.
(e)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(f)	As of July 31, 2014, cost was $501,195,224 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$46,457,873
Gross unrealized depreciation	(15,552,265)
Net unrealized appreciation	$30,905,608

The following abbreviations are used in the above portfolio:

ADR	—American Depositary Receipt
NVDR	—Non-Voting Depositary Receipt
GDR	—Global Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2014, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks (b)	$521,898,721	$—	$819,138	$522,717,859
Exchange-Traded Fund	6,764,212	—	—	6,764,212
Preferred Stocks	236,331	—	—	236,331
Short-Term Investment
Repurchase Agreement	—	2,382,430	—	2,382,430
Total Investments in Securities	$528,899,264	$2,382,430	$819,138	$532,100,832

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities Sold Short (a)
Common Stocks Sold Short (c)	$(127,305,016)	$—	$(13,448)	$(127,318,464)
Convertible Preferred Stock Sold Short	(147,758)	—	—	(147,758)
Rights Sold Short (d)	—	—	(3)	(3)
Total Investments in Securities Sold Short	$(127,452,774)	$—	$(13,451)	$(127,466,225)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $10, $1,113 and $818,015, are held in Australia, Hong Kong and Republic of Korea, respectively, within the Common Stocks section of the Portfolio of Investments.

(c)	The Level 3 securities valued at $(4,127) and $(9,321) are held in Australia and China, respectively, within the Common Stocks Sold Short section of the Portfolio of Investments.

(d)	The Level 3 security valued at $(3) is held in Austria within the Rights Sold Short section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

During the period ended July 31, 2014, a foreign equity security with a market value of $252,199 was transferred from Level 1 to Level 3 as this security was fair valued when compared to a prior year price which was based on a quoted price.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2014
Common Stocks
Australia	$10	$-	$-	$-	$-	$-	$-	$-	$10	$-
China	543,957		(268,765)	33,427	71,219	(379,838)	-	-	-	-
Hong Kong	4,132	-	-	(3,019)	-	-	-	-	1,113	(3,019)
Republic of Korea	-	-	(37,462)	78,255	902,662	(377,639)	252,199	-	818,015	78,255
Common Stocks Sold Short
Australia	(4,197)	-	-	70	-	-	-	-	(4,127)	70
China	(18,635)	-	-	9,314	-	-	-	-	(9,321)	9,314
Rights Sold Short
Austria	(3)	-	-	-	-	-	-	-	(3)	-
Total	$525,264	$-	$(306,227)	$118,047	$973,881	$(757,477)	$252,199	$-	$805,687	$84,620

MainStay Moderate Allocation Fund
Portfolio of Investments July 31, 2014 (Unaudited)

	Shares	Value
Affiliated Investment Companies 96.4% †
Equity Funds 62.7%
MainStay Cornerstone Growth Fund Class I	70,475	$2,277,034
MainStay Emerging Markets Opportunities Fund Class I (a)	2,004,383	21,226,418
MainStay Epoch Global Choice Fund Class I (a)	946,700	18,971,859
MainStay Epoch U.S. All Cap Fund Class I (a)	1,393,939	40,521,795
MainStay ICAP Equity Fund Class I	664,339	35,542,120
MainStay ICAP International Fund Class I	1,028,175	37,158,233
MainStay International Equity Fund Class I (a)	917,245	12,657,982
MainStay International Opportunities Fund Class I (a)	3,026,166	27,901,255
MainStay Large Cap Growth Fund Class I	4,962,015	52,696,596
MainStay MAP Fund Class I	1,222,504	56,773,081
MainStay Marketfield Fund Class I	704,247	12,317,285
MainStay S&P 500 Index Fund Class I	305,247	13,769,714
MainStay U.S. Equity Opportunities Fund Class I (a)	4,942,584	44,532,678
MainStay U.S. Small Cap Fund Class I (a)(b)	932,039	23,338,261
Total Equity Funds (Cost $309,006,814)		399,684,311
Fixed Income Funds 33.7%
MainStay Floating Rate Fund Class I	2,788,254	26,655,707
MainStay High Yield Corporate Bond Fund Class I	2,115,155	12,775,534
MainStay Indexed Bond Fund Class I	234,542	2,591,684
MainStay Short Duration High Yield Fund Class I (a)	1,325,529	13,361,334
MainStay Total Return Bond Fund Class I (a)	12,287,012	133,314,080
MainStay Unconstrained Bond Fund Class I	2,789,070	26,161,476
Total Fixed Income Funds (Cost $209,609,368)		214,859,815
Total Affiliated Investment Companies (Cost $518,616,182)		614,544,126

	Principal Amount
Short-Term Investments 3.7%
Repurchase Agreement 3.7%
State Street Bank and Trust Co. 0.00%, dated 7/31/14 due 8/1/14 Proceeds at Maturity $23,547,479 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.10% and a maturity date of 10/17/22, with a Principal Amount of $25,525,000 and a Market Value of $24,019,714)	$23,547,479	23,547,479
Total Short-Term Investment (Cost $23,547,479)		23,547,479
Total Investments (Cost $542,163,661) (c)	100.1%	638,091,605
Other Assets, Less Liabilities	(0.1)	(350,725)
Net Assets	100.0%	$637,740,880

†	Percentages indicated are based on Fund net assets.
(a)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Non-income producing Underlying Fund.
(c)	As of July 31, 2014, cost was $547,373,050 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$95,928,292
Gross unrealized depreciation	(5,209,737)
Net unrealized appreciation	$90,718,555

The following is a summary of the fair valuations according to the inputs used as of July 31, 2014, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$399,684,311	$—	$—	$399,684,311
Fixed Income Funds	214,859,815	—	—	214,859,815
Short-Term Investment
Repurchase Agreement	—	23,547,479	—	23,547,479
Total Investments in Securities	$614,544,126	$23,547,479	$—	$638,091,605

(a) For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2014, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Moderate Growth Allocation Fund
Portfolio of Investments July 31, 2014 (Unaudited)

	Shares	Value
Affiliated Investment Companies 96.5% †
Equity Funds 82.8%
MainStay Cornerstone Growth Fund Class I	112,851	$3,646,224
Mainstay Cushing Renaissance Advantage Fund Class I	185	4,880
Mainstay Cushing Royalty Energy Income Fund Class I	261	4,901
MainStay Emerging Markets Opportunities Fund Class I (a)	2,524,850	26,738,158
MainStay Epoch Global Choice Fund Class I (a)	927,367	18,584,444
MainStay Epoch U.S. All Cap Fund Class I (a)	1,334,125	38,783,009
MainStay ICAP Equity Fund Class I	720,337	38,538,012
MainStay ICAP International Fund Class I	1,332,533	48,157,746
MainStay International Equity Fund Class I (a)	1,177,466	16,249,030
MainStay International Opportunities Fund Class I (a)	3,967,165	36,577,260
MainStay Large Cap Growth Fund Class I	6,486,243	68,883,906
MainStay MAP Fund Class I	1,516,677	70,434,482
MainStay Marketfield Fund Class I	686,062	11,999,223
MainStay S&P 500 Index Fund Class I	330,831	14,923,798
MainStay U.S. Equity Opportunities Fund Class I (a)	6,540,886	58,933,387
MainStay U.S. Small Cap Fund Class I (a)(b)	2,468,053	61,800,053
Total Equity Funds (Cost $391,702,519)		514,258,513

Fixed Income Funds 13.7%
MainStay Floating Rate Fund Class I	2,568,064	24,550,690
MainStay High Yield Corporate Bond Fund Class I	1,818,313	10,982,611
MainStay Short Duration High Yield Fund Class I	1,185,514	11,949,979
MainStay Total Return Bond Fund Class I	1,585,228	17,199,723
MainStay Unconstrained Bond Fund Class I	2,191,338	20,554,747
Total Fixed Income Funds (Cost $82,294,360)		85,237,750
Total Affiliated Investment Companies (Cost $473,996,879)		599,496,263

	Principal Amount
Short-Term Investment 3.6%
Repurchase Agreement 3.6%
State Street Bank and Trust Co. 0.00%, dated 7/31/14 due 8/1/14 Proceeds at Maturity $22,045,298 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.10% and a maturity date of 10/17/22, with a Principal Amount of $23,900,000 and a Market Value of $22,490,545)	$22,045,298	22,045,298
Total Short-Term Investment (Cost $22,045,298)		22,045,298
Total Investments (Cost $496,042,177) (c)	100.1%	621,541,561
Other Assets, Less Liabilities	(0.1)	(604,837)
Net Assets	100.0%	$620,936,724

†	Percentages indicated are based on Fund net assets.
(a)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Non-income producing Underlying Fund.
(c)	As of July 31, 2014, cost was $502,910,062 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$125,499,603
Gross unrealized depreciation	(6,868,104)
Net unrealized appreciation	$118,631,499

The following is a summary of the fair valuations according to the inputs used as of July 31, 2014, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$514,258,513	$—	$—	$514,258,513
Fixed Income Funds	85,237,750	—	—	85,237,750
Short-Term Investment
Repurchase Agreement	—	22,045,298	—	22,045,298
Total Investments in Securities	$599,496,263	$22,045,298	$—	$621,541,561

(a) For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2014, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay New York Tax Free Opportunities Fund
Portfolio of Investments July 31, 2014 (Unaudited)

		Principal Amount	Value
	Municipal Bonds 100.0% †
	Airport 3.2%
	Antonio B Won Pat International Airport Authority, Guam Airport, Revenue Bonds
	Series C 6.00%, due 10/1/23 (a)	$500,000	$555,050
	Series C, Insured: AGM 6.00%, due 10/1/34 (a)	1,000,000	1,134,290
	Port Authority of New York & New Jersey, JFK International Airport, Revenue Bonds
	5.50%, due 12/1/31	600,000	682,278
	6.00%, due 12/1/42	520,000	598,182
			2,969,800
	Charter School 0.8%
	Build NYC Resource Corp., Bronx Charter School For Excellence, Revenue Bonds Series A 5.50%, due 4/1/43	750,000	777,338

	Dedicated Tax 2.7%
	Guam Government, Revenue Bonds Series A 5.375%, due 12/1/24	1,000,000	1,080,130
	New York City Transitional Finance Authority Future Tax Secured, Revenue Bonds Series F-1 5.00%, due 5/1/28	500,000	560,240
	Virgin Islands Public Finance Authority, Matching Fund Loan, Revenue Bonds Series A 6.75%, due 10/1/37	750,000	826,455
			2,466,825
	Development 4.5%
¤	Dutchess County Local Development Corp., Revenue Bonds
	Series A 5.00%, due 7/1/34	500,000	541,860
	Series A 5.00%, due 7/1/44	1,250,000	1,331,425
	Geneva Development Corp., Hobart & William Smith College, Revenue Bonds 5.00%, due 9/1/39	500,000	543,110
	Monroe County Industrial Development Corp., St. John Fisher College, Revenue Bonds Series A 5.50%, due 6/1/39	115,000	125,819
	New York City Industrial Development Agency, British Airways PLC Project, Revenue Bonds 5.25%, due 12/1/32 (a)	500,000	499,960
	Westchester County Local Development Corp., Pace University, Revenue Bonds Series A 5.50%, due 5/1/42	1,000,000	1,077,390
			4,119,564
	Education 1.9%
	Riverhead Industrial Development Agency, Revenue Bonds 7.00%, due 8/1/43	1,500,000	1,729,410

	Facilities 2.5%
	Puerto Rico Public Buildings Authority, Revenue Bonds Series H, Insured: AMBAC 5.50%, due 7/1/16	500,000	499,550
¤	Territory of Guam, Unlimited General Obligation
	Series A 6.75%, due 11/15/29	1,175,000	1,291,724
	Series A 7.00%, due 11/15/39	500,000	553,005
			2,344,279
	General 19.4%
¤	Build NYC Resource Corp., YMCA of Greater New York, Revenue Bonds
	5.00%, due 8/1/32	1,000,000	1,074,620
	5.00%, due 8/1/42	1,000,000	1,062,610
¤	Hudson Yards Infrastructure Corp., Revenue Bonds
	Series A 5.25%, due 2/15/47	1,400,000	1,526,630
	Series A 5.75%, due 2/15/47	525,000	598,080
¤	New York City Industrial Development Agency, Pilot-Queens Baseball Stadium, Revenue Bonds
	Insured: AMBAC 5.00%, due 1/1/36	830,000	844,890
	Insured: AMBAC 5.00%, due 1/1/39	510,000	518,211
	Insured: GTY 6.375%, due 1/1/39	500,000	580,870
	New York City Industrial Development Agency, United Jewish Appeal, Revenue Bonds 5.00%, due 7/1/34	1,000,000	1,103,740
	New York City Industrial Development Agency, Yankee Stadium, Revenue Bonds
	Insured: GTY (zero coupon), due 3/1/40	160,000	47,743
	Insured: GTY (zero coupon), due 3/1/44	500,000	113,270
	Insured: GTY (zero coupon), due 3/1/46	3,250,000	663,975
	Insured: GTY (zero coupon), due 3/1/47	400,000	77,720
	New York City Transitional Finance Authority, Revenue Bonds 6.00%, due 7/15/38	500,000	581,810
	New York City Trust for Cultural Resources, American Museum National History, Revenue Bonds 5.00%, due 7/1/41	1,000,000	1,123,400
¤	New York City Trust for Cultural Resources, Lincoln Center, Revenue Bonds Series A-1 0.05%, due 12/1/35 (b)	2,200,000	2,200,000
	Puerto Rico Convention Center District Authority, Revenue Bonds Series A, Insured: AMBAC 5.00%, due 7/1/18	1,000,000	998,200
	Puerto Rico Infrastructure Financing Authority, Revenue Bonds Series C, Insured: AMBAC 5.50%, due 7/1/17	700,000	698,621
	Schenectady Metroplex Development Authority, Revenue Bonds Series A, Insured: AGM 5.50%, due 8/1/33	1,000,000	1,131,410
	Territory of Guam, Section 30, Revenue Bonds Series A 5.75%, due 12/1/34	500,000	548,030
	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds Insured: AGM 5.00%, due 10/1/32	1,000,000	1,091,960
	Virgin Islands Public Finance Authority, Revenue Bonds Insured: AGM 5.00%, due 10/1/32	1,200,000	1,310,352
			17,896,142
	General Obligation 8.5%
	City of New York, Unlimited General Obligation Series H-5 0.20%, due 3/1/34 (b)	790,000	790,000
	Commonwealth of Puerto Rico, Public Improvement Project, Unlimited General Obligation
	Insured: AGM 5.25%, due 7/1/20	200,000	210,156
	Series A, Insured: AGC 5.50%, due 7/1/29	100,000	102,351
	Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation Series A, Insured: AGM 5.00%, due 7/1/35	250,000	232,805
	Genesee Valley Central School District at Angelica Belmont, General Obligation Insured: AGM 4.00%, due 6/15/30	665,000	700,558
	Moravia Central School District, General Obligation
	Insured: AGM 4.00%, due 6/15/35	335,000	340,852
	Insured: AGM 4.00%, due 6/15/36	345,000	349,333
	Insured: AGM 4.00%, due 6/15/37	360,000	361,969
	Nassau County, General Obligation Series A 4.00%, due 4/1/27	1,000,000	1,049,040
	Newburgh, Limited General Obligation Series A 5.50%, due 6/15/31	500,000	514,600
	Oyster Bay Public Improvement, Unlimited General Obligation Series B 4.00%, due 12/1/20	100,000	109,299
	Puerto Rico Municipal Finance Agency, Unlimited General Obligation Series A, Insured: AGM 4.75%, due 8/1/22	1,210,000	1,207,532
	Suffolk County Industrial Development Agency, Westhampton Free Association Library, Revenue Bonds Insured: AMBAC 5.00%, due 6/15/17	315,000	341,120
	Town of Oyster Bay, NY, Public Improvement Project, General Obligation Series A, Insured: BAM 5.00%, due 1/15/28	500,000	562,710
	Village of Harrison, NY, Public Improvement, General Obligation
	5.00%, due 12/15/24	395,000	477,468
	5.00%, due 12/15/25	365,000	438,763
			7,788,556
	Higher Education 23.8%
	Buffalo & Erie County Industrial Land Development Corp., Buffalo State College Foundation Housing, Revenue Bonds Series A 5.375%, due 10/1/41	855,000	931,505
	Cattaraugus County, NY, St. Bonaventure University, Revenue Bonds
	5.00%, due 5/1/39	365,000	378,520
	5.00%, due 5/1/44	1,200,000	1,242,540
	Dobbs Ferry Local Development Corp., Mercy College Project, Revenue Bonds 5.00%, due 7/1/39	1,000,000	1,090,150
¤	Dutchess County Industrial Development Agency, Bard College Civic Facility, Revenue Bonds Series A-1 5.00%, due 8/1/46	2,015,000	2,005,429
	Dutchess County Local Development Corp., Marist College Project, Revenue Bonds Series A 5.00%, due 7/1/39	1,000,000	1,089,610
	Geneva Development Corp., Hobart & William Smith College, Revenue Bonds 5.00%, due 9/1/32	1,000,000	1,095,570
	Hempstead Town Local Development Corp., Adelphi University Project, Revenue Bonds Series B 5.25%, due 2/1/39	475,000	505,162
	Madison County Capital Resource Corp., Colgate University Project, Revenue Bonds Series A 5.00%, due 7/1/29	1,000,000	1,144,150
	Monroe County Industrial Development Corp., John Fisher College, Revenue Bonds Series A 5.00%, due 6/1/24	330,000	365,769
	New York City Industrial Development Agency, Polytechnic University Project, Revenue Bonds Insured: ACA 5.25%, due 11/1/37	440,000	487,621
	New York City Industrial Development Agency, Vaughn College of Aeronautics & Technology, Revenue Bonds Series B 5.25%, due 12/1/36	500,000	512,715
	New York State Dormitory Authority, Catholic Health System Obligation Group, Revenue Bonds
	Series A 5.00%, due 7/1/32	600,000	627,906
	Series B 5.00%, due 7/1/32	390,000	408,139
	New York State Dormitory Authority, Culinary Institute of America, Revenue Bonds 6.00%, due 7/1/38	1,500,000	1,641,330
	New York State Dormitory Authority, Miriam Osborn Memorial Home, Revenue Bonds 5.00%, due 7/1/42	965,000	1,009,844
	New York State Dormitory Authority, New York University, Revenue Bonds Series A 5.25%, due 7/1/48	755,000	842,459
	New York State Dormitory Authority, North Shore Long Island Jewish Obligated Group, Revenue Bonds Series B 5.00%, due 5/1/39	1,500,000	1,621,860
	New York State Dormitory Authority, The New School, Revenue Bonds 6.00%, due 7/1/50	1,500,000	1,667,880
	New York State Dormitory Authority, Touro College & University System, Revenue Bonds Series A 5.50%, due 1/1/39	1,350,000	1,477,912
	New York State Dormitory Authority, Yeshiva University, Revenue Bonds Insured: AMBAC 5.25%, due 7/1/18	200,000	200,194
	Orange County Funding Corp., Revenue Bonds Series A 5.00%, due 7/1/42	1,000,000	1,033,290
	St. Lawrence County Industrial Development Agency, Clarkson University Project, Revenue Bonds 5.375%, due 9/1/41	500,000	551,750
			21,931,305

	Hospital 4.6%
¤	Build NYC Resource Corp., Royal Charter Properties, Revenue Bonds Insured: AGM 4.75%, due 12/15/32	2,000,000	2,099,940
	Monroe County Industrial Development Corp., Rochester General Hospital, Revenue Bonds Series A 5.00%, due 12/1/32	540,000	582,687
	Onondaga Civic Development Corp., St. Joseph's Hospital Health Center, Revenue Bonds
	4.50%, due 7/1/32	1,000,000	965,350
	5.00%, due 7/1/42	500,000	491,115
	Westchester County Healthcare Corp., Revenue Bonds Series A 4.50%, due 11/1/26	125,000	131,612
			4,270,704
	Housing 0.8%
	New York City Housing Development Corp., Revenue Bonds Series A-1 5.10%, due 11/1/43	100,000	107,042
	Southampton Housing Authority, Revenue Bonds
	3.00%, due 5/15/32	165,000	156,770
	3.125%, due 5/15/35	315,000	282,517
	3.25%, due 5/15/37	200,000	180,342
			726,671
	Industrial Development / Pollution Control 6.2%
	New York City Industrial Development Agency, Liberty Interactive Corp., Revenue Bonds 5.00%, due 9/1/35	700,000	702,331
	New York City Industrial Development Agency, Revenue Bonds Series A 5.00%, due 7/1/28 (a)	1,500,000	1,605,600
	New York Liberty Development Corp., Bank of America, Revenue Bonds
	Class 2 5.625%, due 7/15/47	1,050,000	1,151,451
	Class 3 6.375%, due 7/15/49	545,000	601,407
	New York Liberty Development Corp., World Trade Center, Revenue Bonds
	Class 2 5.00%, due 9/15/43	1,040,000	1,122,233
	Class 3 5.00%, due 3/15/44	500,000	525,670
			5,708,692
	Life Care 1.7%
	Westchester County Local Development Corp., Kendal on Hudson Project, Revenue Bonds 5.00%, due 1/1/34	1,500,000	1,581,030

	Medical 4.3%
	Albany Industrial Development Agency, Revenue Bonds Series A 5.25%, due 11/15/32	1,400,000	1,521,072
	Nassau County Local Economic Assistance Corp., Revenue Bonds 5.00%, due 7/1/34	250,000	269,230
¤	New York State Dormitory Authority, Revenue Bonds 5.00%, due 7/1/41	2,000,000	2,176,020
			3,966,322
	Public Power 0.2%
	Guam Power Authority, Revenue Bonds Series A, Insured: AGM 5.00%, due 10/1/30	175,000	194,089

	Single Family Housing 1.8%
	New York State Mortgage Agency, Revenue Bonds Series 132 0.07%, due 4/1/37 (a)(b)	1,625,000	1,625,000

	Tobacco Settlement 6.3%
¤	Nassau County Tobacco Settlement Corp., Asset-Backed, Revenue Bonds
	Series A-3 5.00%, due 6/1/35	1,000,000	824,470
	Series A-3 5.125%, due 6/1/46	2,015,000	1,519,149
	Suffolk Tobacco Asset Securitization Corp., Revenue Bonds
	Series B 5.25%, due 6/1/37	850,000	890,214
	5.375%, due 6/1/28	825,000	788,114
	TSASC, Inc., Revenue Bonds
	Series 1 5.00%, due 6/1/34	1,205,000	991,510
	Series 1 5.125%, due 6/1/42	1,025,000	818,975
			5,832,432
	Transportation 4.1%
	Metropolitan Transportation Authority, Revenue Bonds Series E 5.00%, due 11/15/42	890,000	962,322
	Port Authority of New York and New Jersey, Revenue Bonds 5.00%, due 12/1/38 (a)	1,500,000	1,627,365
	Puerto Rico Highways & Transportation Authority, Commonwealth Highway, Revenue Bonds Series N, Insured: NATL-RE 5.25%, due 7/1/32	750,000	697,035
	Puerto Rico Highways & Transportation Authority, Revenue Bonds Series D, Insured: AGM 5.00%, due 7/1/32	555,000	502,974
			3,789,696
	Utilities 2.7%
	Guam Government Waterworks Authority, Revenue Bonds 5.25%, due 7/1/33	1,210,000	1,320,086
	New York City Water And Sewer System, Revenue Bonds Series DD 5.00%, due 6/15/34	1,000,000	1,125,290
			2,445,376

	Total Municipal Bonds (Cost $89,784,628)		92,163,231

	Shares
Unaffiliated Investment Company 0.3%
New York 0.3%
Nuveen New York AMT-Free Municipal Income Fund	17,036	221,638
Total Unaffiliated Investment Company (Cost $255,425)		221,638
Total Investments (Cost $90,040,053) (e)	100.3%	92,384,869
Other Assets, Less Liabilities	(0.3)	(253,195)
Net Assets	100.0%	$92,131,674
	Contracts Short	Unrealized Appreciation (Depreciation)(c)
Futures Contracts 0.1%
United States Treasury Notes September 2014 (10 Year) (d)	(125)	$122,984
Total Futures Contracts (Notional Amount $15,576,172)		$122,984

¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2014. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Interest on these securities was subject to alternative minimum tax.
(b)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of July 31, 2014.
(c)	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2014.
(d)	As of July 31, 2014, cash in the amount of $162,500 was on deposit with a broker for futures transactions.
(e)	As of July 31, 2014, cost was $90,040,053 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$2,846,443
Gross unrealized depreciation	(501,627)
Net unrealized appreciation	$2,344,816

The following abbreviations are used in the above portfolio:
ACA	—ACA Financial Guaranty Corp.
AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—Ambac Assurance Corp.
BAM	—Build America Mutual Assurance Co.
GTY	—Assured Guaranty Corp.
NATL-RE	—National Public Finance Guarantee Corp.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2014, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Municipal Bonds	$—	$92,163,231	$—	$92,163,231
Unaffiliated Investment Company	221,638	—	—	221,638
Total Investments in Securities	221,638	92,163,231	—	92,384,869
Other Financial Instruments
Futures Contracts Short (b)	122,984	—	—	122,984
Total Investments in Securities and Other Financial Instruments	$344,622	$92,163,231	$—	$92,507,853

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

(b) The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2014, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2010 Fund
Portfolio of Investments July 31, 2014 (Unaudited)

	Shares	Value
Affiliated Investment Companies 89.4% †
Equity Funds 37.4%
MainStay Common Stock Fund Class I	169,968	$3,174,997
MainStay Cornerstone Growth Fund Class I	4,077	131,722
MainStay Epoch International Small Cap Fund Class I	36,860	848,880
MainStay Epoch U.S. All Cap Fund Class I	101,925	2,962,953
MainStay ICAP Equity Fund Class I	44,112	2,359,973
MainStay ICAP International Fund Class I	64,885	2,344,933
MainStay International Equity Fund Class I	76,877	1,060,904
MainStay Large Cap Growth Fund Class I	290,700	3,087,231
MainStay MAP Fund Class I	72,680	3,375,272
MainStay S&P 500 Index Fund Class I	69,241	3,123,439
Total Equity Funds (Cost $16,920,438)		22,470,304

Fixed Income Funds 52.0%
MainStay Floating Rate Fund Class I	51,298	490,407
MainStay High Yield Corporate Bond Fund Class I	129,658	783,132
MainStay Indexed Bond Fund Class I	1,159,268	12,809,907
MainStay Short Duration High Yield Fund Class I	239,553	2,414,692
MainStay Total Return Bond Fund Class I	1,356,061	14,713,266
Total Fixed Income Funds (Cost $30,928,710)		31,211,404
Total Affiliated Investment Companies (Cost $47,849,148)		53,681,708

Unaffiliated Investment Companies 7.0%
Equity Funds 3.2%
Guggenheim China Small Cap ETF	10,907	288,599
iShares MSCI All Country Asia ex-Japan ETF	9,363	603,820
iShares MSCI Frontier 100 ETF	1,941	74,709
iShares MSCI Poland Capped ETF	4,927	135,739
iShares Russell 2000 Index ETF	3,799	422,031
Market Vectors Africa Index ETF	2,191	73,223
SPDR S&P Emerging Markets Small Cap ETF	6,189	307,965
Total Equity Funds (Cost $1,728,765)		1,906,086

Fixed Income Funds 3.8%
Market Vectors Emerging Markets Local Currency Bond ETF	11,346	272,417
Vanguard Short-Term Inflation-Protected Securities ETF	40,385	2,017,635
Total Fixed Income Funds (Cost $2,299,801)		2,290,052
Total Unaffiliated Investment Companies (Cost $4,028,566)		4,196,138

	Principal Amount
Short-Term Investment 3.5%
Repurchase Agreement 3.5%
State Street Bank and Trust Co. 0.00%, dated 7/31/14 due 8/1/14 Proceeds at Maturity $2,083,729 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 1.96% and a maturity date of 11/7/22, with a Principal Amount of $2,290,000 and a Market Value of $2,126,730)	$2,083,729	2,083,729
Total Short-Term Investment (Cost $2,083,729)		2,083,729

Total Investments (Cost $53,961,443) (a)	99.9%	59,961,575
Other Assets, Less Liabilities	0.1	87,986
Net Assets	100.0%	$60,049,561

†	Percentages indicated are based on Fund net assets.
(a)	As of July 31, 2014, cost was $54,588,725 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$6,020,183
Gross unrealized depreciation	(647,333)
Net unrealized appreciation	$5,372,850

The following abbreviations are used in the above portfolio:
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2014, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$22,470,304	$—	$—	$22,470,304
Fixed Income Funds	31,211,404	—	—	31,211,404
Total Affiliated Investment Companies	53,681,708	—	—	53,681,708
Unaffiliated Investment Companies
Equity Funds	1,906,086	—	—	1,906,086
Fixed Income Funds	2,290,052	—	—	2,290,052
Total Unaffiliated Investment Companies	4,196,138	—	—	4,196,138
Short-Term Investment
Repurchase Agreement	—	2,083,729	—	2,083,729
Total Investments	$57,877,846	$2,083,729	$—	$59,961,575

(a) For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2014, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2020 Fund
Portfolio of Investments July 31, 2014 (Unaudited)

	Shares	Value
Affiliated Investment Companies 89.0% †
Equity Funds 54.0%
MainStay Common Stock Fund Class I (a)	535,196	$9,997,469
MainStay Cornerstone Growth Fund Class I	14,505	468,665
MainStay Epoch International Small Cap Fund Class I	135,992	3,131,904
MainStay Epoch U.S. All Cap Fund Class I	352,439	10,245,405
MainStay ICAP Equity Fund Class I	145,286	7,772,823
MainStay ICAP International Fund Class I	258,916	9,357,236
MainStay International Equity Fund Class I	321,475	4,436,356
MainStay Large Cap Growth Fund Class I	1,000,995	10,630,571
MainStay MAP Fund Class I	250,028	11,611,315
MainStay S&P 500 Index Fund Class I	216,613	9,771,427
Total Equity Funds (Cost $60,001,602)		77,423,171

Fixed Income Funds 35.0%
MainStay Floating Rate Fund Class I	115,256	1,101,843
MainStay Indexed Bond Fund Class I	1,073,783	11,865,300
MainStay Short Duration High Yield Fund Class I	538,737	5,430,467
MainStay Total Return Bond Fund Class I	2,935,475	31,849,904
Total Fixed Income Funds (Cost $49,750,546)		50,247,514
Total Affiliated Investment Companies (Cost $109,752,148)		127,670,685

Unaffiliated Investment Companies 7.7%
Equity Funds 5.5%
Guggenheim China Small Cap ETF	32,013	847,064
iShares MSCI All Country Asia ex-Japan ETF	27,518	1,774,636
iShares MSCI Frontier 100 ETF	5,275	203,035
iShares MSCI Poland Capped ETF	14,220	391,761
iShares Russell 2000 Index ETF	32,838	3,647,973
Market Vectors Africa Index ETF	5,993	200,286
SPDR S&P Emerging Markets Small Cap ETF	18,030	897,173
Total Equity Funds (Cost $6,928,499)		7,961,928

Fixed Income Funds 2.2%
Market Vectors Emerging Markets Local Currency Bond ETF	5,688	136,569
Vanguard Short-Term Inflation-Protected Securities ETF	59,889	2,992,103
Total Fixed Income Funds (Cost $3,136,137)		3,128,672
Total Unaffiliated Investment Companies (Cost $10,064,636)		11,090,600

	Principal Amount
Short-Term Investments 3.6%
Repurchase Agreement 3.6%
State Street Bank and Trust Co. 0.00%, dated 7/31/14 due 8/1/14 Proceeds at Maturity $5,132,520 (Collateralized by Federal Home Loan Mortgage Corp. security with a rate of 1.96% and a maturity date of 11/7/22, with a Principal Amount of $5,640,000 and a Market Value of $5,237,885)	$5,132,520	5,132,520
Total Short-Term Investment (Cost $5,132,520)		5,132,520

Total Investments (Cost $124,949,304) (b)	100.3%	143,893,805
Other Assets, Less Liabilities	(0.3)	(495,159)
Net Assets	100.0%	$143,398,646

†	Percentages indicated are based on Fund net assets.
(a)	The Fund's ownership exceeded 5% of the outstanding shares of the Underlying Fund's share class.
(b)	As of July 31, 2014, cost was $126,163,077 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$18,969,492
Gross unrealized depreciation	(1,238,764)
Net unrealized appreciation	$17,730,728

The following abbreviations are used in the above portfolio:
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2014, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$77,423,171	$—	$—	$77,423,171
Fixed Income Funds	50,247,514	—	—	50,247,514
Total Affiliated Investment Companies	127,670,685	—	—	127,670,685
Unaffiliated Investment Companies
Equity Funds	7,961,928	—	—	7,961,928
Fixed Income Funds	3,128,672	—	—	3,128,672
Total Unaffiliated Investment Companies	11,090,600	—	—	11,090,600
Short-Term Investment
Repurchase Agreement	—	5,132,520	—	5,132,520
Total Investments in Securities	$138,761,285	$5,132,520	$—	$143,893,805

(a) For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2014, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2030 Fund
Portfolio of Investments July 31, 2014 (Unaudited)

	Shares	Value
Affiliated Investment Companies 87.5% †
Equity Funds 68.6%
MainStay Common Stock Fund Class I (a)	813,455	$15,195,332
MainStay Cornerstone Growth Fund Class I	22,046	712,317
MainStay Epoch International Small Cap Fund Class I	211,105	4,861,739
MainStay Epoch U.S. All Cap Fund Class I	546,756	15,894,192
MainStay ICAP Equity Fund Class I	216,473	11,581,300
MainStay ICAP International Fund Class I	415,389	15,012,163
MainStay International Equity Fund Class I	513,725	7,089,410
MainStay Large Cap Growth Fund Class I	1,528,451	16,232,151
MainStay MAP Fund Class I	373,325	17,337,194
MainStay S&P 500 Index Fund Class I	324,771	14,650,435
Total Equity Funds (Cost $91,134,900)		118,566,233

Fixed Income Funds 18.9%
MainStay Floating Rate Fund Class I	232,316	2,220,944
MainStay Short Duration High Yield Fund Class I	588,419	5,931,260
MainStay Total Return Bond Fund Class I	2,255,684	24,474,175
Total Fixed Income Funds (Cost $32,237,900)		32,626,379
Total Affiliated Investment Companies (Cost $123,372,800)		151,192,612

Unaffiliated Investment Companies 8.7%
Equity Funds 8.2%
Guggenheim China Small Cap ETF	47,256	1,250,394
iShares MSCI All Country Asia ex-Japan ETF	40,408	2,605,912
iShares MSCI Frontier 100 ETF	8,517	327,819
iShares MSCI Poland Capped ETF	21,031	579,404
iShares Russell 2000 Index ETF	68,919	7,656,212
Market Vectors Africa Index ETF	9,745	325,678
SPDR S&P Emerging Markets Small Cap ETF	26,661	1,326,651
Total Equity Funds (Cost $11,501,212)		14,072,070

Fixed Income Fund 0.5%
Market Vectors Emerging Markets Local Currency Bond ETF	38,787	931,253
Total Fixed Income Fund (Cost $925,701)		931,253
Total Unaffiliated Investment Companies (Cost $12,426,913)		15,003,323

	Principal Amount
Short-Term Investments 3.7%
Repurchase Agreement 3.7%
State Street Bank and Trust Co. 0.00%, dated 7/31/14 due 8/1/14 Proceeds at Maturity $6,415,334 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 1.96% and a maturity date of 11/7/22, with a Principal Amount of $7,050,000 and a Market Value of $6,547,356)	$6,415,334	6,415,334

Total Short-Term Investment (Cost $6,415,334)		6,415,334

Total Investments (Cost $142,215,047) (b)	99.9%	172,611,269
Other Assets, Less Liabilities	0.1	225,879
Net Assets	100.0%	$172,837,148

†	Percentages indicated are based on Fund net assets.
(a)	As of July 31, 2014, the Fund's ownership exceeded 5% of the outstanding shares of the Underlying Fund's share class.
(b)	As of July 31, 2014, cost was $144,558,871 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$30,420,225
Gross unrealized depreciation	(2,367,827)
Net unrealized appreciation	$28,052,398

The following abbreviations are used in the above portfolio:
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2014, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$118,566,233	$—	$—	$118,566,233
Fixed Income Funds	32,626,379	—	—	32,626,379
Total Affiliated Investment Companies	151,192,612	—	—	151,192,612
Unaffiliated Investment Companies
Equity Funds	14,072,070	—	—	14,072,070
Fixed Income Fund	931,253	—	—	931,253
Total Unaffiliated Investment Companies	15,003,323	—	—	15,003,323
Short-Term Investment
Repurchase Agreement	—	6,415,334	—	6,415,334
Total Investments	$166,195,935	$6,415,334	$—	$172,611,269

(a) For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2014, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2040 Fund
Portfolio of Investments July 31, 2014 (Unaudited)

	Shares	Value
Affiliated Investment Companies 84.6% †
Equity Funds 76.4%
MainStay Common Stock Fund Class I (a)	624,580	$11,667,157
MainStay Cornerstone Growth Fund Class I	19,735	637,649
MainStay Epoch International Small Cap Fund Class I	171,079	3,939,942
MainStay Epoch U.S. All Cap Fund Class I	442,334	12,858,639
MainStay ICAP Equity Fund Class I	151,903	8,126,812
MainStay ICAP International Fund Class I	336,432	12,158,662
MainStay International Equity Fund Class I	426,194	5,881,481
MainStay Large Cap Growth Fund Class I	1,146,796	12,178,976
MainStay MAP Fund Class I	265,680	12,338,163
MainStay S&P 500 Index Fund Class I	251,497	11,345,040
Total Equity Funds (Cost $72,276,390)		91,132,521

Fixed Income Funds 8.2%
MainStay Floating Rate Fund Class I	123,634	1,181,945
MainStay Short Duration High Yield Fund Class I	228,721	2,305,510
MainStay Total Return Bond Fund Class I	583,245	6,328,206
Total Fixed Income Funds (Cost $9,693,208)		9,815,661
Total Affiliated Investment Companies (Cost $81,969,598)		100,948,182

Unaffiliated Investment Companies 11.7%
Equity Funds 11.6%
Guggenheim China Small Cap ETF	37,162	983,307
iShares MSCI All Country Asia ex-Japan ETF	31,517	2,032,531
iShares MSCI Frontier 100 ETF	6,013	231,440
iShares MSCI Poland Capped ETF	16,244	447,522
iShares Russell 2000 Index ETF	80,627	8,956,853
Market Vectors Africa Index ETF	6,797	227,156
SPDR S&P Emerging Markets Small Cap ETF	20,656	1,027,843
Total Equity Funds (Cost $10,870,123)		13,906,652

Fixed Income Fund 0.1%
Market Vectors Emerging Markets Local Currency Bond ETF	4,367	104,852

Total Fixed Income Fund (Cost $98,847)		104,852
Total Unaffiliated Investment Companies (Cost $10,968,970)		14,011,504

	Principal Amount
Short-Term Investment 3.6%
Repurchase Agreement 3.6%
State Street Bank and Trust Co. 0.00%, dated 7/31/14 due 8/1/14 Proceeds at Maturity $4,311,132 (Collateralized by a Federal National Mortgage Association security with a rate of 2.08% and a maturity date of 11/2/22, with a Principal Amount of $4,690,000 and a Market Value of $4,401,199)	$4,311,132	4,311,132

Total Short-Term Investment (Cost $4,311,132)		4,311,132

Total Investments (Cost $97,249,700) (b)	99.9%	119,270,818
Other Assets, Less Liabilities	0.1	83,662
Net Assets	100.0%	$119,354,480

†	Percentages indicated are based on Fund net assets.
(a)	As of July 31, 2014, the Fund's ownership exceeded 5% of the outstanding shares of the Underlying Fund's share class.
(b)	As of July 31, 2014, cost was $98,923,065 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$22,038,263
Gross unrealized depreciation	(1,690,510)
Net unrealized appreciation	$20,347,753

The following abbreviations are used in the above portfolio:
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2014, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$91,132,521	$—	$—	$91,132,521
Fixed Income Funds	9,815,661	—	—	9,815,661
Total Affiliated Investment Companies	100,948,182	—	—	100,948,182
Unaffiliated Investment Companies
Equity Funds	13,906,652	—	—	13,906,652
Fixed Income Fund	104,852	—	—	104,852
Total Unaffiliated Investment Companies	14,011,504	—	—	14,011,504
Short-Term Investment
Repurchase Agreement	—	4,311,132	—	4,311,132
Total Investments	$114,959,686	$4,311,132	$—	$119,270,818

(a) For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2014, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2050 Fund
Portfolio of Investments July 31, 2014 (Unaudited)

	Shares	Value
Affiliated Investment Companies 82.1% †
Equity Funds 78.1%
MainStay Common Stock Fund Class I (a)	406,597	$7,595,230
MainStay Cornerstone Growth Fund Class I	13,169	425,486
MainStay Epoch International Small Cap Fund Class I	112,971	2,601,725
MainStay Epoch U.S. All Cap Fund Class I	298,130	8,666,634
MainStay ICAP Equity Fund Class I	89,573	4,792,158
MainStay ICAP International Fund Class I	221,640	8,010,073
MainStay International Equity Fund Class I	280,253	3,867,490
MainStay Large Cap Growth Fund Class I	680,588	7,227,846
MainStay MAP Fund Class I	158,654	7,367,893
MainStay S&P 500 Index Fund Class I	141,246	6,371,610

Total Equity Funds (Cost $45,870,258)		56,926,145

Fixed Income Funds 4.0%
MainStay Floating Rate Fund Class I	38,814	371,057
MainStay Short Duration High Yield Fund Class I	77,781	784,030
MainStay Total Return Bond Fund Class I	164,102	1,780,504

Total Fixed Income Funds (Cost $2,903,543)		2,935,591

Total Affiliated Investment Companies (Cost $48,773,801)		59,861,736

Unaffiliated Investment Companies 14.1%
Equity Funds 14.1%
Guggenheim China Small Cap ETF	23,447	620,408
iShares MSCI All Country Asia ex-Japan ETF	19,849	1,280,062
iShares MSCI Frontier 100 ETF	3,729	143,529
iShares MSCI Poland Capped ETF	10,437	287,539
iShares Russell 2000 Index ETF	64,519	7,167,416
Market Vectors Africa Index ETF	4,199	140,331
SPDR S&P Emerging Markets Small Cap ETF	13,224	658,026

Total Equity Funds (Cost $8,197,973)		10,297,311

Fixed Income Fund 0.0%‡
Market Vectors Emerging Markets Local Currency Bond ETF	135	3,241

Total Fixed Income Fund (Cost $3,055)		3,241

Total Unaffiliated Investment Companies (Cost $8,201,028)		10,300,552

	Principal Amount
Short-Term Investment 3.5%
Repurchase Agreement 3.5%
State Street Bank and Trust Co. 0.00%, dated 7/31/14 due 8/1/14 Proceeds at Maturity $2,540,168 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 1.96% and a maturity date of 11/7/22, with a Principal Amount of $2,790,000 and a Market Value of $2,591,081)	$2,540,168	2,540,168

Total Short-Term Investment (Cost $2,540,168)		2,540,168

Total Investments (Cost $59,514,997) (b)	99.7%	72,702,456
Other Assets, Less Liabilities	0.3	248,941

Net Assets	100.0%	$72,951,397

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	The Fund's ownership exceeded 5% of the outstanding shares of the Underlying Fund's share class.
(b)	As of July 31, 2014, cost was $60,710,819 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$13,197,909
Gross unrealized depreciation	(1,206,272)
Net unrealized appreciation	$11,991,637

The following abbreviations are used in the above portfolio:
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2014, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$56,926,145	$—	$—	$56,926,145
Fixed Income Funds	2,935,591	—	—	2,935,591
Total Affiliated Investment Companies	59,861,736	—	—	59,861,736
Unaffiliated Investment Companies
Equity Funds	10,297,311	—	—	10,297,311
Fixed Income Fund	3,241	—	—	3,241
Total Unaffiliated Investment Companies	10,300,552	—	—	10,300,552
Short-Term Investment
Repurchase Agreement	—	2,540,168	—	2,540,168
Total Investments in Securities	$70,162,288	$2,540,168	$—	$72,702,456

(a) For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2014, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay S&P 500 Index Fund

Portfolio of Investments July 31, 2014 (Unaudited)

		Shares	Value
	Common Stocks 94.5% †
	Aerospace & Defense 2.4%
	Boeing Co. (The)	75,043	$9,041,181
	General Dynamics Corp.	36,337	4,243,071
	Honeywell International, Inc.	87,597	8,044,033
	L-3 Communications Holdings, Inc.	9,594	1,006,986
	Lockheed Martin Corp.	29,821	4,979,212
	Northrop Grumman Corp.	23,952	2,952,563
	Precision Castparts Corp.	16,169	3,699,467
	Raytheon Co.	35,086	3,184,756
	Rockwell Collins, Inc.	15,034	1,101,541
	Textron, Inc.	31,280	1,137,654
	United Technologies Corp.	94,339	9,919,746
			49,310,210
	Air Freight & Logistics 0.7%
	C.H. Robinson Worldwide, Inc.	16,869	1,137,983
	Expeditors International of Washington, Inc.	22,128	955,487
	FedEx Corp.	30,980	4,550,342
	United Parcel Service, Inc. Class B	78,843	7,654,867
			14,298,679
	Airlines 0.3%
	Delta Air Lines, Inc.	95,197	3,566,080
	Southwest Airlines Co.	77,387	2,188,504
			5,754,584
	Auto Components 0.4%
	BorgWarner, Inc.	25,327	1,576,606
	Delphi Automotive PLC	31,158	2,081,354
	Goodyear Tire & Rubber Co. (The)	30,736	773,625
	Johnson Controls, Inc.	74,212	3,505,775
			7,937,360
	Automobiles 0.7%
	Ford Motor Co.	442,309	7,528,099
	General Motors Co.	147,097	4,974,821
	Harley-Davidson, Inc.	24,604	1,521,019
			14,023,939
	Banks 5.6%
	Bank of America Corp.	1,176,243	17,937,706
	BB&T Corp.	80,554	2,982,109
	Citigroup, Inc.	339,796	16,619,422
	Comerica, Inc.	20,353	1,022,942
	Fifth Third Bancorp	95,169	1,949,061
	Huntington Bancshares, Inc.	93,401	917,198
¤	JPMorgan Chase & Co.	423,344	24,414,248
	KeyCorp	99,783	1,351,062
	M&T Bank Corp.	14,658	1,780,947
	People's United Financial, Inc.	34,672	503,437
	PNC Financial Services Group, Inc.	59,687	4,927,759
	Regions Financial Corp.	154,606	1,567,705
	SunTrust Banks, Inc.	59,567	2,266,524
	U.S. Bancorp	203,226	8,541,589
¤	Wells Fargo & Co.	536,131	27,289,068
	Zions Bancorp.	20,736	597,612
			114,668,389
	Beverages 1.9%
	Brown-Forman Corp. Class B	18,173	1,574,690
	Coca-Cola Co. (The)	422,597	16,603,836
	Coca-Cola Enterprises, Inc.	26,343	1,197,289
	Constellation Brands, Inc. Class A (a)	18,922	1,575,446
	Dr. Pepper Snapple Group, Inc.	21,966	1,290,722
	Molson Coors Brewing Co. Class B	17,592	1,187,988
	Monster Beverage Corp. (a)	15,112	966,564
	PepsiCo., Inc.	169,580	14,939,998
			39,336,533
	Biotechnology 2.6%
	Alexion Pharmaceuticals, Inc. (a)	22,069	3,508,750
	Amgen, Inc.	84,678	10,787,130
	Biogen Idec, Inc. (a)	26,593	8,892,433
	Celgene Corp. (a)	89,578	7,806,723
	Gilead Sciences, Inc. (a)	171,603	15,710,255
	Regeneron Pharmaceuticals, Inc. (a)	8,945	2,828,588
	Vertex Pharmaceuticals, Inc. (a)	26,350	2,342,779
			51,876,658
	Building Products 0.1%
	Allegion PLC	9,937	511,060
	Masco Corp.	39,726	826,301
			1,337,361
	Capital Markets 2.1%
	Affiliated Managers Group, Inc. (a)	6,183	1,231,963
	Ameriprise Financial, Inc.	21,332	2,551,307
	Bank of New York Mellon Corp. (The)	127,852	4,991,342
	BlackRock, Inc.	14,015	4,270,791
	Charles Schwab Corp. (The)	130,378	3,617,989
	E*TRADE Financial Corp. (a)	31,959	671,778
	Franklin Resources, Inc.	44,922	2,432,526
	Goldman Sachs Group, Inc. (The)	46,518	8,041,567
	Invesco, Ltd.	48,409	1,821,631
	Legg Mason, Inc.	11,817	560,717
	Morgan Stanley	156,484	5,060,692
	Northern Trust Corp.	24,993	1,671,782
	State Street Corp.	48,152	3,391,827
	T. Rowe Price Group, Inc.	29,456	2,287,553
			42,603,465
	Chemicals 2.4%
	Air Products & Chemicals, Inc.	23,799	3,140,278
	Airgas, Inc.	7,389	790,032
	CF Industries Holdings, Inc.	5,804	1,452,973
	Dow Chemical Co. (The)	134,682	6,878,210
	E.I. du Pont de Nemours & Co.	102,723	6,606,116
	Eastman Chemical Co.	16,806	1,323,977
	Ecolab, Inc.	30,179	3,275,327
	FMC Corp.	14,833	967,408
	International Flavors & Fragrances, Inc.	9,069	915,878
	LyondellBasell Industries, N.V. Class A	46,703	4,962,194
	Monsanto Co.	58,510	6,616,896
	Mosaic Co. (The)	36,184	1,668,444
	PPG Industries, Inc.	15,498	3,074,183
	Praxair, Inc.	32,760	4,197,867
	Sherwin-Williams Co. (The)	9,475	1,954,029
	Sigma-Aldrich Corp.	13,320	1,337,594
			49,161,406
	Commercial Services & Supplies 0.5%
	ADT Corp. (The)	19,535	679,818
	Cintas Corp.	11,206	701,496
	Iron Mountain, Inc.	18,940	634,679
	Pitney Bowes, Inc.	22,478	608,255
	Republic Services, Inc.	30,056	1,140,024
	Stericycle, Inc. (a)	9,537	1,122,028
	Tyco International, Ltd.	51,777	2,234,178
	Waste Management, Inc.	48,551	2,179,454
			9,299,932
	Communications Equipment 1.6%
	Cisco Systems, Inc.	573,005	14,456,916
	F5 Networks, Inc. (a)	8,445	950,822
	Harris Corp.	11,895	812,072
	Juniper Networks, Inc. (a)	52,819	1,243,359
	Motorola Solutions, Inc.	25,251	1,607,984
	QUALCOMM, Inc.	188,651	13,903,579
			32,974,732
	Construction & Engineering 0.1%
	Fluor Corp.	17,888	1,303,499
	Jacobs Engineering Group, Inc. (a)	14,655	744,620
	Quanta Services, Inc. (a)	24,025	804,597
			2,852,716
	Construction Materials 0.1%
	Martin Marietta Materials, Inc.	6,796	844,267
	Vulcan Materials Co.	14,466	913,239
			1,757,506
	Consumer Finance 0.9%
	American Express Co.	101,942	8,970,896
	Capital One Financial Corp.	63,901	5,082,686
	Discover Financial Services	52,156	3,184,645
	Navient Corp.	47,286	813,319
			18,051,546
	Containers & Packaging 0.2%
	Avery Dennison Corp.	10,750	507,507
	Ball Corp.	15,707	962,211
	Bemis Co., Inc.	11,450	446,665
	MeadWestvaco Corp.	18,820	786,676
	Owens-Illinois, Inc. (a)	18,360	572,648
	Sealed Air Corp.	21,623	694,531
			3,970,238
	Distributors 0.1%
	Genuine Parts Co.	17,181	1,422,930

	Diversified Consumer Services 0.1%
	Graham Holdings Co. Class B	505	346,304
	H&R Block, Inc.	30,412	977,137
			1,323,441
	Diversified Financial Services 1.8%
¤	Berkshire Hathaway, Inc. Class B (a)	201,397	25,261,226
	CME Group, Inc.	35,075	2,593,445
	Intercontinental Exchange, Inc.	12,797	2,459,839
	Leucadia National Corp.	35,536	878,095
	McGraw Hill Financial, Inc.	30,517	2,448,074
	Moody's Corp.	21,065	1,832,655
	NASDAQ OMX Group, Inc. (The)	12,863	542,690
			36,016,024
	Diversified Telecommunication Services 2.4%
	AT&T, Inc.	580,859	20,672,772
	CenturyLink, Inc.	64,475	2,529,999
	Frontier Communications Corp.	111,222	728,504
	Verizon Communications, Inc.	463,214	23,355,250
	Windstream Holdings, Inc.	66,332	760,165
			48,046,690
	Electric Utilities 1.6%
	American Electric Power Co., Inc.	54,595	2,838,394
	Duke Energy Corp.	79,109	5,706,132
	Edison International	36,255	1,986,774
	Entergy Corp.	19,841	1,445,020
	Exelon Corp.	96,054	2,985,358
	FirstEnergy Corp.	46,536	1,452,388
	NextEra Energy, Inc.	48,658	4,568,500
	Northeast Utilities	35,063	1,539,266
	Pepco Holdings, Inc.	27,797	746,349
	Pinnacle West Capital Corp.	12,240	654,718
	PPL Corp.	70,126	2,313,457
	Southern Co. (The)	99,947	4,326,706
	Xcel Energy, Inc.	56,278	1,733,362
			32,296,424
	Electrical Equipment 0.6%
	AMETEK, Inc.	27,502	1,339,072
	Eaton Corp. PLC	53,322	3,621,630
	Emerson Electric Co.	78,339	4,986,277
	Rockwell Automation, Inc.	15,434	1,723,361
			11,670,340
	Electronic Equipment, Instruments & Components 0.4%
	Amphenol Corp. Class A	17,615	1,694,035
	Corning, Inc.	145,834	2,865,638
	FLIR Systems, Inc.	15,878	528,420
	Jabil Circuit, Inc.	20,576	410,697
	TE Connectivity, Ltd.	45,668	2,826,392
			8,325,182
	Energy Equipment & Services 1.9%
	Baker Hughes, Inc.	48,772	3,354,050
	Cameron International Corp. (a)	22,794	1,616,323
	Diamond Offshore Drilling, Inc.	7,733	361,827
	Ensco PLC Class A	25,995	1,316,647
	FMC Technologies, Inc. (a)	26,328	1,600,742
	Halliburton Co.	94,465	6,517,140
	Helmerich & Payne, Inc.	12,096	1,285,321
	Nabors Industries, Ltd.	28,899	784,897
	National Oilwell Varco, Inc.	47,992	3,889,272
	Noble Corp. PLC	28,198	884,571
	Rowan Cos. PLC Class A	13,820	421,786
	Schlumberger, Ltd.	145,658	15,787,871
	Transocean, Ltd.	37,723	1,521,746
			39,342,193
	Food & Staples Retailing 2.1%
	Costco Wholesale Corp.	49,143	5,776,268
	CVS Caremark Corp.	130,786	9,986,819
	Kroger Co. (The)	56,997	2,791,713
	Safeway, Inc.	25,642	883,623
	Sysco Corp.	65,257	2,329,023
	Wal-Mart Stores, Inc.	180,486	13,280,160
	Walgreen Co.	98,208	6,753,764
	Whole Foods Market, Inc.	41,406	1,582,537
			43,383,907
	Food Products 1.5%
	Archer-Daniels-Midland Co.	73,221	3,397,454
	Campbell Soup Co.	19,986	831,218
	ConAgra Foods, Inc.	46,948	1,414,543
	General Mills, Inc.	68,893	3,454,984
	Hershey Co. (The)	16,669	1,469,372
	Hormel Foods Corp.	14,978	677,904
	J.M. Smucker Co. (The)	11,695	1,165,290
	Kellogg Co.	28,621	1,712,395
	Keurig Green Mountain, Inc.	14,198	1,693,538
	Kraft Foods Group, Inc.	66,311	3,553,275
	McCormick & Co., Inc.	14,700	966,966
	Mead Johnson Nutrition Co.	22,478	2,055,388
	Mondelez International, Inc. Class A	189,201	6,811,236
	Tyson Foods, Inc. Class A	31,163	1,159,575
			30,363,138
	Gas Utilities 0.0%‡
	AGL Resources, Inc.	13,220	682,681

	Health Care Equipment & Supplies 2.0%
	Abbott Laboratories	168,388	7,092,503
	Baxter International, Inc.	60,693	4,533,160
	Becton, Dickinson & Co.	21,599	2,510,668
	Boston Scientific Corp. (a)	148,577	1,898,814
	C.R. Bard, Inc.	8,669	1,293,675
	CareFusion Corp. (a)	23,513	1,029,634
	Covidien PLC	50,375	4,357,941
	DENTSPLY International, Inc.	15,880	737,150
	Edwards Lifesciences Corp. (a)	11,800	1,064,950
	Intuitive Surgical, Inc. (a)	4,112	1,881,446
	Medtronic, Inc.	111,648	6,893,147
	St. Jude Medical, Inc.	31,718	2,067,696
	Stryker Corp.	32,849	2,620,365
	Varian Medical Systems, Inc. (a)	11,654	957,376
	Zimmer Holdings, Inc.	18,772	1,878,514
			40,817,039
	Health Care Providers & Services 2.0%
	Aetna, Inc.	40,070	3,106,627
	AmerisourceBergen Corp.	25,262	1,942,900
	Cardinal Health, Inc.	38,002	2,722,843
	Cigna Corp.	30,120	2,712,005
	DaVita HealthCare Partners, Inc. (a)	19,932	1,404,010
	Express Scripts Holding Co. (a)	86,729	6,040,675
	Humana, Inc.	17,184	2,021,698
	Laboratory Corporation of America Holdings (a)	9,516	986,714
	McKesson Corp.	25,792	4,948,453
	Patterson Cos., Inc.	9,281	362,052
	Quest Diagnostics, Inc.	16,179	988,537
	Tenet Healthcare Corp. (a)	11,039	582,528
	UnitedHealth Group, Inc.	109,604	8,883,404
	WellPoint, Inc.	31,283	3,435,186
			40,137,632
	Health Care Technology 0.1%
	Cerner Corp. (a)	32,849	1,813,265

	Hotels, Restaurants & Leisure 1.6%
	Carnival Corp.	48,739	1,765,327
	Chipotle Mexican Grill, Inc. (a)	3,477	2,338,282
	Darden Restaurants, Inc.	14,533	679,418
	Marriott International, Inc. Class A	24,561	1,589,342
	McDonald's Corp.	110,428	10,442,072
	Starbucks Corp.	84,326	6,550,444
	Starwood Hotels & Resorts Worldwide, Inc.	21,309	1,637,384
	Wyndham Worldwide Corp.	14,499	1,095,399
	Wynn Resorts, Ltd.	8,991	1,916,881
	Yum! Brands, Inc.	49,552	3,438,909
			31,453,458
	Household Durables 0.4%
	D.R. Horton, Inc.	31,625	654,638
	Garmin, Ltd.	13,687	753,332
	Harman International Industries, Inc.	7,522	816,513
	Leggett & Platt, Inc.	15,523	509,154
	Lennar Corp. Class A	19,612	710,543
	Mohawk Industries, Inc. (a)	6,787	846,814
	Newell Rubbermaid, Inc.	31,170	1,012,402
	PulteGroup, Inc.	38,369	677,213
	Whirlpool Corp.	8,735	1,245,960
			7,226,569
	Household Products 1.7%
	Clorox Co. (The)	14,354	1,246,932
	Colgate-Palmolive Co.	97,389	6,174,462
	Kimberly-Clark Corp.	42,146	4,377,705
¤	Procter & Gamble Co. (The)	302,474	23,387,290
			35,186,389
	Independent Power & Renewable Electricity Producers 0.1%
	AES Corp. (The)	73,065	1,067,480
	NRG Energy, Inc.	37,809	1,170,566
			2,238,046
	Industrial Conglomerates 2.2%
	3M Co.	69,526	9,795,518
	Danaher Corp.	67,292	4,971,533
¤	General Electric Co.	1,121,669	28,209,976
	Roper Industries, Inc.	11,188	1,611,855
			44,588,882
	Insurance 2.6%
	ACE, Ltd.	37,861	3,789,886
	Aflac, Inc.	50,942	3,043,275
	Allstate Corp. (The)	48,656	2,843,943
	American International Group, Inc.	161,817	8,411,248
	Aon PLC	33,241	2,804,211
	Assurant, Inc.	8,090	512,582
	Chubb Corp. (The)	27,448	2,380,016
	Cincinnati Financial Corp.	16,402	754,820
	Genworth Financial, Inc. Class A (a)	55,004	720,553
	Hartford Financial Services Group, Inc. (The)	50,301	1,718,282
	Lincoln National Corp.	29,188	1,529,159
	Loews Corp.	34,040	1,434,105
	Marsh & McLennan Cos., Inc.	61,618	3,128,346
	MetLife, Inc.	125,903	6,622,498
	Principal Financial Group, Inc.	30,468	1,513,650
	Progressive Corp. (The)	61,425	1,439,802
	Prudential Financial, Inc.	51,521	4,480,781
	Torchmark Corp.	14,845	782,925
	Travelers Companies, Inc. (The)	38,867	3,480,929
	Unum Group	29,065	997,802
	XL Group PLC	30,439	981,353
			53,370,166
	Internet & Catalog Retail 1.2%
	Amazon.com, Inc. (a)	41,693	13,049,492
	Expedia, Inc.	11,462	910,312
	Netflix, Inc. (a)	6,672	2,820,388
	Priceline Group, Inc. (The) (a)	5,865	7,286,969
	TripAdvisor, Inc. (a)	12,329	1,169,283
			25,236,444
	Internet Software & Services 3.1%
	Akamai Technologies, Inc. (a)	19,919	1,175,619
	eBay, Inc. (a)	127,584	6,736,435
	Facebook, Inc. Class A (a)	192,332	13,972,920
	Google, Inc. Class A (a)	31,688	18,364,781
	Google, Inc. Class C (a)	31,688	18,112,861
	VeriSign, Inc. (a)	13,821	747,025
	Yahoo!, Inc. (a)	104,979	3,759,298
			62,868,939
	IT Services 3.2%
	Accenture PLC Class A	70,813	5,614,055
	Alliance Data Systems Corp. (a)	6,077	1,593,936
	Automatic Data Processing, Inc.	54,050	4,394,806
	Cognizant Technology Solutions Corp. Class A (a)	67,762	3,323,726
	Computer Sciences Corp.	16,380	1,021,948
	Fidelity National Information Services, Inc.	32,393	1,826,965
	Fiserv, Inc. (a)	27,942	1,723,183
	International Business Machines Corp.	106,426	20,398,671
	MasterCard, Inc. Class A	112,655	8,353,368
	Paychex, Inc.	36,165	1,483,127
	Teradata Corp. (a)	17,760	748,762
	Total System Services, Inc.	18,583	594,656
	Visa, Inc. Class A	56,230	11,865,092
	Western Union Co. (The)	61,459	1,073,689
	Xerox Corp.	122,191	1,620,253
			65,636,237
	Leisure Products 0.1%
	Hasbro, Inc.	12,853	642,136
	Mattel, Inc.	37,656	1,333,964
			1,976,100
	Life Sciences Tools & Services 0.4%
	Agilent Technologies, Inc.	37,195	2,086,268
	PerkinElmer, Inc.	12,507	578,073
	Thermo Fisher Scientific, Inc.	44,727	5,434,330
	Waters Corp. (a)	9,470	979,577
			9,078,248
	Machinery 1.6%
	Caterpillar, Inc.	69,985	7,050,989
	Cummins, Inc.	19,173	2,672,524
	Deere & Co.	40,693	3,463,381
	Dover Corp.	18,666	1,600,796
	Flowserve Corp.	15,523	1,149,323
	Illinois Tool Works, Inc.	42,458	3,497,265
	Ingersoll-Rand PLC	28,142	1,654,468
	Joy Global, Inc.	11,191	663,179
	PACCAR, Inc.	39,403	2,453,625
	Pall Corp.	12,329	955,128
	Parker Hannifin Corp.	16,603	1,908,515
	Pentair PLC	21,703	1,390,511
	Snap-on, Inc.	6,465	777,093
	Stanley Black & Decker, Inc.	17,270	1,510,262
	Xylem, Inc.	20,531	724,539
			31,471,598
	Media 3.5%
	Cablevision Systems Corp. Class A	23,824	457,897
	CBS Corp. Class B	54,506	3,097,576
	Comcast Corp. Class A	290,778	15,623,502
	DIRECTV (a)	52,411	4,509,967
	Discovery Communications, Inc. Class A (a)	24,446	2,083,044
	Gannett Co., Inc.	25,360	829,779
	Interpublic Group of Cos., Inc. (The)	47,391	934,077
	News Corp. Class A (a)	55,394	977,704
	Omnicom Group, Inc.	28,643	2,004,724
	Scripps Networks Interactive Class A	12,018	990,403
	Time Warner Cable, Inc.	31,165	4,522,041
	Time Warner, Inc.	98,668	8,191,417
	Twenty-First Century Fox, Inc. Class A	214,168	6,784,842
	Viacom, Inc. Class B	43,852	3,625,245
	Walt Disney Co. (The)	180,157	15,471,883
			70,104,101
	Metals & Mining 0.5%
	Alcoa, Inc.	130,634	2,141,091
	Allegheny Technologies, Inc.	12,018	452,478
	Freeport-McMoRan Copper & Gold, Inc.	116,187	4,324,480
	Newmont Mining Corp.	55,405	1,380,139
	Nucor Corp.	35,409	1,778,240
			10,076,428
	Multi-Utilities 1.1%
	Ameren Corp.	26,996	1,037,996
	CenterPoint Energy, Inc.	47,693	1,159,894
	CMS Energy Corp.	29,599	856,299
	Consolidated Edison, Inc.	32,593	1,828,141
	Dominion Resources, Inc.	64,868	4,387,672
	DTE Energy Co.	19,674	1,452,335
	Integrys Energy Group, Inc.	8,880	582,173
	NiSource, Inc.	34,863	1,313,638
	PG&E Corp.	52,106	2,327,575
	Public Service Enterprise Group, Inc.	56,295	1,979,895
	SCANA Corp.	15,634	795,458
	Sempra Energy	25,590	2,551,579
	TECO Energy, Inc.	26,090	455,531
	Wisconsin Energy Corp.	25,204	1,098,390
			21,826,576
	Multiline Retail 0.6%
	Dollar General Corp. (a)	33,926	1,873,733
	Dollar Tree, Inc. (a)	23,157	1,261,362
	Family Dollar Stores, Inc.	10,760	804,310
	Kohl's Corp.	21,797	1,167,011
	Macy's, Inc.	40,317	2,329,920
	Nordstrom, Inc.	15,923	1,102,349
	Target Corp.	70,860	4,222,547
			12,761,232
	Oil, Gas & Consumable Fuels 8.1%
	Anadarko Petroleum Corp.	56,493	6,036,277
	Apache Corp.	43,243	4,439,326
	Cabot Oil & Gas Corp.	46,870	1,544,367
	Chesapeake Energy Corp.	56,251	1,483,339
¤	Chevron Corp.	212,976	27,525,018
	Cimarex Energy Co.	9,735	1,353,360
	ConocoPhillips	137,327	11,329,477
	CONSOL Energy, Inc.	25,471	988,784
	Denbury Resources, Inc.	39,338	666,779
	Devon Energy Corp.	42,889	3,238,120
	EOG Resources, Inc.	61,130	6,690,067
	EQT Corp.	16,974	1,592,501
¤	Exxon Mobil Corp.	480,353	47,526,126
	Hess Corp.	29,591	2,928,917
	Kinder Morgan, Inc.	74,923	2,695,730
	Marathon Oil Corp.	75,798	2,937,173
	Marathon Petroleum Corp.	32,285	2,695,152
	Murphy Oil Corp.	18,911	1,174,940
	Newfield Exploration Co. (a)	15,145	610,344
	Noble Energy, Inc.	39,982	2,658,403
	Occidental Petroleum Corp.	87,876	8,586,364
	ONEOK, Inc.	22,956	1,479,055
	Peabody Energy Corp.	30,023	455,449
	Phillips 66	63,439	5,145,537
	Pioneer Natural Resources Co.	16,001	3,543,581
	QEP Resources, Inc.	19,952	659,414
	Range Resources Corp.	18,865	1,426,005
	Southwestern Energy Co. (a)	39,493	1,602,626
	Spectra Energy Corp.	75,020	3,069,818
	Tesoro Corp.	14,778	909,438
	Valero Energy Corp.	59,405	3,017,774
	Williams Cos., Inc. (The)	82,589	4,677,015
			164,686,276
	Paper & Forest Products 0.1%
	International Paper Co.	48,455	2,301,613

	Personal Products 0.1%
	Avon Products, Inc.	48,272	637,190
	Estee Lauder Cos., Inc. (The) Class A	28,487	2,092,655
			2,729,845
	Pharmaceuticals 5.7%
	AbbVie, Inc.	177,859	9,309,140
	Actavis PLC (a)	29,584	6,338,668
	Allergan, Inc.	33,296	5,522,474
	Bristol-Myers Squibb Co.	185,366	9,383,227
	Eli Lilly & Co.	109,922	6,711,837
	Hospira, Inc. (a)	18,461	1,024,032
¤	Johnson & Johnson	316,453	31,673,781
	Merck & Co., Inc.	326,886	18,547,512
	Mylan, Inc. (a)	41,489	2,048,312
	Perrigo Co. PLC	14,966	2,251,635
	Pfizer, Inc.	713,500	20,477,450
	Zoetis, Inc.	55,639	1,831,079
			115,119,147
	Professional Services 0.2%
	Dun & Bradstreet Corp.	4,251	467,738
	Equifax, Inc.	13,543	1,030,487
	Nielsen N.V.	33,811	1,559,025
	Robert Half International, Inc.	15,423	750,329
			3,807,579
	Real Estate Investment Trusts 2.1%
	American Tower Corp.	44,369	4,187,990
	Apartment Investment & Management Co. Class A	16,236	554,947
	AvalonBay Communities, Inc.	13,531	2,003,671
	Boston Properties, Inc.	17,014	2,032,322
	Crown Castle International Corp.	37,178	2,757,864
	Equity Residential	37,300	2,411,445
	Essex Property Trust, Inc.	7,009	1,328,696
	General Growth Properties, Inc.	58,268	1,361,723
	HCP, Inc.	50,776	2,108,727
	Health Care REIT, Inc.	34,086	2,168,892
	Host Hotels & Resorts, Inc.	84,159	1,829,617
	Kimco Realty Corp.	45,590	1,020,304
	Macerich Co. (The)	15,634	1,016,366
	Plum Creek Timber Co., Inc.	19,685	814,369
	ProLogis, Inc.	55,494	2,264,710
	Public Storage	16,212	2,782,141
	Simon Property Group, Inc.	34,749	5,844,434
	Ventas, Inc.	32,727	2,078,165
	Vornado Realty Trust	19,362	2,052,759
	Weyerhaeuser Co.	58,860	1,843,495
			42,462,637
	Real Estate Management & Development 0.0%‡
	CBRE Group, Inc. Class A (a)	30,980	955,423

	Road & Rail 0.9%
	CSX Corp.	112,802	3,375,036
	Kansas City Southern	12,263	1,337,403
	Norfolk Southern Corp.	34,636	3,521,095
	Ryder System, Inc.	5,853	504,119
	Union Pacific Corp.	101,322	9,960,966
			18,698,619
	Semiconductors & Semiconductor Equipment 2.3%
	Altera Corp.	35,040	1,146,509
	Analog Devices, Inc.	35,139	1,743,949
	Applied Materials, Inc.	136,174	2,854,207
	Avago Technologies, Ltd.	28,156	1,953,463
	Broadcom Corp. Class A	61,686	2,360,106
	First Solar, Inc. (a)	7,856	495,792
	Intel Corp.	556,821	18,870,664
	KLA-Tencor Corp.	18,538	1,325,282
	Lam Research Corp.	18,071	1,264,970
	Linear Technology Corp.	26,061	1,150,202
	Microchip Technology, Inc.	22,077	993,907
	Micron Technology, Inc. (a)	119,729	3,657,721
	NVIDIA Corp.	61,829	1,082,007
	Texas Instruments, Inc.	120,951	5,593,984
	Xilinx, Inc.	29,855	1,227,936
			45,720,699
	Software 3.4%
	Adobe Systems, Inc. (a)	51,733	3,575,268
	Autodesk, Inc. (a)	25,488	1,359,785
	CA, Inc.	36,154	1,044,128
	Citrix Systems, Inc. (a)	18,267	1,237,224
	Electronic Arts, Inc. (a)	35,183	1,182,149
	Intuit, Inc.	31,703	2,598,695
¤	Microsoft Corp.	840,821	36,289,834
	Oracle Corp.	384,041	15,511,416
	Red Hat, Inc. (a)	21,087	1,225,576
	Salesforce.com, Inc. (a)	63,185	3,427,786
	Symantec Corp.	77,449	1,832,443
			69,284,304
	Specialty Retail 1.9%
	AutoNation, Inc. (a)	7,189	383,317
	AutoZone, Inc. (a)	3,717	1,921,801
	Bed Bath & Beyond, Inc. (a)	22,715	1,437,632
	Best Buy Co., Inc.	30,412	904,149
	Carmax, Inc. (a)	24,848	1,212,831
	GameStop Corp. Class A	13,008	545,946
	Gap, Inc. (The)	29,477	1,182,322
	Home Depot, Inc. (The)	153,030	12,372,476
	L Brands, Inc.	27,129	1,572,668
	Lowe's Companies, Inc.	111,813	5,350,252
	O'Reilly Automotive, Inc. (a)	11,940	1,791,000
	PetSmart, Inc.	11,097	756,150
	Ross Stores, Inc.	23,760	1,530,144
	Staples, Inc.	73,499	851,853
	Tiffany & Co.	12,251	1,195,820
	TJX Cos., Inc. (The)	78,334	4,174,419
	Tractor Supply Co.	15,525	965,189
	Urban Outfitters, Inc. (a)	11,390	406,965
			38,554,934
	Technology Hardware, Storage & Peripherals 4.3%
¤	Apple, Inc. (c)	674,457	64,457,856
	EMC Corp.	229,531	6,725,258
	Hewlett-Packard Co.	209,323	7,453,992
	NetApp, Inc.	36,956	1,435,371
	SanDisk Corp.	25,137	2,305,314
	Seagate Technology PLC	36,675	2,149,155
	Western Digital Corp.	23,424	2,338,418
			86,865,364
	Textiles, Apparel & Luxury Goods 0.8%
	Coach, Inc.	31,213	1,078,721
	Fossil Group, Inc. (a)	5,464	535,472
	Michael Kors Holdings, Ltd. (a)	19,963	1,626,585
	NIKE, Inc. Class B	82,509	6,363,919
	PVH Corp.	9,081	1,000,545
	Ralph Lauren Corp.	6,632	1,033,664
	Under Armour, Inc. Class A (a)	17,851	1,191,554
	VF Corp.	38,596	2,364,777
			15,195,237
	Thrifts & Mortgage Finance 0.0%‡
	Hudson City Bancorp, Inc.	52,924	516,009

	Tobacco 1.4%
	Altria Group, Inc.	222,554	9,035,693
	Lorillard, Inc.	40,406	2,443,755
	Philip Morris International, Inc.	175,936	14,428,511
	Reynolds American, Inc.	34,885	1,948,327
			27,856,286
	Trading Companies & Distributors 0.1%
	Fastenal Co.	30,379	1,347,309
	Veritiv Corp. (a)	1	40
	W.W. Grainger, Inc.	6,877	1,617,126
			2,964,475
	Total Common Stocks (Cost $812,486,514)		1,917,674,000	(b)

	Principal Amount
Short-Term Investments 5.5%
Repurchase Agreement 0.0%‡
State Street Bank and Trust Co. 0.00%, dated 7/31/14 due 8/1/14 Proceeds at Maturity $82,423 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.00% and a maturity date of 11/2/22, with a Principal Amount of $95,000 and a Market Value of $88,553)	$82,423	82,423

Total Repurchase Agreement (Cost $82,423)		82,423

U.S. Government 5.5%
United States Treasury Bills
0.007% - 0.022%, due 10/9/14 (d)	106,700,000	106,697,866
0.018% - 0.02%, due 10/23/14 (c)(d)	6,100,000	6,099,695
Total U.S. Government (Cost $112,796,600)		112,797,561

Total Short-Term Investments (Cost $112,879,023)		112,879,984

Total Investments (Cost $925,365,537) (f)	100.0%	2,030,553,984
Other Assets, Less Liabilities	(0.0)‡	(385,595)
Net Assets	100.0%	$2,030,168,389

	Contracts Long	Unrealized Appreciation (Depreciation)(e)
Futures Contracts (0.1%)
Standard & Poor's 500 Index Mini September 2014	1,149	$(1,729,267)

Total Futures Contracts (Notional Amount $110,579,760) (b)		$(1,729,267)

¤	Among the Fund's 10 largest holdings, as of July 31, 2014, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	The combined market value of common stocks and notional amount of Standard & Poor's 500 Index futures contracts represents 99.9% of net assets.
(c)	Represents a security, or a portion thereof, which is maintained at a broker as collateral for futures contracts.
(d)	Interest rate shown represents yield to maturity.
(e)	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2014.
(f)	As of July 31, 2014, cost was $967,715,394 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$1,115,087,330
Gross unrealized depreciation	(52,248,740)
Net unrealized appreciation	$1,062,838,590

The following is a summary of the fair valuations according to the inputs used as of July 31, 2014, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$1,917,674,000	$—	$—	$1,917,674,000
Short-Term Investments
Repurchase Agreement	—	82,423	—	82,423
U.S. Government	—	112,797,561	—	112,797,561
Total Short-Term Investments	—	112,879,984	—	112,879,984
Total Investments in Securities	$1,917,674,000	$112,879,984	$—	2,030,553,984

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts Long (b)	$(1,729,267)	$—	$—	$(1,729,267)
Total Other Financial Instruments	$(1,729,267)	$—	$—	$(1,729,267)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2014, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Short Duration High Yield Fund
Portfolio of Investments July 31, 2014 (Unaudited)

		Principal
		Amount	Value
	Long-Term Bonds 95.8%†
	Convertible Bond 0.2%
	Packaging & Containers 0.2%
	Owens-Brockway Glass Container, Inc. 3.00%, due 6/1/15 (a)	$650,000	$665,032

	Total Convertible Bond (Cost $648,896)		665,032

	Corporate Bonds 89.7%
	Aerospace & Defense 3.9%
¤	Alliant Techsystems, Inc. 6.875%, due 9/15/20	5,976,000	6,334,560
	B/E Aerospace, Inc. 6.875%, due 10/1/20	1,960,000	2,116,800
	GenCorp, Inc. 7.125%, due 3/15/21	2,670,000	2,889,741
	Kratos Defense & Security Solutions, Inc. 7.00%, due 5/15/19 (a)	3,300,000	3,415,500
			14,756,601
	Airlines 0.3%
	United Continental Holdings, Inc. 6.375%, due 6/1/18	1,120,000	1,198,400

	Apparel 0.6%
	Wolverine World Wide, Inc. 6.125%, due 10/15/20	2,070,000	2,209,725

	Auto Manufacturers 1.9%
	Allied Specialty Vehicles, Inc. 8.50%, due 11/1/19 (a)	1,840,000	1,950,400
	Chrysler Group LLC / CG Co-Issuer, Inc. 8.00%, due 6/15/19	2,060,000	2,193,900
	Jaguar Land Rover Automotive PLC 4.125%, due 12/15/18 (a)	740,000	747,400
	Oshkosh Corp. 8.50%, due 3/1/20	2,333,000	2,490,477
			7,382,177
	Auto Parts & Equipment 3.5%
	Chassix, Inc. 9.25%, due 8/1/18 (a)	584,000	620,500
	International Automotive Components Group S.A. 9.125%, due 6/1/18 (a)	1,140,000	1,208,400
	Schaeffler Finance B.V. 7.75%, due 2/15/17 (a)	1,085,000	1,209,775
¤	Schaeffler Holding Finance B.V. 6.875%, due 8/15/18 (a)(b)	7,384,000	7,753,200
	Tenneco, Inc.
	6.875%, due 12/15/20	1,014,000	1,090,557
	7.75%, due 8/15/18	230,000	239,487
	Titan International, Inc. 6.875%, due 10/1/20	1,015,000	1,030,225
	TRW Automotive, Inc. 7.25%, due 3/15/17 (a)	200,000	225,750
			13,377,894
	Building Materials 6.3%
	Boise Cascade Co. 6.375%, due 11/1/20	1,390,000	1,466,450
¤	Building Materials Corporation of America
	6.875%, due 8/15/18 (a)	1,025,000	1,060,875
	7.00%, due 2/15/20 (a)	5,109,000	5,358,064
	Gibraltar Industries, Inc. 6.25%, due 2/1/21	631,000	645,197
	Headwaters, Inc.
	7.25%, due 1/15/19	935,000	977,075
	7.625%, due 4/1/19	3,217,000	3,377,850
	Jeld-Wen, Inc. 12.25%, due 10/15/17 (a)	3,020,000	3,216,300
	Summit Materials LLC / Summit Materials Finance Corp. 10.50%, due 1/31/20	2,185,000	2,430,812
	Texas Industries, Inc. 9.25%, due 8/15/20	1,410,000	1,600,350
	USG Corp.
	6.30%, due 11/15/16	1,575,000	1,657,687
	7.875%, due 3/30/20 (a)	703,000	763,634
	8.375%, due 10/15/18 (a)	70,000	73,150
	9.75%, due 8/1/14 (a)	900,000	900,000
	9.75%, due 1/15/18	305,000	357,613
	Vulcan Materials Co. 6.50%, due 12/1/16	75,000	82,500
			23,967,557
	Chemicals 4.3%
	Ineos Finance PLC 8.375%, due 2/15/19 (a)	3,145,000	3,396,600
	Kraton Polymers LLC / Kraton Polymers Capital Corp. 6.75%, due 3/1/19	2,535,000	2,663,334
	NOVA Chemicals Corp. 8.625%, due 11/1/19	3,589,000	3,768,450
	Olin Corp. 8.875%, due 8/15/19	1,255,000	1,312,479
	PolyOne Corp. 7.375%, due 9/15/20	4,750,000	5,094,375
			16,235,238
	Closed-end Fund 0.3%
	Drawbridge Special Opportunities Fund, L.P. / Drawbridge Special Opportunities Finance 5.00%, due 8/1/21 (a)	1,170,000	1,167,075

	Coal 1.3%
	Arch Coal, Inc.
	7.25%, due 10/1/20	170,000	113,050
	8.00%, due 1/15/19 (a)	855,000	825,075
	CONSOL Energy, Inc.
	6.375%, due 3/1/21	390,000	409,500
	8.25%, due 4/1/20	3,350,000	3,567,750
			4,915,375
	Commercial Services 3.8%
	Alliance Data Systems Corp. 5.25%, due 12/1/17 (a)	2,170,000	2,245,950
	American Capital, Ltd. 6.50%, due 9/15/18 (a)	3,630,000	3,820,575
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 9.75%, due 3/15/20	1,140,000	1,268,250
	Great Lakes Dredge & Dock Corp. 7.375%, due 2/1/19	2,871,000	2,993,017
	Jaguar Holding Co. I 9.375%, due 10/15/17 (a)(b)	925,000	941,187
	Light Tower Rentals, Inc. 8.125%, due 8/1/19 (a)	900,000	915,750
	PHH Corp.
	7.375%, due 9/1/19	665,000	731,500
	9.25%, due 3/1/16	595,000	670,863
	Service Corp. International
	6.75%, due 4/1/16	500,000	536,250
	7.625%, due 10/1/18	155,000	180,188
	United Rentals North America, Inc. 5.75%, due 7/15/18	280,000	292,740
			14,596,270
	Computers 0.9%
	iGATE Corp. 4.75%, due 4/15/19 (a)	3,325,000	3,316,688

	Diversified Financial Services 0.2%
	Community Choice Financial, Inc. 10.75%, due 5/1/19	765,000	604,350

	Electric 1.5%
¤	GenOn Energy, Inc.
	7.875%, due 6/15/17	3,130,000	3,223,900
	9.50%, due 10/15/18	2,235,000	2,335,575
			5,559,475
	Electronics 0.7%
	Kemet Corp. 10.50%, due 5/1/18	1,820,000	1,911,000
	Stoneridge, Inc. 9.50%, due 10/15/17 (a)	725,000	761,250
			2,672,250
	Engineering & Construction 0.4%
	Transfield Services, Ltd. 8.375%, due 5/15/20 (a)	1,305,000	1,342,519

	Entertainment 3.4%
	Affinity Gaming LLC / Affinity Gaming Finance Corp. 9.00%, due 5/15/18	2,129,000	2,139,645
	GLP Capital, L.P. / GLP Financing II, Inc. 4.375%, due 11/1/18	1,600,000	1,624,000
	MU Finance PLC 8.375%, due 2/1/17 (a)	1,532,203	1,585,830
	NAI Entertainment Holdings / NAI Entertainment Holdings Finance Corp. 5.00%, due 8/1/18 (a)	2,880,000	2,966,400
	Rivers Pittsburgh Borrower L.P. / Rivers Pittsburgh Finance Corp. 9.50%, due 6/15/19 (a)	1,426,000	1,529,385
	Speedway Motorsports, Inc. 6.75%, due 2/1/19	2,200,000	2,299,000
	Vail Resorts, Inc. 6.50%, due 5/1/19	637,000	662,480
			12,806,740
	Finance - Auto Loans 0.9%
	Ally Financial, Inc.
	2.75%, due 1/30/17	1,400,000	1,401,750
	4.625%, due 6/26/15	440,000	447,700
	8.30%, due 2/12/15	1,430,000	1,472,900
	General Motors Financial Co., Inc. 4.75%, due 8/15/17	145,000	152,069
			3,474,419
	Finance - Leasing Companies 0.2%
	Oxford Finance LLC / Oxford Finance Co-Issuer, Inc. 7.25%, due 1/15/18 (a)	765,000	797,513

	Finance - Mortgage Loan/Banker 0.1%
	Prospect Holding Co. LLC / Prospect Holding Finance Co. 10.25%, due 10/1/18 (a)	440,000	433,620

	Finance - Other Services 2.0%
	Cantor Commercial Real Estate Co., L.P. / CCRE Finance Corp. 7.75%, due 2/15/18 (a)	2,705,000	2,894,350
	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp. 3.50%, due 3/15/17	4,325,000	4,303,375
	Nationstar Mortgage LLC / Nationstar Capital Corp. 6.50%, due 8/1/18	585,000	579,150
			7,776,875
	Food 0.8%
	KeHE Distributors LLC / KeHE Distributors Finance Corp. 7.625%, due 8/15/21 (a)	725,000	781,188
	Smithfield Foods, Inc. 7.75%, due 7/1/17	620,000	700,600
	Wells Enterprises, Inc. 6.75%, due 2/1/20 (a)	1,340,000	1,396,950
			2,878,738
	Forest Products & Paper 0.4%
	Clearwater Paper Corp. 7.125%, due 11/1/18	720,000	755,784
	Smurfit Kappa Acquisitions 4.875%, due 9/15/18 (a)	825,000	860,063
			1,615,847
	Health Care - Products 1.6%
	Hanger, Inc. 7.125%, due 11/15/18	2,450,000	2,535,750
	Teleflex, Inc. 6.875%, due 6/1/19	3,516,000	3,718,170
			6,253,920
	Health Care - Services 1.9%
	Centene Corp. 5.75%, due 6/1/17	1,044,000	1,119,690
	Fresenius Medical Care U.S. Finance, Inc. 6.875%, due 7/15/17	525,000	584,062
	HCA, Inc.
	6.50%, due 2/15/16	760,000	809,400
	8.00%, due 10/1/18	225,000	261,844
	9.00%, due 12/15/14	440,000	450,450
	INC Research LLC 11.50%, due 7/15/19 (a)	590,000	660,800
	ResCare, Inc. 10.75%, due 1/15/19	1,992,000	2,151,360
	Tenet Healthcare Corp. 5.00%, due 3/1/19 (a)	740,000	728,900
	Wellcare Health Plans, Inc. 5.75%, due 11/15/20	605,000	617,100
			7,383,606
	Holding Companies - Diversified 1.3%
	Carlson Travel Holdings, Inc. 7.50%, due 8/15/19 (a)(b)	3,960,000	4,019,400
	CFG Holdings, Ltd. / CFG Finance LLC 11.50%, due 11/15/19 (a)	795,000	858,600
			4,878,000
	Home Builders 1.6%
	AV Homes, Inc. 8.50%, due 7/1/19 (a)	1,140,000	1,158,525
	D.R. Horton, Inc. 3.75%, due 3/1/19	1,165,000	1,141,700
	Meritage Homes Corp. 4.50%, due 3/1/18	2,265,000	2,298,975
	Standard Pacific Corp. 10.75%, due 9/15/16	570,000	661,200
	William Lyon Homes, Inc. 5.75%, due 4/15/19 (a)	670,000	681,725
			5,942,125
	Household Products & Wares 2.0%
	Century Intermediate Holding Co. 2 9.75%, due 2/15/19 (a)(b)	1,530,000	1,614,150
	Prestige Brands, Inc. 8.125%, due 2/1/20	2,840,000	3,109,800
	Scotts Miracle-Gro Co. (The) 6.625%, due 12/15/20	2,025,000	2,171,812
	Spectrum Brands, Inc. 6.75%, due 3/15/20	550,000	578,875
			7,474,637
	Insurance 0.4%
	Ironshore Holdings (U.S.), Inc. 8.50%, due 5/15/20 (a)	1,250,000	1,471,916

	Internet 2.6%
¤	Cogent Communications Holdings, Inc. 8.375%, due 2/15/18 (a)	6,695,000	7,096,700
	IAC / InterActiveCorp. 4.875%, due 11/30/18	2,575,000	2,645,812
			9,742,512
	Iron & Steel 0.3%
	BlueScope Steel Finance, Ltd. / BlueScope Steel Finance USA LLC 7.125%, due 5/1/18 (a)	1,230,000	1,306,875

	Leisure Time 1.7%
¤	Carlson Wagonlit B.V. 6.875%, due 6/15/19 (a)	5,925,000	6,302,719

	Lodging 0.4%
	Eldorado Resorts LLC / Eldorado Capital Corp. 8.625%, due 6/15/19 (a)	520,000	552,500
	MTR Gaming Group, Inc. 11.50%, due 8/1/19 (b)	700,000	773,500
			1,326,000
	Machinery - Construction & Mining 0.4%
	BlueLine Rental Finance Corp. 7.00%, due 2/1/19 (a)	1,090,000	1,133,600
	Vander Intermediate Holding II Corp. 9.75%, due 2/1/19 (a)(b)	380,000	399,000
			1,532,600
	Machinery - Diversified 0.4%
	Briggs & Stratton Corp. 6.875%, due 12/15/20	1,205,000	1,349,600

	Media 3.3%
	CCO Holdings LLC / CCO Holdings Capital Corp. 7.25%, due 10/30/17	3,955,000	4,123,087
	DISH DBS Corp.
	4.25%, due 4/1/18	1,050,000	1,065,750
	5.125%, due 5/1/20	1,010,000	1,030,200
	7.75%, due 5/31/15	150,000	157,125
	Numericable Group S.A. 4.875%, due 5/15/19 (a)	2,310,000	2,321,550
	ProQuest LLC / ProQuest Notes Co. 9.00%, due 10/15/18 (a)	2,333,000	2,437,985
	Videotron, Ltd.
	6.375%, due 12/15/15	795,000	796,988
	9.125%, due 4/15/18	710,000	733,075
			12,665,760
	Metal Fabricate & Hardware 1.1%
	A. M. Castle & Co. 12.75%, due 12/15/16	385,000	406,175
	Mueller Water Products, Inc.
	7.375%, due 6/1/17	760,000	769,500
	8.75%, due 9/1/20	1,415,000	1,549,425
	Shale-Inland Holdings LLC / Shale-Inland Finance Corp. 8.75%, due 11/15/19 (a)	455,000	471,494
	Wise Metals Group LLC / Wise Alloys Finance Corp. 8.75%, due 12/15/18 (a)	1,030,000	1,104,675
			4,301,269
	Mining 2.8%
	AuRico Gold, Inc. 7.75%, due 4/1/20 (a)	1,850,000	1,873,125
	Hecla Mining Co. 6.875%, due 5/1/21	245,000	239,487
¤	Kaiser Aluminum Corp. 8.25%, due 6/1/20	5,500,000	6,160,000
	New Gold, Inc. 7.00%, due 4/15/20 (a)	1,910,000	2,038,925
	St. Barbara, Ltd. 8.875%, due 4/15/18 (a)	473,000	373,670
			10,685,207
	Miscellaneous - Manufacturing 1.1%
	CTP Transportation Products LLC / CTP Finance, Inc. 8.25%, due 12/15/19 (a)	1,945,000	2,100,600
	FGI Operating Co. LLC / FGI Finance, Inc. 7.875%, due 5/1/20	965,000	1,025,312
	Koppers, Inc. 7.875%, due 12/1/19	175,000	184,188
	LSB Industries, Inc. 7.75%, due 8/1/19	520,000	557,700
	SPX Corp. 6.875%, due 9/1/17	405,000	442,463
			4,310,263
	Office Furnishings 0.9%
	Interface, Inc. 7.625%, due 12/1/18	3,155,000	3,304,863

	Oil & Gas 5.1%
	Atlas Energy Holdings Operating Co. LLC / Atlas Resource Finance Corp. 7.75%, due 1/15/21	745,000	763,625
	Calumet Specialty Products Partners, L.P. / Calumet Finance Corp.
	6.50%, due 4/15/21 (a)	1,920,000	1,958,400
	9.625%, due 8/1/20	500,000	570,000
	Chesapeake Energy Corp. 3.484%, due 4/15/19 (c)	1,450,000	1,453,625
	Comstock Resources, Inc. 7.75%, due 4/1/19	3,435,000	3,615,337
	Frontier Oil Corp. 6.875%, due 11/15/18	450,000	471,375
	Jones Energy Holdings LLC / Jones Energy Finance Corp. 6.75%, due 4/1/22 (a)	815,000	847,600
	Newfield Exploration Co. 7.125%, due 5/15/18	1,195,000	1,224,875
	Oasis Petroleum, Inc. 7.25%, due 2/1/19	350,000	365,750
	PetroQuest Energy, Inc. 10.00%, due 9/1/17	1,535,000	1,600,238
	Rex Energy Corp. 8.875%, due 12/1/20	1,605,000	1,749,450
	Seventy Seven Operating LLC 6.625%, due 11/15/19	1,330,000	1,396,500
	SM Energy Co. 6.625%, due 2/15/19	1,977,000	2,061,022
	Whiting Petroleum Corp. 6.50%, due 10/1/18	635,000	657,225
	WPX Energy, Inc. 5.25%, due 1/15/17	690,000	724,500
			19,459,522
	Oil & Gas Services 0.4%
	Compressco Partners, L.P. / Compressco Finance, Inc. 7.25%, due 8/15/22 (a)	730,000	720,875
	Expro Finance Luxembourg S.C.A. 8.50%, due 12/15/16 (a)	550,000	567,188
	Pioneer Energy Services Corp. 9.875%, due 3/15/18	161,000	169,855
			1,457,918
	Packaging & Containers 0.7%
	AEP Industries, Inc. 8.25%, due 4/15/19	2,425,000	2,546,250
	Owens-Brockway Glass Container, Inc. 7.375%, due 5/15/16	100,000	108,250
	Owens-Illinois, Inc. 7.80%, due 5/15/18	120,000	136,800
			2,791,300
	Pharmaceuticals 1.5%
	Lantheus Medical Imaging, Inc. 9.75%, due 5/15/17	235,000	234,412
	NBTY, Inc. 9.00%, due 10/1/18	2,980,000	3,106,650
	Salix Pharmaceuticals, Ltd. 6.00%, due 1/15/21 (a)	1,070,000	1,118,150
	Valeant Pharmaceuticals International, Inc.
	6.75%, due 10/1/17 (a)	555,000	571,650
	6.75%, due 8/15/18 (a)	295,000	308,275
	6.875%, due 12/1/18 (a)	440,000	454,300
			5,793,437
	Real Estate 1.5%
	AAF Holdings LLC / AAF Finance Co. 12.00%, due 7/1/19 (a)(b)	1,325,000	1,354,813
	Mattamy Group Corp. 6.50%, due 11/15/20 (a)	1,995,000	2,024,925
	Rialto Holdings LLC / Rialto Corp. 7.00%, due 12/1/18 (a)	2,185,000	2,250,550
			5,630,288
	Retail 5.1%
	AmeriGas Finance LLC / AmeriGas Finance Corp. 6.75%, due 5/20/20	1,515,000	1,594,537
	AmeriGas Partners, L.P. / AmeriGas Finance Corp. 6.25%, due 8/20/19	1,325,000	1,381,313
	Asbury Automotive Group, Inc. 8.375%, due 11/15/20	2,110,000	2,305,175
	Building Materials Holding Corp. 9.00%, due 9/15/18 (a)	1,390,000	1,487,300
	DineEquity, Inc. 9.50%, due 10/30/18	4,529,000	4,827,914
	DriveTime Automotive Group, Inc. / DT Acceptance Corp. 8.00%, due 6/1/21 (a)	1,855,000	1,866,594
	L Brands, Inc. 8.50%, due 6/15/19	2,004,000	2,414,820
	Men's Wearhouse, Inc. (The) 7.00%, due 7/1/22 (a)	1,170,000	1,216,800
	Radio Systems Corp. 8.375%, due 11/1/19 (a)	2,197,000	2,411,207
			19,505,660
	Shipbuilding 0.1%
	Huntington Ingalls Industries, Inc. 6.875%, due 3/15/18	250,000	261,250

	Software 1.3%
	ACI Worldwide, Inc. 6.375%, due 8/15/20 (a)	4,770,000	5,032,350

	Storage & Warehousing 1.2%
	Algeco Scotsman Global Finance PLC 8.50%, due 10/15/18 (a)	1,845,000	1,891,125
	Mobile Mini, Inc. 7.875%, due 12/1/20	2,465,000	2,637,550
			4,528,675
	Telecommunications 7.4%
¤	Hughes Satellite Systems Corp. 6.50%, due 6/15/19	5,395,000	5,954,731
	MetroPCS Wireless, Inc. 7.875%, due 9/1/18	420,000	437,997
	Sable International Finance, Ltd. 8.75%, due 2/1/20 (a)	2,200,000	2,458,500
	SBA Telecommunications, Inc. 8.25%, due 8/15/19	2,112,000	2,202,394
	Sprint Capital Corp. 6.90%, due 5/1/19	2,870,000	3,070,900
¤	Sprint Communications, Inc.
	7.00%, due 3/1/20 (a)	1,330,000	1,496,250
	9.00%, due 11/15/18 (a)	3,765,000	4,414,462
	T-Mobile USA, Inc.
	5.25%, due 9/1/18	2,075,000	2,137,250
	6.464%, due 4/28/19	2,805,000	2,924,212
	Virgin Media Finance PLC 8.375%, due 10/15/19	670,000	702,663
	Virgin Media Secured Finance PLC 5.25%, due 1/15/21	2,185,000	2,212,313
			28,011,672
	Transportation 2.5%
¤	Florida East Coast Holdings Corp.
	6.75%, due 5/1/19 (a)	5,105,000	5,283,675
	9.75%, due 5/1/20 (a)	995,000	1,042,263
	Swift Services Holdings, Inc. 10.00%, due 11/15/18	3,085,000	3,293,237
			9,619,175
	Trucking & Leasing 1.0%
	Flexi-Van Leasing, Inc. 7.875%, due 8/15/18 (a)	950,000	1,007,000
	TRAC Intermodal LLC / TRAC Intermodal Corp. 11.00%, due 8/15/19	2,665,000	2,958,150
			3,965,150
	Vitamins & Nutrition Products 0.4%
	Alphabet Holding Co., Inc. 7.75%, due 11/1/17 (b)	1,385,000	1,412,700
	Total Corporate Bonds (Cost $342,086,639)		340,786,315

	Loan Assignments 5.8% (d)
	Aerospace & Defense 0.4%
	DAE Aviation Holdings, Inc.
	New Term Loan B1 5.00%, due 11/2/18	818,260	820,817
	2nd Lien Term Loan 7.75%, due 8/5/19	695,000	699,778
			1,520,595
	Auto Parts & Equipment 0.5%
	Exide Technologies, Inc. DIP Second-Out Term Loan 9.00%, due 10/14/14 (b)	2,049,927	2,090,925

	Chemicals 0.2%
	Phibro Animal Health Corp. Term Loan B 4.00%, due 4/16/21	650,000	648,375

	Coal 0.1%
	Arch Coal, Inc. Term Loan B 6.25%, due 5/16/18	277,878	272,514

	Distribution & Wholesale 0.9%
	American Tire Distributors Holdings, Inc. Term Loan B 5.75%, due 6/1/18	3,427,310	3,418,742

	Diversified Financial Services 0.2%
	Ocwen Financial Corp. Term Loan 5.00%, due 2/15/18	651,750	652,728

	Food 0.6%
	Stater Bros. Markets Term Loan B 4.75%, due 5/12/21	2,400,000	2,407,500

	Housewares 0.4%
	Libbey Glass, Inc. Term Loan B 3.75%, due 4/9/21	1,500,000	1,490,625

	Leisure Time 0.6%
	Bauer Performance Sports Ltd. Term Loan B 4.00%, due 4/15/21	2,203,050	2,195,478

	Lodging 0.3%
	Cannery Casino Resorts LLC
	New Term Loan B 6.00%, due 10/2/18	677,797	680,057
	New 2nd Lien Term Loan 10.00%, due 10/2/19	145,000	146,873
	Four Seasons Holdings, Inc.
	New 1st Lien Term Loan 3.50%, due 6/27/20	119,100	118,467
	2nd Lien Term Loan 6.25%, due 12/28/20	150,000	151,125
			1,096,522
	Metal Fabricate & Hardware 0.2%
	Neenah Foundry Co. Term Loan 6.75%, due 4/26/17 (e)(f)	629,633	625,698

	Miscellaneous - Manufacturing 0.3%
	FGI Operating Co. LLC Term Loan 5.50%, due 4/19/19	1,270,794	1,277,148

	Oil & Gas 0.5%
	Seventy Seven Operating LLC Term Loan B 3.75%, due 6/25/21	2,000,000	1,998,750

	Pharmaceuticals 0.4%
	Grifols Worldwide Operations USA, Inc. USD Term Loan B 3.155%, due 2/27/21	1,496,250	1,488,535

	Retail 0.2%
	Dunkin' Brands, Inc. Term Loan C 2.653%, due 9/30/17	489,096	490,007
	Steinway Musical Instruments, Inc. 1st Lien Term Loan 4.75%, due 9/19/19	248,125	247,815
			737,822
	Total Loan Assignments (Cost $21,757,879)		21,921,957

	Yankee Bond 0.1% (g)
	Computers 0.1%
	Seagate Technology HDD Holdings 6.80%, due 10/1/16	410,000	453,050

	Total Yankee Bond (Cost $443,793)		453,050
	Total Long-Term Bonds (Cost $364,937,207)		363,826,354

	Short-Term Investment 3.0%
	Repurchase Agreement 3.0%
	State Street Bank and Trust Co. 0.00%, dated 7/31/14 due 8/1/14 Proceeds at Maturity $11,359,566 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.10% and a maturity date of 10/17/22, with a Principal Amount of $12,315,000 and a Market Value of $11,588,748)	11,359,566	11,359,566

	Total Short-Term Investment (Cost $11,359,566)		11,359,566
	Total Investments (Cost $376,296,773) (h)	98.8%	375,185,920
	Other Assets, Less Liabilities	1.2	4,513,121
	Net Assets	100.0%	$379,699,041

¤	Among the Fund's 10 largest issuers held, as of July 31, 2014, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(c)	Floating rate - Rate shown was the rate in effect as of July 31, 2014.
(d)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the weighted average interest rate of all contracts within the floating rate loan facility as of July 31, 2014.
(e)	Illiquid security - The total market value of this security as of July 31, 2014, was $625,698, which represented 0.2% of the Fund's net assets.
(f)	Restricted security.
(g)	Yankee Bond - Dollar-denominated bond issued in the United States by a foreign bank or corporation.
(h)	As of July 31, 2014, cost was $376,308,953 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$2,640,539
Gross unrealized depreciation	(3,763,572)
Net unrealized depreciation	$(1,123,033)

The following is a summary of the fair valuations according to the inputs used as of July 31, 2014, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Convertible Bond	$—	$665,032	$—	$665,032
Corporate Bonds	—	340,786,315	—	340,786,315
Loan Assignments (b)	—	16,261,165	5,660,792	21,921,957
Yankee Bond	—	453,050	—	453,050
Total Long-Term Bonds	—	358,165,562	5,660,792	363,826,354
Short-Term Investment
Repurchase Agreement	—	11,359,566	—	11,359,566
Total Investments in Securities	$—	$369,525,128	$5,660,792	$375,185,920

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $2,090,925, $3,418,742 and $151,125 are held in Auto Parts & Equipment, Distribution & Wholesale and Lodging, respectively, within Loan Assignments whose values were obtained from an independent pricing service which used a single broker quote to measure such value as referenced in the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales		Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of July 31, 2014
Loan Assignments
Auto Parts & Equipment	$-	$14,804	$(93)	$65,950	$2,080,808	$(70,544	)(a)	$-	$-	$2,090,925	$65,950
Distribution & Wholesale	-	(43)	18	(9,981)	3,436,438	(7,690	)(a)	-	-	3,418,742	(9,981)
Lodging	274,800	166	1	(4,113)	-	(119,729	)(a)	-	-	151,125	(2,776)
Total	$274,800	$14,927	$(74)	$51,856	$5,517,246	$(197,963)		$-	$-	$5,660,792	$53,193

(a) Sales include principal reductions.

As of July 31, 2014, the Fund held the following restricted security:

	Date of	Principal		7/31/14	Percent of
Security	Acquisition	Amount	Cost	Value	Net Assets

Neenah Foundry Co. Term Loan
6.75%, due 4/26/17	5/10/13	$629,633	$610,072	$625,698	0.2%

MainStay Short Term Bond Fund

Portfolio of Investments July 31, 2014 (Unaudited)

		Principal
		Amount	Value
	Long-Term Bonds 93.7%†
	Asset-Backed Security 1.0%
	Automobile 1.0%
	Hertz Vehicle Financing LLC Series 2009-2A, Class A2 5.29%, due 3/25/16 (a)	$700,000	$714,010

	Total Asset-Backed Security (Cost $727,594)		714,010

	Corporate Bonds 48.5%
	Agriculture 2.0%
¤	Japan Tobacco, Inc. 2.10%, due 7/23/18 (a)	1,070,000	1,079,914
	Reynolds American, Inc. 1.05%, due 10/30/15	420,000	420,008
			1,499,922
	Auto Manufacturers 0.5%
	Daimler Finance North America LLC 1.375%, due 8/1/17 (a)	380,000	379,013

	Banks 14.7%
	Bank of America Corp.
	2.00%, due 1/11/18	305,000	305,335
	5.42%, due 3/15/17	655,000	715,656
	Barclays Bank PLC 6.05%, due 12/4/17 (a)	665,000	748,531
	BB&T Corp. 1.60%, due 8/15/17	915,000	919,358
	Capital One Financial Corp. 3.50%, due 6/15/23	484,000	480,848
	Citigroup, Inc. 5.50%, due 2/15/17	645,000	706,496
	Discover Bank / Greenwood DE 2.00%, due 2/21/18	340,000	340,038
	Goldman Sachs Group, Inc. (The) 3.625%, due 2/7/16	975,000	1,013,773
	HSBC Bank PLC 1.50%, due 5/15/18 (a)	945,000	932,754
¤	JPMorgan Chase & Co. 3.45%, due 3/1/16	1,235,000	1,285,271
	Morgan Stanley 4.00%, due 7/24/15	895,000	924,148
¤	PNC Funding Corp. 3.625%, due 2/8/15	1,240,000	1,260,630
	Royal Bank of Scotland Group PLC 2.55%, due 9/18/15	565,000	575,688
	Wells Fargo & Co. 5.00%, due 11/15/14	780,000	789,840
			10,998,366
	Beverages 3.1%
	Coca-Cola Co. (The) 0.75%, due 3/13/15	785,000	787,409
	PepsiCo., Inc.
	0.75%, due 3/5/15	560,000	561,431
	0.80%, due 8/25/14	375,000	375,086
	SABMiller Holdings, Inc. 1.85%, due 1/15/15 (a)	585,000	588,564
			2,312,490
	Computers & Peripherals 1.1%
	Apple, Inc. 1.00%, due 5/3/18	875,000	855,470

	Diversified Financial Services 1.6%
¤	General Electric Capital Corp. 3.75%, due 11/14/14	1,220,000	1,231,445

	Electric 1.2%
	Dominion Gas Holdings LLC 1.05%, due 11/1/16 (a)	890,000	887,875

	Finance - Commercial 1.1%
	Caterpillar Financial Services Corp. 1.25%, due 11/6/17	790,000	784,890

	Finance - Consumer Loans 0.6%
	John Deere Capital Corp. 1.05%, due 10/11/16	440,000	441,773

	Finance - Other Services 1.4%
¤	Private Export Funding Corp. 1.375%, due 2/15/17	1,020,000	1,028,980

	Food 0.8%
	Kellogg Co. 1.125%, due 5/15/15	305,000	306,641
	Kraft Foods Group, Inc. 1.625%, due 6/4/15	290,000	292,646
			599,287
	Health Care - Products 0.6%
	Baxter International, Inc. 0.95%, due 6/1/16	440,000	440,966

	Health Care - Services 0.7%
	UnitedHealth Group, Inc. 0.85%, due 10/15/15	535,000	536,791

	Holding Company - Diversified 1.7%
¤	Hutchison Whampoa International, Ltd. 4.625%, due 9/11/15 (a)	1,195,000	1,243,092

	Insurance 0.4%
	Berkshire Hathaway Finance Corp. 0.95%, due 8/15/16	305,000	305,929

	Miscellaneous - Manufacturing 0.9%
	3M Co. 1.375%, due 9/29/16	660,000	669,656

	Oil & Gas 8.4%
	BP Capital Markets PLC 3.20%, due 3/11/16	385,000	400,548
¤	Chevron Corp.
	0.889%, due 6/24/16	1,365,000	1,370,894
	4.95%, due 3/3/19	445,000	503,363
	ConocoPhillips Co. 1.05%, due 12/15/17	455,000	449,875
	Petrobras Global Finance B.V. 2.00%, due 5/20/16	480,000	480,835
	PetroHawk Energy Corp. 7.25%, due 8/15/18	805,000	835,626
	Phillips 66 2.95%, due 5/1/17	285,000	297,263
	Shell International Finance B.V. 3.10%, due 6/28/15	665,000	681,932
¤	Total Capital S.A. 3.125%, due 10/2/15	1,235,000	1,271,689
			6,292,025
	Pharmaceuticals 2.2%
	Eli Lilly & Co. 1.95%, due 3/15/19	335,000	333,580
	Pfizer, Inc. 5.35%, due 3/15/15	750,000	772,289
	Sanofi 1.20%, due 9/30/14	510,000	510,747
			1,616,616
	Retail 1.3%
	Costco Wholesale Corp. 0.65%, due 12/7/15	940,000	943,031

	Software 2.1%
¤	Oracle Corp.
	1.20%, due 10/15/17	730,000	725,810
	5.75%, due 4/15/18	765,000	873,501
			1,599,311
	Telecommunications 2.1%
	Telefonica Emisiones SAU 4.949%, due 1/15/15	785,000	799,727
	Verizon Communications, Inc. 0.70%, due 11/2/15	800,000	800,807
			1,600,534
	Total Corporate Bonds (Cost $36,098,464)		36,267,462

	Mortgage-Backed Securities 1.7%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.7%
	Banc of America Commercial Mortgage, Inc. Series 2007-1, Class AAB 5.422%, due 1/15/49	381,900	381,969
	Bear Stearns Commercial Mortgage Securities Trust
	Series 2004-T16, Class A6 4.75%, due 2/13/46 (b)	55,394	55,438
	Series 2005-PW10, Class A4 5.405%, due 12/11/40 (b)	397,352	413,118
	LB-UBS Commercial Mortgage Trust Series 2004-C1, Class A4 4.568%, due 1/15/31	107,573	110,844
	RBSCF Trust Series 2010-MB1, Class A2 3.686%, due 4/15/24 (a)	317,290	320,592
	Total Mortgage-Backed Securities (Cost $1,341,573)		1,281,961

	U.S. Government & Federal Agencies 42.5%
	Federal Home Loan Bank 1.3%
	1.40%, due 6/12/18	1,010,000	997,914

	Federal Home Loan Mortgage Corporation 1.1%
	1.00%, due 8/20/14	825,000	825,347

	Federal National Mortgage Association (Mortgage Pass-Through Security) 0.1%
	4.50%, due 11/1/18	65,874	69,650

¤	United States Treasury Notes 40.0%
	0.25%, due 4/15/16	8,430,000	8,407,939
	0.375%, due 3/15/15	4,025,000	4,031,919
	0.375%, due 6/15/15	5,885,000	5,898,335
	0.50%, due 6/15/16	3,390,000	3,390,529
	0.625%, due 5/31/17	2,125,000	2,104,581
	0.875%, due 2/28/17	2,700,000	2,701,477
	1.00%, due 5/31/18	3,450,000	3,393,130
			29,927,910
	Total U.S. Government & Federal Agencies (Cost $31,809,398)		31,820,821
	Total Long-Term Bonds (Cost $69,977,029)		70,084,254

	Short-Term Investment 11.0%
	Repurchase Agreement 11.0%
	State Street Bank and Trust Co. 0.00%, dated 7/31/14 due 8/1/14 Proceeds at Maturity $8,266,487 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.06% and a maturity date of 10/17/22, with a Principal Amount of $8,985,000 and a Market Value of $8,434,318)	8,266,487	8,266,487

	Total Short-Term Investment (Cost $8,266,487)		8,266,487

	Total Investments (Cost $78,243,516) (c)	104.7%	78,350,741
	Other Assets, Less Liabilities	(4.7)	(3,528,298)
	Net Assets	100.0%	$74,822,443

¤	Among the Fund's 10 largest issuers held, as of July 31, 2014, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of July 31, 2014.
(c)	As of July 31, 2014, cost was $78,243,516 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$323,400
Gross unrealized depreciation	(216,175)
Net unrealized appreciation	$107,225

The following is a summary of the fair valuations according to the inputs used as of July 31, 2014, for valuing the Fund's assets.

Asset Valuation Inputs

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Security	$—	$714,010	$—	$714,010
Corporate Bonds	—	36,267,462	—	36,267,462
Mortgage-Backed Securities	—	1,281,961	—	1,281,961
U.S. Government & Federal Agencies	—	31,820,821	—	31,820,821
Total Long-Term Bonds	—	70,084,254	—	70,084,254
Short-Term Investment
Repurchase Agreement	—	8,266,487	—	8,266,487
Total Investments in Securities	$—	$78,350,741	$—	$78,350,741

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2014, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Total Return Bond Fund
Portfolio of Investments July 31, 2014 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 93.6%†
	Asset-Backed Security 0.1%
	Utilities 0.1%
	Atlantic City Electric Transition Funding LLC Series 2002-1, Class A4 5.55%, due 10/20/23	$675,000	$761,869

	Total Asset-Backed Security (Cost $674,804)		761,869

	Corporate Bonds 58.3%
	Agriculture 1.4%
	Altria Group, Inc. 9.25%, due 8/6/19	308,000	403,730
	Bunge, Ltd. Finance Corp. 4.10%, due 3/15/16	2,200,000	2,302,986
	Cargill, Inc.
	4.307%, due 5/14/21 (a)	3,000,000	3,271,878
	6.00%, due 11/27/17 (a)	1,050,000	1,190,216
	7.35%, due 3/6/19 (a)	540,000	645,324
	Lorillard Tobacco Co. 8.125%, due 6/23/19	720,000	897,304
	Philip Morris International, Inc. 4.375%, due 11/15/41	3,175,000	3,146,314
			11,857,752
	Auto Manufacturers 0.7%
	Ford Motor Co.
	7.45%, due 7/16/31	2,095,000	2,776,977
	9.215%, due 9/15/21	2,355,000	3,143,652
			5,920,629
	Auto Parts & Equipment 0.2%
	Continental Rubber of America Corp. 4.50%, due 9/15/19 (a)	600,000	633,230
	Schaeffler Finance B.V. 7.75%, due 2/15/17 (a)	885,000	986,775
			1,620,005
	Banks 7.4%
¤	AgriBank FCB 9.125%, due 7/15/19	5,795,000	7,391,146
	Banco Santander Mexico S.A. 4.125%, due 11/9/22 (a)	4,120,000	4,175,620
	Bank of America Corp.
	3.30%, due 1/11/23	680,000	664,488
	5.125%, due 12/29/49 (b)	3,490,000	3,426,255
	5.70%, due 1/24/22	415,000	477,314
	BBVA Bancomer S.A. 6.75%, due 9/30/22 (a)	3,025,000	3,433,375
	CIT Group, Inc. 6.625%, due 4/1/18 (a)	3,835,000	4,228,087
¤	Citigroup, Inc.
	4.05%, due 7/30/22	580,000	590,865
	5.875%, due 1/30/42	2,020,000	2,405,660
	6.125%, due 8/25/36	4,579,000	5,267,778
	Discover Bank
	7.00%, due 4/15/20	2,100,000	2,510,279
	8.70%, due 11/18/19	474,000	597,005
	Goldman Sachs Group, Inc. (The)
	3.625%, due 1/22/23	2,850,000	2,831,276
	5.95%, due 1/18/18	1,000,000	1,127,335
	JPMorgan Chase & Co.
	5.15%, due 10/1/15	1,000,000	1,049,232
	7.90%, due 4/29/49 (b)	3,750,000	4,129,687
	Mellon Capital III 6.369%, due 9/5/66 (b)	£2,500,000	4,431,786
¤	Morgan Stanley
	4.875%, due 11/1/22	$3,945,000	4,200,411
	5.00%, due 11/24/25	4,535,000	4,826,573
	6.00%, due 4/28/15	300,000	311,316
	Regions Bank
	6.45%, due 6/26/37	1,985,000	2,346,806
	7.50%, due 5/15/18	1,985,000	2,343,144
			62,765,438
	Beverages 0.8%
	Anheuser-Busch InBev Worldwide, Inc. 7.75%, due 1/15/19	2,000,000	2,458,768
	Constellation Brands, Inc. 7.25%, due 9/1/16	1,723,000	1,882,378
	Embotelladora Andina S.A. 5.00%, due 10/1/23 (a)	2,450,000	2,584,980
			6,926,126
	Building Materials 0.5%
	Building Materials Corporation of America
	6.75%, due 5/1/21 (a)	2,105,000	2,244,456
	6.875%, due 8/15/18 (a)	1,640,000	1,697,400
			3,941,856
	Chemicals 0.5%
	CF Industries, Inc. 3.45%, due 6/1/23	4,130,000	4,069,244

	Coal 0.1%
	CONSOL Energy, Inc. 6.375%, due 3/1/21	515,000	540,750
	Peabody Energy Corp. 7.375%, due 11/1/16	441,000	471,870
			1,012,620
	Commercial Services 1.6%
	Hertz Corp. (The)
	6.75%, due 4/15/19	2,895,000	3,025,275
	7.375%, due 1/15/21	1,655,000	1,770,850
	Iron Mountain, Inc. 5.75%, due 8/15/24	4,975,000	4,975,000
	Quebecor World, Inc. (Litigation Recovery Trust - Escrow Shares) 9.75%, due 8/1/49 (c)(d)(e)(f)	15,000	221
	United Rentals North America, Inc. 7.625%, due 4/15/22	3,750,000	4,134,374
			13,905,720
	Computers 0.9%
	Hewlett-Packard Co. 2.65%, due 6/1/16	3,435,000	3,530,249
	NCR Corp. 5.00%, due 7/15/22	4,150,000	4,098,125
			7,628,374
	Diversified Financial Services 0.8%
	Alterra Finance LLC 6.25%, due 9/30/20	2,900,000	3,345,388
	General Electric Capital Corp. 5.40%, due 2/15/17	2,985,000	3,293,135
			6,638,523
	Electric 2.5%
	Abu Dhabi National Energy Co. 6.25%, due 9/16/19 (a)	185,000	219,225
	AES Corp. (The) 7.75%, due 10/15/15	349,000	372,558
	Calpine Corp. 5.75%, due 1/15/25	3,345,000	3,269,737
	Duquesne Light Holdings, Inc. 5.90%, due 12/1/21 (a)	3,000,000	3,485,322
	IPALCO Enterprises, Inc.
	5.00%, due 5/1/18	1,000,000	1,052,500
	7.25%, due 4/1/16 (a)	1,605,000	1,709,325
	N.V. Energy, Inc. 6.25%, due 11/15/20	5,000,000	5,921,205
	PPL WEM Holdings PLC 3.90%, due 5/1/16 (a)	950,000	991,781
	Public Service Co. of New Mexico 7.95%, due 5/15/18	604,000	724,669
	Puget Energy, Inc. 6.50%, due 12/15/20	3,155,000	3,752,475
			21,498,797
	Engineering & Construction 0.4%
	MasTec, Inc. 4.875%, due 3/15/23	3,605,000	3,537,406

	Finance - Auto Loans 0.7%
	Ally Financial, Inc.
	4.625%, due 6/26/15	527,000	536,222
	5.50%, due 2/15/17	722,000	768,930
	6.25%, due 12/1/17	53,000	57,505
	7.50%, due 9/15/20	295,000	339,988
	Ford Motor Credit Co. LLC
	8.125%, due 1/15/20	2,580,000	3,262,294
	12.00%, due 5/15/15	1,000,000	1,089,073
			6,054,012
	Finance - Consumer Loans 0.5%
	Navient LLC 6.00%, due 1/25/17	3,935,000	4,200,612

	Finance - Credit Card 0.5%
	Capital One Bank USA NA 3.375%, due 2/15/23	3,046,000	2,981,559
	Discover Financial Services 3.85%, due 11/21/22	1,526,000	1,542,589
			4,524,148
	Finance - Investment Banker/Broker 0.6%
	Bear Stearns Cos. LLC (The) 7.25%, due 2/1/18	275,000	324,167
	Jefferies Group LLC
	5.125%, due 1/20/23	1,190,000	1,269,755
	6.45%, due 6/8/27	1,960,000	2,207,548
	8.50%, due 7/15/19	800,000	999,480
			4,800,950
	Finance - Leasing Companies 0.3%
	International Lease Finance Corp. 5.75%, due 5/15/16	2,070,000	2,165,738

	Finance - Mortgage Loan/Banker 1.1%
¤	Countrywide Financial Corp. 6.25%, due 5/15/16	8,615,000	9,354,133

	Finance - Other Services 0.5%
	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp.
	5.875%, due 2/1/22	555,000	565,753
	6.00%, due 8/1/20	3,615,000	3,768,638
			4,334,391
	Food 1.0%
	Aramark Services, Inc. 5.75%, due 3/15/20	4,215,000	4,341,450
	Kerry Group Financial Services 3.20%, due 4/9/23 (a)	4,375,000	4,211,847
			8,553,297
	Forest Products & Paper 0.0%‡
	Georgia-Pacific LLC 8.875%, due 5/15/31	50,000	74,704

	Health Care - Services 2.2%
	CHS / Community Health Systems, Inc. 7.125%, due 7/15/20	3,750,000	4,003,125
	DaVita HealthCare Partners, Inc. 5.75%, due 8/15/22	3,950,000	4,167,250
	Fresenius Medical Care U.S. Finance II, Inc. 5.625%, due 7/31/19 (a)	2,690,000	2,864,850
	Fresenius Medical Care U.S. Finance, Inc.
	5.75%, due 2/15/21 (a)	825,000	888,938
	6.50%, due 9/15/18 (a)	65,000	72,150
	6.875%, due 7/15/17	1,250,000	1,390,625
	Health Care Service Corp. 4.70%, due 1/15/21 (a)	1,500,000	1,634,073
	Roche Holdings, Inc. 6.00%, due 3/1/19 (a)	1,222,000	1,426,588
	WellPoint, Inc. 5.25%, due 1/15/16	1,895,000	2,016,900
			18,464,499
	Home Builders 2.0%
	KB Home 7.25%, due 6/15/18	6,450,000	7,095,000
	NVR, Inc. 3.95%, due 9/15/22	6,420,000	6,451,933
	Weyerhaeuser Real Estate Co. 5.875%, due 6/15/24 (a)	3,180,000	3,227,700
			16,774,633
	Household Products & Wares 0.6%
	Tupperware Brands Corp. 4.75%, due 6/1/21	4,785,000	5,102,332

	Insurance 5.5%
	American International Group, Inc. Series A2 5.75%, due 3/15/67 (b)	£2,750,000	4,828,536
	Genworth Financial, Inc. 8.625%, due 12/15/16	$4,300,000	5,002,706
	Hartford Financial Services Group, Inc.
	6.00%, due 1/15/19	600,000	689,534
	6.10%, due 10/1/41	4,495,000	5,581,136
	Liberty Mutual Group, Inc.
	4.25%, due 6/15/23 (a)	2,020,000	2,077,152
	6.50%, due 3/15/35 (a)	335,000	411,397
	6.50%, due 5/1/42 (a)	3,675,000	4,565,486
	Markel Corp. 3.625%, due 3/30/23	1,640,000	1,627,784
	Protective Life Corp. 8.45%, due 10/15/39	2,170,000	3,169,161
¤	Prudential Financial, Inc. 7.375%, due 6/15/19	6,550,000	8,024,123
	St. Paul Travelers Cos., Inc. (The) 6.25%, due 6/20/16	1,200,000	1,320,300
	Unum Group 7.125%, due 9/30/16	750,000	845,290
	Voya Financial, Inc. 2.90%, due 2/15/18	4,100,000	4,224,144
	XL Group PLC 6.50%, due 12/29/49 (b)	4,475,000	4,385,500
			46,752,249
	Iron & Steel 1.4%
	Cliffs Natural Resources, Inc. 4.875%, due 4/1/21	4,380,000	4,289,395
	United States Steel Corp. 7.50%, due 3/15/22	3,600,000	3,906,000
	Vale S.A. 5.625%, due 9/11/42	3,970,000	3,898,262
			12,093,657
	Lodging 0.9%
	Caesars Entertainment Operating Co., Inc. 9.00%, due 2/15/20	3,805,000	3,148,638
	Wyndham Worldwide Corp.
	2.50%, due 3/1/18	1,735,000	1,753,172
	4.25%, due 3/1/22	2,370,000	2,413,949
			7,315,759
	Media 2.1%
	Clear Channel Worldwide Holdings, Inc.
	Series B 6.50%, due 11/15/22	670,000	703,500
	Series B 7.625%, due 3/15/20	3,450,000	3,622,500
	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 3.50%, due 3/1/16	5,000,000	5,204,220
	DISH DBS Corp.
	4.625%, due 7/15/17	600,000	624,000
	7.125%, due 2/1/16	955,000	1,017,075
	NBC Universal Media LLC 5.15%, due 4/30/20	2,900,000	3,298,790
	Time Warner, Inc. 7.70%, due 5/1/32	1,980,000	2,723,924
	Videotron, Ltd. 6.375%, due 12/15/15	542,000	543,355
			17,737,364
	Mining 1.3%
	Anglo American Capital PLC 9.375%, due 4/8/19 (a)	4,880,000	6,240,349
	Vedanta Resources PLC 7.125%, due 5/31/23 (a)	4,270,000	4,510,187
			10,750,536
	Miscellaneous - Manufacturing 0.4%
	Siemens Financieringsmaatschappij N.V. 6.125%, due 8/17/26 (a)	265,000	327,784
	Tyco Electronics Group S.A. 6.55%, due 10/1/17	2,945,000	3,384,482
			3,712,266
	Oil & Gas 5.7%
	Chesapeake Energy Corp.
	6.50%, due 8/15/17	192,000	207,360
	6.625%, due 8/15/20	3,325,000	3,705,297
	Citgo Petroleum Corp. 6.25%, due 8/15/22 (a)	2,920,000	3,007,600
	CNOOC Finance 2011, Ltd. 4.25%, due 1/26/21 (a)	5,490,000	5,796,946
	Concho Resources, Inc. 5.50%, due 4/1/23	4,150,000	4,295,250
	ENI S.p.A. 4.15%, due 10/1/20 (a)	2,900,000	3,066,588
	Gazprom OAO Via Gaz Capital S.A. 4.95%, due 7/19/22 (a)	3,800,000	3,597,460
	Marathon Petroleum Corp. 6.50%, due 3/1/41	3,480,000	4,223,989
	PetroHawk Energy Corp.
	6.25%, due 6/1/19	850,000	914,647
	7.25%, due 8/15/18	2,000,000	2,076,088
	Plains Exploration & Production Co.
	6.75%, due 2/1/22	2,317,000	2,618,210
	7.625%, due 4/1/20	500,000	540,000
	Rosneft Finance S.A. 7.25%, due 2/2/20 (a)	2,770,000	2,922,350
	Samson Investment Co. 10.75%, due 2/15/20 (a)	3,245,000	3,285,562
	SM Energy Co. 5.00%, due 1/15/24	4,000,000	3,940,000
	Whiting Petroleum Corp. 5.00%, due 3/15/19	4,100,000	4,294,750
			48,492,097
	Pharmaceuticals 0.4%
	Mylan, Inc. 7.875%, due 7/15/20 (a)	575,000	632,353
	Zoetis, Inc. 4.70%, due 2/1/43	2,745,000	2,759,044
			3,391,397
	Pipelines 3.9%
	Access Midstream Partners, L.P. / ACMP Finance Corp. 4.875%, due 5/15/23	2,900,000	2,987,000
	Copano Energy LLC / Copano Energy Finance Corp. 7.125%, due 4/1/21	408,000	459,537
	Energy Transfer Equity, L.P. 5.875%, due 1/15/24 (a)	3,010,000	3,070,200
¤	Energy Transfer Partners, L.P.
	5.20%, due 2/1/22	3,500,000	3,852,810
	6.05%, due 6/1/41	1,310,000	1,462,417
	9.70%, due 3/15/19	2,000,000	2,597,212
	Enlink Midstream Partners, L.P. 5.60%, due 4/1/44	3,975,000	4,399,419
	Kinder Morgan Energy Partners, L.P. 6.375%, due 3/1/41	2,385,000	2,754,892
	Kinder Morgan Finance Co. LLC 6.00%, due 1/15/18 (a)	3,720,000	4,026,900
	ONEOK, Inc. 6.00%, due 6/15/35	1,425,000	1,442,220
	Panhandle Eastern Pipe Line Co., L.P. 8.125%, due 6/1/19	600,000	733,843
	Spectra Energy Partners, L.P. 4.75%, due 3/15/24	5,137,000	5,515,890
			33,302,340
	Real Estate Investment Trusts 1.4%
	Alexandria Real Estate Equities, Inc. 4.60%, due 4/1/22	3,325,000	3,500,543
	Health Care REIT, Inc. 5.25%, due 1/15/22	3,000,000	3,333,909
	Ventas Realty, L.P. / Ventas Capital Corp. 4.00%, due 4/30/19	4,290,000	4,590,356
	Weyerhaeuser Co. 7.375%, due 10/1/19	131,000	159,533
			11,584,341
	Retail 1.6%
	CVS Caremark Corp. 5.789%, due 1/10/26 (a)(d)	76,525	85,779
	L Brands, Inc. 8.50%, due 6/15/19	127,000	153,035
	Macy's Retail Holdings, Inc. 6.90%, due 4/1/29	1,988,000	2,502,930
	Nordstrom, Inc. 5.00%, due 1/15/44	2,643,000	2,900,148
	O'Reilly Automotive, Inc. 4.625%, due 9/15/21	3,955,000	4,295,672
	QVC, Inc.
	3.125%, due 4/1/19	1,550,000	1,566,622
	4.85%, due 4/1/24	1,550,000	1,610,982
			13,115,168
	Savings & Loans 0.2%
	Amsouth Bank 5.20%, due 4/1/15	1,435,000	1,474,494

	Semiconductors 0.5%
	Freescale Semiconductor, Inc. 5.00%, due 5/15/21 (a)	3,860,000	3,840,700

	Telecommunications 3.5%
	American Tower Corp. 4.50%, due 1/15/18	2,750,000	2,973,262
	Corning, Inc. 6.625%, due 5/15/19	500,000	597,379
	Crown Castle International Corp. 5.25%, due 1/15/23	126,000	127,260
	Crown Castle Towers LLC 5.495%, due 1/15/37 (a)	3,578,000	3,852,662
	Hughes Satellite Systems Corp. 6.50%, due 6/15/19	1,051,000	1,160,041
	SBA Telecommunications, Inc. 8.25%, due 8/15/19	696,000	725,789
	SBA Tower Trust 2.933%, due 12/15/42 (a)	3,225,000	3,275,484
	Sprint Capital Corp.
	6.875%, due 11/15/28	755,000	736,125
	8.75%, due 3/15/32	500,000	555,000
	Telecom Italia Capital S.A. 7.721%, due 6/4/38	480,000	537,600
	Telefonica Emisiones SAU
	4.57%, due 4/27/23	5,110,000	5,397,340
	5.462%, due 2/16/21	785,000	883,670
	Verizon Communications, Inc.
	3.45%, due 3/15/21	785,000	801,052
	5.15%, due 9/15/23	4,680,000	5,179,244
	6.55%, due 9/15/43	845,000	1,061,194
	Virgin Media Finance PLC 8.375%, due 10/15/19	312,000	327,210
	Virgin Media Secured Finance PLC 5.25%, due 1/15/21	1,160,000	1,174,500
			29,364,812
	Textiles 0.7%
	Cintas Corp. No 2 2.85%, due 6/1/16	5,480,000	5,656,703

	Toys, Games & Hobbies 0.5%
	Hasbro, Inc. 5.10%, due 5/15/44	4,045,000	4,187,712

	Trucking & Leasing 0.5%
	Penske Truck Leasing Co., L.P. / PTL Finance Corp. 3.75%, due 5/11/17 (a)	4,398,000	4,652,002

	Total Corporate Bonds (Cost $469,780,453)		493,149,536

	Mortgage-Backed Securities 5.1%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 5.1%
	Banc of America Commercial Mortgage Trust Series 2007-2, Class A4 5.78%, due 4/10/49 (g)	2,560,000	2,793,321
	Bayview Commercial Asset Trust Series 2006-4A, Class A1 0.385%, due 12/25/36 (a)(b)	127,761	115,838
	Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW16, Class A4 5.707%, due 6/11/40 (g)	2,270,000	2,511,837
	CD 2006-CD3 Mortgage Trust Series 2006-CD3, Class A5 5.617%, due 10/15/48	3,312,055	3,533,992
	CFCRE Commercial Mortgage Trust Series 2011-C1, Class A2 3.759%, due 4/15/44 (a)	1,340,000	1,391,326
	Citigroup Commercial Mortgage Trust Series 2008-C7, Class A4 6.339%, due 12/10/49 (g)	1,300,000	1,444,505
	Commercial Mortgage Loan Trust Series 2008-LS1, Class A4B 6.212%, due 12/10/49 (g)	4,926,000	5,388,428
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (a)	2,470,000	2,803,848
	Greenwich Capital Commercial Funding Corp. Series 2005-GG5, Class A5 5.224%, due 4/10/37 (g)	2,960,000	3,057,159
	GS Mortgage Securities Corp. II
	Series 2006-GG6, Class A4 5.553%, due 4/10/38 (b)	2,919,880	3,059,325
	Series 2007-GG10, Class A4 5.803%, due 8/10/45 (g)	2,809,435	3,096,789
	JP Morgan Chase Commercial Mortgage Securities Corp.
	Series 2007-LDPX, Class A3 5.42%, due 1/15/49	3,378,006	3,666,498
	Series 2007-CB18, Class A4 5.44%, due 6/12/47	2,224,681	2,412,424
	LB-UBS Commercial Mortgage Trust Series 2007-C6, Class A4 5.858%, due 7/15/40 (b)	1,583,687	1,688,050
	Morgan Stanley Capital I, Trust Series 2007-IQ15, Class A4 5.909%, due 6/11/49 (g)	2,523,432	2,797,719
	Timberstar Trust Series 2006-1, Class A 5.668%, due 10/15/36 (a)	160,000	173,262
	Wachovia Bank Commercial Mortgage Trust Series 2007-C33, Class A4 5.941%, due 2/15/51 (g)	3,065,000	3,327,723
			43,262,044
	Residential Mortgage (Collateralized Mortgage Obligation) 0.0%‡
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 0.58%, due 2/25/42 (a)(b)(d)(e)	345,968	287,153
	Total Mortgage-Backed Securities (Cost $39,208,874)		43,549,197

	U.S. Government & Federal Agencies 29.2%
	Fannie Mae (Collateralized Mortgage Obligation) 0.0%‡
	Series 1991-66, Class J 8.125%, due 6/25/21	284	319

¤	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 7.5%
	2.375%, due 6/1/35 (b)	138,684	147,655
	3.50%, due 5/1/43	3,908,810	3,983,797
	4.00%, due 8/1/31	3,057,765	3,252,489
	4.00%, due 1/1/41	3,235,221	3,419,420
	4.00%, due 2/1/41	5,973,714	6,300,471
	4.00%, due 1/1/42	18,472,131	19,507,999
	4.00%, due 6/1/42	6,665,339	6,997,918
	4.50%, due 9/1/39	472,573	516,763
	4.50%, due 1/1/40	3,635,273	3,957,303
	4.50%, due 12/1/40	2,373,297	2,595,229
	4.50%, due 5/1/41	2,442,046	2,646,555
	4.50%, due 6/1/41	2,389,703	2,589,045
	4.50%, due 8/1/41	5,125,857	5,541,205
	5.00%, due 8/1/33	324,801	357,974
	5.50%, due 1/1/21	120,926	131,313
	5.50%, due 2/1/33	118,235	131,813
	5.50%, due 7/1/34	325,913	364,730
	5.50%, due 4/1/37	19,170	21,192
	5.50%, due 5/1/37	13,005	14,362
	5.50%, due 7/1/37	66,297	73,213
	5.50%, due 1/1/38	95,264	106,765
	6.00%, due 2/1/27	76,373	85,678
	6.00%, due 3/1/36	118,729	133,839
	6.50%, due 4/1/37	166,499	187,643
			63,064,371
¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 14.5%
	3.50%, due 2/1/41	9,259,905	9,444,064
	3.50%, due 3/1/41	859,395	876,487
	3.50%, due 11/1/41	2,939,411	3,006,266
	3.50%, due 1/1/42	2,368,698	2,424,043
	3.50%, due 3/1/42	8,270,693	8,435,534
	3.50%, due 10/1/42	4,043,856	4,103,268
	3.50%, due 2/1/43	3,974,379	4,053,421
	3.50%, due 3/1/43	7,129,674	7,234,441
	3.50%, due 5/1/43	3,736,341	3,810,649
	3.50%, due 6/1/43	1,075,673	1,091,482
	4.00%, due 9/1/31	2,395,599	2,554,749
	4.00%, due 11/1/40	1,529,236	1,618,297
	4.00%, due 1/1/41	4,338,966	4,586,594
	4.00%, due 2/1/41	345,862	365,590
	4.00%, due 3/1/41	4,059,305	4,295,538
	4.00%, due 10/1/41	5,325,190	5,636,212
	4.00%, due 2/1/42	3,261,879	3,435,852
	4.00%, due 3/1/42	3,820,145	4,032,770
	4.00%, due 7/1/42	3,061,065	3,229,631
	4.00%, due 9/1/42	5,327,003	5,597,265
	4.50%, due 4/1/18	43,374	45,844
	4.50%, due 7/1/18	235,344	248,825
	4.50%, due 11/1/18	292,694	309,472
	4.50%, due 6/1/23	299,778	322,498
	4.50%, due 6/1/39	5,556,827	6,063,345
	4.50%, due 8/1/39	5,420,622	5,925,680
	4.50%, due 9/1/39	1,041,956	1,138,779
	4.50%, due 7/1/41	4,990,596	5,432,965
	4.50%, due 8/1/41	2,867,906	3,121,510
	5.00%, due 9/1/17	85,515	90,270
	5.00%, due 9/1/20	48,737	51,821
	5.00%, due 10/1/20	110,295	118,487
	5.00%, due 12/1/20	194,031	207,516
	5.00%, due 7/1/33	640,945	709,030
	5.00%, due 10/1/33	267,399	295,575
	5.00%, due 5/1/35	1,537,867	1,699,251
	5.00%, due 6/1/35	2,729,381	3,015,456
	5.00%, due 7/1/35	276,755	305,865
	5.00%, due 1/1/36	324,949	359,025
	5.00%, due 2/1/36	2,409,946	2,662,595
	5.00%, due 5/1/36	881,984	974,258
	5.00%, due 9/1/36	236,156	261,021
	5.50%, due 2/1/17	48,995	51,958
	5.50%, due 6/1/21	229,817	251,157
	5.50%, due 6/1/33	1,494,964	1,673,270
	5.50%, due 11/1/33	233,884	261,827
	5.50%, due 12/1/33	177,842	199,305
	5.50%, due 4/1/34	636,903	713,549
	5.50%, due 5/1/34	830,544	929,996
	5.50%, due 6/1/34	217,490	243,973
	5.50%, due 3/1/35	309,581	345,590
	5.50%, due 4/1/36	608,455	675,694
	5.50%, due 12/1/36	161,450	179,047
	5.50%, due 1/1/37	634,031	716,043
	5.50%, due 4/1/37	431,926	478,628
	5.50%, due 7/1/37	668,948	755,989
	5.50%, due 8/1/37	207,427	231,378
	5.50%, due 9/1/37	5,456	6,044
	6.00%, due 8/1/17	11,280	11,732
	6.00%, due 1/1/33	97,308	110,276
	6.00%, due 3/1/33	98,533	111,591
	6.00%, due 8/1/34	3,758	4,253
	6.00%, due 9/1/35	251,451	286,667
	6.00%, due 6/1/36	88,941	100,014
	6.00%, due 12/1/36	168,999	191,052
	6.00%, due 4/1/37	89,650	97,526
	6.00%, due 9/1/37	31,820	35,690
	6.00%, due 10/1/37	326,335	355,247
	6.00%, due 11/1/37	30,625	34,384
	6.00%, due 1/1/38	3,444	3,863
	6.00%, due 11/1/38	197,504	221,525
	6.50%, due 6/1/31	35,492	40,280
	6.50%, due 8/1/31	18,064	20,408
	6.50%, due 10/1/31	15,155	17,338
	6.50%, due 6/1/32	34,061	38,569
	6.50%, due 6/1/36	9,906	11,134
	6.50%, due 7/1/36	27,303	30,791
	6.50%, due 8/1/36	3,132	3,517
	6.50%, due 11/1/36	118,261	132,806
	6.50%, due 2/1/37	41,329	46,412
	6.50%, due 7/1/37	9,026	10,200
	6.50%, due 8/1/37	30,027	34,269
	6.50%, due 9/1/37	110,051	123,585
	6.50%, due 3/1/38	112,810	126,684
			123,104,502
	Freddie Mac (Collateralized Mortgage Obligations) 0.1%
	Series 2690, Class PG 5.00%, due 4/15/32	230,853	234,848
	Series 3113, Class QD 5.00%, due 6/15/34	214,704	216,523
			451,371
	Government National Mortgage Association (Mortgage Pass-Through Securities) 0.1%
	4.00%, due 11/20/40	739,752	785,951
	6.00%, due 2/15/29	20,753	23,709
	6.00%, due 4/15/29	88,258	102,021
	6.00%, due 8/15/32	178,515	206,382
	6.50%, due 7/15/28	22,452	26,083
	6.50%, due 5/15/29	12,396	14,394
			1,158,540
¤	United States Treasury Bonds 3.4%
	2.875%, due 5/15/43	25,641,000	23,557,669
	5.375%, due 2/15/31	2,525,000	3,312,090
	6.25%, due 5/15/30	1,240,000	1,758,475
			28,628,234
¤	United States Treasury Notes 3.5%
	0.875%, due 9/15/16	1,815,000	1,824,358
	1.25%, due 10/31/18	12,915,000	12,737,419
	1.375%, due 9/30/18	1,700,000	1,687,382
	2.50%, due 5/15/24	13,795,000	13,728,177
			29,977,336
	United States Treasury Strip Principal 0.1%
	(zero coupon), due 8/15/23	820,000	652,238

	Total U.S. Government & Federal Agencies (Cost $244,242,472)		247,036,911

	Yankee Bonds 0.9% (h)
	Banks 0.5%
	Royal Bank of Scotland Group PLC 5.125%, due 5/28/24	3,700,000	3,699,430

	Insurance 0.4%
	Validus Holdings, Ltd. 8.875%, due 1/26/40	2,570,000	3,636,203
	Total Yankee Bonds (Cost $7,152,939)		7,335,633

	Total Long-Term Bonds (Cost $761,059,542)		791,833,146

	Shares
Common Stock 0.0%‡
Media 0.0%‡
ION Media Networks, Inc. (d)(e)(f)	2	757

Total Common Stock (Cost $4)		757

	Principal Amount
Short-Term Investment 4.8%
Repurchase Agreement 4.8%
State Street Bank and Trust Co. 0.00%, dated 7/31/14 due 8/1/14 Proceeds at Maturity $40,579,447 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.00% and a maturity date of 11/2/22, with a Principal Amount of $44,405,000 and a Market Value of $41,391,410)	$40,579,447	40,579,447
Total Short-Term Investment (Cost $40,579,447)		40,579,447
Total Investments (Cost $801,638,993) (k)	98.4%	832,413,350
Other Assets, Less Liabilities	1.6	13,328,374
Net Assets	100.0%	$845,741,724

	Contracts Long	Unrealized Appreciation (Depreciation)(i)
Futures Contracts 0.2%

United States Treasury Bond Ultra Long September 2014 (j)	79	$172,643
Total Futures Contracts Long (Notional Amount $11,916,656)		172,643

	Contracts Short

United States Treasury Notes September 2014 (2 Year) (j)	(1,301)	325,842
United States Treasury Notes September 2014 (5 Year) (j)	(741)	601,957
United States Treasury Notes September 2014 (10 Year) (j)	(789)	442,116
Total Futures Contracts Short (Notional Amount $471,842,088)		1,369,915
Total Futures Contracts (Notional Amount $459,925,432)		$1,542,558

¤	Among the Fund's 10 largest holdings, as of July 31, 2014, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of July 31, 2014.
(c)	Non-income producing security.
(d)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2014, the total market value of fair valued security was $373,910, which represented less than one-tenth of a percent of the Fund's net assets.
(e)	Illiquid security - The total market value of these securities as of July 31, 2014, was $288,131, which represented less than one-tenth of a percent of the Fund's net assets.
(f)	Restricted security.
(g)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of July 31, 2014.
(h)	Yankee Bond - Dollar-denominated bond issued in the United States by a foreign bank or corporation.
(i)	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2014.
(j)	As of July 31, 2014, cash in the amount of $2,013,013 was on deposit with the broker for futures transactions.
(k)	As of July 31, 2014, cost was $801,947,287 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$36,673,326
Gross unrealized depreciation	(6,207,263)
Net unrealized appreciation	$30,466,063

As of July 31, 2014, the Fund held the following foreign currency forward contracts:

Foreign Currency Buy Contracts	Expiration Date	Counterparty	Contract Amount Purchased		Contract Amount Sold		Unrealized Appreciation (Depreciation)

Euro vs. U.S. Dollar	9/18/14	JPMorgan Chase Bank N.A.	USD	2,848,582	EUR	2,095,000	USD	42,871
Pound Sterling vs. U.S. Dollar	9/18/14	JPMorgan Chase Bank N.A.	USD	9,877,009	GBP	5,771,000		137,393
Net unrealized appreciation (depreciation) on foreign currency forward contracts							USD	180,264

The following is a summary of the fair valuations according to the inputs used as of July 31, 2014, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Security	$—	$761,869	$—	$761,869
Corporate Bonds (b)	—	493,063,536	86,000	493,149,536
Mortgage-Backed Securities (c)	—	43,262,044	287,153	43,549,197
U.S. Government & Federal Agencies	—	247,036,911	—	247,036,911
Yankee Bonds	—	7,335,633	—	7,335,633
Total Long-Term Bonds	—	791,459,993	373,153	791,833,146
Common Stock (d)	—	—	757	757
Short-Term Investment
Repurchase Agreement	—	40,579,447	—	40,579,447
Total Investments in Securities	—	832,039,440	373,910	832,413,350
Other Financial Instruments
Foreign Currency Forward Contract (e)	—	180,264	—	180,264
Futures Contracts Long (e)	172,643	—	—	172,643
Futures Contracts Short (e)	1,369,915	—	—	1,369,915
Total Other Financial Instruments	1,542,558	180,264	—	1,722,822
Total Investments in Securities and Other Financial Instruments	$1,542,558	$832,219,704	$373,910	$834,136,172

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $221and $85,779 are held in Commercial Services and Retail, respectively, within the Corporate Bonds section of the Portfolio of Investments.

(c)	The Level 3 security valued at $287,153 is held in Residential Mortgage (Collateralized Mortgage Obligation) within the Mortgage-Backed Securities section of the Portfolio of Investments.

(d)	The Level 3 security valued at $757 is held in Media within the Common Stocks section of the Portfolio of Investments.

(e)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2013		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2014
Long-Term Bonds
Corporate Bonds
Commercial Services	$221		$-	$-	$-	$-	$-	$-	$-	$221	$-
Oil & Gas	-		-	-	-	-	-	-	-	-	-
Retail	88,011		(78)	(80)	1,515	-	(3,589)	-	-	85,779	1,788
Mortgage-Backed Securities
Residential Mortgage (Collateralized Mortgage Obligation)	280,588		-	-	44,973	-	(38,408)	-	-	287,153	34,601
Common Stock
Media	-		-	-	753	4	-	-	-	757	-
Warrants
Media	0	(a)	-	-	4	-	(4)	-	-	-	-
Total	$368,820		$(78)	$(80)	$47,245	$4	$(42,001)	$-	$-	$373,910	$36,389

(a) Less than one dollar.

As of July 31, 2014, the Fund held the following restricted securities.

Security	Date(s) of Acquisition	Shares/ Principal Amount	Cost	7/31/14 Value	Percent of Net Assets
ION Media Networks, Inc.	3/12/10	2	$4	$757	0.0	%‡
Quebecor World, Inc. (Litigation Recovery Trust - Escrow Shares)
Corporate Bond 9.75%	9/3/09	15,000	—	221	0.0	‡
Total			$4	$978	0.0	%‡

‡ Less than one-tenth of a percent.

MainStay U.S. Equity Opportunities Fund
Portfolio of Investments July 31, 2014 (Unaudited)

		Shares	Value
	Common Stocks 129.5% †
	Aerospace & Defense 2.3%
	Boeing Co. (The) (a)	40,787	$4,914,018
	Engility Holdings, Inc. (b)	29,654	1,024,842
	Huntington Ingalls Industries, Inc.	13,143	1,194,962
	Raytheon Co.	3,400	308,618
	Spirit AeroSystems Holdings, Inc. Class A (b)	28,900	941,273
	Textron, Inc.	79,500	2,891,415
			11,275,128
	Airlines 1.2%
	Hawaiian Holdings, Inc. (b)	31,600	440,188
	Southwest Airlines Co.	68,400	1,934,352
	United Continental Holdings, Inc. (b)	76,301	3,539,603
			5,914,143
	Auto Components 0.8%
	Lear Corp.	31,000	2,919,270
	Tower International, Inc. (b)	24,000	756,000
			3,675,270
	Automobiles 1.0%
	Ford Motor Co.	15,746	267,997
	General Motors Co. (a)	121,728	4,116,841
	Tesla Motors, Inc. (b)	2,321	518,279
			4,903,117
	Banks 5.5%
	Banco Latinoamericano de Comercio Exterior S.A. Class E	41,700	1,238,073
	Bank of America Corp. (a)	389,083	5,933,516
	BB&T Corp.	7,000	259,140
	Citigroup, Inc. (a)	34,268	1,676,048
	Fifth Third Bancorp	15,500	317,440
	First Niagara Financial Group, Inc.	133,100	1,144,660
	First Republic Bank	37,369	1,745,879
¤	JPMorgan Chase & Co. (a)	128,519	7,411,691
	KeyCorp	151,181	2,046,991
	SunTrust Banks, Inc.	10,163	386,702
	SVB Financial Group (b)	8,600	937,572
	Wells Fargo & Co. (a)	79,167	4,029,600
			27,127,312
	Beverages 1.7%
	Coca-Cola Co. (The)	25,989	1,021,108
	Coca-Cola Enterprises, Inc.	31,300	1,422,585
	PepsiCo., Inc. (a)	67,284	5,927,720
			8,371,413
	Biotechnology 4.2%
	Acorda Therapeutics, Inc. (b)	41,200	1,205,924
	AMAG Pharmaceuticals, Inc. (b)	25,600	488,704
	Amgen, Inc. (a)	43,727	5,570,383
	Biogen Idec, Inc. (b)	5,000	1,671,950
	Celgene Corp. (b)	8,300	723,345
	CTI BioPharma Corp. (b)	8,000	20,720
	Cubist Pharmaceuticals, Inc. (b)	13,900	846,510
	Dyax Corp. (b)	66,500	626,430
	Emergent BioSolutions, Inc. (b)	52,000	1,144,000
	Gilead Sciences, Inc. (b)	26,900	2,462,695
	Momenta Pharmaceuticals, Inc. (b)	38,200	406,448
	PDL BioPharma, Inc.	116,500	1,092,770
	Repligen Corp. (b)	47,201	989,805
	Spectrum Pharmaceuticals, Inc. (b)	49,935	351,542
	United Therapeutics Corp. (b)	30,900	2,810,046
			20,411,272
	Capital Markets 2.8%
	Bank of New York Mellon Corp. (The) (a)	104,734	4,088,815
	Lazard, Ltd. Class A	53,840	2,815,832
	Legg Mason, Inc.	44,600	2,116,270
	LPL Financial Holdings, Inc.	7,492	355,720
	Raymond James Financial, Inc.	60,400	3,077,380
	State Street Corp.	14,727	1,037,370
			13,491,387
	Chemicals 1.9%
	Cabot Corp.	13,500	707,265
	Dow Chemical Co. (The) (a)	86,800	4,432,876
	LyondellBasell Industries, N.V. Class A (a)	40,893	4,344,881
			9,485,022
	Commercial Services & Supplies 1.5%
	Clean Harbors, Inc. (b)	14,200	818,346
	Pitney Bowes, Inc.	114,100	3,087,546
	R.R. Donnelley & Sons Co.	179,600	3,117,856
	Tyco International, Ltd.	11,400	491,910
			7,515,658
	Communications Equipment 2.5%
	Arris Group, Inc. (b)	95,200	3,252,984
	Brocade Communications Systems, Inc.	113,113	1,041,771
	Cisco Systems, Inc. (a)	10,925	275,638
	EchoStar Corp. Class A (b)	54,319	2,753,973
	Juniper Networks, Inc. (b)	129,200	3,041,368
	Polycom, Inc. (b)	94,600	1,212,772
	QUALCOMM, Inc. (a)	9,776	720,491
			12,298,997
	Construction & Engineering 0.5%
	KBR, Inc.	112,800	2,330,448

	Construction Materials 0.0%‡
	Headwaters, Inc. (b)	15,700	167,833

	Consumer Finance 0.2%
	American Express Co.	10,600	932,800

	Diversified Consumer Services 0.6%
	Apollo Education Group, Inc. (b)	51,600	1,441,188
	DeVry Education Group, Inc.	37,000	1,478,890
			2,920,078
	Diversified Financial Services 1.9%
¤	Berkshire Hathaway, Inc. Class B (a)(b)	54,089	6,784,383
	Interactive Brokers Group, Inc. Class A	71,517	1,645,964
	PHH Corp. (b)	36,000	840,600
			9,270,947
	Diversified Telecommunication Services 3.1%
	AT&T, Inc. (a)	98,769	3,515,189
	Inteliquent, Inc.	79,706	845,680
	Level 3 Communications, Inc. (b)	30,700	1,350,186
¤	Verizon Communications, Inc. (a)	161,838	8,159,872
	Vonage Holdings Corp. (b)	336,100	1,169,628
			15,040,555
	Electric Utilities 0.9%
	Edison International	600	32,880
	Entergy Corp.	3,400	247,622
	Exelon Corp.	28,750	893,550
	Pepco Holdings, Inc.	115,900	3,111,915
			4,285,967
	Electrical Equipment 0.6%
	Emerson Electric Co.	10,588	673,926
	General Cable Corp.	41,000	911,430
	GrafTech International, Ltd. (b)	1,700	14,280
	Regal-Beloit Corp.	18,900	1,328,481
	SolarCity Corp. (b)	735	52,575
			2,980,692
	Electronic Equipment, Instruments & Components 2.3%
	Arrow Electronics, Inc. (b)	25,400	1,471,930
	CDW Corp.	22,100	682,669
	Corning, Inc.	63,300	1,243,845
	Insight Enterprises, Inc. (b)	30,500	801,235
	Jabil Circuit, Inc.	141,941	2,833,142
	Sanmina Corp. (b)	54,500	1,269,305
	Tech Data Corp. (b)	45,900	2,882,061
			11,184,187
	Energy Equipment & Services 4.0%
	Baker Hughes, Inc.	51,400	3,534,778
	Basic Energy Services, Inc. (b)	44,700	1,072,353
	Halliburton Co. (a)	57,135	3,941,744
	ION Geophysical Corp. (b)	168,400	631,500
	Matrix Service Co. (b)	41,100	1,103,535
	Nabors Industries, Ltd.	111,437	3,026,629
	Parker Drilling Co. (b)	84,700	523,446
	Patterson-UTI Energy, Inc.	87,400	3,002,190
	Pioneer Energy Services Corp. (b)	70,000	1,029,700
	Schlumberger, Ltd.	5,900	639,501
	Seventy Seven Energy, Inc. (b)	471	10,564
	Superior Energy Services, Inc.	24,000	806,400
			19,322,340
	Food & Staples Retailing 1.8%
	Costco Wholesale Corp.	5,000	587,700
	CVS Caremark Corp.	40,200	3,069,672
	Kroger Co. (The)	65,227	3,194,819
	Rite Aid Corp. (b)	98,400	658,296
	Wal-Mart Stores, Inc.	18,602	1,368,735
			8,879,222
	Food Products 3.1%
	Archer-Daniels-Midland Co. (a)	78,700	3,651,680
	Bunge, Ltd.	22,600	1,781,784
	Chiquita Brands International, Inc. (b)	104,700	1,004,073
	Ingredion, Inc.	27,105	1,995,741
	Pilgrim's Pride Corp. (b)	98,500	2,754,060
	Sanderson Farms, Inc.	12,300	1,120,407
	Tyson Foods, Inc. Class A	82,393	3,065,844
			15,373,589
	Health Care Equipment & Supplies 1.1%
	Baxter International, Inc.	2,000	149,380
	Becton, Dickinson & Co.	600	69,744
	Boston Scientific Corp. (b)	68,700	877,986
	CONMED Corp.	6,600	257,400
	Hill-Rom Holdings, Inc.	59,400	2,340,360
	Invacare Corp.	43,700	654,189
	NuVasive, Inc. (b)	1,234	46,127
	Orthofix International N.V. (b)	29,400	971,964
			5,367,150
	Health Care Providers & Services 5.4%
	Aetna, Inc.	42,400	3,287,272
	Amedisys, Inc. (b)	67,900	1,370,222
	Cardinal Health, Inc.	41,300	2,959,145
	Centene Corp. (b)	40,000	2,883,600
	Health Net, Inc. (b)	71,000	2,924,490
	Humana, Inc.	26,900	3,164,785
	Kindred Healthcare, Inc.	21,181	506,226
	McKesson Corp. (a)	19,938	3,825,305
	Molina Healthcare, Inc. (b)	27,300	1,115,205
	PharMerica Corp. (b)	42,200	1,138,978
	WellPoint, Inc. (a)	31,062	3,410,918
			26,586,146
	Hotels, Restaurants & Leisure 3.0%
	Brinker International, Inc.	61,500	2,757,660
	Carnival Corp.	91,900	3,328,618
	Panera Bread Co. Class A (b)	4,300	633,390
	Red Robin Gourmet Burgers, Inc. (b)	5,300	341,108
	Royal Caribbean Cruises, Ltd.	56,509	3,370,762
	Wyndham Worldwide Corp.	22,000	1,662,100
	Yum! Brands, Inc.	34,100	2,366,540
			14,460,178
	Household Durables 2.0%
	Harman International Industries, Inc.	27,700	3,006,835
	NVR, Inc. (b)	1,400	1,577,044
	PulteGroup, Inc.	91,503	1,615,028
	Universal Electronics, Inc. (b)	8,500	404,855
	Whirlpool Corp.	22,968	3,276,156
			9,879,918
	Household Products 1.4%
	Energizer Holdings, Inc.	26,400	3,029,664
	Kimberly-Clark Corp.	11,200	1,163,344
	Procter & Gamble Co. (The) (a)	34,959	2,703,030
			6,896,038
	Industrial Conglomerates 0.8%
	General Electric Co.	155,085	3,900,388

	Insurance 1.6%
	Allstate Corp. (The)	4,300	251,335
	American International Group, Inc. (a)	90,526	4,705,542
	Aspen Insurance Holdings, Ltd.	14,800	592,148
	CNA Financial Corp.	22,900	855,773
	Hanover Insurance Group, Inc. (The)	500	28,905
	MetLife, Inc.	7,744	407,334
	Travelers Companies, Inc. (The)	9,900	886,644
	Validus Holdings, Ltd.	4,700	171,691
			7,899,372
	Internet & Catalog Retail 2.6%
	Amazon.com, Inc. (a)(b)	17,723	5,547,122
	Expedia, Inc.	40,292	3,199,990
	Liberty Interactive Corp. Class A (a)(b)	97,700	2,740,485
	Netflix, Inc. (b)	1,500	634,080
	Orbitz Worldwide, Inc. (b)	81,400	720,390
			12,842,067
	Internet Software & Services 4.5%
	AOL, Inc. (a)(b)	76,400	2,945,220
	eBay, Inc. (a)(b)	89,157	4,707,490
	Facebook, Inc. Class A (b)	48,500	3,523,525
	Google, Inc. Class A (a)(b)	6,937	4,020,338
	Google, Inc. Class C (b)	5,907	3,376,441
	IAC / InterActiveCorp	46,989	3,157,661
	Rackspace Hosting, Inc. (b)	2,700	81,783
			21,812,458
	IT Services 2.7%
	Booz Allen Hamilton Holding Corp.	11,461	254,893
	Computer Sciences Corp.	50,944	3,178,396
	DST Systems, Inc.	31,000	2,792,170
	Global Cash Access Holdings, Inc. (b)	34,900	292,113
	International Business Machines Corp. (a)	16,307	3,125,563
	Visa, Inc. Class A	1,200	253,212
	Xerox Corp.	263,300	3,491,358
			13,387,705
	Life Sciences Tools & Services 2.7%
	Affymetrix, Inc. (b)	55,600	478,160
	Agilent Technologies, Inc.	26,600	1,491,994
	Albany Molecular Research, Inc. (b)	37,100	706,384
	Bruker Corp. (b)	122,500	2,784,425
	Cambrex Corp. (b)	53,700	1,131,459
	Covance, Inc. (b)	27,600	2,316,192
	PAREXEL International Corp. (b)	23,300	1,247,948
	Quintiles Transnational Holdings, Inc. (b)	56,500	3,103,545
			13,260,107
	Machinery 3.0%
	Briggs & Stratton Corp.	6,700	122,811
	Caterpillar, Inc. (a)	43,400	4,372,550
	Cummins, Inc.	11,585	1,614,833
	Greenbrier Cos., Inc.	18,956	1,221,714
	Hyster-Yale Materials Handling, Inc.	13,336	1,068,214
	Meritor, Inc. (b)	97,500	1,225,575
	Oshkosh Corp.	49,301	2,278,692
	PACCAR, Inc.	16,500	1,027,455
	Trinity Industries, Inc.	15,200	663,328
	Wabash National Corp. (b)	91,300	1,242,593
			14,837,765
	Marine 0.1%
	Kirby Corp. (b)	1,800	209,628
	Matson, Inc.	9,600	258,720
			468,348
	Media 3.3%
	Carmike Cinemas, Inc. (b)	14,500	455,880
	Charter Communications, Inc. Class A (b)	13,289	2,053,416
	Comcast Corp. Class A (a)	81,960	4,403,711
	DISH Network Corp. Class A (b)	46,300	2,864,118
	Live Nation Entertainment, Inc. (b)	128,400	2,980,164
	Scholastic Corp.	35,700	1,264,494
	Twenty-First Century Fox, Inc. Class A	46,800	1,482,624
	Walt Disney Co. (The)	8,875	762,185
			16,266,592
	Metals & Mining 2.4%
	Alcoa, Inc.	210,800	3,455,012
	Century Aluminum Co. (b)	25,800	485,040
	Cliffs Natural Resources, Inc.	110,000	1,919,500
	Freeport-McMoRan, Inc.	32,300	1,202,206
	Newmont Mining Corp.	127,100	3,166,061
	Steel Dynamics, Inc.	68,816	1,459,587
	United States Steel Corp.	3,600	120,564
			11,807,970
	Multi-Utilities 0.2%
	MDU Resources Group, Inc.	22,600	712,126

	Multiline Retail 1.2%
	Big Lots, Inc.	62,600	2,738,750
	Dillard's, Inc. Class A	26,000	3,099,720
			5,838,470
	Oil, Gas & Consumable Fuels 12.1%
	Abraxas Petroleum Corp. (b)	134,300	684,930
	Bill Barrett Corp. (b)	48,600	1,166,886
	Bonanza Creek Energy, Inc. (b)	20,700	1,160,442
	Callon Petroleum Co. (b)	62,200	614,536
	Carrizo Oil & Gas, Inc. (b)	16,800	1,031,688
	Chesapeake Energy Corp.	121,500	3,203,955
¤	Chevron Corp. (a)	69,659	9,002,729
	Clayton Williams Energy, Inc. (b)	9,500	1,010,895
	Cloud Peak Energy, Inc. (b)	76,600	1,185,768
	Comstock Resources, Inc.	47,700	1,128,582
	ConocoPhillips (a)	29,398	2,425,335
	Delek US Holdings, Inc.	3,212	93,855
¤	Exxon Mobil Corp. (a)	112,245	11,105,520
	Gastar Exploration, Inc. (b)	50,200	332,324
	Green Plains, Inc.	14,115	529,172
	HollyFrontier Corp.	13,200	620,532
	Marathon Petroleum Corp. (a)	44,966	3,753,762
	PBF Energy, Inc. Class A	100,300	2,718,130
	Penn Virginia Corp. (b)	79,154	1,030,585
	PetroQuest Energy, Inc. (b)	106,900	685,229
	Phillips 66 (a)	17,892	1,451,220
	Renewable Energy Group, Inc. (b)	22,400	250,880
	REX American Resources Corp. (b)	800	67,480
	SM Energy Co.	37,700	2,960,958
	Stone Energy Corp. (b)	30,100	1,145,305
	VAALCO Energy, Inc. (b)	118,400	816,960
	Valero Energy Corp. (a)	74,359	3,777,437
	W&T Offshore, Inc.	83,400	1,118,394
	Western Refining, Inc.	30,743	1,259,233
	Westmoreland Coal Co. (b)	12,000	517,080
	WPX Energy, Inc. (b)	104,000	2,139,280
			58,989,082
	Paper & Forest Products 0.6%
	Domtar Corp. (a)	46,282	1,662,449
	International Paper Co. (a)	24,834	1,179,615
			2,842,064
	Personal Products 0.0%‡
	Nu Skin Enterprises, Inc. Class A	1,101	64,618

	Pharmaceuticals 6.8%
	AbbVie, Inc. (a)	7,821	409,351
	Depomed, Inc. (b)	101,200	1,006,940
	Eli Lilly & Co. (a)	71,761	4,381,727
	Hospira, Inc. (b)	36,300	2,013,561
	Impax Laboratories, Inc. (b)	43,800	1,024,482
¤	Johnson & Johnson (a)	91,892	9,197,470
	Lannett Co., Inc. (b)	30,100	1,011,661
	Medicines Co. (The) (b)	48,500	1,133,445
¤	Merck & Co., Inc. (a)	114,196	6,479,481
	Nektar Therapeutics (b)	27,500	290,125
	Pfizer, Inc. (a)	144,811	4,156,076
	Prestige Brands Holdings, Inc. (b)	38,200	1,176,560
	Sagent Pharmaceuticals, Inc. (b)	47,000	1,197,560
			33,478,439
	Professional Services 0.8%
	Barrett Business Services, Inc.	16,400	936,112
	Manpowergroup, Inc.	38,460	2,995,649
			3,931,761
	Real Estate Investment Trusts 2.8%
	American Tower Corp.	38,700	3,652,893
	CBL & Associates Properties, Inc.	4,600	86,020
	Crown Castle International Corp.	1,600	118,688
	Hospitality Properties Trust	90,900	2,597,013
	Host Hotels & Resorts, Inc.	142,200	3,091,428
	Mack-Cali Realty Corp.	37,100	782,810
	Senior Housing Properties Trust	12,500	285,750
	Weyerhaeuser Co.	101,600	3,182,112
			13,796,714
	Real Estate Management & Development 0.8%
	CBRE Group, Inc. Class A (b)	2,716	83,761
	Jones Lang LaSalle, Inc.	23,300	2,882,210
	St. Joe Co. (The) (b)	36,900	842,796
			3,808,767
	Road & Rail 2.7%
	AMERCO	10,200	2,684,232
	ArcBest Corp.	28,600	907,478
	Avis Budget Group, Inc. (b)	52,800	2,966,832
	Con-way, Inc. (a)	61,858	3,052,692
	Hertz Global Holdings, Inc. (b)	115,560	3,261,103
	Ryder System, Inc.	4,659	401,280
			13,273,617
	Semiconductors & Semiconductor Equipment 2.8%
	Broadcom Corp. Class A	9,733	372,385
¤	Intel Corp. (a)	215,232	7,294,212
	Marvell Technology Group, Ltd.	84,400	1,125,896
	Micron Technology, Inc. (a)(b)	116,500	3,559,075
	ON Semiconductor Corp. (b)	172,700	1,478,312
			13,829,880
	Software 5.5%
	Activision Blizzard, Inc. (a)	144,000	3,222,720
	Electronic Arts, Inc. (b)	90,000	3,024,000
	EnerNOC, Inc. (b)	17,100	306,432
¤	Microsoft Corp. (a)	262,408	11,325,529
	Oracle Corp. (a)	154,162	6,226,603
	Symantec Corp.	73,019	1,727,630
	Take-Two Interactive Software, Inc. (b)	55,000	1,230,900
			27,063,814
	Specialty Retail 2.9%
	Aaron's, Inc.	12,700	335,026
	Ascena Retail Group, Inc. (b)	121,189	1,946,295
	Best Buy Co., Inc. (a)	106,300	3,160,299
	CST Brands, Inc.	92,460	3,090,938
	GameStop Corp. Class A (a)	14,904	625,521
	Gap, Inc. (The)	17,530	703,128
	Home Depot, Inc. (The) (a)	6,829	552,125
	Lowe's Companies, Inc.	78,116	3,737,851
			14,151,183
	Technology Hardware, Storage & Peripherals 5.7%
¤	Apple, Inc. (a)	179,970	17,199,733
	EMC Corp.	98,400	2,883,120
	Hewlett-Packard Co. (a)	134,301	4,782,459
	NetApp, Inc.	77,200	2,998,448
			27,863,760
	Textiles, Apparel & Luxury Goods 2.1%
	Deckers Outdoor Corp. (b)	36,700	3,248,317
	Fossil Group, Inc. (b)	30,700	3,008,600
	G-III Apparel Group, Ltd. (b)	7,200	559,224
	Hanesbrands, Inc.	32,964	3,220,912
			10,037,053
	Tobacco 0.1%
	Philip Morris International, Inc. (a)	3,770	309,178

	Trading Companies & Distributors 1.0%
	HD Supply Holdings, Inc. (b)	66,800	1,698,056
	United Rentals, Inc. (b)	29,500	3,124,050
	Veritiv Corp. (b)	74	2,954
			4,825,060
	Wireless Telecommunication Services 0.4%
	Telephone & Data Systems, Inc.	87,148	2,178,700

	Total Common Stocks (Cost $569,030,765)		633,823,865

	Exchange-Traded Fund 0.3% (c)
	S&P 500 Index - SPDR Trust Series 1	8,718	1,683,551

	Total Exchange-Traded Fund (Cost $1,710,873)		1,683,551

	Principal Amount
Short-Term Investment 0.3%
Repurchase Agreement 0.3%
State Street Bank and Trust Co. 0.00%, dated 7/31/14 due 8/1/14 Proceeds at Maturity $1,350,003 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.06% and a maturity date of 10/17/22, with a Principal Amount of $1,470,000 and a Market Value of $1,379,905)	$1,350,003	1,350,003

Total Short-Term Investment (Cost $1,350,003)		1,350,003

Total Investments, Before Investments Sold Short (Cost $572,091,641) (f)	130.1%	636,857,419

	Shares
Investments Sold Short (29.8%)
Common Stocks Sold Short (29.8%)
Aerospace & Defense (0.8%)
Aerovironment, Inc. (b)	(27,000)	(850,230)
KEYW Holding Corp. (The) (b)	(91,159)	(1,194,183)
Taser International, Inc. (b)	(87,600)	(1,056,456)
Triumph Group, Inc.	(10,900)	(690,515)
		(3,791,384)
Air Freight & Logistics (0.1%)
XPO Logistics, Inc. (b)	(18,100)	(559,109)

Airlines (0.2%)
Spirit Airlines, Inc. (b)	(14,400)	(942,048)

Banks (0.1%)
Home BancShares, Inc.	(5,800)	(174,348)
TCF Financial Corp.	(31,107)	(491,802)
		(666,150)
Biotechnology (1.9%)
Achillion Pharmaceuticals, Inc. (b)	(33,300)	(228,105)
Alnylam Pharmaceuticals, Inc. (b)	(16,200)	(875,610)
Asterias Biotherapeutics, Inc. (b)	(1,803)	(4,057)
Celldex Therapeutics, Inc. (b)	(17,600)	(230,384)
CytRx Corp. (b)	(64,100)	(208,966)
Durata Therapeutics, Inc. (b)	(16,400)	(210,904)
Exact Sciences Corp. (b)	(15,400)	(240,394)
Exelixis, Inc. (b)	(32,100)	(129,684)
Galectin Therapeutics, Inc. (b)	(7,200)	(44,208)
Geron Corp. (b)	(90,700)	(218,133)
Idera Pharmaceuticals, Inc. (b)	(83,700)	(211,761)
Incyte Corp., Ltd. (b)	(16,700)	(794,419)
Infinity Pharmaceuticals, Inc. (b)	(38,800)	(352,692)
Intercept Pharmaceuticals, Inc. (b)	(4,200)	(975,912)
Kythera Biopharmaceuticals, Inc. (b)	(7,900)	(265,282)
Medivation, Inc. (b)	(11,500)	(853,645)
Newlink Genetics Corp. (b)	(15,000)	(317,700)
Pharmacyclics, Inc. (b)	(8,500)	(1,023,740)
Retrophin, Inc. (b)	(8,900)	(94,518)
Sarepta Therapeutics, Inc. (b)	(11,800)	(251,812)
Seattle Genetics, Inc. (b)	(25,600)	(901,120)
Synta Pharmaceuticals Corp. (b)	(69,900)	(276,105)
Tesaro, Inc. (b)	(8,700)	(250,212)
ZIOPHARM Oncology, Inc. (b)	(73,700)	(230,681)
		(9,190,044)
Building Products (0.3%)
Trex Co., Inc. (b)	(44,400)	(1,249,860)

Capital Markets (0.0%)‡
Artisan Partners Asset Management, Inc. Class A	(2,200)	(114,620)

Chemicals (0.5%)
Intrepid Potash, Inc. (b)	(84,900)	(1,257,369)
Rentech, Inc. (b)	(345,700)	(750,169)
Senomyx, Inc. (b)	(35,200)	(248,336)
		(2,255,874)
Communications Equipment (1.1%)
Calamp Corp. (b)	(66,100)	(1,124,361)
Extreme Networks, Inc. (b)	(121,100)	(569,170)
Palo Alto Networks, Inc. (b)	(22,056)	(1,783,448)
Procera Networks, Inc. (b)	(85,600)	(856,856)
Ubiquiti Networks, Inc. (b)	(30,500)	(1,166,015)
		(5,499,850)
Diversified Consumer Services (0.0%)‡
Weight Watchers International, Inc.	(9,200)	(199,548)

Diversified Telecommunication Services (0.3%)
8x8, Inc. (b)	(157,600)	(1,273,408)

Electrical Equipment (0.6%)
Capstone Turbine Corp. (b)	(691,200)	(960,768)
Fuelcell Energy, Inc. (b)	(481,600)	(1,194,368)
Power Solutions International, Inc. (b)	(12,100)	(739,068)
		(2,894,204)
Electronic Equipment, Instruments & Components (1.4%)
Dolby Laboratories, Inc. Class A (b)	(11,900)	(531,216)
InvenSense, Inc. (b)	(51,355)	(1,181,678)
IPG Photonics Corp. (b)	(23,979)	(1,614,986)
Neonode, Inc. (b)	(11,900)	(32,368)
Trimble Navigation, Ltd. (b)	(34,800)	(1,075,320)
Universal Display Corp. (b)	(40,800)	(1,250,928)
Zebra Technologies Corp. Class A (b)	(15,600)	(1,249,092)
		(6,935,588)
Energy Equipment & Services (1.6%)
Dril-Quip, Inc. (b)	(16,600)	(1,672,782)
GeoSpace Technologies Corp. (b)	(25,200)	(1,014,048)
McDermott International, Inc. (b)	(164,235)	(1,198,915)
Nuverra Environmental Solutions, Inc. (b)	(63,108)	(1,175,071)
Seadrill, Ltd.	(41,400)	(1,501,164)
Tidewater, Inc.	(32,000)	(1,512,640)
		(8,074,620)
Food & Staples Retailing (0.7%)
Fresh Market, Inc. (The) (b)	(20,700)	(619,551)
Natural Grocers By Vitamin Cottage, Inc. (b)	(38,600)	(875,448)
Sprouts Farmers Market, Inc. (b)	(35,900)	(1,095,309)
Whole Foods Market, Inc.	(18,900)	(722,358)
		(3,312,666)
Food Products (0.2%)
Annie's, Inc. (b)	(38,459)	(1,122,234)

Health Care Equipment & Supplies (1.0%)
Antares Pharma, Inc. (b)	(394,100)	(803,964)
Cerus Corp. (b)	(238,800)	(840,576)
GenMark Diagnostics, Inc. (b)	(37,400)	(400,180)
Intuitive Surgical, Inc. (b)	(3,900)	(1,784,445)
TearLab Corp. (b)	(30,700)	(133,852)
Unilife Corp. (b)	(250,500)	(631,260)
Zeltiq Aesthetics, Inc. (b)	(26,400)	(534,336)
		(5,128,613)
Health Care Providers & Services (1.9%)
Bio-Reference Laboratories, Inc. (b)	(9,500)	(298,205)
BioScrip, Inc. (b)	(154,900)	(1,160,201)
Brookdale Senior Living, Inc. (b)	(47,900)	(1,659,735)
Community Health Systems, Inc. (b)	(36,900)	(1,760,130)
Envision Healthcare Holdings, Inc. (b)	(11,977)	(428,178)
Quest Diagnostics, Inc.	(27,200)	(1,661,920)
Tenet Healthcare Corp. (b)	(37,500)	(1,978,875)
VCA, Inc. (b)	(6,200)	(231,198)
		(9,178,442)
Health Care Technology (0.5%)
Allscripts Healthcare Solutions, Inc. (b)	(8,400)	(133,728)
athenahealth, Inc. (b)	(13,500)	(1,679,400)
Vocera Communications, Inc. (b)	(71,700)	(901,269)
		(2,714,397)
Hotels, Restaurants & Leisure (0.6%)
Caesars Entertainment Corp. (b)	(74,900)	(1,198,400)
Chuy's Holdings, Inc. (b)	(12,100)	(346,665)
Noodles & Co. (b)	(3,781)	(106,246)
Scientific Games Corp. Class A (b)	(127,100)	(1,085,434)
		(2,736,745)
Household Durables (0.5%)
iRobot Corp. (b)	(10,100)	(326,937)
Taylor Morrison Home Corp. Class A (b)	(85,700)	(1,523,746)
Tri Pointe Homes, Inc. (b)	(41,400)	(559,314)
		(2,409,997)
Insurance (0.5%)
eHealth, Inc. (b)	(38,100)	(788,670)
MBIA, Inc. (b)	(179,672)	(1,721,258)
		(2,509,928)
Internet & Catalog Retail (0.6%)
HomeAway, Inc. (b)	(51,200)	(1,777,664)
RetailMenot, Inc. (b)	(23,600)	(577,256)
TripAdvisor, Inc. (b)	(6,345)	(601,760)
		(2,956,680)
Internet Software & Services (0.3%)
Bazaarvoice, Inc. (b)	(133,800)	(991,458)
Global Eagle Entertainment, Inc. (b)	(12,800)	(130,560)
Millennial Media, Inc. (b)	(85,700)	(295,665)
		(1,417,683)
Life Sciences Tools & Services (0.7%)
Fluidigm Corp. (b)	(28,700)	(821,681)
Pacific Biosciences of California, Inc. (b)	(174,100)	(795,637)
Techne Corp.	(19,076)	(1,780,172)
		(3,397,490)
Machinery (0.7%)
ExOne Co. (The) (b)	(11,800)	(385,978)
Middleby Corp. (The) (b)	(23,100)	(1,683,066)
Navistar International Corp. (b)	(4,000)	(140,680)
Proto Labs, Inc. (b)	(14,801)	(1,198,881)
		(3,408,605)
Media (1.6%)
AMC Networks, Inc. Class A (b)	(28,100)	(1,682,347)
DreamWorks Animation SKG, Inc. Class A (b)	(78,075)	(1,561,500)
Gray Television, Inc. (b)	(76,400)	(930,552)
Nexstar Broadcasting Group, Inc. Class A	(24,200)	(1,127,478)
Rentrak Corp. (b)	(23,300)	(1,156,612)
World Wrestling Entertainment, Inc. Class A	(101,800)	(1,270,464)
		(7,728,953)
Metals & Mining (1.1%)
Allied Nevada Gold Corp. (b)	(291,436)	(912,195)
Gold Resource Corp.	(108,200)	(571,296)
Molycorp, Inc. (b)	(99,322)	(207,583)
Royal Gold, Inc.	(15,165)	(1,146,019)
Tahoe Resources, Inc. (b)	(66,615)	(1,761,967)
Walter Energy, Inc.	(160,300)	(921,725)
		(5,520,785)
Multiline Retail (0.4%)
J.C. Penney Co., Inc. (b)	(199,444)	(1,870,785)

Oil, Gas & Consumable Fuels (2.6%)
Arch Coal, Inc.	(293,500)	(871,695)
Cabot Oil & Gas Corp.	(18,300)	(602,985)
Clean Energy Fuels Corp. (b)	(117,900)	(1,174,284)
Cobalt International Energy, Inc. (b)	(104,742)	(1,677,967)
Emerald Oil, Inc. (b)	(164,973)	(1,210,902)
Golar LNG, Ltd.	(29,310)	(1,805,789)
Laredo Petroleum, Inc. (b)	(50,200)	(1,362,428)
Miller Energy Resources, Inc. (b)	(185,500)	(907,095)
Nordic American Offshore, Ltd. (b)	(424)	(7,759)
Nordic American Tankers, Ltd.	(98,000)	(843,780)
Quicksilver Resources, Inc. (b)	(178,200)	(335,016)
Scorpio Tankers, Inc.	(107,600)	(1,010,364)
Solazyme, Inc. (b)	(74,800)	(724,064)
		(12,534,128)
Personal Products (0.0%)‡
Rock Creek Pharmaceuticals, Inc. (b)	(205,200)	(76,724)

Pharmaceuticals (0.6%)
AcelRx Pharmaceuticals, Inc. (b)	(53,100)	(369,576)
Ampio Pharmaceuticals, Inc. (b)	(39,800)	(239,994)
Jazz Pharmaceuticals PLC (b)	(5,400)	(754,542)
Repros Therapeutics, Inc. (b)	(61,800)	(866,436)
TherapeuticsMD, Inc. (b)	(133,700)	(620,368)
		(2,850,916)
Professional Services (0.5%)
Acacia Research Corp.	(78,800)	(1,344,328)
WageWorks, Inc. (b)	(29,400)	(1,227,156)
		(2,571,484)
Road & Rail (0.1%)
Kansas City Southern	(4,700)	(512,582)

Semiconductors & Semiconductor Equipment (1.0%)
Advanced Micro Devices, Inc. (b)	(223,242)	(872,876)
Cree, Inc. (b)	(32,400)	(1,530,252)
Freescale Semiconductor, Ltd. (b)	(9,900)	(198,198)
Sunedison, Inc. (b)	(31,300)	(626,000)
SunPower Corp. (b)	(39,600)	(1,454,508)
		(4,681,834)
Software (0.5%)
Nuance Communications, Inc. (b)	(24,600)	(447,228)
Vringo, Inc. (b)	(148,400)	(483,784)
Zynga, Inc. Class A (b)	(523,200)	(1,527,744)
		(2,458,756)
Specialty Retail (2.7%)
Aeropostale, Inc. (b)	(381,200)	(1,265,584)
Bebe Stores, Inc.	(142,900)	(401,549)
Cabela's, Inc. (b)	(30,100)	(1,756,636)
CarMax, Inc. (b)	(33,800)	(1,649,778)
Conn's, Inc. (b)	(29,400)	(1,176,000)
Five Below, Inc. (b)	(34,700)	(1,270,714)
Francesca's Holdings Corp. (b)	(89,500)	(1,143,810)
Lumber Liquidators Holdings, Inc. (b)	(22,800)	(1,236,216)
Restoration Hardware Holdings, Inc. (b)	(900)	(73,611)
Sears Hometown and Outlet Stores, Inc. (b)	(45,036)	(853,883)
Tiffany & Co.	(16,300)	(1,591,043)
Tile Shop Holdings, Inc. (b)	(91,200)	(922,032)
Wet Seal, Inc. (The) Class A (b)	(43,600)	(40,203)
		(13,381,059)
Technology Hardware, Storage & Peripherals (0.6%)
3d Systems Corp. (b)	(26,800)	(1,343,484)
Stratasys, Ltd. (b)	(16,700)	(1,679,018)
		(3,022,502)
Textiles, Apparel & Luxury Goods (0.7%)
Kate Spade & Co. (b)	(44,900)	(1,698,567)
Under Armour, Inc. Class A (b)	(27,700)	(1,848,975)
		(3,547,542)
Thrifts & Mortgage Finance (0.1%)
Nationstar Mortgage Holdings, Inc. (b)	(8,665)	(264,369)

Trading Companies & Distributors (0.2%)
Titan Machinery, Inc. (b)	(61,700)	(904,522)

Wireless Telecommunication Services (0.0%)‡
NII Holdings, Inc. (b)	(122,924)	(84,240)
Total Common Stocks Sold Short (Proceeds $152,267,462)		(145,950,968)

Warrants Sold Short (0.0%)‡
Oil, Gas & Consumable Fuels (0.0%)‡
Magnum Hunter Resources Corp. (b)(d)(e)	(31,660)	(36,866)

Total Warrants Sold Short (Proceeds $0)		(36,866)

Total Investments Sold Short (Proceeds $152,267,462)	(29.8)%	(145,987,834)

Total Investments, Net of Investments Sold Short (Cost $419,824,179)	100.3	490,869,585
Other Assets, Less Liabilities	(0.3)	(1,431,316)
Net Assets	100.0%	$489,438,269

¤	Among the Fund's 10 largest holdings, as of July 31, 2014, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Security, or a portion thereof, was maintained in a segregated account at the Fund's custodian as collateral for securities Sold Short.
(b)	Non-income producing security.
(c)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(d)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2014, the total market value of the fair valued securities was $(36,866), which represented less than one-tenth of a percent of the Fund's net assets.
(e)	Illiquid security - The total market value of these securities as of July 31, 2014, was $(36,866), which represented less than one-tenth of a percent of the Fund's net assets.
(f)	As of July 31, 2014, cost was $575,428,706 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$75,396,662
Gross unrealized depreciation	(13,967,949)
Net unrealized appreciation	$61,428,713

The following abbreviation is used in the above portfolio:

SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2014, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$633,823,865	$—	$—	$633,823,865
Exchange-Traded Fund	1,683,551	—	—	1,683,551
Short-Term Investment
Repurchase Agreement	—	1,350,003	—	1,350,003
Total Investments in Securities	$635,507,416	$1,350,003	$—	$636,857,419

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities Sold Short (a)
Common Stocks Sold Short	$(145,950,968)	$—	$—	$(145,950,968)
Warrants Sold Short (b)	—	—	(36,866)	(36,866)
Total Investments in Securities Sold Short	$(145,950,968)	$—	$(36,866)	$(145,987,834)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $(36,866) is held in Oil, Gas & Consumable Fuels within the Warrants Sold Short section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2014
Warrants Sold Short
Oil, Gas & Consumable Fuels	$(3)	$-	$-	$(36,863)	$-	$-	$-	$-	$(36,866)	$(36,866)
Total	$(3)	$-	$-	$(36,863)	$-	$-	$-	$-	$(36,866)	$(36,866)

MainStay U.S. Small Cap Fund

Portfolio of Investments July 31, 2014 (Unaudited)

		Shares	Value
	Common Stocks 97.8% †
	Aerospace & Defense 2.3%
	Curtiss-Wright Corp.	75,920	$4,821,678
	Hexcel Corp. (a)	193,175	7,195,769
			12,017,447
	Auto Components 2.3%
	Dana Holding Corp.	270,155	6,046,069
	Visteon Corp. (a)	64,350	6,145,425
			12,191,494
	Banks 10.2%
	Bank of Hawaii Corp.	126,350	7,224,693
	BankUnited, Inc.	280,880	8,774,691
	CVB Financial Corp.	368,037	5,627,286
	First Financial Bancorp	260,190	4,251,505
¤	Investors Bancorp, Inc.	1,037,851	10,741,758
	Texas Capital Bancshares, Inc. (a)	71,650	3,729,382
	Umpqua Holdings Corp.	288,623	4,883,501
	ViewPoint Financial Group, Inc.	353,550	8,888,247
			54,121,063
	Building Products 2.9%
¤	Armstrong World Industries, Inc. (a)	199,830	9,727,725
	Simpson Manufacturing Co., Inc.	190,440	5,791,280
			15,519,005
	Capital Markets 1.3%
	Diamond Hill Investment Group, Inc.	53,900	6,887,342

	Chemicals 3.8%
	Chemtura Corp. (a)	267,700	6,226,702
	Flotek Industries, Inc. (a)	232,860	6,718,011
	Innophos Holdings, Inc.	123,650	7,472,169
			20,416,882
	Commercial Services & Supplies 1.4%
	Herman Miller, Inc.	254,030	7,427,837

	Communications Equipment 1.6%
	Harmonic, Inc. (a)	1,456,085	8,736,510

	Construction Materials 0.5%
	United States Lime & Minerals, Inc.	43,500	2,506,470

	Containers & Packaging 1.4%
	Silgan Holdings, Inc.	154,760	7,617,287

	Diversified Consumer Services 1.6%
	Service Corp. International	406,950	8,545,950

	Diversified Financial Services 0.7%
	CBOE Holdings, Inc.	74,580	3,614,893

	Diversified Telecommunication Services 1.1%
	Lumos Networks Corp.	380,875	5,842,622

	Electric Utilities 4.4%
¤	Cleco Corp.	198,223	11,048,950
	Great Plains Energy, Inc.	269,050	6,669,750
	Westar Energy, Inc.	157,200	5,665,488
			23,384,188
	Electronic Equipment, Instruments & Components 2.4%
	National Instruments Corp.	192,584	6,131,875
	OSI Systems, Inc. (a)	101,085	6,701,935
			12,833,810
	Energy Equipment & Services 2.0%
	Dril-Quip, Inc. (a)	52,350	5,275,310
	Oil States International, Inc. (a)	86,870	5,324,262
			10,599,572
	Food & Staples Retailing 1.2%
	SpartanNash Co.	315,993	6,623,213

	Food Products 1.2%
	B&G Foods, Inc.	218,895	6,144,383

	Health Care Equipment & Supplies 7.8%
	Greatbatch, Inc. (a)	78,050	3,864,255
¤	Integra LifeSciences Holdings Corp. (a)	218,362	10,354,726
	Sirona Dental Systems, Inc. (a)	84,488	6,775,938
	Teleflex, Inc.	82,850	8,926,259
	Tornier N.V. (a)	164,150	3,402,830
	Wright Medical Group, Inc. (a)	273,117	8,417,466
			41,741,474
	Health Care Providers & Services 5.0%
¤	Bio-Reference Laboratories, Inc. (a)	331,855	10,416,929
	U.S. Physical Therapy, Inc.	194,765	6,805,089
¤	WellCare Health Plans, Inc. (a)	154,500	9,637,710
			26,859,728
	Hotels, Restaurants & Leisure 6.2%
	Bally Technologies, Inc. (a)	118,850	7,151,205
	Brinker International, Inc.	150,795	6,761,648
	Life Time Fitness, Inc. (a)	166,305	6,544,102
	Monarch Casino & Resort, Inc. (a)	334,246	4,171,390
	Multimedia Games Holding Co., Inc. (a)	345,970	8,344,796
			32,973,141
	Household Durables 1.1%
	M/I Homes, Inc. (a)	293,710	6,044,552

	Internet Software & Services 1.7%
	Monster Worldwide, Inc. (a)	925,734	6,017,271
	Travelzoo, Inc. (a)	164,730	2,839,945
			8,857,216
	IT Services 2.2%
	EVERTEC, Inc.	232,030	5,188,191
	Forrester Research, Inc.	170,312	6,587,668
			11,775,859
	Machinery 7.0%
	Actuant Corp. Class A	77,500	2,501,700
	Harsco Corp.	252,950	6,392,046
	Kennametal, Inc.	78,589	3,322,743
	Mueller Industries, Inc.	337,450	9,391,233
	Mueller Water Products, Inc. Class A	692,350	5,365,713
¤	Woodward, Inc.	202,800	10,131,888
			37,105,323
	Media 1.3%
	Morningstar, Inc.	100,494	6,814,498

	Multi-Utilities 1.8%
¤	Vectren Corp.	256,680	9,776,941

	Paper & Forest Products 1.2%
	KapStone Paper and Packaging Corp. (a)	213,810	6,358,709

	Professional Services 0.6%
	Resources Connection, Inc.	224,550	3,390,705

	Real Estate Investment Trusts 0.5%
	CubeSmart	159,650	2,907,227

	Semiconductors & Semiconductor Equipment 3.8%
	Cypress Semiconductor Corp. (a)	709,260	7,170,618
	Teradyne, Inc.	294,240	5,361,053
	Veeco Instruments, Inc. (a)	222,935	7,738,074
			20,269,745
	Software 2.0%
¤	Rovi Corp. (a)	450,650	10,531,690

	Specialty Retail 4.9%
	American Eagle Outfitters, Inc.	395,140	4,212,192
	Big 5 Sporting Goods Corp.	380,100	3,766,791
	Brown Shoe Co., Inc.	221,600	6,246,904
	CST Brands, Inc.	217,780	7,280,386
	Express, Inc. (a)	310,400	4,829,824
			26,336,097
	Textiles, Apparel & Luxury Goods 4.0%
	G-III Apparel Group, Ltd. (a)	44,580	3,462,529
¤	Iconix Brand Group, Inc. (a)	287,000	12,120,010
	Steven Madden, Ltd. (a)	172,600	5,497,310
			21,079,849
	Thrifts & Mortgage Finance 4.4%
	Brookline Bancorp, Inc.	673,050	6,077,641
	Capitol Federal Financial, Inc.	500,800	5,859,360
	Northwest Bancshares, Inc.	539,440	6,689,056
	Trustco Bank Corp.	769,930	5,073,839
			23,699,896
	Total Common Stocks (Cost $415,691,147)		521,552,618

	Exchange-Traded Fund 1.5% (b)
	iShares Russell 2000 Value Index Fund	82,780	7,977,509

	Total Exchange-Traded Fund (Cost $6,442,094)		7,977,509

	Principal Amount
Short-Term Investment 2.0%
Repurchase Agreement 2.0%
State Street Bank and Trust Co. 0.00%, dated 7/31/14 due 8/1/14 Proceeds at Maturity $10,696,517 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.06% and a maturity date of 10/17/22, with a Principal Amount of $11,625,000 and a Market Value of $10,912,515)	$10,696,517	10,696,517

Total Short-Term Investment (Cost $10,696,517)		10,696,517

Total Investments (Cost $432,829,758) (c)	101.3%	540,226,644
Other Assets, Less Liabilities	(1.3)	(7,058,789)
Net Assets	100.0%	$533,167,855

¤	Among the Fund's 10 largest holdings, as of July 31, 2014, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(c)	As of July 31, 2014, cost was $433,559,419 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$119,072,066
Gross unrealized depreciation	(12,404,841)
Net unrealized appreciation	$106,667,225

The following is a summary of the fair valuations according to the inputs used as of July 31, 2014, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$521,552,618	$—	$—	$521,552,618
Exchange-Traded Fund	7,977,509	—	—	7,977,509
Short-Term Investment
Repurchase Agreement	—	10,696,517	—	10,696,517
Total Investments in Securities	$529,530,127	$10,696,517	$—	$540,226,644

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2014, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Funds Trust

NOTES TO PORTFOLIOS OF INVESTMENTS July 31, 2014 Unaudited

SECURITIES VALUATION.

The MainStay Funds Trust is comprised of thirty-eight separate funds (each a "Fund" and collectively, the "Funds"). Each Fund prepares its financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America and follows significant accounting policies described below.

Investments are valued as of the close of regular trading on the New York Stock Exchange ("Exchange") (generally 4:00 p.m. Eastern time) on each day the Funds are open for business ("valuation date").

The Board of Trustees (the "Board") of the MainStay Funds Trust adopted procedures for the valuation of the Funds' securities and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Funds (the "Valuation Committee"). The Board authorized the Valuation Committee to appoint a Valuation Sub-Committee (the "Sub-Committee") to deal in the first instance with questions that arise or cannot be resolved under these procedures. The Sub-Committee meets (in person, via electronic mail or via teleconference) on an as-needed basis. The Valuation Committee meets at a later time, as necessary, to ensure that actions taken by the Sub-Committee were appropriate. The procedures recognize that, subject to the oversight of the Board and unless otherwise noted, the responsibility for day-to-day valuation of portfolio assets (including securities for which market prices are not readily available) rests with New York Life Investment Management LLC ("New York Life Investments" or the "Manager"), aided to whatever extent necessary by the Subadvisor(s) to the Funds.

To assess the appropriateness of security valuations, the Manager or the Funds' third party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third party pricing services or broker sources. For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Sub-Committee deals in the first instance with such valuation and the Valuation Committee reviews and affirms the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering all relevant information that is reasonably available. Any action taken by the Sub-Committee with respect to the valuation of a portfolio security is submitted by the Valuation Committee to the full Board for its review at its next regularly scheduled meeting immediately after such action.

"Fair value" is defined as the price that a Fund would receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that has established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Fund. Unobservable inputs reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for an identical asset or liability
•	Level 2 – other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds' own assumptions about the assumptions that market participants would use in measuring the fair value of an asset or liability)

The aggregate value by input level, as of July 31, 2014, for the Funds' assets or liabilities is included at the end of the Funds' respective Portfolio of Investments.

The Funds may use third party vendor evaluations, whose prices may be derived from one or more of the following standard inputs among others:

• Benchmark Yields	• Reported Trades
• Broker Dealer Quotes	• Issuer Spreads
• Two-sided markets	• Benchmark securities
• Bids/Offers	• Reference Data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Equity and credit default swap curves	• Monthly payment information

An asset or liability for which market values cannot be measured using the methodologies described above are valued by methods deemed reasonable and in good faith by the Fund's Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Funds generally use a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such assets or liabilities, fair values may differ significantly from values that would have been used had an active market existed. For the period ended July 31, 2014 there have been no material changes to the fair value methodologies.

Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security for which the market price is not readily available from a third party pricing source or, if so provided, does not, in the opinion of the Manager or Subadvisor(s) reflect the security’s market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities for which market quotations or observable inputs are not readily available are generally categorized as Level 3 in the hierarchy. As of July 31, 2014, the Balanced, Epoch International Small Cap, Floating Rate, High Yield Opportunities, Total Return Bond, International Opportunities, U.S. Equity Opportunities and Emerging Markets Opportunities Funds held securities with a value of $4,409,770, $1,443, $96,732, $18,173,692, $373,910, $805,687, $(36,866) and $311,535 respectively, that were valued in such a manner.

Certain securities held by certain Funds may principally trade in foreign markets. Events may occur between the time that foreign markets close and the time at which the Funds' net asset values ("NAV(s)") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor(s) conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Sub-Committee may, pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds an established threshold. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with a Fund’s policies and procedures and are generally categorized as Level 2 in the heirarchy. As of July 31, 2014, no foreign equity securities were fair valued in such a manner.

Investments in Underlying Funds are valued at their NAV at the close of business each day. Securities held by the Underlying Funds are valued using policies consistent with those used by the Funds, as described in the paragraphs below. These securities are generally categorized as Level 1 in the hierarchy.

Equity securities and Exchange-Traded Funds are valued at the last quoted sales prices as of the close of regular trading on the Exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Options contracts are valued at the last posted settlement price on the market where such options are primarily traded. Investments in other mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or brokers selected by the Manager, in consultation with the Subadvisor(s), if any. Those prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by the Manager, in consultation with the Subadvisor(s), if any, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government & federal agency bonds, municipal bonds, foreign bonds, Yankee bonds, convertible bonds, asset-backed securities, and mortgage-backed securities, are generally categorized as Level 2 in the hierarchy.

Temporary cash investments acquired in excess of 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less at the time of purchase (“Short-Term Investments”) are valued at amortized cost. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued at amortized cost are not valued using quoted prices in an active market. These securities are generally categorized as Level 2 in the hierarchy.

Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.

Total return swaps contracts, which are arrangements to exchange a market-linked return for a periodic payment, are based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and these securities are generally categorized as Level 2 in the hierarchy.

Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing agent and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by a single broker quote obtained from the pricing agent with significant unobservable inputs and are generally categorized as Level 3 in the hierarchy. For these loan assignments, participations and commitments, the Manager may consider additional factors such as liquidity of the Funds' investments. As of July 31, 2014, Floating Rate, High Yield Opportunities and Short Duration High Yield held Level 3 securities with values of $72,653,726, $310,998 and $5,660,792, respectively, that were valued by single broker quotes and/or deemed to be illiquid.

The valuation techniques and significant amounts of unobservable inputs used in the fair valuation measurement of the Funds' Level 3 securities are outlined in the table below. A significant increase or decrease in any of those inputs in isolation would result in a significantly higher or lower fair value measurement.

MainStay High Yield Opportunities Fund

Asset Class	Fair Value at 7/31/14	Valuation Technique	Unobservable Inputs	Range

Corporate Bonds (1 position)	$9,932	Market Approach	Exchange Value	$195
			Credit Value	$83
Foreign Bonds (1 position)	18,083,213	Market Approach	Yield Discount	75bps

Common Stocks (1 position)	80,547	Income Approach	EBITDA Multiple	6x
	$18,173,692

Generally, a security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business at approximately the price at which it is valued within seven days. Its illiquidity might prevent the sale of such security at a time when the Manager or Subadvisor(s) might wish to sell, and these securities could have the effect of decreasing the overall level of a Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary from the amount that a Fund could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Fund. Under the supervision of the Board, the Manager or Subadvisor(s) measure the liquidity of a Fund's investments; in doing so, the Manager or Subadvisor(s) may consider various factors, including (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers, (iii) dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities generally will be valued in good faith in such a manner as the Board deems appropriate to reflect their fair value.

Item 2. Controls And Procedures.

(a)	Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAINSTAY FUNDS TRUST

By: /s/ Stephen P. Fisher
Stephen P. Fisher President and Principal Executive Officer
Date:	September 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Stephen P. Fisher
Stephen P. Fisher President and Principal Executive Officer
Date:	September 26, 2014

By: /s/ Jack R. Benintende
Jack R. Benintende Treasurer and Principal Financial and Accounting Officer
Date:	September 26, 2014